Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)





                                PROXY MATERIALS


                         DELAWARE TAX-FREE ARIZONA FUND
                   DELAWARE TAX-FREE CALIFORNIA INSURED FUND
                         DELAWARE TAX-FREE FLORIDA FUND


Dear Shareholder:

  I am writing to let you know that a meeting of shareholders of the Delaware Investments mutual funds mentioned above (the "Funds") will be held on March 15, 2005. The purpose of the meeting is to vote on several important proposals that affect the Funds and your investment in them. As a shareholder, you have the opportunity to voice your opinion on the matters that affect your Funds. This package contains information about the proposals and the materials to use when voting by mail, by telephone or through the Internet.

  Please read the enclosed materials and cast your vote promptly. YOUR VOTE IS EXTREMELY IMPORTANT, NO MATTER HOW LARGE OR SMALL YOUR HOLDINGS MAY BE.

  All of the proposals have been carefully reviewed by the respective Boards of Trustees. The Trustees, most of whom are not affiliated with Delaware Investments, are responsible for protecting your interests as a shareholder. The Trustees believe these proposals are in the best interests of shareholders. They recommend that you vote FOR each proposal.

  The enclosed Q&A is provided to assist you in understanding the proposals. Each of the proposals is described in greater detail in the enclosed Proxy Statement/Prospectus.

  VOTING IS QUICK AND EASY. EVERYTHING YOU NEED IS ENCLOSED. To cast your vote, simply complete the proxy card(s) enclosed in this package. Be sure to sign the card(s) before mailing it in the postage-paid envelope. You may also vote your shares by touch-tone telephone or through the Internet. Simply call the toll-free number or visit the web site indicated on your proxy card(s), enter the control number found on the card(s), and follow the recorded or online instructions.

  If you have any questions before you vote, please call Georgeson Shareholder Communications Inc., the Funds' proxy solicitor, at 877-288-8312 (toll free). They will be glad to help you get your vote in quickly. You may also receive a telephone call from Geogeson Shareholder Communications Inc. reminding you to vote your shares. Thank you for your participation in this important initiative.


                                      Sincerely,

                                      /s/ Jude T. Driscoll

                                      Jude T. Driscoll
                                      Chairman and Chief Executive Officer








PX-TFMGR

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


                         DELAWARE TAX-FREE ARIZONA FUND
                      (A SERIES OF VOYAGEUR MUTUAL FUNDS)

                   DELAWARE TAX-FREE CALIFORNIA INSURED FUND
                         DELAWARE TAX-FREE FLORIDA FUND
                  (EACH A SERIES OF VOYAGEUR INVESTMENT TRUST)

                               2005 MARKET STREET
                        PHILADELPHIA, PENNSYLVANIA 19103

                    NOTICE OF JOINT MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 15, 2005


To the Shareholders:

  NOTICE IS HEREBY GIVEN that a Joint Meeting (the "Meeting") of Shareholders of Delaware Tax-Free Arizona Fund (the "Arizona Fund"), one series of Voyageur Mutual Funds, and Delaware Tax-Free California Insured Fund (the "California Insured Fund") and Delaware Tax-Free Florida Fund (the "Florida Fund"), two series of Voyageur Investment Trust, has been called by the Boards of Trustees of Voyageur Mutual Funds and Voyageur Investment Trust, and will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on March 15, 2005 at 4:00 p.m., Eastern time. The Arizona Fund, the California Insured Fund and the Florida Fund are each referred to as an "Acquired Fund." The Meeting is being called for the following reasons:

     1. To approve the following Plans of Reorganization (includes 3 sub-proposals):

          (a) For shareholders of the Arizona Fund, a Plan of Reorganization between Voyageur Mutual Funds, on behalf of the Arizona Fund, and Voyageur Insured Funds, on behalf of the Delaware Tax-Free Arizona Insured Fund (the "Arizona Insured Fund");

          (b) For shareholders of the California Insured Fund, a Plan of Reorganization between Voyageur Investment Trust, on behalf of the California Insured Fund, and Voyageur Mutual Funds, on behalf of Delaware Tax-Free California Fund (the "California Fund"); and

          (c) For shareholders of the Florida Fund, a Plan of Reorganization by Voyageur Investment Trust, on behalf of the Florida Fund and Delaware Tax-Free Florida Insured Fund (the "Florida Insured Fund"),

          which provide for: (i) the acquisition by the Arizona Insured Fund, the California Fund and the Florida Insured Fund (each an "Acquiring Fund") of substantially all of the assets of the corresponding Acquired Fund, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the corresponding Acquired Fund; (ii) the pro rata distribution of shares of each Acquiring Fund to the shareholders of the corresponding Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund.

     2. To elect a Board of Trustees for each of Voyageur Mutual Funds and Voyageur Investment Trust. The nominees for election to the Boards of Trustees are:

          Thomas L. Bennett                                   Ann R. Leven
          Jude T. Driscoll                                    Thomas F. Madison
          John A. Fry                                         Janet L. Yeomans
          Anthony D. Knerr                                    J. Richard Zecher
          Lucinda S. Landreth

     3. For shareholders of the California Insured Fund and the Florida Fund, to approve the redomestication of Voyageur Investment Trust from a Massachusetts business trust to a Delaware statutory trust.

     4. To approve the use of a "manager of managers" structure whereby the investment manager of the Funds will be able to hire and replace subadvisers without shareholder approval.

     5. To vote upon any other business as may properly come before the Meeting or any adjournment thereof.

  Shareholders of record of each Acquired Fund as of the close of business on December 10, 2004 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof. WHETHER OR NOT YOU PLAN TO ATTEND THE MEETING, PLEASE VOTE YOUR SHARES BY RETURNING THE PROXY CARD BY MAIL IN THE ENCLOSED POSTAGE-PAID ENVELOPE PROVIDED, OR BY VOTING BY TELEPHONE OR OVER THE INTERNET. YOUR VOTE IS IMPORTANT.

                                            By Order of the Boards of Trustees,

                                            /s/ Richelle S. Maestro

                                            Richelle S. Maestro
                                            Secretary

December 29, 2004

  TO SECURE THE LARGEST POSSIBLE REPRESENTATION AND TO SAVE THE EXPENSE OF FURTHER MAILINGS, PLEASE MARK YOUR PROXY CARD, SIGN IT, AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES. IF YOU PREFER, YOU MAY INSTEAD VOTE BY TELEPHONE OR OVER THE INTERNET. YOU MAY REVOKE YOUR PROXY AT ANY TIME AT OR BEFORE THE MEETING OR VOTE IN PERSON IF YOU ATTEND THE MEETING, AS PROVIDED IN THE ATTACHED PROXY STATEMENT/ PROSPECTUS.

                           PROXY STATEMENT/PROSPECTUS

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON? ...........................     2
PROPOSAL ONE: TO APPROVE A PLAN OF REORGANIZATION .......................     3
 What is the purpose of Proposal 1? .....................................     3
 How do the investment objectives, strategies and policies of the
   Acquired Funds and the Acquiring Funds compare? ......................     3
 What are the principal risks associated with investments in the Funds? .     4
 What are the general tax consequences of a Transaction? ................     4
 Who manages the Funds? .................................................     5
 What are the fees and expenses of each Fund and what might they be
   after the Transactions? ..............................................     5
 How do the performance records of the Funds compare? ...................    15
 Where can I find more financial information about the Funds? ...........    15
 What are other key features of the Funds? ..............................    16
REASONS FOR THE TRANSACTIONS ............................................    17
INFORMATION ABOUT THE TRANSACTIONS ......................................    19
 How will the Transactions be carried out? ..............................    19
 Who will pay the expenses of the Transactions? .........................    20
 What are the tax consequences of the Transactions? .....................    20
 What should I know about shares of the Acquiring Funds? ................    20
 What are the capitalizations of the Funds and what might the
   capitalizations be after the Transactions? ...........................    21
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS .................    22
 Are there any significant differences between the investment objectives
   of the Acquired Funds and their corresponding Acquiring Funds? .......    22
 Are there any significant differences between the investment strategies and policies of the Acquired Funds and their corresponding Acquiring
   Funds? ...............................................................    22
 How do the fundamental investment restrictions of the Funds differ? ....    24
 What are the risk factors associated with investments in the Funds? ....    24
 What vote is necessary to approve the Plan? ............................    25
MORE INFORMATION ABOUT THE FUNDS ........................................    25
PROPOSAL 2: TO ELECT A BOARD OF TRUSTEES ................................    26
 Who are the nominees for Trustees? .....................................    26
 What vote is required to elect the nominees? ...........................    30
PROPOSAL 3: APPROVAL OF AN AGREEMENT AND PLAN OF REDOMESTICATION THAT
   PROVIDES FOR THE REORGANIZATION OF VOYAGEUR INVESTMENT TRUST FROM A
   MASSACHUSETTS BUSINESS TRUST TO A DELAWARE STATUTORY TRUST
  (CALIFORNIA INSURED FUND AND FLORIDA FUND ONLY)........................    31
 Why am I being asked to vote on the Redomestication? ...................    31
 What will the Redomestication mean for the series of Voyageur
   Investment Trust and for you? ........................................    31
 Why are the Trustees recommending approval of the Agreement and the
   Redomestication? .....................................................    31
 What are the advantages of a Delaware Statutory Trust? .................    31
 How do the Massachusetts business trust law and Voyageur Investment
   Trust's governing documents compare to the Delaware statutory trust
   law and the DE Trust's governing documents? ..........................    32
 What are the procedures and consequences of the Redomestication? .......    33
 What effect will the Redomestication have on the current investment
   advisory agreement? ..................................................    33
 What effect will the Redomestication have on the shareholder servicing
   agreements and distribution plans? ...................................    33

                                       i

                                                                            PAGE
                                                                            ----
 What is the effect of shareholder approval of the Agreement? ...........    34
 What is the capitalization and structure of the DE Trust? ..............    34
 Are there any tax consequences for shareholders? .......................    34
 What if I choose to sell my shares at any time? ........................    34
 What is the effect of my voting "FOR" the Agreement? ...................    35
 How does Proposal 1 affect this Proposal 3? ............................    35
 What vote is required to approve the Agreement? ........................    35
PROPOSAL 4: TO APPROVE A MANAGER OF MANAGERS STRUCTURE ..................    35
 Why am I being asked vote on this Proposal? ............................    35
 How does this Proposal affect my right to vote on Subadvisory
   Agreements? ..........................................................    36
 What are the conditions of the Order and the Rule? .....................    37
 What are the benefits to the Funds? ....................................    38
 What did the Board consider in reviewing this Proposal? ................    39
 How does Proposal 1 affect this Proposal 4? ............................    39
 What vote is required to approve Proposal No. 4? .......................    39
VOTING INFORMATION ......................................................    39
PRINCIPAL HOLDERS OF SHARES .............................................    42
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...........................    42
COMMUNICATIONS TO THE BOARDS ............................................    43
EXHIBITS:
EXHIBIT A   --   FORM OF AGREEMENT AND PLAN OF REORGANIZATION                A-1
EXHIBIT B   --   FORM OF PLAN OF REORGANIZATION BY VOYAGEUR INVESTMENT
                 TRUST (ON BEHALF OF THE FLORIDA AND FLORIDA INSURED FUNDS)  B-1
EXHIBIT C   --   EXECUTIVE OFFICERS OF THE TRUSTS                            C-1
EXHIBIT D   --   FORM OF AGREEMENT AND PLAN OF REDOMESTICATION BETWEEN
                 VOYAGEUR INVESTMENT TRUST AND DELAWARE INVESTMENTS MUNICIPAL
                 TRUST                                                       D-1
EXHIBIT E   --   A COMPARISON OF GOVERNING DOCUMENTS AND STATE LAW           E-1
EXHIBIT F   --   PRINCIPAL HOLDERS OF SHARES AS OF DECEMBER 10, 2004         F-1

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


                           PROXY STATEMENT/PROSPECTUS

                            Dated December 29, 2004

          ACQUISITION OF THE ASSETS AND ASSUMPTION OF LIABILITIES OF:

       DELAWARE TAX-FREE ARIZONA FUND                      DELAWARE TAX-FREE CALIFORNIA INSURED FUND
     (A SERIES OF VOYAGEUR MUTUAL FUNDS)                    (A SERIES OF VOYAGEUR INVESTMENT TRUST)

      BY AND IN EXCHANGE FOR SHARES OF                          BY AND IN EXCHANGE FOR SHARES OF

   DELAWARE TAX-FREE ARIZONA INSURED FUND                       DELAWARE TAX-FREE CALIFORNIA FUND
    (A SERIES OF VOYAGEUR INSURED FUNDS)                      (A SERIES OF VOYAGEUR MUTUAL FUNDS)

                                   DELAWARE TAX-FREE FLORIDA FUND
                              (A SERIES OF VOYAGEUR INVESTMENT TRUST)

                                  BY AND IN EXCHANGE FOR SHARES OF

                               DELAWARE TAX-FREE FLORIDA INSURED FUND
                              (A SERIES OF VOYAGEUR INVESTMENT TRUST)

  This Proxy Statement/Prospectus solicits proxies to be voted at a Meeting (the "Meeting") of Shareholders of certain registered open-end management investment companies within the Delaware Investments Family of Funds (the "Delaware Companies"), including Delaware Tax-Free Arizona Fund, one series of Voyageur Mutual Funds (the "Arizona Fund"), Delaware Tax-Free California Insured Fund (the "California Insured Fund") and Delaware Tax-Free Florida Fund (the "Florida Fund"), two series of Voyageur Investment Trust (the Arizona Fund, the California Insured Fund and the Florida Fund are hereinafter each referred to as an "Acquired Fund" and, collectively, as the "Acquired Funds"). The Meeting has been called by the Board of Trustees of Voyageur Mutual Funds and Voyageur Investment Trust, respectively (each, a "Board" and, collectively, the "Boards"), to vote on the following proposals (each of which is described more fully below):

     (1)  To approve Plans of Reorganization;

     (2)  To elect a Board;

     (3) To approve an Agreement and Plan of Redomestication (applies to the California Insured Fund and the Florida Fund only); and

     (4)  To approve the use of a "manager of managers" structure.

  The principal offices of the Delaware Companies are located at 2005 Market Street, Philadelphia, PA 19103. You can reach the offices of Voyageur Mutual Funds and Voyageur Investment Trust by telephone by calling 1-800-523-1918.

  The Meeting will be held at the offices of Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103, on March 15, 2005 at 4:00 p.m., Eastern time. The Boards of Voyageur Mutual Funds, on behalf of the Arizona Fund, and Voyageur Investment Trust, on behalf of the California Insured Fund and the Florida Fund, are soliciting these proxies. This Proxy Statement/Prospectus will first be sent to shareholders on or about January 20, 2005.

  This Proxy Statement/Prospectus gives you the information about an investment in the Delaware Tax-Free Arizona Insured Fund, the Delaware Tax-Free
California Fund and the Delaware Tax-Free Florida Insured Fund (collectively, the "Acquiring Funds") and about other matters that you should know before voting and investing. You should retain it for future reference. A Statement of Additional Information dated December 29, 2004 (the "Statement of
Additional Information"), relating to this Proxy Statement/Prospectus contains more information about the Acquiring Funds, the Acquired Funds (each, a "Fund" and, collectively, the "Funds") and the proposed transactions, and has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference.

  The Prospectus of the Funds dated December 3, 2004 (the "Fund Prospectus") is included with and is considered a part of this Proxy Statement/Prospectus, and is intended to provide you with information about the Acquiring Funds.

  You can request a free copy of the Statement of Additional Information, the Fund Prospectus or the Annual Report to Shareholders of the Funds for the fiscal year ended August 31, 2004 by calling 1-800-523-1918, or by writing to the Delaware Companies at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

  LIKE ALL MUTUAL FUNDS, THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON?


  Not all of the four proposals described in this Proxy Statement/Prospectus affect all Acquired Funds. Specifically, not all shareholders will be voting on each of Sub-Proposals 1(a), 1(b) and 1(c), or on Proposal 3. The table below indicates which Acquired Fund's shareholders will be voting on the Proposals described in this Proxy Statement/Prospectus.


   Proposal Summary                                                          Fund Whose Shareholders are Entitled to Vote
 ----------------------                                                ------------------------------------------------------
1. To approve a Plan of Reorganization that provides                  (a) Arizona Fund -- Plan of Reorganization between
for: (i) the acquisition by an Acquiring Fund of                      Voyageur Mutual Funds, on behalf of the Arizona Fund,
substantially all of the assets of the corresponding                  and Voyageur Insured Funds, on behalf of the Delaware
Acquired Fund, in exchange for shares of the Acquiring                Tax-Free Arizona Insured Fund
Fund and the assumption by the Acquiring Fund of the
liabilities of the corresponding Acquired Fund; (ii) the              (b) California Insured Fund -- Plan of Reorganization
pro rata distribution of shares of the Acquiring Fund to              between Voyageur Investment Trust, on behalf of the
the shareholders of the corresponding Acquired Fund; and              California Insured Fund, and Voyageur Mutual Funds, on
(iii) the liquidation and dissolution of the Acquired Fund.           behalf of Delaware Tax-Free California Fund

                                                                      (c) Florida Fund -- Plan of Reorganization by Voyageur
                                                                      Investment Trust, on behalf of the Florida Fund and
                                                                      Delaware Tax-Free Florida Insured Fund

2. To Elect Trustees                                                  Arizona Fund (voting together with all of the other
                                                                      series of Voyageur Mutual Funds)

                                                                      California Insured and Florida Funds (voting together
                                                                      with all of the other series of Voyageur Investment
                                                                      Trust)

3. To approve the redomestication of Voyageur Investment              California Insured Fund and Florida Fund (voting
Trust from a Massachusetts business trust to a newly                  together with all of the other series of Voyageur
formed Delaware statutory trust.                                      Investment Trust)

4. To approve the use of a manager of managers structure              Arizona Fund, California Insured Fund and Florida Fund
whereby the investment manager will be able to hire and               (voting separately by Fund)
replace subadvisers without shareholder approval.

                                       2

                PROPOSAL ONE: TO APPROVE A PLAN OF REORGANIZATION
                      (includes three (3) Sub-Proposals):

  Shareholders of each of the Acquired Funds are being asked to consider and approve a Plan of Reorganization (a "Plan") that will have the effect of reorganizing that Acquired Fund with and into a corresponding Acquiring Fund as follows:

Sub-Proposal No.  Acquired Fund                     Corresponds To:    Acquiring Fund
----------------  -------------------------------   -----------------  ------------------------------------------
1(a)              The Arizona Fund, a series of       ---------->      Delaware Tax-Free Arizona Insured  Fund, a
                  Voyageur Mutual Funds                                series of Voyageur Insured Funds

1(b)              The California Insured Fund, a      ---------->      Delaware Tax-Free California Fund, a
                  series of Voyageur Investment                        series of Voyageur Mutual Funds
                  Trust

1(c)              The Florida Fund, a series of       ---------->      Delaware Tax-Free Florida Insured Fund, a
                  Voyageur Investment Trust                            series of Voyageur Investment Trust

  Each Plan provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund and assumption by the Acquiring Fund of the liabilities of the corresponding Acquired Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the corresponding Acquired Fund; and (iii) the liquidation and dissolution of the Acquired Fund. If the shareholders of an Acquired Fund vote to approve the Plan, as a shareholder of the Acquired Fund you will receive Acquiring Fund shares equal in value to, and of the same class as, your investment in the Acquired Fund. The Acquired Fund will then be liquidated.

                                    SUMMARY

  This is only a summary of certain information contained in this Proposal 1. You should read the more complete information in the rest of this Proxy Statement/Prospectus, including the Plans (attached as Exhibits A and B) and the Fund Prospectus included with this Proxy Statement/Prospectus.

WHAT IS THE PURPOSE OF PROPOSAL 1?

  The Boards of Voyageur Mutual Funds and Voyageur Investment Trust (individually a "Trust" and, together, the "Trusts") approved the Plans for the respective Acquired Funds and recommend that shareholders of each Acquired Fund approve the Plan for that Acquired Fund. If shareholders of an Acquired Fund approve the Plan, substantially all of the Acquired Fund's assets will be transferred to the corresponding Acquiring Fund in exchange for the Acquiring Fund's shares equal in value to the assets of the Acquired Fund and assumed liabilities that are transferred to the Acquiring Fund. The Acquiring Fund shares will then be distributed pro rata to the Acquired Fund's shareholders and the Acquired Fund will be liquidated and dissolved. The proposed transaction for each Acquired Fund is referred to in this Proxy Statement/ Prospectus individually as a "Transaction," and, collectively for all the Acquired Funds, as the "Transactions."

  The Transactions, if approved, will result in your shares of an Acquired Fund being exchanged for an equal value of Acquiring Fund shares of the same class. This means that you will cease to be a shareholder of the Acquired Fund and will become a shareholder of the corresponding Acquiring Fund. This exchange will occur on a date agreed to by the parties to the Plan (hereafter, the "Closing Date"), which is currently expected to be in the first half of 2005.

  For the reasons set forth below under "Reasons for the Transactions," the Boards of the Trusts have concluded that the Transactions are in the best interests of the respective shareholders of the Acquired Funds. The Boards have also concluded that no dilution in value would result to the shareholders of the Acquired Funds as a result of the Transactions.

HOW DO THE INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE ACQUIRED FUNDS AND THE ACQUIRING FUNDS COMPARE?

  Like the Acquired Funds, the Acquiring Funds are mutual funds within the Delaware Companies that are managed by Delaware Management Company ("DMC"), a series of Delaware Management Business Trust. The investment objective of each Acquired Fund is identical to the investment objective of its respective Acquiring Fund. Each Fund's investment objective is to seek to provide its investors with as high a level of current income exempt from federal income tax and from the personal income tax in its respective state, as is consistent with preservation of capital. Each Fund's investment objective is non-fundamental and may be changed without prior shareholder approval.

  In addition, the investment strategies and policies of each Acquired Fund are substantially similar, but not identical, to the investment strategies and policies of the corresponding Acquiring Fund. Each Fund has adopted a fundamental investment policy to seek to invest, under normal circumstances, at least 80% of its net assets in municipal securities, the income from which is exempt from federal income taxes (including the federal alternative minimum tax) and its respective state personal income tax. As described below, a Fund may not change its fundamental investment policies and restrictions without prior shareholder approval. The principal difference between the investment strategies of each Acquired Fund and its corresponding Acquiring Fund relates to whether a Fund has adopted an investment policy regarding "insured municipal securities." Insured municipal securities are debt securities issued by or on behalf of a state or territory, its agencies, instrumentalities, municipalities or other political sub-divisions, for which such issuers have obtained insurance for the payment of interest and principal (when due) to the bondholders. This insurance is designed to protect against certain risks (as described below) -- the insurance does not guarantee the market value of the insured municipal securities held in a Fund's portfolio and it does not guarantee the value of an investment in a Fund.

  Two of the Acquiring Funds -- the Arizona Insured Fund and the Florida Insured Fund -- and one of the Acquired Funds -- the California Insured Fund -- have each adopted a non-fundamental investment policy, which may be changed with prior notice to shareholders (no shareholder approval is required), to invest at least 80% of its net assets in insured municipal securities. None of the Arizona Fund, the Florida Fund (each of which is an Acquired Fund) or the California Fund (which is an Acquiring Fund) has adopted such an investment policy. The Arizona Insured Fund, the Florida Insured Fund, and the California Insured Fund are collectively referred hereinafter to as "Insured Funds" and the Arizona Fund, the Florida Fund and the California Fund are collectively referred to hereinafter as "Non-Insured Funds." The Non-Insured Funds, however, may invest without limitation in insured municipal securities. Although not required to do so, each Non-Insured Fund has generally invested a significant portion of its assets in insured municipal securities.

  For further information about the investment objectives and policies of the Funds, see "Comparison of Investment Objectives, Policies and Risks" below.

WHAT ARE THE PRINCIPAL RISKS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

  As with most investments, investments in the Funds involve certain risks. There can be no guarantee against losses resulting from an investment in any Fund, nor can there be any assurance that any Fund will achieve its investment objective. Investments in the Funds involve risks associated with changes in interest rates, market conditions, industry conditions and the financial strength of issuers of the portfolio securities held by a Fund. The risks associated with an investment in an Acquired Fund are substantially identical to the risks associated with an investment in the corresponding Acquiring Fund. However, to the extent that an Insured Fund invests more of its assets in insured municipal securities as compared to its corresponding Non-Insured Fund, the Insured Fund may be subject to less credit risk because the payment of interest and principal with respect to such insured municipal securities is insured by an insurance company. There is no assurance, however, that an insurance company will meet its obligations with respect to the insured municipal securities.

  Also, all of the Funds are considered to be "non-diversified," meaning that they may invest more of their assets in a fewer number of issuers than diversified funds. Accordingly, to the extent that a Fund invests its assets in fewer issuers as compared to a diversified fund, the Fund may be more susceptible than a fully diversified fund to adverse economic, political, business, or regulatory developments affecting a single issuer, industry, or economic sector. This, in turn, can affect the Fund's net asset value.

  For further information about the risks of investing in the Funds, see "Comparison of Investment Objectives, Policies and Risks" below.

WHAT ARE THE GENERAL TAX CONSEQUENCES OF A TRANSACTION?

  It is expected that shareholders of an Acquired Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of the corresponding Acquiring Fund. You should, however, consult your tax advisor regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences of the Transaction, if any, because the information about tax consequences in this document relates to the federal income tax consequences only. For further information about the tax consequences of the Transaction, see "Information About the Transactions -- What are the tax consequences of the Transactions?"

WHO MANAGES THE FUNDS?

  The management of the business and affairs of each Fund is the responsibility of the Board of the applicable Trust. The Boards and senior management select officers who are responsible for the day-to-day operations of the Funds.

  DMC manages the assets of each of the Funds and makes each Fund's investment decisions. DMC is a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc., and is located at 2005 Market Street, Philadelphia, Pennsylvania 19103. DMC and its predecessors have been managing the assets of the Delaware Companies since 1938. As of September 30, 2004, DMC and its affiliates within Delaware Investments were managing in the aggregate more than $93.1 billion in assets in various institutional or separately managed, investment company and insurance accounts.

  THE FLORIDA FUNDS. Patrick P. Coyne, Joseph R. Baxter and Robert F. Collins have primary responsibility for making the day-to-day investment decisions for the Florida Fund and the Florida Insured Fund.

  Mr. Coyne assumed joint responsibility for the Florida Fund and the Florida Insured Fund on May 1, 1997. Mr. Baxter and Mr. Collins assumed responsibility for the Funds on May 22, 2003 and June 25, 2004, respectively.

  Patrick P. Coyne, Executive Vice President/Chief Investment Officer -- Head of Equity, is a graduate of Harvard University with an MBA from the University of Pennsylvania's Wharton School. Mr. Coyne joined Delaware Investments' fixed-income department in 1990. Mr. Coyne became the Chief Investment Officer for equity investments in 2004, but continues to manage the Florida Fund and the Florida Insured Fund. Prior to joining Delaware Investments, he was a manager of Kidder, Peabody & Co. Inc.'s trading desk, and specialized in trading high-grade municipal bonds and municipal futures contracts.

  Joseph R. Baxter, Vice President/Portfolio Manager, is a graduate of LaSalle University where he earned his undergraduate degree in finance and marketing. Prior to joining Delaware Investments in 1999, he held investment positions with First Union. Most recently, he served as a municipal portfolio manager for the Evergreen Funds.

  Robert F. Collins, Vice President/Senior Portfolio Manager, is a graduate of Ursinus College where he earned his Bachelor of Arts degree in economics. Prior to joining Delaware Investments in 2004, he co-managed the municipal portfolio management group within PNC Advisors, overseeing the tax-exempt investments of high-net worth and institutional accounts. Previously, Mr. Collins headed the municipal fixed income team at Wilmington Trust Company, managing funds and high-net worth accounts. Mr. Collins is a CFA Charterholder and a former president of the Financial Analysts of Wilmington.

  THE ARIZONA AND CALIFORNIA FUNDS. Andrew M. McCullagh, Jr., Vice President/ Senior Portfolio Manager, Mr. Baxter and Mr. Collins have primary responsibility for making day-to-day investment decisions for the Arizona Fund, the Arizona Insured Fund, the California Fund and the California Insured Fund. Mr. McCullagh has been managing these Funds since their inception. Mr. Baxter and Mr. Collins assumed responsibility for these Funds on April 22, 2004 and June 25, 2004, respectively. Mr. McCullagh is a graduate of Washington College and has a Graduate Certificate in Public Finance from the University of Michigan. Prior to joining Delaware Investments in 1998, he served as a Senior Vice President and Senior Portfolio Manager of Voyageur Asset Management. Mr. McCullagh currently has over 31 years' experience in municipal bond trading, underwriting and portfolio management.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTIONS?

  The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The sales charge structure for each Fund is identical, and, except as noted, the operating expenses shown are based on expenses incurred during each Fund's most recent fiscal year ended August 31, 2004. In connection with the Transactions, DMC has contracted to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of each Fund for the period beginning November 1, 2004 through March 31, 2006 to the extent necessary to limit the total operating expenses of each Fund to the levels shown in the Fee Tables below.

          FEE TABLES FOR THE ARIZONA FUND AND THE ARIZONA INSURED FUND

A. CLASS A SHARES

                                                                                           ACTUAL                     PRO FORMA
                                                                              ---------------------------------    ARIZONA INSURED
                                                                              ARIZONA FUND -    ARIZONA INSURED     FUND - CLASS A
                                                                                  CLASS A       FUND - CLASS A    AFTER TRANSACTION
                                                                                  -------       --------------    -----------------
SHAREHOLDER FEES
  (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price).................          4.50%             4.50%              4.50%
Maximum Contingent Deferred Sales Charge (Load) imposed
  on redemptions (as a percentage of original purchase price or redemption
  price, whichever is lower)..............................................         None(1)           None(1)             None(1)
ANNUAL FUND OPERATING EXPENSES
  (deducted from Fund assets)
   Management Fees........................................................          0.55%             0.50%              0.50%
   Distribution and Service (12b-1) Fees..................................          0.25%             0.25%              0.25%
   Other Expenses.........................................................          0.19%             0.15%              0.14%
                                                                                   -----             -----              -----
   Total Annual Fund Operating Expenses...................................          0.99%             0.90%              0.89%
                                                                                   =====             =====              =====
   Fee Waiver/Expense Reimbursement(2)....................................         (0.24%)           (0.12%)            (0.11%)
   Net Expenses...........................................................          0.75%             0.78%              0.78%
                                                                                   =====             =====              =====

B. CLASS B SHARES

                                                                                           ACTUAL                     PRO FORMA
                                                                              ---------------------------------    ARIZONA INSURED
                                                                              ARIZONA FUND -    ARIZONA INSURED     FUND - CLASS B
                                                                                  CLASS B       FUND - CLASS B    AFTER TRANSACTION
                                                                                  -------       --------------    -----------------
SHAREHOLDER FEES
  (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price).................           None             None               None
Maximum Contingent Deferred Sales Charge (Load) imposed
  on redemptions (as a percentage of original purchase price or redemption
  price, whichever is lower)..............................................          4.00%(3)          4.00%(3)           4.00%(3)
ANNUAL FUND OPERATING EXPENSES
  (deducted from Fund assets)
   Management Fees........................................................          0.55%             0.50%              0.50%
   Distribution and Service (12b-1) Fees..................................          1.00%             1.00%              1.00%
   Other Expenses.........................................................          0.19%             0.15%              0.14%
                                                                                   -----             -----              -----
   Total Annual Fund Operating Expenses...................................          1.74%             1.65%              1.64%
                                                                                   =====             =====              =====
   Fee Waiver/Expense Reimbursement(2)....................................         (0.24%)           (0.12%)            (0.11%)
   Net Expenses...........................................................          1.50%             1.53%              1.53%
                                                                                   =====             =====              =====

                                       6

C. CLASS C SHARES

                                                                                           ACTUAL                     PRO FORMA
                                                                              ---------------------------------    ARIZONA INSURED
                                                                              ARIZONA FUND -    ARIZONA INSURED     FUND - CLASS C
                                                                                  CLASS C       FUND - CLASS C    AFTER TRANSACTION
                                                                                  -------       --------------    -----------------
SHAREHOLDER FEES
  (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price).................           None             None               None
Maximum Deferred Sales Charge (Load) imposed on
  redemptions (as a percentage of original purchase price
  or redemption price, whichever is lower)................................          1.00%(4)          1.00%(4)           1.00%(4)
ANNUAL FUND OPERATING EXPENSES
  (deducted from Fund assets)
   Management Fees........................................................          0.55%             0.50%              0.50%
   Distribution and Service (12b-1) Fees..................................          1.00%             1.00%              1.00%
   Other Expenses.........................................................          0.19%             0.15%              0.14%
                                                                                   -----             -----              -----
   Total Annual Fund Operating Expenses...................................          1.74%             1.65%              1.64%
                                                                                   =====             =====              =====
   Fee Waiver/Expense Reimbursement(2)....................................         (0.24%)           (0.12%)            (0.11%)
   Net Expenses...........................................................          1.50%             1.53%              1.53%
                                                                                   =====             =====              =====

---------------
(1) A purchase of Class A shares of $1 million of more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase.
(2) DMC had contracted to waive its fee and/or pay expenses of the Arizona Fund and the Arizona Insured Fund through March 31, 2006, to the extent necessary to limit the total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.50% of average daily net assets of the Arizona Fund and 0.53% of average daily net assets of the Arizona Insured Fund.
(3) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(4) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

EXAMPLES

  These examples are intended to help you compare the costs of investing in Arizona Fund shares with the cost of investing in Arizona Insured Fund shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the costs of the Arizona Funds with the costs of other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 in the Arizona Fund and the Arizona Insured Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year. (1) This is an example only and does not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Arizona Fund                                                                                 $523       $728      $950      $1,588
Arizona Insured Fund                                                                         $526       $713      $915      $1,497
Pro forma Arizona Insured Fund (after the Transaction)                                       $526       $711      $911      $1,487

CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
Arizona Fund                                                                                 $553       $750     $1,071     $1,833
Arizona Insured Fund                                                                         $556       $734     $1,036     $1,744
Pro forma Arizona Insured Fund (after the Transaction)                                       $556       $732     $1,031     $1,734

CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Arizona Fund                                                                                 $253       $525      $921      $2,032
Arizona Insured Fund                                                                         $256       $509      $886      $1,944
Pro forma Arizona Insured Fund (after the Transaction)                                       $256       $507      $881      $1,934

You would pay the following expenses on the same investment if you did not sell your shares:

CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
Arizona Fund                                                                                 $153       $525      $921      $1,833
Arizona Insured Fund                                                                         $156       $509      $886      $1,744
Pro forma Arizona Insured Fund (after the Transaction)                                       $156       $507      $881      $1,734

CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Arizona Fund                                                                                 $153       $525      $921      $2,032
Arizona Insured Fund                                                                         $156       $509      $886      $1,944
Pro forma Arizona Insured Fund (after the Transaction)                                       $156       $507      $881      $1,934

---------------
(1) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with the contractual fee waivers and expense limits for the one-year period and the total operating expenses without the fee waivers and expense limits for years two through ten.
(2) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expense of the Class A shares.

  THESE ARE JUST EXAMPLES. THEY DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Funds pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

       FEE TABLES FOR THE CALIFORNIA INSURED FUND AND THE CALIFORNIA FUND

A. CLASS A SHARES

                                                                                         ACTUAL                       PRO FORMA
                                                                          -------------------------------------   CALIFORNIA FUND -
                                                                          CALIFORNIA INSURED    CALIFORNIA FUND     CLASS A AFTER
                                                                            FUND - CLASS A         - CLASS A         TRANSACTION
                                                                            --------------         ---------         -----------
SHAREHOLDER FEES
  (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price).............            4.50%               4.50%              4.50%
Maximum Contingent Deferred Sales Charge (Load)
  imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower).............           None(1)             None(1)             None(1)
ANNUAL FUND OPERATING EXPENSES
  (deducted from Fund assets)
   Management Fees....................................................            0.50%               0.55%              0.55%
   Distribution and Service (12b-1) Fees..............................            0.25%               0.25%              0.25%
   Other Expenses.....................................................            0.16%               0.16%              0.15%
                                                                                 -----               -----              -----
   Total Annual Fund Operating Expenses...............................            0.91%               0.96%              0.95%
                                                                                 =====               =====              =====
   Fee Waiver/Expense Reimbursement(2)................................           (0.04%)             (0.08%)            (0.07%)
   Net Expenses.......................................................            0.87%               0.88%              0.88%
                                                                                 =====               =====              =====

B. CLASS B SHARES

                                                                                         ACTUAL                       PRO FORMA
                                                                          -------------------------------------   CALIFORNIA FUND -
                                                                          CALIFORNIA INSURED    CALIFORNIA FUND     CLASS B AFTER
                                                                            FUND - CLASS B         - CLASS B         TRANSACTION
                                                                            --------------         ---------         -----------
SHAREHOLDER FEES
  (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price).............             None               None               None
Maximum Contingent Deferred Sales Charge (Load)
  imposed on redemptions (as a percentage of original
  purchase price or redemption price, whichever is lower).............            4.00%(3)            4.00%(3)           4.00%(3)
ANNUAL FUND OPERATING EXPENSES
  (deducted from Fund assets)
   Management Fees....................................................            0.50%               0.55%              0.55%
   Distribution and Service (12b-1) Fees..............................            1.00%               1.00%              1.00%
   Other Expenses.....................................................            0.16%               0.16%              0.15%
                                                                                 -----               -----              -----
   Total Annual Fund Operating Expenses...............................            1.66%               1.71%              1.70%
                                                                                 =====               =====              =====
   Fee Waiver/Expense Reimbursement(2)................................           (0.04%)             (0.08%)            (0.07%)
   Net Expenses.......................................................            1.62%               1.63%              1.63%
                                                                                 =====               =====              =====

C. CLASS C SHARES

                                                                                           ACTUAL
                                                                              ---------------------------------       PRO FORMA
                                                                                CALIFORNIA                        CALIFORNIA FUND -
                                                                              INSURED FUND -    CALIFORNIA FUND     CLASS C AFTER
                                                                                  CLASS C          - CLASS C         TRANSACTION
                                                                              --------------    ---------------   -----------------
SHAREHOLDER FEES
  (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price).................           None             None               None
Maximum Deferred Sales Charge (Load) imposed on redemptions
  (as a percentage of original purchase price or redemption price,
  whichever is lower).....................................................          1.00%(4)          1.00%(4)           1.00%(4)
ANNUAL FUND OPERATING EXPENSES
  (deducted from Fund assets)
   Management Fees........................................................          0.50%             0.55%              0.55%
   Distribution and Service (12b-1) Fees..................................          1.00%             1.00%              1.00%
   Other Expenses.........................................................          0.16%             0.16%              0.15%
                                                                                   -----             -----              -----
   Total Annual Fund Operating Expenses...................................          1.66%             1.71%              1.70%
                                                                                   =====             =====              =====
   Fee Waiver/Expense Reimbursement (2)...................................         (0.04%)           (0.08%)            (0.07%)
   Net Expenses...........................................................          1.62%             1.63%              1.63%
                                                                                   =====             =====              =====

---------------
(1) A purchase of Class A shares of $1 million of more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase.
(2) DMC had contracted to waive its fee and/or pay expenses of the California Insured Fund and the California Fund through March 31, 2006, to the extent necessary to limit the total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.62% of average daily net assets of the California Insured Fund and 0.63% of average daily net assets of the California Fund.
(3) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(4) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

EXAMPLES

  These examples are intended to help you compare the costs of investing in the California Insured Fund shares with the cost of investing in the California Fund shares of the comparable class, both before and after the Transaction.
You can also use these examples to compare the costs of the California Funds with the costs of other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 in the California Insured
Fund and the California Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year. (1) This is an example only and does not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
California Insured Fund                                                                      $535       $723      $927      $1,516
California Fund                                                                              $536       $734      $950      $1,568
Pro forma California Fund (after the Transaction)                                            $536       $732      $945      $1,558


CLASS B SHARES (2)                                                                          1 YEAR    3 YEARS    5 YEARS   10 YEARS
------------------                                                                          ------    -------    -------   --------
California Insured Fund                                                                      $565       $745     $1,048     $1,762
California Fund                                                                              $566       $756     $1,071     $1,814
Pro forma California Fund (after the Transaction)                                            $566       $754     $1,066     $1,804

CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
California Insured Fund                                                                      $265       $520      $898      $1,962
California Fund                                                                              $266       $531      $921      $2,013
Pro forma California Fund (after the Transaction)                                            $266       $529      $916      $2,003

You would pay the following expenses on the same investment if you did not sell your shares:

CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
California Insured Fund                                                                      $165       $520      $898      $1,762
California Fund                                                                              $166       $531      $921      $1,814
Pro forma California Fund (after the Transaction)                                            $166       $529      $916      $1,804

CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
California Insured Fund                                                                      $165       $520      $898      $1,962
California Fund                                                                              $166       $531      $921      $2,013
Pro forma California Fund (after the Transaction)                                            $166       $529      $916      $2,003

---------------
(1) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with the contractual fee waivers and expense limits for the one-year period and the total operating expenses without the fee waivers and expense limits for years two through ten.
(2) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expense of the Class A shares.

  THESE ARE JUST EXAMPLES. THEY DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the California Funds pays its operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the California Funds are comprised of expenses attributable to each California Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

          FEE TABLES FOR THE FLORIDA FUND AND THE FLORIDA INSURED FUND

A. CLASS A SHARES

                                                                                           ACTUAL
                                                                              ---------------------------------       PRO FORMA
                                                                                                                   FLORIDA INSURED
                                                                              FLORIDA FUND -    FLORIDA INSURED     FUND - CLASS A
                                                                                  CLASS A       FUND - CLASS A    AFTER TRANSACTION
                                                                              --------------    ---------------   -----------------
SHAREHOLDER FEES
  (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price).................          4.50%             4.50%              4.50%
Maximum Contingent Deferred Sales Charge (Load) imposed on
  redemptions (as a percentage of original purchase price or
  redemption price, whichever is lower)...................................          None(1)           None(1)            None(1)
ANNUAL FUND OPERATING EXPENSES
  (deducted from Fund assets)
   Management Fees........................................................          0.55%             0.50%              0.50%
   Distribution and Service (12b-1) Fees..................................          0.25%             0.25%              0.25%
   Other Expenses.........................................................          0.19%             0.19%              0.19%
                                                                                   -----             -----              -----
   Total Annual Fund Operating Expenses...................................          0.99%             0.94%              0.94%
                                                                                   =====             =====              =====
   Fee Waiver/Expense Reimbursement(2)....................................         (0.09%)           (0.07%)            (0.07%)
   Net Expenses...........................................................          0.90%             0.87%              0.87%
                                                                                   =====             =====              =====

B. CLASS B SHARES

                                                                                           ACTUAL
                                                                              ---------------------------------       PRO FORMA
                                                                                                                   FLORIDA INSURED
                                                                              FLORIDA FUND -    FLORIDA INSURED     FUND - CLASS B
                                                                                  CLASS B       FUND - CLASS B    AFTER TRANSACTION
                                                                              --------------    ---------------   -----------------
SHAREHOLDER FEES
  (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price).................          None              None               None
Maximum Contingent Deferred Sales Charge (Load) imposed on
  redemptions (as a percentage of original purchase price or
  redemption price, whichever is lower)...................................          4.00%(3)          4.00%(3)           4.00%(3)

ANNUAL FUND OPERATING EXPENSES
  (deducted from Fund assets)
   Management Fees........................................................          0.55%             0.50%              0.50%
   Distribution and Service (12b-1) Fees..................................          1.00%             1.00%              1.00%
   Other Expenses.........................................................          0.19%             0.19%              0.19%
                                                                                   -----             -----              -----
   Total Annual Fund Operating Expenses...................................          1.74%             1.69%              1.69%
                                                                                   =====             =====              =====
   Fee Waiver/Expense Reimbursement(2)....................................         (0.09%)           (0.07%)            (0.07%)
   Net Expenses...........................................................          1.65%             1.62%              1.62%
                                                                                   =====             =====              =====

                                      12

C. CLASS C SHARES

                                                                                           ACTUAL
                                                                              ---------------------------------       PRO FORMA
                                                                                                                   FLORIDA INSURED
                                                                              FLORIDA FUND -    FLORIDA INSURED     FUND - CLASS C
                                                                                  CLASS C       FUND - CLASS C    AFTER TRANSACTION
                                                                              --------------    ---------------   -----------------
SHAREHOLDER FEES
  (paid directly from your investment)
Maximum Sales Charge (Load)
 Imposed on Purchases (as a percentage of offering price).................          None              None               None
Maximum Deferred Sales Charge (Load) imposed on redemptions
  (as a percentage of original purchase price or redemption price,
  whichever is lower).....................................................          1.00%(4)          1.00%(4)           1.00%(4)
ANNUAL FUND OPERATING EXPENSES
  (deducted from Fund assets)
   Management Fees........................................................          0.55%             0.50%              0.50%
   Distribution and Service (12b-1) Fees..................................          1.00%             1.00%              1.00%
   Other Expenses.........................................................          0.19%             0.19%              0.19%
                                                                                   -----             -----              -----
   Total Annual Fund Operating Expenses...................................          1.74%             1.69%              1.69%
                                                                                   =====             =====              =====
   Fee Waiver/Expense Reimbursement(2)....................................         (0.09%)           (0.07%)            (0.07%)
   Net Expenses...........................................................          1.65%             1.62%              1.62%
                                                                                   =====             =====              =====

---------------
(1) A purchase of Class A shares of $1 million of more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to redemptions made within two years of purchase.
(2) DMC had contracted to waive its fee and/or pay expenses of the Florida Fund and the Florida Insured Fund through March 31, 2006, to the extent necessary to limit the total operating expenses (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) from exceeding 0.65% of average daily net assets of the Florida Fund and 0.62% of average daily net assets of the Florida Insured Fund.
(3) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year and 0% thereafter.
(4) Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge.

EXAMPLES

  These examples are intended to help you compare the costs of investing in Florida Fund shares with the cost of investing in Florida Insured Fund shares of the comparable class, both before and after the Transaction. You can also use these examples to compare the costs of the Florida Funds with the costs of other mutual funds. We show the cumulative amount of Fund expenses on a hypothetical investment of $10,000 in the Florida Fund and the Florida Insured Fund for the time periods indicated and then sell all of your shares at the end of those periods. The examples assume a 5% return each year. (1) This is an example only and does not represent future expenses, which may be greater or less than those shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

CLASS A SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Florida Fund                                                                                 $538       $743      $964      $1,601
Florida Insured Fund                                                                         $535       $729      $940      $1,547
Pro forma Florida Insured Fund (after the Transaction)                                       $535       $729      $940      $1,547

CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
Florida Fund                                                                                 $568       $764     $1,085     $1,846
Florida Insured Fund                                                                         $565       $751     $1,061     $1,793
Pro forma Florida Insured Fund (after the Transaction)                                       $565       $751     $1,061     $1,793

CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Florida Fund                                                                                 $268       $539      $935      $2,044
Florida Insured Fund                                                                         $265       $526      $911      $1,992
Pro forma Florida Insured Fund (after the Transaction)                                       $265       $526      $911      $1,992

You would pay the following expenses on the same investment if you did not sell your shares:

CLASS B SHARES(2)                                                                           1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------                                                                           ------    -------    -------   --------
Florida Fund                                                                                 $168       $539      $935      $1,846
Florida Insured Fund                                                                         $165       $526      $911      $1,793
Pro forma Florida Insured Fund (after the Transaction)                                       $165       $526      $911      $1,793

CLASS C SHARES                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                                                                              ------    -------    -------   --------
Florida Fund                                                                                 $168       $539      $935      $2,044
Florida Insured Fund                                                                         $165       $526      $911      $1,992
Pro forma Florida Insured Fund (after the Transaction)                                       $165       $526      $911      $1,992

---------------
(1) Each Fund's actual rate of return may be greater or less than the hypothetical 5% return we used here. This example reflects the net operating expenses with the contractual fee waivers and expense limits for the one-year period and the total operating expenses without the fee waivers and expense limits for years two through ten.
(2) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expense of the Class A shares.

  THESE ARE JUST EXAMPLES. THEY DO NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. Each of the Funds pays its operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds are comprised of expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of that Trust that are allocated among the various series of the Trust.

HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

  As described under the section "Reasons for the Transactions," the Board of each Trust considered a number of factors when reviewing the Plans. The performance history of the Funds, as of June 30, 2004, was among the factors that the Boards considered. The performance history of the Funds (without sales charges) as of that date is shown below:

                                                                  Cumulative          Average Annual Total
                                                                   Returns                   Returns
                                                              -----------------   ----------------------------
                                                                                                                     10 Years or
Fund                                                          3 Month     YTD     1 Year    3 Years    5 Years   Since Inception(1)
----                                                          -------    ------   ------    -------    -------   ------------------
Arizona Fund - Class A                                         -2.54%    -0.40%    0.30%     3.58%      3.85%           5.65%

Arizona Insured Fund - Class A                                 -2.54%    -0.86%    0.36%     4.81%      4.99%           5.83%

Arizona Fund - Class B                                         -2.82%    -0.78%   -0.54%     2.77%      3.08%           4.55%

Arizona Insured Fund - Class B                                 -2.72%    -1.23%   -0.39%     4.05%      4.22%           4.93%

Arizona Fund - Class C                                         -2.81%    -0.78%   -0.54%     2.79%      3.06%           4.64%

Arizona Insured Fund - Class C                                 -2.80%    -1.32%   -0.39%     4.07%      4.22%           5.02%

California Insured Fund - Class A                              -2.84%    -0.87%   -0.14%     4.93%      4.94%           5.85%

California Fund - Class A                                      -2.60%    -0.42%    0.48%     5.44%      5.09%           6.35%

California Insured Fund - Class B                              -2.93%    -1.24%   -0.79%     4.18%      4.18%           5.18%

California Fund - Class B                                      -2.86%    -0.79%   -0.27%     4.63%      4.29%           5.75%

California Insured Fund - Class C                              -3.03%    -1.25%   -0.89%     4.16%      4.19%           4.67%

California Fund - Class C                                      -2.86%    -0.79%   -0.36%     4.65%      4.30%           5.48%

Florida Fund - Class A                                         -1.92%    -0.39%    0.86%     5.48%      5.04%           6.13%

Florida Insured Fund - Class A                                 -2.15%    -0.51%    0.37%     5.01%      5.07%           6.03%

Florida Fund - Class B                                         -2.09%    -0.75%    0.11%     4.68%      4.28%           5.04%

Florida Insured Fund - Class B                                 -2.33%    -0.87%   -0.29%     4.24%      4.31%           5.33%

Florida Fund - Class C                                         -2.19%    -0.85%    0.01%     4.68%      4.29%           5.14%

Florida Insured Fund - Class C                                 -2.33%    -0.79%   -0.29%     4.21%      4.29%           4.10%

---------------
(1) The inception dates for each of the Funds, and their respective classes, are listed below:

ARIZONA FUND                                  ARIZONA INSURED FUND
------------                                  --------------------
Class A: 03/02/95                             Class A: 04/01/91
Class B: 06/29/95                             Class B: 03/10/95
Class C: 05/13/95                             Class C: 05/26/94

CALIFORNIA INSURED FUND                       CALIFORNIA FUND
-----------------------                       ---------------
Class A: 10/15/92                             Class A: 03/02/95
Class B: 03/02/94                             Class B: 08/23/95
Class C: 04/12/95                             Class C: 04/09/96

FLORIDA FUND                                  FLORIDA INSURED FUND
------------                                  --------------------
Class A: 03/02/95                             Class A: 01/01/92
Class B: 09/15/95                             Class B: 03/11/94
Class C: 04/22/95                             Class C: 09/30/97

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

  The Funds' Annual Report, which is included with the Statement of Additional Information, contains a discussion of the Funds' performance during the past fiscal year and shows per share information for each of the past five fiscal years. This document is available upon request. (See "More Information About the Funds.") The Fund Prospectus also contains further financial information about the Funds.

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

  INVESTMENT MANAGEMENT FEES. DMC is the investment manager of all of the Funds. DMC has entered into separate investment management agreements relating to each of the Funds that provide for reductions in fee rate for a Fund as the assets of the Fund increase. The investment management fees for the Funds are:

FUND                                       INVESTMENT MANAGEMENT FEE
---------------------------------------    --------------------------------------------------------
Arizona Fund                               0.55% on first $500 million
(Acquired Fund)                            0.50% on next $500 million
                                           0.45% on next $1,500 million
                                           0.425% on assets in excess of $2,500 million
---------------------------------------    --------------------------------------------------------
Arizona Insured Fund                       0.50% on first $500 million
(Acquiring Fund)                           0.475% on next $500 million
                                           0.45% on next $1,500 million
                                           0.425% on assets in excess of $2,500 million
---------------------------------------    --------------------------------------------------------
California Insured Fund                    0.50% on first $500 million
(Acquired Fund)                            0.475% on next $500 million
                                           0.45% on next $1,500 million
                                           0.425% on assets in excess of $2,500 million
---------------------------------------    --------------------------------------------------------
California Fund                            0.55% on first $500 million
(Acquiring Fund)                           0.50% on next $500 million
                                           0.45% on next $1,500 million
                                           0.425% on assets in excess of $2,500 million
---------------------------------------    --------------------------------------------------------
Florida Fund                               0.55% on first $500 million
(Acquired Fund)                            0.50% on next $500 million
                                           0.45% on next $1,500 million
                                           0.425% on assets in excess of $2,500 million
---------------------------------------    --------------------------------------------------------
Florida Insured Fund                       0.50% on first $500 million
(Acquiring Fund)                           0.475% on next $500 million
                                           0.45% on next $1,500 million
                                           0.425% on assets in excess of $2,500 million

  In connection with the Transactions, DMC has contracted to waive that portion, if any, of the annual management fees payable by each Fund and to pay certain expenses of each Fund for the period beginning November 1, 2004 through March 31, 2006 to the extent necessary to limit the total operating expenses of each Fund to the levels shown in the Fee Tables beginning on page 6.

  DISTRIBUTION SERVICES. Pursuant to underwriting agreements relating to each of the Funds, Delaware Distributors, L.P. ("DDLP"), 2005 Market Street, Philadelphia, Pennsylvania 19103, serves as the national distributor for the shares of the Funds. DDLP pays the expenses of the promotion and distribution of the Funds' shares, except for payments by the Funds on behalf of Class A shares, Class B shares and Class C shares under their respective 12b-1 Plans. DDLP is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. and an affiliate of DMC.

  Pursuant to a contractual arrangement with DDLP, Lincoln Financial Distributors, Inc. ("LFD"), 2001 Market Street, Philadelphia, Pennsylvania 19103-7055, is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries. LFD is also an affiliate of DDLP and DMC.

  RULE 12B-1 PLANS. Each Fund has adopted a separate distribution plan or "Rule 12b-1 Plan" for each of its Class A shares, Class B shares and Class C shares (collectively, the "Rule 12b-1 Plans" and, each individually, a "Rule 12b-1 Plan").

  Each Rule 12b-1 Plan permits the relevant Fund to pay out of the assets of the Class A shares, Class B shares and Class C shares monthly fees to DDLP for its services and expenses in distributing and promoting shares of such classes. These expenses may include, among others, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into dealer's agreements with DDLP. The Rule 12b-1 Plan expenses relating to Class B shares and Class C shares are also used to pay DDLP for advancing the commission costs to dealers with respect to the initial sale of such Class B and Class C shares. In addition, each Fund's Rule 12b-1 Plan permits the relevant Fund to make payments out of the assets of the Class A shares, Class B shares and Class C shares to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such Classes.

  The maximum aggregate annual fee payable by a Fund under its Rule 12b-1 Plans and a Fund's Distribution Agreement is, on an annual basis: up to 0.25% of the Fund's average daily net assets of Class A shares; and up to 1.00% (0.25% of which are service fees to be paid to DDLP, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class B shares' and Class C shares' average daily net assets. The Boards for the Trusts may reduce these amounts at any time. All of the distribution expenses incurred by DDLP and others, such as broker/dealers, in excess of the amount paid on behalf of Class A shares, Class B shares and Class C shares are borne by such persons without any reimbursement from such Classes.

  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES. Procedures for the purchase, exchange and redemption of each Fund's shares are identical. You may refer to the Fund Prospectus under the section entitled "About Your Account" for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of the Funds' shares.

  DIVIDEND, DISTRIBUTIONS AND TAXES. For all Funds, dividends are declared daily and paid monthly, while capital gains, if any, are distributed annually. For more information about dividends, distributions and the tax implications of investing in a Fund, please see the Fund Prospectus under the section entitled "About Your Account -- Dividends, distributions and taxes."

                          REASONS FOR THE TRANSACTIONS

  Based on the considerations described below, each Board, including each of the trustees who are deemed to be not interested persons of the Trust (each, an "Independent Trustee" and, collectively, the "Independent Trustees") under the Investment Company Act of 1940, as amended (the "1940 Act"), on behalf of its applicable Acquired Fund(s), has determined that the applicable Transaction(s) would be in the best interest of the Acquired Fund's shareholders and that the interests of the Acquired Fund's shareholders would not be diluted as a result of the Transaction.

  At meetings of the Boards for the Trusts held on August 18-19, 2004 and September 23, 2004, DMC presented the Plans to the Trustees and provided the Trustees with data and analysis regarding the proposed Transactions. At the meetings, the Boards considered a number of factors, including the following:

   o The compatibility of each Acquired Fund's investment objective, policies and restrictions with the investment objective, policies and restrictions of the corresponding Acquiring Fund;

   o The relative investment performance of the Funds;

   o The relative size of the Acquired Funds as compared to the corresponding Acquiring Funds;

   o The relative past and current growth in assets of the Funds and their respective future prospects for growth;

   o The past and anticipated future inability of the Acquired Funds to achieve satisfactory asset growth;

   o The relative expense ratios of the Funds and the impact of the proposed Transactions on the expense ratios;

   o The anticipated tax consequences of the Transactions with respect to each Fund and its shareholders;

   o The estimated costs of each of the Transactions and the extent to which the Funds would bear such costs; and

   o The potential benefits of the proposed Transactions for the shareholders of the Acquired Funds.

  In considering such factors, the Board questioned Trust management about the compatibility of investment objectives, policies and restrictions between each Acquired Fund and its corresponding Acquiring Fund, the performance and growth in assets of the Funds, the costs and anticipated tax consequences of the Transactions and the potential benefits to shareholders of the Funds. The Board's considerations and conclusions are summarized below.

  The Board noted that the investment objective for each Acquired Fund is identical to the investment objective of the corresponding Acquiring Fund. The Board also noted that the portfolios of each Acquired Fund have historically been managed in the substantially same manner as the portfolios of the corresponding Acquiring Fund. The Board considered the differences with respect to the Funds' investments in insured municipal securities and the slight differences in credit quality, noting there were no significant differences in the average credit quality of the portfolio securities held by the Insured Funds and the corresponding Non-Insured Funds. The Board concluded that the investment strategies and policies of the Acquired Funds are substantially similar to the investment strategies and policies of the corresponding Acquiring Funds and, therefore, the Transactions would be in the Acquired Funds' shareholders' best interest, provided that other benefits would be derived from the Transactions (as described below).

  With respect to performance, DMC informed the Boards that with respect to the Transaction involving the Arizona Fund and Arizona Insured Fund, the Arizona Fund had a slightly stronger year-to-date performance record; however, the corresponding Acquiring Fund had a stronger performance record for the 1-year, 3-year and 5-year periods. With respect to the transaction involving the California Insured Fund and the California Fund, the Board noted that the Acquiring Fund had a stronger performance record for the year-to-date, 1-year, 3-year and 5-year periods. Finally, with respect to the Florida Fund and the Florida Insured Fund, the Board noted that the Acquired Fund had a slightly better year-to-date, 1-year and 3-year performance record; however, the corresponding Acquiring Fund had a slightly stronger performance record for the 5-year period and had a yield advantage of 11 basis points over the Acquired Fund. The Board noted the following comparisons of average annual returns for the 5-year period as of June 30, 2004, for Class A shares (at net asset value) for each Fund:

ACQUIRED FUND                                      ACQUIRING FUND
------------------------------------------------   ---------------------------------------------
Arizona Fund: 3.85%                                Arizona Insured Fund: 4.99%
------------------------------------------------   ---------------------------------------------
California Insured Fund: 4.94%                     California Fund: 5.09%
------------------------------------------------   ---------------------------------------------
Florida Fund: 5.04%                                Florida Insured Fund: 5.07%
------------------------------------------------   ---------------------------------------------

  Considering all of the relevant performance data, the Boards determined that, although the differences were not necessarily significant in each case, each Acquiring Fund offered a somewhat stronger long-term track record as compared to its corresponding Acquired Fund.

  The Board also considered sales and redemption data and relative asset growth for each Fund, as presented by DMC. The Board noted that, although the Arizona Fund had better net cash flows than its corresponding Acquiring Fund for the one-year period ended on June 30, 2004, and the Florida Fund had better cash flows than its corresponding Acquiring Fund for the one-year period ended on December 31, 2003, neither the Arizona Fund nor the Florida Fund had attracted net assets at a sufficient rate to make such Funds cost effective. The Board also noted that, as of June 30, 2004, the Arizona Insured Fund had 375.5% more assets than its corresponding Acquired Fund and the Florida Insured Fund had 474.0% more assets than its corresponding Acquired Fund. The Board considered that the California Fund experienced better net cash flows than its corresponding Acquired Fund for the one-year periods ended on December 31, 2003 and June 30, 2004, and that the California Fund had 35.6% more assets than its corresponding Acquired Fund. Based on the relative asset levels between each Acquired Fund and its corresponding Acquiring Fund, as well as the anticipated future growth in assets of the Funds, the Board concluded that by combining each Acquired Fund with its corresponding Acquiring Fund, each Fund's shareholders would enjoy a greater asset base over which expenses may be spread. Based on the presentation by DMC, the Board also concluded that combining each Acquired Fund with its corresponding Acquiring Fund should eliminate the duplicate marketing efforts for the Acquired Funds and the corresponding Acquiring Funds, which are similarly managed. The Board concluded that, in so doing, the Transaction potentially would reduce marketing expenses and enhance asset growth for the benefit of shareholders of both Funds.

  In deciding whether to recommend approval of the Transactions to shareholders, the Boards also considered the fees and expense ratios of the Acquiring Funds and the corresponding Acquired Funds and the impact of contractual fees waivers thereon. The Board noted that the investment management fee for the California Insured Fund is slightly lower than the investment management fee for the corresponding Acquiring Fund. The Board considered the potential benefits afforded by a larger fund through economies of scale. The Board also noted and considered the impact of the current and anticipated fee waivers and expense limitations, as described below.

  At the Board meetings, DMC informed the Board that, with the fee waivers and expense limitations in place at that time, the total expenses for the Arizona Fund and the Florida Fund were lower than the total expenses for the Arizona Insured Fund and the Florida Insured Fund, respectively. The Board noted, however, that DMC had adopted fee waiver and expense limitation agreements for the Arizona Fund and the Florida Fund that were set historically low in an attempt to attract assets. The Board also considered that the fee waivers and expense limitations were due to expire on October 31, 2004 and that DMC would not maintain the historically low cap on fees for the Arizona Fund and the Florida Fund when such fee waivers and expense limitation agreements expired. Finally, the Board considered the proposal of DMC to contractually waive its management fees and to pay certain expenses of the Funds for the period beginning November 1, 2004 through March 31, 2006 to the extent necessary to limit the total operating expenses of each Fund (exclusive of 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) to the levels shown in the Fee Tables beginning at page 6. The costs of the Transactions are considered to be extraordinary expenses and, therefore, will be borne by the Funds irrespective of the fee waivers and expense limitations.

  The Boards determined that as a result of the Transactions, shareholders would potentially benefit from certain savings in total and net annual operating expenses due to economies of scale (e.g., a Fund with higher aggregate net assets may also be able to reduce or eliminate certain costs and expenses), although there can be no assurance that operational savings will be realized. The Boards also determined that the shareholders would benefit from the contractual fee waivers and expense limitations that would commence November 1, 2004 in connection with the proposed Transactions, as well as the savings as a result of an Acquiring Fund acquiring municipal securities and other assets in a Transaction as opposed to purchasing them in the open market. Thus, the Board concluded that the shareholders would benefit from lower expenses as a result of the proposed Transactions.(1)

  DMC informed the Board that each Transaction will be structured as a tax-free reorganization. DMC also informed the Boards as to the cost of the Transactions, including the costs associated with the solicitation of proxies. The Boards considered that such expenses would be shared one-third by the Acquiring Funds, one-third by the Acquired Funds and one-third by DMC, except that the expenses borne by the Florida Fund with respect to its Transaction would be limited to $15,000 or less and DMC will bear the balance of Florida Fund's one-third portion of expenses that exceeds $15,000. Such costs will be borne by the Funds irrespective of the fee waivers and expense limits described above.

  The Boards of the Trusts approved the Plans, concluding that the Transactions are in the best interests of the shareholders of their respective acquired Funds and that no dilution of value would result to the shareholders of any Acquired Fund from the Transaction. The Boards of the Trusts then decided to recommend that shareholders of each Acquired Fund vote to approve the Transaction. The Trustees approving the Plans and making the foregoing determinations included all of the Independent Trustees.

FOR THE REASONS DISCUSSED ABOVE, THE BOARDS OF TRUSTEES OF THE TRUSTS, ON BEHALF OF THE ACQUIRED FUNDS, UNANIMOUSLY RECOMMEND THAT YOU VOTE FOR PROPOSAL 1.

  If the shareholders of an Acquired Fund do not approve the applicable Plan, the Board of the respective Trust may consider other possible courses of action for the Fund, including liquidation and dissolution.

                       INFORMATION ABOUT THE TRANSACTIONS

  This is only a summary of the Plans. You should read the actual Plan relating to your Acquired Fund. They are attached as Exhibits A and B to this Proxy Statement/Prospectus and are incorporated herein by reference.

HOW WILL THE TRANSACTIONS BE CARRIED OUT?

  If the shareholders of an Acquired Fund approve the Plan, the Transaction will take place after the parties to the Plan satisfy various conditions. If the shareholders of an Acquired Fund do not approve the applicable Plan, the Transaction will not take place with respect to that Acquired Fund.
---------------
(1) As described above, the fee waiver and expense limitation agreements that were set at historically low levels expired on October 31, 2004. Because DMC indicated that it would not maintain the historically low cap on fees, it was anticipated that the expenses would increase after the termination of such historically low fee waivers and expense limits. In connection with the Transactions, DMC has contractually agreed to waive its fees and to pay certain expenses as indicated above and in the Fee Tables, which the Board noted should result in lower expenses than would otherwise be the case once the fee caps expired on October 31, 2004.

  If the shareholders of an Acquired Fund approve the Plan, the Acquired Fund will deliver to the corresponding Acquiring Fund substantially all of its assets and the corresponding Acquiring Fund will assume all of the liabilities of the Acquired Fund on the Closing Date. In exchange, the Trust, on behalf of the Acquired Fund, will receive the Acquiring Fund's shares to be distributed pro rata to the Acquired Fund's shareholders. The value of the assets to be delivered to the Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. ("NYSE") (normally 4:00 p.m., Eastern time) on the last business day prior to the Closing Date.

  The stock transfer books of the Acquired Fund will be permanently closed as of the close of business of the NYSE on the business day before the Closing Date. The Acquired Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the corresponding Acquiring Fund.

  To the extent permitted by law, the Plan may be amended without shareholder approval. The respective Boards of an Acquired Fund and the corresponding Acquiring Fund may also agree to terminate and abandon the Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of the Acquired Fund. In addition, the Board of an Acquired Fund or the corresponding Acquiring Fund may terminate and abandon the Transaction if certain conditions required under the Plan have not been satisfied.

WHO WILL PAY THE EXPENSES OF THE TRANSACTIONS?

  The expenses resulting from an Acquired Fund's participation in a Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated: 33.33% by the Acquired Fund, 33.33% by the Acquiring Fund, and 33.34% by DMC; provided, however, that the expenses borne by the Florida Fund with respect to its Transaction will be limited to $15,000 or less. DMC will bear the balance of Florida Fund's one-third portion of expenses that exceeds $15,000. The Funds will bear these transaction costs without regard to any of the expense limits noted above.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTIONS?

  Each Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). Based on certain assumptions made and representations to be made on behalf of each Acquired Fund and the corresponding Acquiring Fund, it is expected that Stradley, Ronon, Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes,
(i) shareholders of the Acquired Funds will not recognize any gain or loss as a result of the exchange of their shares of an Acquired Fund for shares of the corresponding Acquiring Fund, and (ii) the corresponding Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund's assets and liabilities.

  After the Transaction, the capital loss carryovers (together with any current year loss and net unrealized depreciation in the value of the assets) of the Funds will be subject to an annual limitation for federal income tax purposes. Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains. This limitation may result in a portion of the capital loss carryovers of an Acquired Fund, which might otherwise have been utilized to offset future capital gains, to expire unutilized. At August 31, 2004, the Arizona Fund had $1,372,365 of tax basis capital loss carryovers that expire as follows: $178,280 (2008), $1,115,326
(2009), and $78,759 (2012), plus a post-October loss of $1,195,254. At August 31, 2004, the Florida Fund had $695,728 of tax basis capital loss carryovers that expire as follows: $52,610 (2008), and $643,118 (2009), and no post-October loss. At August 31, 2004, the California Insured Fund had neither tax basis capital loss carryovers nor a post-October loss. Post-October losses represent losses realized on investment transactions from November 1, 2003, through August 31, 2004 that, in accordance with federal income tax regulations, the Acquired Funds have elected to defer and treat as having arisen in the following fiscal year. The redomestication of Voyageur
Investment Trust from a Massachusetts business trust to a newly created Delaware statutory trust will not result in any additional limitations of the availability of any capital loss carryovers of the Florida Fund or the California Insured Fund.

  You should consult your tax adviser regarding the effect, if any, of a Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of a Transaction because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT SHARES OF THE ACQUIRING FUNDS?

  If a Transaction is approved for an Acquired Fund, full and fractional shares of the corresponding Acquiring Fund will be distributed to shareholders of the Acquired Fund in accordance with the procedures described above. When issued, each share will be validly issued and fully paid and non-assessable, freely transferable and have full voting rights. The shares of the

Acquiring Fund will be recorded electronically in each shareholder's account. The Acquiring Fund will then send a confirmation to each shareholder. As described in the Fund Prospectus, the Acquiring Funds do not issue share certificates except for Class A Shares and then only when requested. As of the Closing Date, any outstanding certificates representing shares of the Acquired Funds will be cancelled.

  The Acquiring Fund shares to be issued in the Transactions have the same rights and privileges as the shares of your Acquired Fund. For example, all shares have noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect any trustees.

  Like the Acquired Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders. The Acquiring Funds may hold special meetings for matters requiring shareholder approval. A meeting of an Acquiring Fund's shareholders may also be called at any time by the Board or by the chairperson of the Board or by the president.

  For purposes of calculating any applicable contingent deferred sales charges, the period you have held your shares in an Acquired Fund will be counted toward, and carried over as, the holding period of the shares you receive in the corresponding Acquiring Fund.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATIONS BE AFTER THE TRANSACTIONS?

  The following table sets forth, as of August 31, 2004, the separate capitalizations of the Acquiring Funds and the corresponding Acquired Funds, and the estimated capitalization of the Acquiring Funds as adjusted to give effect to the proposed Transactions. The capitalization of an Acquiring Fund is likely to be different when the applicable Transaction is actually consummated.

                                                                                               PRO FORMA       ARIZONA INSURED FUND
                                                                              ARIZONA       ADJUSTMENTS TO       AFTER TRANSACTION
                                                           ARIZONA FUND    INSURED FUND    CAPITALIZATION(1)        (ESTIMATED)
                                                           ------------    ------------    -----------------        ------------
Net assets (millions)                                       $30,871,677    $142,441,672        ($38,934)           $173,274,415
Total shares outstanding                                      2,998,285      12,481,893                              15,186,505

Class A net assets (millions)                               $20,249,266    $122,436,469        ($32,054)           $142,653,681
Class A shares outstanding                                    1,966,975      10,730,590                              12,505,285
Class A net asset value per share                           $     10.29    $      11.41                            $      11.41

Class B net assets (millions)                               $ 7,456,662    $ 13,354,490        ($ 4,676)           $ 20,806,476
Class B shares outstanding                                      724,610       1,169,592                               1,822,540
Class B net asset value per share                           $     10.29    $      11.42                            $      11.42

Class C net assets (millions)                               $ 3,165,749    $  6,650,713        ($ 2,204)           $  9,814,258
Class C shares outstanding                                      306,700         581,711                                 858,680
Class C net asset value per share                           $     10.32    $      11.43                            $      11.43

                                                                                                  PRO FORMA        CALIFORNIA FUND
                                                            CALIFORNIA                         ADJUSTMENTS TO     AFTER TRANSACTION
                                                           INSURED FUND    CALIFORNIA FUND    CAPITALIZATION(1)     (ESTIMATED)(2)
                                                           ------------    ---------------    -----------------      -----------
Net assets (millions)                                       $33,009,069      $44,921,594          ($40,400)          $77,890,263
Total shares outstanding                                      2,999,315        4,037,071                               7,005,183

Class A net assets (millions)                               $24,748,327      $24,797,519          ($25,686)          $49,520,160
Class A shares outstanding                                    2,248,556        2,231,830                               4,459,402
Class A net asset value per share                           $     11.01      $     11.11                             $     11.10(2)

Class B net assets (millions)                               $ 6,894,516      $14,529,884          ($11,106)          $21,413,294
Class B shares outstanding                                      626,275        1,302,406                               1,920,194
Class B net asset value per share                           $     11.01      $     11.16                             $     11.15(2)

Class C net assets (millions)                               $ 1,366,226      $ 5,594,191          ($ 3,608)          $ 6,956,809
Class C shares outstanding                                      124,484          502,835                                 625,587
Class C net asset value per share                           $     10.98      $     11.13                             $     11.12(2)

                                                                                               PRO FORMA       FLORIDA INSURED FUND
                                                                              FLORIDA       ADJUSTMENTS TO       AFTER TRANSACTION
                                                           FLORIDA FUND    INSURED FUND    CAPITALIZATION(1)        (ESTIMATED)
                                                           ------------     -----------    ----------------         ------------
Net assets (millions) ..................................    $15,738,027     $93,680,889        ($33,440)           $109,385,476
Total shares outstanding ...............................      1,425,641       8,324,003                               9,722,472

Class A net assets (millions) ..........................    $ 9,824,062     $87,590,413        ($29,772)           $ 97,384,703
Class A shares outstanding .............................        890,529       7,783,120                               8,656,370
Class A net asset value per share ......................    $     11.03     $     11.25                            $      11.25

Class B net assets (millions) ..........................    $ 3,756,866     $ 5,002,341        ($ 2,675)           $  8,756,532
Class B shares outstanding .............................        339,927         444,251                                 777,898
Class B net asset value per share ......................    $     11.05     $     11.26                            $      11.26

Class C net assets (millions) ..........................    $ 2,157,099     $ 1,088,135        ($   993)           $  3,244,241
Class C shares outstanding .............................        195,185          96,632                                 288,204
Class C net asset value per share ......................    $     11.05     $     11.26                            $      11.26

---------------
(1) The adjustments reflect the estimated costs of the Transaction to be incurred by each Fund.

(2) As a result of rounding certain calculations, the per share net asset value for each of the Class A, Class B and Class C shares of the California Fund after the Transaction, as shown in the table above, is $0.01 less than the per share net asset value for each of the Class A, Class B and Class C shares of the California Fund, respectively. At the time the Transaction is consummated, any shares you own of the California Insured Fund will be cancelled and you will receive new shares in the same class of the California Fund that will have a value equal to the value of your shares in the California Insured Fund.

            COMPARISON OF INVESTMENT OBJECTIVES, POLICIES AND RISKS

  This section describes the investment objectives, principal investment strategies and the key investment policies of the Funds, and certain noteworthy differences between such objectives, strategies and policies, as well as the risks associated with such objectives, strategies and policies. For a complete description of each Fund's investment strategies, policies and risks, you should read the Fund Prospectus, which is included with this Proxy Statement/Prospectus.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT OBJECTIVES OF THE ACQUIRED FUNDS AND THEIR CORRESPONDING ACQUIRING FUNDS?

  The investment objective of each Acquired Fund is identical to the investment objective of its corresponding Acquiring Fund. Each Fund's investment objective is to seek to provide its investors with as high a level of current income exempt from federal income tax and from the personal income tax in its respective state, as is consistent with preservation of capital. Each Fund's investment objective is non-fundamental and may be changed by the Fund's Board without prior shareholder approval.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT STRATEGIES AND POLICIES OF THE ACQUIRED FUNDS AND THEIR CORRESPONDING ACQUIRING FUNDS?

  Each Fund has adopted a fundamental investment policy to invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and its respective state personal income tax. A fundamental investment policy may not be changed without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares present at such meeting of shareholders at which the holders of more than 50% of the outstanding shares are present or represented by proxy at the meeting ("Majority Vote"). The principal difference between the investment strategies of each Acquired Fund and its corresponding Acquiring Fund relates to the Fund's investment policy regarding insured municipal securities and lower-rated securities. Each of the Insured Funds has adopted a non-fundamental investment policy to invest at least 80% of its net assets in insured municipal securities. The Non-Insured Funds have not adopted such an investment policy; however, each Non-Insured Fund may invest without limitation in insured municipal securities. As indicated above, each Non-Insured Fund, although not required to do so, has generally invested a significant portion of its assets in insured municipal securities.

  Each of the Funds invests primarily in tax-exempt obligations, commonly known as municipal bonds, which are debt obligations issued by or on behalf of a state or territory, its agencies, instrumentalities, municipalities or other political sub-divisions. There are several different types of municipal bonds, including general obligation bonds, revenue bonds and municipal lease obligations. The Insured Funds may invest in general obligation and revenue bonds, as well as other tax-free municipal securities, provided that, under normal market conditions and after the application of insurance, at least 80% of the Insured Fund's net assets are invested in insured municipal securities that are rated at least AAA by Standard & Poor's Ratings Services ("S&P"), Aaa by Moody's Investors Service ("Moody's") or an equivalent rating by another nationally recognized statistical rating organization ("NRSRO"). In addition, at least 80% of the Insured Fund's net assets must be invested in bonds that are fully insured by companies that must have at least a AAA-rated claims paying ability by S&P or an equivalent rating by another NRSRO. The Insured Funds may not invest in non-investment grade municipal securities, commonly referred to as high-yield securities. These restrictions apply at the time the Insured Fund purchases a security. Each Insured Fund may have up to 35% of its total assets invested in securities that have been downgraded to AA by S&P or Aa by Moody's since the Insured Fund initially purchased the securities.

  The Non-Insured Funds do not have such limitations with respect to insured municipal securities; however, the Non-Insured Funds do have limitations with respect to the credit quality of their portfolio securities. As a matter of non-fundamental policy, each Non-Insured Fund will primarily invest in bonds rated in the top four rating categories by an NRSRO or bonds that are unrated, but which DMC, as the investment manager, determines to be of comparable quality. Each Non-Insured Fund may invest up to 20% of its net assets in high-yield, lower-rated fixed income securities, provided that such securities are rated at least B or higher by S&P, are similarly rated by another NRSRO, or are unrated but deemed to be of comparable minimum quality as determined by DMC. This limit applies to a Non-Insured Fund's portfolio holding in debt securities and any derivative securities that a Non-Insured Fund may hold in its portfolio. The quality limitation applies at the time of purchase and a Non-Insured Fund may not have more than 5% of its assets invested in securities that have been downgraded to a rating lower that the lowest rating permitted for the Non-Insured Fund.

  As a result of the Transaction, shareholders in an Acquired Fund, except for the California Insured Fund, will become shareholders in the corresponding Acquiring Fund that is also an Insured Fund. As a result of the Transaction, the California Insured Fund's shareholders will become shareholders in a Non-Insured Fund. Although not required to do so, each Non-Insured Fund has generally invested a significant portion of its assets in insured municipal securities.

  Each Fund may invest up to 20% of its assets in private activity or private placement bonds. Such securities are used to finance certain non-government activities, and the interest income from these securities is subject to the federal alternative minimum tax.

  Depending on market conditions and other factors, each of the Funds invests in securities with maturities of varying lengths. In general, each Fund seeks to maintain an average weighted portfolio maturity of approximately 15 to 25 years.

  Each Fund has adopted a fundamental policy that prohibits the Fund from concentrating its investments in the securities of issuers primarily engaged in the same industry. Generally, this fundamental investment restriction prohibits a Fund from investing 25% or more of the value of the Fund's assets in securities of issuers in any one industry. Certain types of bonds and obligations are excluded from this restriction. In particular, the Funds' restrictions on industry concentration do not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

  Each Fund may invest more than 25% of its total assets in certain sectors of the municipal bond market. Specifically, each Fund may invest more than 25% of its total assets in industrial development bonds. In addition, each of the Arizona Fund, the California Fund and the Florida Fund may invest more than 25% of its total assets in one or more of the following sectors of the municipal bond market: transportation, education, and industrial obligations.

   All of the Funds are "non-diversified" for purposes of the 1940 Act. Generally, a "diversified" investment company may not, with respect to 75% of its assets, invest more than 5% of its assets in any one issuer and may not own more than 10% of the outstanding voting securities of any one issuer. Because each Fund is non-diversified, it is not subject to these diversification requirements. Although the Funds are non-diversified for purposes of the 1940 Act, each Fund intends to meet the diversification requirements of a regulated investment company under Subchapter M of the Code. Under the Code, the Funds have the flexibility to invest as much as 50% of their assets in as few as two issuers, provided that no single issuer accounts for more than 25% of a Fund's portfolio. The remaining 50% of a Fund's assets must be diversified so that no more than 5% of a Fund's assets are invested in the securities of a single issuer.

  Pending the investment or reinvestment of its assets, each Insured Fund may invest up to 35% of its net assets in non-insured, short-term, tax-exempt instruments (e.g., tax-exempt money market securities), provided that such instruments are rated in either the highest short-term or long-term rating category by an NRSRO. The Non-Insured Funds may invest without limit in short-term, tax-exempt obligations on a temporary, defensive basis. When DMC, the Funds' investment manager, believes that unusual or adverse economic, market or other conditions warrant a more defensive posture, DMC may temporarily select investments for a Fund other than those investments that are the Fund's primary focus and the Fund may invest its assets without regard to its stated maturity strategy. When investing in this manner a Fund may be unable to achieve its investment objective.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

  The Funds have adopted identical fundamental investment policies. A Fund may not change any of its fundamental investment policies without a prior Majority Vote of its shareholders. The Funds' fundamental investment restrictions are listed in the Funds' Statement of Additional Information dated December 3, 2004 relating to the Fund Prospectus, which is incorporated by reference into the Statement of Additional Information relating to this Prospectus/Proxy Statement and is available upon request.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

  Like all investments, an investment in the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund's ability to achieve its objective will depend, among other things, on the portfolio managers' analytical and portfolio management skills. As with most investments in mutual funds, the best results are achieved when investments in the Funds are held for a number of years.

  The risks of investing in the Funds are basically the same as those of other investments in municipal securities of similar quality. Investments in the Funds are subject to several risks, which are explained below.

  INTEREST RATE RISK. Interest rate risk is generally the most significant type of risk for the Funds. Interest rate risk is the risk that securities, and in particular bonds with longer maturities, will decrease in value if interest rates rise. These changes can be unpredictable, and, as such, the Funds will generally not try to increase return by aggressively capitalizing on interest rate changes. The Funds seek to manage this risk by adjusting the average maturity of the Funds' portfolio securities.

  INCOME RISK. Income risk is the risk that a Fund's income will decrease due to falling interest rates. Because a Fund can only distribute what it earns, a Fund's distributions to its shareholders may decline when interest rates fall.

  MARKET RISK. Market risk is the risk that a majority of securities in a certain market--such as bonds--will decline in value because of economic conditions, future expectations, or investor confidence. This risk may cause the price fluctuation of a security because of the changes in general economic and interest rate conditions that affect the bond market or municipal bond market as a whole. Additionally, all of the Funds may engage in transactions where payment occurs before the actual delivery of the security. Because the market price of the security may fluctuate during the time after payment but prior to delivery, the Funds assume the risk that the value of the security at delivery may be less than the purchase price.

  CREDIT RISK. Credit risk is the possibility that an issuer of a debt security--or an entity that insures the debt security--will be unable to make interest payments on, and to pay the principal of, a security when due. A change in the credit risk associated with a particular debt security may cause a corresponding change in that security's price and, therefore, impact the Fund's net asset value. The purpose of insurance is to protect against credit risk. In the event of a default of an insured municipal security, the insurer is contractually required to make payments of interest and principal under the terms of the municipal security. To the extent that the Insured Funds invest more of their assets in insured municipal securities as compared to the Non-Insured Funds, the Insured Funds may be subject to less credit risk. There is no assurance, however, that the company insuring the payment of interest and principal when due to the bondholders will meet its obligations. Moreover, this insurance does not guarantee the market value of the insured municipal securities held in a Fund's portfolio and it does not guarantee the value of an investment in the Fund.

  CALL RISK. Call risk is the likelihood that a security will be prepaid (commonly referred to as being "called") before maturity. An issuer is more likely to call its bonds when interest rates are falling, because the issuer can issue new bonds with lower interest payments. If a bond is called, a Fund may have to replace it with a lower-yielding security. DMC takes this type of risk into consideration, and when appropriate, attempts to invest in bonds that protect investors against early prepayment.

  HIGH-YIELD BOND RISK. Investing in lower-rated, higher-risk bonds entails the risk of losing principal, which may be greater than the risk of principal loss associated with investment-grade bonds. In addition, the risk of price volatility due to changes in the issuer's credit quality is greater with lower-rated securities. Issuers of lower-rated securities are typically in weaker financial health than issuers of higher-rated securities, and their ability to make interest payments or repay principal is less certain. The market price of lower-rated, high-yield securities may fluctuate more than higher-rated securities and may decline significantly in periods of general or regional economic difficulty. High-yield securities may also not trade as frequently, and when they do trade, their prices may be significantly higher or lower than expected. Thus, high-yield securities may be less liquid and more volatile than higher-quality securities.

   The Insured Funds may not invest in such high-yield bonds. Each Non-Insured Fund may invest up to 20% of its net assets in such securities, subject to the minimum quality limitations as described in the section entitled "Are there any significant differences between the investment strategies and policies of the Acquired Funds and their corresponding Acquiring Funds?" above. To the extent that the Non-Insured Funds invest in such high-yield bonds, the Non-Insured Funds may be subject to greater risks associated with such investments, such as the loss of principal, credit risk, liquidity risk and volatility, as compared to the Insured Funds.

  SECTOR RISK. Sector risk is the risk that the value of securities in a particular sector will decline because of changing expectations for the performance of that sector. Although the Funds have a fundamental policy that prohibits concentration in any one industry, each Fund under certain circumstances is permitted to invest more than 25% of its assets in debt securities of issuers within a single segment, or sector, of the bond market. To the extent that Fund invests in this manner, the Fund may have a greater exposure to risks associated with that particular segment of the bond market.

  GEOGRAPHIC CONCENTRATION RISK. Largely because of tax avoidance considerations, the Funds typically invest primarily in debt obligations issued by their respective states and, therefore, events in that state are likely to affect such Fund's investments and performance. These events may include economic or political policy changes; tax base erosion; state constitutional limits on tax increases; budget deficits and other financial difficulties; and changes in the ratings assigned to municipal issuers within that state.

  DIVERSIFICATION. Because each Fund is non-diversified (as described above), each Fund may be more susceptible than a fully diversified fund to adverse economic, political, business, or regulatory developments affecting a single issuer, industry, or economic sector. This, in turn, can affect the Fund's net asset value.

WHAT VOTE IS NECESSARY TO APPROVE THE PLAN?

  Provided that "Quorum" requirements (as defined below) have been satisfied, the approval of the Plan for each Acquired Fund requires an affirmative Majority Vote of the Acquired Fund's shareholders. Approval of the Plan for an Acquired Fund is not contingent upon the approval of the Plan for any other Acquired Fund. "Quorum" means: (i) for all Trusts other than Voyageur Investment Trust, one-third (33-1/3%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting; or (ii) for Voyageur Investment Trust, ten percent (10%) of the shares entitled to vote at the Meeting are present in person or represented by proxy at the Meeting.

                        MORE INFORMATION ABOUT THE FUNDS

  ADMINISTRATION, TRANSFER AGENCY AND FUND ACCOUNTING SERVICES. Delaware Service Company, Inc. ("DSC"), 2005 Market Street, Philadelphia, Pennsylvania 19103, an affiliate of DMC, acts as the administrator, and shareholder servicing, dividend disbursing and transfer agent for each Fund and for other mutual funds in the Delaware Investments Family of Funds. DSC also provides fund accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its transfer agency, shareholder services, fund accounting and administration services, DSC is paid fees by each Fund according to fee schedules that are the same for each retail Fund in the Delaware Investments Family of Funds. These fees are charged to each Fund on a pro rata basis based on assets.

  CUSTODIAL SERVICES. Mellon Bank, N.A., is the custodian of the securities and other assets of the Funds. The main office of Mellon Bank, N.A. is One Mellon Center, Pittsburgh, PA 15258.

  ADDITIONAL INFORMATION. More information about the Funds is included in (i) the Fund Prospectus, which is attached to and considered a part of this Proxy Statement/Prospectus, (ii) their Statement of Additional Information dated December 3, 2004; (iii) the Annual Report to Shareholders for the year ended August 31, 2004 ("Annual Report"), and (iv) the Statement of Additional Information dated December 29, 2004 (relating to this Proxy Statement/ Prospectus), which is incorporated by reference herein. You may request free copies of the Statements of Additional Information and/or the Annual Report, which have been filed with the SEC, by calling 1-800-523-1918 or by writing to the Trusts at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103.

  This Proxy Statement/Prospectus, which constitutes part of a Registration Statement filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

  Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, Room 1200, 450 Fifth Street, N.W., Washington, D.C. 20549. Also, copies of such material can be obtained from the Public Reference Branch, SEC, 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates or from the SEC's Internet site at http:\\www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

                   PROPOSAL TWO: TO ELECT A BOARD OF TRUSTEES

  You are being asked to elect a Board of Trustees.

WHO ARE THE NOMINEES FOR TRUSTEES?

  The nominees for the Boards of the Trusts are the same nominees that will be considered by the shareholders of each of the Delaware Companies at the Meeting. The nominees are: Thomas L. Bennett, Jude T. Driscoll, John A. Fry, Anthony D. Knerr, Lucinda S. Landreth, Ann R. Leven, Thomas F. Madison, Janet
L. Yeomans, and J. Richard Zecher. Each of the nominees (except for Messrs. Bennett, Driscoll, Fry and Zecher and Ms. Landreth) presently is a Trustee of each Trust.

  Messrs. Bennett, Fry and Zecher, and Ms. Landreth were each identified by independent executive search firms retained by the Trust's Nominating and Corporate Governance Committee (collectively, the "Nominating Committee"). The executive search firms identified individuals for consideration by the Nominating Committee based on the criteria described below. At the direction of the Nominating Committee, the executive search firms further evaluated and developed detailed background information for the individuals whom the Nominating Committee identified as potential candidates for nominees. After reviewing this information, the Nominating Committee recommended for selection the "Independent" Trustee nominees to the incumbent Independent Trustees and the "Interested" Trustee nominee to the full Board. The Nominating Committee's process for evaluating nominees is described under "Board, Shareholder and Committee Meetings" below. Among the nominees standing for election, only Mr. Driscoll would be deemed to be an "Interested Trustee." The remaining nominees would be deemed to be Independent Trustees.

  If elected, these persons will serve as Trustees until their successors are duly elected and qualified or until their earlier resignation, death or retirement. Each nominee is currently available and has consented to be named in this Proxy Statement and to serve if elected. It is not expected that any nominee will withdraw or become unavailable for election, but in such a case, the power given by you in the Proxy Card may be used by the persons named as proxies to vote for a substitute nominee or nominees as recommended by the current Board. The following table provides certain background information for each nominee, including the number of Funds and of all other registered investment companies in the Delaware Investments Family of Funds (the "Fund Complex") that the nominee oversees or will oversee.


                                                                                              NUMBER OF PORTFOLIOS
                                                                                                    IN FUND
                                                    LENGTH OF TIME          PRINCIPAL          COMPLEX OVERSEEN         OTHER
                          POSITION(S) HELD WITH   SERVED AS A TRUSTEE     OCCUPATION(S)        OR TO BE OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE          THE TRUSTS            OF THE TRUSTS      DURING PAST 5 YEARS       BY TRUSTEE        HELD BY TRUSTEE
---------------------     ---------------------   -------------------   -------------------  ---------------------  ---------------
NOMINEE FOR INTERESTED TRUSTEE
Jude T. Driscoll (1)            Chairman,                N/A                CEO, Delaware             92                None
2005 Market Street            President and                              Investments (since
Philadelphia, PA 19103       Chief Executive                               2003). Since
41                               Officer                                  August 2000, Mr.
                                                                        Driscoll has served
                                                                        in various Executive
                                                                           capacities at
                                                                        different times at
                                                                        Delaware Investments
                                                                               (2)

                                                                       Senior Vice President,
                                                                       Research and Trading -
                                                                             Conseco
                                                                      Capital Management, Inc.
                                                                      (June 1998 - July 2000)

NOMINEES FOR INDEPENDENT TRUSTEE
Thomas L. Bennett                Nominee             Not Applicable     Manager - Tower One           84                None
2005 Market Street                                                       LLC (June 1999 -
Philadelphia, PA 19103                                                      Present)
57                                                                         (Wireless
                                                                        Communications)

                                                                      Manager - Tower Bridge
                                                                           Telecom LLC
                                                                      (June 2001 - Present)
                                                                    (Wireless Communications)

                                                                   Managing Director - Morgan
                                                                   Stanley & Co. Incorporated
                                                                   (1996 - March 2004). Since
                                                                   January 1984, Mr. Bennett
                                                                      has served in various
                                                                    management and executive
                                                                         capacities at
                                                                   different times at Miller,
                                                                     Anderson & Sherred, LLP
                                                                   and its successor, Morgan
                                                                   Stanley & Co. Incorporated

John A. Fry                      Nominee                 N/A         President - Franklin             92        Director - Community
2005 Market Street                                                   & Marshall College                             Health Systems
Philadelphia, PA 19103                                              (June 2002 - Present)
44
                                                                    Executive Vice President -
                                                                   University of Pennsylvania
                                                                    (April 1995 - June 2002)

Anthony D. Knerr                 Trustee               7 years         Founder/Managing               92                None
2005 Market Street                                                         Director -
Philadelphia, PA 19103                                                  Anthony Knerr &
66                                                                     Associates (1990 -
                                                                           Present)
                                                                          (Strategic
                                                                          Counseling)

Lucinda S. Landreth              Nominee            Not Applicable     Chief Investment               84                None
2005 Market Street                                                         Officer -
Philadelphia, PA 19103                                                Assurant, Inc. (June
52                                                                      2002 to December
                                                                             2004)
                                                                      (Insurance Company)

                                                                   Chief Investment Officer -
                                                                    Fortis, Inc. (September
                                                                       1997 to May 2001)
                                                                     (Financial Services)

Ann R. Leven                     Trustee             7 years           Treasurer/Chief                92         Director - Systemax
2005 Market Street                                                     Fiscal Officer -                                 Inc.
Philadelphia, PA 19103                                              National Gallery of Art
64                                                                       (1994 - 1999)                          Director and Audit
                                                                                                               Committee Chairperson
                                                                                                                   - Andy Warhol
                                                                                                                    Foundation

                                                                                              NUMBER OF PORTFOLIOS
                                                                                                    IN FUND
                                                    LENGTH OF TIME          PRINCIPAL          COMPLEX OVERSEEN         OTHER
                          POSITION(S) HELD WITH   SERVED AS A TRUSTEE     OCCUPATION(S)        OR TO BE OVERSEEN     DIRECTORSHIPS
NAME, ADDRESS AND AGE          THE TRUSTS            OF THE TRUSTS      DURING PAST 5 YEARS       BY TRUSTEE        HELD BY TRUSTEE
---------------------     ---------------------   -------------------   -------------------  ---------------------  ---------------
Thomas F. Madison                Trustee             7 years              President/Chief             92           Director - Banner
2005 Market Street                                                          Executive                                    Health
Philadelphia, PA 19103                                                    Officer - MLM
63                                                                        Partners, Inc.                          Director and Audit
                                                                        (January 1993 - to                        Committee Member -
                                                                          Present) (Small                         CenterPoint Energy
                                                                      Business Director and
                                                                          Investing and                           Director and Audit
                                                                           Counseling)                            Committee Member -
                                                                                                                 Digitial River Inc.

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                  Rimage Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.

Janet L. Yeomans                 Trustee              4 Years            Vice President/              92                 None
2005 Market Street                                                         Mergers &
Philadelphia, PA 19103                                                  Acquisitions - 3M
56                                                                    Corporation (January
                                                                         2003 - Present)

                                                                      Ms. Yeomans has held
                                                                       various management
                                                                        positions at 3M
                                                                    Corporation since 1983.

J. Richard Zecher, Ph.D.         Nominee          Not Applicable        Vice Chairman -               84          Director and Audit
2005 Market Street                                                         Investor                               Committee Member -
Philadelphia, PA 19103                                                   Analytics, LLC                              OXiGENE, Inc.
64                                                                   (May 1999 to Present)

                                                                      Founder/Principal -
                                                                           Sutton
                                                                       Asset Management
                                                                      (September 1998 to
                                                                          Present)

---------------
(1) Mr. Driscoll would be considered to be an "Interested Trustee" because he is an executive officer of the Trusts' investment manager. Mr. Driscoll acquired shares of common stock of Lincoln National Corporation ("LNC"), of which the Trusts' investment manager is a wholly-owned subsidiary, in the ordinary course of business during 2003, but those transactions involved less than 1% of the outstanding shares of common stock of LNC.

(2) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Trusts' investment manager, principal underwriter/distributor and administrator.

  The following table shows each nominee's ownership of shares of each Fund and of all other registered investment companies in the Fund Complex as of October 31, 2004.

                                                                                AGGREGATE DOLLAR RANGE OF
                               SHARES OF BENEFICIAL INTEREST        EQUITY SECURITIES IN ALL REGISTERED INVESTMENT
   NAME OF NOMINEE            OF THE FUNDS BENEFICIALLY OWNED     COMPANIES OVERSEEN BY TRUSTEE IN THE FUND COMPLEX
--------------------------    -------------------------------     -------------------------------------------------
  INTERESTED NOMINEE
   Jude T. Driscoll                         None                                   Over $100,000
 INDEPENDENT NOMINEES
  Thomas L. Bennett                         None                                        None
     John A. Fry                            None                                   Over $100,000
   Anthony D. Knerr                         None                                 $10,001 - $50,000
 Lucinda S. Landreth                        None                                        None
     Ann R. Leven                           None                                   Over $100,000
  Thomas F. Madison                         None                                 $10,001 - $50,000
   Janet L. Yeomans                         None                                 $10,001 - $50,000
  J. Richard Zecher                         None                                        None

  BOARD, SHAREHOLDER AND COMMITTEE MEETINGS. During its last fiscal year, each Trust held five Board meetings. Each of the currently serving Trustees attended at least 75% of those Board meetings and at least 75% of committee meetings held within the last fiscal year by a committee on which the Trustee serves as a member.

  Each Trust has an Audit Committee for the purpose of meeting, at least annually, with the Trust's officers and independent auditors to oversee the quality of financial reporting and the internal controls of such Trust, and for such other purposes as the Board of the Trust may from time to time direct. The Audit Committee of each Trust consists of the following three Trustees appointed by the Board: Ann R. Leven, Chairperson; Thomas F. Madison; and Janet L. Yeomans, each of whom is an "Independent Trustee." Members of the Audit Committee serve for three years or until their successors have been appointed and qualified. During each Trust's last fiscal year, the Audit Committee held five meetings.

  The Nominating Committee is currently comprised of Anthony D. Knerr, Chairperson; and John H. Durham (who is retiring and therefore not standing for re-election), each of whom is an Independent Trustee. The Nominating Committee recommends nominees for (i) Independent Trustees for consideration by the incumbent Independent Trustees of each Trust, and (ii) Interested Trustees for consideration by the full Board of each Trust. The Nominating Committee for each Trust held seven meetings during such Trust's last fiscal year ended August 31, 2004.

  The Board of each Trust has adopted a formal charter for its Nominating Committee setting forth such Committee's responsibilities. A current copy of the Nominating Committee's charter is available on the Trusts' website at www.delawareinvestments.com.

  The Nominating Committee will consider shareholder recommendations for nomination to the Board of a Trust only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to Anthony D. Knerr, Chairman of the Nominating Committee, c/o the applicable Trust at 2005 Market Street, Philadelphia, Pennsylvania 19103. Shareholders should include appropriate information on the background and qualifications of any person recommended to the Nominating Committee (e.g., a resume), as well as the candidate's contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board.

  The Nominating Committee generally identifies candidates for Board membership through personal and business contacts of Trustees. In addition, the Nominating Committee may use a search firm to identify candidates for a Board, if deemed necessary and appropriate to use such a firm. The Nominating Committee's process for evaluating a candidate generally includes a review of the candidate's background and experience, a check of the candidate's references and other due diligence and, when appropriate, interviews with Nominating Committee members. In evaluating a candidate, the Nominating Committee will also consider whether the candidate, if elected, would be an Independent Trustee.

  The Nominating Committee has not established any specific minimum requirements that candidates must meet in order to be recommended by the Nominating Committee for nomination for election to the Boards. Rather, the Nominating Committee seeks candidates (i) who, in its judgment, will serve the best interests of the Trusts' long-term shareholders and are willing and able to contribute to the Boards' oversight and decision-making functions, and (ii) whose background will complement the experience, skills and diversity of the other Trustees and add to the overall effectiveness of the Boards.

  BOARD COMPENSATION. Each Independent Trustee receives compensation from each of the Delaware Companies of which he/she is a member of the Board. Interested Trustees are compensated by DMC and do not receive compensation from the Trusts. Each Independent Trustee currently receives a total annual retainer of $70,000 for serving as a Trustee of all 32 registered investment companies within the Fund Complex, plus a $5,000 fee per day per Board meeting attended (normally four regular meetings, three of which are two-day in-person meetings). The Coordinating Trustee for the Delaware Companies receives an additional annual retainer totaling $25,000. The chairperson of the Audit Committee receives an additional annual retainer of $10,000 and the chairperson of the Nominating Committee receives an annual retainer of $1,500. Each member of the Audit Committee receives an additional fee of $2,500 for each Audit Committee meeting attended, and each member of the Nominating Committee receives an additional fee of $1,700 for each Nominating Committee meeting attended. Prior to August 2004, the Trustees' fees were allocated equally per each of the investment companies in the Fund Complex, and the Trustees' retainers were allocated ratably among the investment companies in the Fund Complex based on net assets. After August 2004, the Trustees' fees and retainers were allocated ratably among the investment companies in the Fund Complex based on relative net assets.

  Under the terms of the Delaware Companies' retirement plan, each Independent Trustee who, at the time of his or her retirement from all boards of trustees in the Fund Complex, has attained the age of 70 and has served on the boards of trustees for at least five continuous years, is entitled to receive payments from the Fund Complex for a period of time equal to the lesser of the number of years that the person served as a Trustee or the remainder of the person's life. The annual amount of such payments will be equal to the amount of the annual retainer that is paid to the Independent Trustees of the Fund Complex at the time of the person's retirement. If an eligible Independent Trustee of a Trust had retired as of August 31, 2004, he or she would have been entitled to annual payments in the amount of $70,000 from the Fund Complex, borne pro rata by the registered investment companies therein based on their relative net assets. The following table identifies the amount each Trustee received from each Trust during its last fiscal year and from the Fund Complex as a whole during the twelve months ended August 31, 2004, as well as the estimated annual benefits upon retirement.

                                                                   PENSION OR
                                                                   RETIREMENT
                              AGGREGATE         AGGREGATE           BENEFITS
                            COMPENSATION    COMPENSATION FROM      ACCRUED AS        ESTIMATED        TOTAL COMPENSATION FROM FUND
                            FROM VOYAGEUR        VOYAGEUR        PART OF TRUST    ANNUAL BENEFITS   COMPLEX FOR THE 12 MONTHS ENDED
TRUSTEE(1)                  MUTUAL FUNDS     INVESTMENT TRUST       EXPENSES      UPON RETIREMENT           AUGUST 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
JUDE T. DRISCOLL                None               None               None             None                       None

WALTER P. BABICH(2)            $2,445             $2,806              None            $70,000                   $110,233

JOHN H. DURHAM(2)              $2,279             $1,954              None            $70,000                   $102,093

JOHN A. FRY                     None(3)            None(3)            None            $70,000                   $ 90,573(3)

ANTHONY D. KNERR               $2,167             $2,497              None            $70,000                   $109,466

ANN R. LEVEN                   $2,810             $2,466              None            $70,000                   $120,650

THOMAS F. MADISON              $2,701             $2,381              None            $70,000                   $115,066

JANET L. YEOMANS               $2,701             $2,381              None            $70,000                   $115,066

---------------
(1) Compensation information for Messrs. Bennett and Zecher and Ms. Landreth is not applicable because such nominees were not members of the Boards of the Trusts or any other investment company in the Fund Complex for the 12-month period ended August 31, 2004.

(2) Messrs. Babich and Durham have announced their intention to retire from the Boards effective as of the date of the Meeting and therefore are not standing for re-election.

(3) In addition to this compensation, for the 12-month period ended on October 31, 2004, Mr. Fry received $8,827 in professional fees from the Voyageur Funds, including Voyageur Mutual Funds and Voyageur Investment Trust, for services provided to the Voyageur Funds' Boards.

  OFFICERS. The Board and the senior management of a Trust appoint officers each year, and from time to time as necessary. The following individuals are executive officers of the Trusts: Jude T. Driscoll, Joseph H. Hastings, Richelle S. Maestro and Michael P. Bishof. Exhibit C includes biographical information and the past business experience of such officers, except for Mr. Driscoll, whose information is set forth above along with the other nominees. Exhibit C also identifies which of these executive officers are also officers of DMC.

WHAT VOTE IS REQUIRED TO ELECT THE NOMINEES?

  Provided that a Quorum is present at the Meeting, the Trustees of each Trust shall be elected by a plurality of the votes cast by shareholders of all series of such Trust voting together. This means that those nominees receiving the greatest number of votes are elected.

        THE BOARDS OF TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE "FOR"
                            ALL NOMINEES FOR TRUSTEE

PROPOSAL 3 - APPROVAL OF AN AGREEMENT AND PLAN OF REDOMESTICATION THAT PROVIDES
    FOR THE REORGANIZATION OF VOYAGEUR INVESTMENT TRUST FROM A MASSACHUSETTS BUSINESS TRUST TO A DELAWARE STATUTORY TRUST (CALIFORNIA INSURED FUND AND
                               FLORIDA FUND ONLY)

  The Trustees of Voyageur Investment Trust unanimously recommend that shareholders of the California Insured Fund and the Florida Fund approve an Agreement and Plan of Redomestication (the "Agreement"), substantially in the form attached to this Proxy Statement/Prospectus as Exhibit D, which would change the state of organization of Voyageur Investment Trust. This proposed change calls for the reorganization of Voyageur Investment Trust from a Massachusetts business trust into a newly formed Delaware statutory trust. This proposed reorganization is referred to throughout this Proxy Statement/ Prospectus as the "Redomestication." To implement the Redomestication, the Trustees of Voyageur Investment Trust have approved the Agreement, which contemplates the continuation of the current business of Voyageur Investment Trust in the form of a new Delaware statutory trust, named "Delaware Investments Municipal Trust" (the "DE Trust"). As of the effective date of the Redomestication, the DE Trust will have series (each a "DE Fund" and, together, the "DE Funds") that correspond to each of the then current series of Voyageur Investment Trust (each an "MA Fund" and, together, the "MA Funds"). Each DE Fund will have the same name as its corresponding MA Fund.

WHY AM I BEING ASKED TO VOTE ON THE REDOMESTICATION?

  The Board of Voyageur Investment Trust (the "VIT Board") is submitting the Redomestication to the vote of shareholders of all the MA Funds in Voyageur Investment Trust, including the shareholders of the California Insured and Florida Funds. In particular, you are entitled to vote and are being asked to vote on the Redomestication even in the event the reorganization for your particular Acquired Fund into its corresponding Acquiring Fund is approved by shareholders. As described more fully below, the VIT Board approved the Redomestication in order to eliminate certain administrative inefficiencies and incremental costs and to establish a uniform structure among all of the mutual funds (i.e., registered, open-end management investment companies) within the Delaware Investments Family of Funds.

WHAT WILL THE REDOMESTICATION MEAN FOR THE SERIES OF VOYAGEUR INVESTMENT TRUST AND FOR YOU?

  If the Agreement is approved by shareholders and the Redomestication is implemented, the DE Funds would have the same investment goals, policies, and restrictions as their corresponding MA Funds. The Board, including any persons elected under Proposal 2, and officers of the DE Trust would be the same as those of Voyageur Investment Trust, and would operate the DE Trust and the DE Funds in the same manner as these persons previously operated Voyageur Investment Trust and the MA Funds except as otherwise described below. Thus, on the effective date of the Redomestication, you would hold an interest in the applicable DE Fund that is equivalent to your then interest in the corresponding MA Fund. For all practical purposes, a shareholder's investment in Voyageur Investment Trust and the MA Funds would not change.

WHY ARE THE TRUSTEES RECOMMENDING APPROVAL OF THE AGREEMENT AND THE REDOMESTICATION?

  With the exception of the series of Voyageur Investment Trust, all of the registered, open-end management investment companies within the Delaware Investments Family of Funds are series of Delaware statutory trusts. Voyageur Investment Trust, however, is organized as a Massachusetts business trust. The lack of uniformity among the laws applicable to the various Delaware Investments Funds poses administrative complications and costs that the VIT Board desires to eliminate. Consequently, the VIT Board proposes that Voyageur Investment Trust be redomesticated to the State of Delaware.

  The VIT Board also desires to achieve administrative economies, such as eliminating frequent filings within the Commonwealth of Massachusetts, which are expected to result from the Redomestication. Delaware statutory trusts provide much greater flexibility for a fund to respond quickly to changes in market or regulatory conditions. This enhanced flexibility had caused a number of major fund complexes, including the Delaware Investments Family of Funds, to adopt this form of organization in recent years. The MA Funds are also expected to benefit from the administrative economies that will result from having uniform organizational documents and uniform state reporting and filing obligations. Accordingly, the VIT Board believes that it is in the best interests of the shareholders to approve the Agreement.

WHAT ARE THE ADVANTAGES OF A DELAWARE STATUTORY TRUST?

  Investment companies formed as Delaware statutory trusts have certain advantages over investment companies organized as Massachusetts business trusts. Under Delaware law, investment companies are able to simplify their operations by reducing administrative burdens. For example, Delaware law allows greater flexibility in drafting and amending an investment company's governing documents, which can result in greater efficiencies of operation and savings for an investment company and its shareholders. Delaware law does not require that the Declaration of Trust and any amendments to the Declaration of Trust be filed with the State of Delaware, while Massachusetts law requires that the Declaration of Trust and any amendments to the Declaration of Trust be filed with the Commonwealth of Massachusetts and the clerk of the city in Massachusetts in which the fund has a usual place of business. Voyageur Investment Trust's Declaration of Trust thus requires that any instrument, including VIT Board resolutions, that establishes or designates any series shall be treated as an amendment to the Declaration of Trust, which must therefore be filed in Massachusetts. Such filings are not required by the DE Trust's Declaration of Trust. The simpler Delaware procedures allow the DE Trust to file a one-page Certificate of Trust with the State of Delaware, which rarely needs to be amended. In addition, Massachusetts law requires certain types of trusts, such as Voyageur Investment Trust, to file an Annual Report of Voluntary Association and Trusts, whereas Delaware law does not impose such an annual filing requirement with respect to Delaware statutory trusts. Another advantage of Delaware statutory trusts is greater certainty regarding limiting the liability of shareholders for obligations of the trust or its trustees and regarding limiting the liability of one series for obligations of other series within the trust.

  Furthermore, as described below, in Delaware there is a well-established body of legal precedent in the area of corporate law that may be relevant in deciding issues pertaining to the DE Trust. This could benefit the DE Trust and its shareholders by, for example, making litigation involving the interpretation of provisions in the DE Trust's governing documents less likely or, if litigation should be initiated, less burdensome or expensive.

HOW DO THE MASSACHUSETTS BUSINESS TRUST LAW AND VOYAGEUR INVESTMENT TRUST'S GOVERNING DOCUMENTS COMPARE TO THE DELAWARE STATUTORY TRUST LAW AND THE DE TRUST'S GOVERNING DOCUMENTS?

  The following summary compares certain rights and characteristics of Voyageur Investment Trust and its shares to the DE Trust and its shares. The summary is qualified in its entirety by the more complete comparisons of Massachusetts business trust law and Delaware statutory trust law, and a comparison of the relevant provisions of the governing documents of Voyageur Investment Trust and the DE Trust, attached as Exhibit E to this Proxy Statement/Prospectus, which is entitled "A COMPARISON OF GOVERNING DOCUMENTS AND STATE LAW."

  Reorganizing Voyageur Investment Trust from a Massachusetts business trust to a Delaware statutory trust is expected to provide several benefits to Voyageur Investment Trust and its shareholders. The operations of a Delaware statutory trust formed under the Delaware Statutory Trust Act (the "Delaware Act") are governed by a declaration of trust and by-laws. The DE Trust's Agreement and Declaration of Trust ("Declaration of Trust") and By-Laws streamline some of the provisions in Voyageur Investment Trust's current Declaration of Trust and By-Laws, and, thus, should lead to enhanced flexibility in management and administration as compared to Voyageur Investment Trust's current operation as a Massachusetts business trust. As a Delaware statutory trust, the DE Trust may be able to adapt more quickly and cost effectively to new developments in the mutual fund industry and the financial markets.

  Funds formed as Delaware statutory trusts under the Delaware Act are granted a significant amount of operational flexibility, resulting in efficiencies of operation that may translate into savings for a fund, such as the DE Trust, and the fund's shareholders. For example, the Delaware Act authorizes trust management to take various actions without requiring shareholder approval if permitted by the governing instrument, such as fund mergers or the sale of all or substantially all of the assets of a trust, or a series thereof (see discussion below). Additionally, unlike Massachusetts business trust law, the Delaware Act permits any amendment to the statutory trust's governing instrument without the need for a state or city filing, which can reduce administrative burdens and costs.

  Moreover, to the extent provisions in the DE Trust's Declaration of Trust and By-Laws are addressed by rules and principles established under Delaware corporate law and the laws governing other Delaware business entities (such as limited partnerships and limited liability companies), the Delaware courts may look to such other laws to help interpret provisions of the DE Trust's Declaration of Trust and By-Laws. Applying this body of law to the operation of the DE Trust should prove beneficial because these laws are extensively developed and business-oriented. In addition, Delaware's Chancery Court is dedicated to business law matters, which means that the judges tend to be more specialized in the nuances of the law that will be applied to the DE Trust. These legal advantages tend to make more certain the resolution of legal controversies and help to reduce legal costs resulting from uncertainty in the law.

  Shares of the DE Trust and Voyageur Investment Trust each have one vote per full share and a proportionate fractional vote for each fractional share. Both the DE Trust and Voyageur Investment Trust provide for noncumulative voting in the election of their Trustees. Like Voyageur Investment Trust, the DE Trust is not required by its governing instrument to hold annual shareholder meetings. For both Voyageur Investment Trust and the DE Trust, shareholder meetings may be called at any time by the Board, by the chairperson of the Board or by its president for the purpose of taking action upon any matter deemed by the Board to be necessary or desirable. In addition, a meeting of the shareholders of the DE Trust for the purpose of electing one or more trustees may be called, to the extent provided by the 1940 Act and the rules and regulations thereunder, by the DE Trust shareholders. Voyageur Investment Trust and the DE Trust each provides certain rights to its shareholders to inspect a fund's books and records.

  While shareholders of the DE Trust will have similar distribution and voting rights as they currently have as shareholders of Voyageur Investment Trust, there are certain differences. The organizational structures differ in record date parameters for determining shareholders entitled to notice, to vote, and to a distribution. Under the DE Trust's Declaration of Trust, all or substantially all of the DE Trust's assets may be sold to another fund or trust without shareholder approval unless required by the 1940 Act. Both the DE Trust and Voyageur Investment Trust and any series thereof may be liquidated or dissolved, in each case by the Trustees without shareholder approval.

  Massachusetts business trust law does not specifically provide that the shareholders of Voyageur Investment Trust are not subject to any personal liability for any claims against, or liabilities of, Voyageur Investment Trust solely by reason of being or having been a shareholder of Voyageur Investment Trust or that the liabilities of one series are not enforceable against another series of that trust. Under the Delaware Act, shareholders of the DE Trust will be entitled to the same limitation of personal liability as is extended to shareholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware. In addition, the Delaware Act permits the DE Trust to limit the enforceability of the liabilities of one DE Fund solely to the assets of that DE Fund.

WHAT ARE THE PROCEDURES AND CONSEQUENCES OF THE REDOMESTICATION?

  Immediately upon completion of the proposed Redomestication, the DE Trust will continue the business of Voyageur Investment Trust, and each DE Fund: (i) will have the same investment goals, policies and restrictions as those of its corresponding MA Fund existing on the date of the Redomestication; (ii) will hold the same portfolio of securities previously held by such corresponding MA Fund; and (iii) will be operated under substantially identical overall management, investment management, distribution, and administrative arrangements as those of its corresponding MA Fund. As the successor to Voyageur Investment Trust's operations, the DE Trust will adopt Voyageur Investment Trust's registration statement under the federal securities laws with amendments to show the new Delaware statutory trust structure.

  The DE Trust was created solely for the purpose of becoming the successor organization to, and carrying on the business of, Voyageur Investment Trust. To accomplish the Redomestication, the Agreement provides that Voyageur Investment Trust, on behalf of each MA Fund, will transfer all of its portfolio securities, any other assets and its liabilities to the DE Trust, on behalf of each corresponding DE Fund. In exchange for these assets and liabilities, the DE Trust will issue shares of each DE Fund to Voyageur Investment Trust, which will then distribute those shares pro rata to shareholders of the corresponding MA Fund. Through this procedure, you will receive exactly the same number, class and dollar amount of shares of each DE Fund as you held in the corresponding MA Fund immediately prior to the Redomestication. You will retain the right to any declared, but undistributed, dividends or other distributions payable on the shares of an MA Fund that you may have had as of the effective date of the Redomestication. As soon as practicable after the date of the Redomestication, Voyageur Investment Trust will be dissolved and will cease its existence.

  The Trustees may terminate the Agreement and abandon the Redomestication at any time prior to the effective date of the Redomestication if the Trustees determine that proceeding with the Redomestication is inadvisable. If the Redomestication is not approved by shareholders of Voyageur Investment Trust, or if the Trustees abandon the Redomestication, Voyageur Investment Trust will continue to operate as a Massachusetts business trust. If the Redomestication is approved by shareholders, it is expected to be completed in the first half of 2005.

WHAT EFFECT WILL THE REDOMESTICATION HAVE ON THE CURRENT INVESTMENT ADVISORY AGREEMENT?

  As a result of the Redomestication, the DE Trust will be subject to a new investment advisory agreement between the DE Trust and DMC on behalf of each of the DE Funds that will be identical in all material respects to the current investment advisory agreement between DMC and Voyageur Investment Trust on behalf of each of the MA Funds.

WHAT EFFECT WILL THE REDOMESTICATION HAVE ON THE SHAREHOLDER SERVICING AGREEMENTS AND DISTRIBUTION PLANS?

  The DE Trust, on behalf of the DE Funds, will enter into agreements with Delaware Service Company, Inc. ("DSC") for fund accounting, transfer agency, dividend disbursing and shareholder services that are substantially identical to the agreements currently in place for Voyageur Investment Trust with DSC. DDLP will serve as the distributor for the shares of the DE Funds under a separate underwriting agreement that is substantially identical to the underwriting agreement currently in effect for Voyageur Investment Trust with DDLP.

  As of the effective date of the Redomestication, each DE Fund will have a distribution plan under Rule 12b-1 of the 1940 Act relating to the distribution of that DE Fund's classes of shares, which is identical in all material respects to the distribution plan currently in place for the corresponding classes of shares of the corresponding MA Fund. It is anticipated that there will be no material change to the distribution plan as a result of the Redomestication.

WHAT IS THE EFFECT OF SHAREHOLDER APPROVAL OF THE AGREEMENT?

  Under the 1940 Act, the shareholders of a mutual fund must elect trustees and approve the initial investment advisory agreement(s) for the fund. In addition, if a mutual fund wants to operate under a manager of managers structure (as described more fully below under Proposal 4), shareholders must also approve the use of such structure. Theoretically, if the Agreement is approved by shareholders and Voyageur Investment Trust is reorganized to a Delaware statutory trust, the shareholders would need to vote on these three items for the DE Trust.

  The DE Trust and the DE Funds must obtain shareholder approval of these items in order to comply with the 1940 Act and to operate in the same manner they do currently after the Redomestication. The Trustees, however, have determined that it is in the best interests of the shareholders to avoid the considerable expense of another shareholder meeting to obtain these approvals after the Redomestication. The Trustees, therefore, have determined that by approving the Agreement you are also approving, for purposes of the 1940 Act: (1) the election of the Trustees of Voyageur Investment Trust who are in office at the time of the Redomestication (including the Trustees elected under Proposal 1) as trustees of the DE Trust; (2) new investment advisory agreements between the DE Trust and DMC on behalf of each DE Fund, which are identical in all material respects to the investment advisory agreements currently in place for the MA Funds; and (3) the manager of managers structure for a DE Fund, as described in Proposal 4, but only in the event that such Proposal has been approved by shareholders of the corresponding MA Fund.

  Prior to the Redomestication, if the Agreement is approved by shareholders of Voyageur Investment Trust, the officers will cause Voyageur Investment Trust, as the sole shareholder of the DE Trust and each DE Fund, to vote its shares FOR the matters specified above (or, with respect to the use of the manager of managers structure, in the same manner as shareholders of the particular MA Fund have voted on Proposal 4). This action will enable the DE Trust to satisfy the requirements of the 1940 Act without involving the time and expense of another shareholder meeting.

WHAT IS THE CAPITALIZATION AND STRUCTURE OF THE DE TRUST?

  The DE Trust was formed as a Delaware statutory trust on September 30, 2004 pursuant to the Delaware Act. As of the effective date of the Redomestication, the DE Trust will have separate series, each of which will correspond to the similarly named series of Voyageur Investment Trust, each with an unlimited number of shares of beneficial interest without par value authorized. The shares of each DE Fund will be allocated into classes to correspond to the current classes of shares of the corresponding MA Fund.

  As of the effective date of the Redomestication, like the existing shares you hold, outstanding shares of the DE Trust will be fully paid, nonassessable (e.g., you will not owe any further money to Voyageur Investment Trust to own your shares), and have no preemptive or subscription rights (e.g., no special rights to purchase shares in advance of other investors). The DE Trust will also have the same fiscal year as Voyageur Investment Trust.

ARE THERE ANY TAX CONSEQUENCES FOR SHAREHOLDERS?

  The Redomestication is designed to be "tax-free" for federal income tax purposes so that you will not experience a taxable gain or loss when the Redomestication is completed. Generally, the basis and holding period of your shares in a DE Fund will be the same as the basis and holding period of your shares in the corresponding MA Fund. Consummation of the Redomestication is subject to receipt of a legal opinion from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the DE Trust and Voyageur Investment Trust, that, under the Code, the Redomestication will not give rise to the recognition of income, gain, or loss for federal income tax purposes to Voyageur Investment Trust, the MA Funds, the DE Trust, or the DE Funds, or to their shareholders.

WHAT IF I CHOOSE TO SELL MY SHARES AT ANY TIME?

  A request to sell MA Fund shares that is received and processed prior to the effective date of the Redomestication will be treated as a redemption of shares of that MA Fund. A request to sell shares that is received and processed after the effective date of the Redomestication will be treated as a request for the redemption of the same number of shares of the corresponding DE Fund.

WHAT IS THE EFFECT OF MY VOTING "FOR" THE AGREEMENT?

  By voting "FOR" the Agreement, and if the Redomestication is approved and completed, you will become a shareholder of a mutual fund organized as a Delaware statutory trust, with trustees, an investment advisory agreement, a distribution plan, and other service arrangements that are substantially identical to those currently in place for your corresponding MA Fund or Funds. In addition, if the Redomestication is approved and completed, you will have the same exchange and conversion rights that you have currently, including counting the time you held shares of an MA Fund for purposes of calculating any redemption fee or contingent deferred sales charges on shares you receive of the corresponding DE Fund.

HOW DOES PROPOSAL 1 AFFECT THIS PROPOSAL 3?

  In the event that shareholders of the California Insured Fund approve Proposal 1 (a reorganization into the California Fund) and such reorganization is completed, then the California Insured Fund will not participate in the Redomestication if the Redomestication is approved by shareholders of Voyageur Investment Trust. Rather, the California Insured Fund will be reorganized into the California Fund, a series of Voyageur Mutual Funds, which is already a Delaware statutory trust. In the event that shareholders of the California Insured Fund do not approve Proposal 1, then the California Insured Fund will participate in the Redomestication if the Redomestication is approved by shareholders of Voyageur Investment Trust.

  In the event that shareholders of the Florida Fund approve Proposal 1 (a reorganization into Florida Insured Fund) and such reorganization is completed, then the Florida Fund will be reorganized into the Florida Insured Fund, another series of Voyageur Investment Trust. Whether Voyageur Investment Trust (including the Florida Insured Fund) is then redomesticated into the DE Trust will depend on whether shareholders of Voyageur Investment Trust approve the Redomestication in this Proposal 3. In the event that shareholders of the Florida Fund do not approve Proposal 1, then the Florida Fund will participate in the Redomestication if the Redomestication is approved by shareholders of Voyageur Investment Trust.

WHAT VOTE IS REQUIRED TO APPROVE THE AGREEMENT?

  Assuming a Quorum is present, the approval of the Agreement requires an affirmative Majority Vote of the outstanding shares of the series of the Trust.

            THE VIT BOARD RECOMMENDS THAT YOU VOTE "FOR" PROPOSAL 3.

             PROPOSAL 4: TO APPROVE A MANAGER OF MANAGERS STRUCTURE

WHY AM I BEING ASKED TO VOTE ON THIS PROPOSAL?

  The Manager of Managers Structure (as defined below) is intended to enable the Funds to operate with greater efficiency by allowing DMC to employ subadvisers best suited to the needs of the Funds without incurring the expense and delays associated with obtaining shareholder approval of subadvisers or subadvisory agreements. Ordinarily, federal law requires shareholders of a mutual fund to approve a new subadvisory agreement among a mutual fund, its investment manager and a subadviser before such subadvisory agreement may become effective. Specifically, Section 15 of the 1940 Act makes it unlawful for any person to act as an investment adviser (including as a subadviser) to a mutual fund, except pursuant to a written contract that has been approved by shareholders. Section 15 also requires that an investment advisory agreement (including a subadvisory agreement) provide that it will terminate automatically upon its "assignment," which, under the 1940 Act, generally includes the transfer of an advisory agreement itself or the transfer of control of the investment adviser through the transfer of a controlling block of the investment adviser's outstanding voting securities.

  To comply with Section 15 of the 1940 Act, a Fund must obtain shareholder approval of a subadvisory agreement in order to employ one or more subadvisers, replace an existing subadviser, materially change the terms of a subadvisory agreement, or continue the employment of an existing subadviser when that subadviser's subadvisory agreement terminates because of an "assignment."

  Pursuant to the current Investment Management Agreements between the Trusts and DMC (collectively, the "Investment Management Agreement"), DMC, subject to the supervision of the Boards and approval of shareholders, serves as each Fund's investment manager. As such, DMC is responsible for, among other things, managing the assets of each Fund and making decisions with respect to purchases and sales of securities on behalf of the Funds. DMC is permitted under the Investment Management Agreement, at its own expense, to select and contract with one or more subadvisers to perform some or all of the services for a Fund for which DMC is responsible under such Agreement. If DMC delegates investment advisory duties to a subadviser, DMC remains responsible for all advisory services furnished by the subadviser. Before DMC may engage a subadviser for a Fund, shareholders of the Fund must approve the agreement with such subadviser.

  The proposed "manager of managers" structure, however, would permit DMC, as the Funds' investment manager, to appoint and replace subadvisers, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of a Fund without shareholder approval (the "Manager of Managers Structure"). The employment of the Manager of Managers Structure on behalf of a Fund, however, is contingent upon either (i) the Delaware Companies' and DMC's receipt of exemptive relief from the U.S. Securities and Exchange Commission (the "SEC"), or (ii) the adoption of a rule by the SEC authorizing the employment of a Manager of Managers Structure. In either case, a Fund must obtain shareholder approval before it may implement the Manager of Managers Structure. Because a meeting of shareholders is needed to elect a Board and to vote on other matters, the Board determined to seek shareholder approval of the Manager of Managers Structure at the Meeting to avoid additional meeting and proxy solicitation costs in the future. There can be no assurance that exemptive relief will be granted by the SEC or that a rule authorizing the employment of a Manager of Managers structure will be adopted by the SEC.

  Adoption and use by a Fund of the Manager of Mangers Structure would only enable DMC to hire and replace a subadviser (or materially amend a subadvisory agreement) without shareholder approval. The Manager of Managers Structure would not: (i) permit investment management fees paid by a Fund to be increased without shareholder approval; or (ii) change DMC's responsibilities to a Fund, including DMC's responsibility for all advisory services furnished by a subadviser.

  At their August 18-19, 2004 meetings, the boards of trustees/directors of the Delaware Companies, including a majority of the independent trustees/ directors, generally approved the use of the Manager of Managers Structure, subject to shareholder approval and action by the SEC as described above. As noted above, the Manager of Managers Structure is intended to enable the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of subadvisers or subadvisory agreements. While DMC and the Boards do not currently expect to use the Manager of Managers Structure after receipt of necessary SEC approval (by order or rule) by hiring one or more subadvisers to manage all or a portion of a Fund's portfolio, DMC and the Boards do intend to make use of such structure in the future in the event they believe that doing so would likely enhance a Fund's performance by introducing a different investment style or focus. The Boards determined to seek shareholder approval of the Manager of Managers Structure in connection with the Meeting, which was otherwise required to be held, to avoid additional meeting and proxy solicitation costs in the future.

  DMC and the Boards believe that the employment of the Manager of Managers Structure will: (1) enable the Boards to act more quickly and with less expense to a Fund in order to appoint an initial or a new subadviser when DMC and the Board believe that such appointment would be in the best interests of that Fund's shareholders; and (2) help the Funds to enhance performance by permitting DMC to allocate and reallocate a Fund's assets among itself and one or more subadvisers when DMC and the Board believe that it would be in the best interests of that Fund's shareholders -- for example, to engage a subadviser with a different investment style if deemed appropriate by DMC.

  Based on the above, the Boards are hereby soliciting shareholder approval of the employment of the Manager of Managers Structure with respect to each Fund, including the Acquired Funds.

HOW DOES THIS PROPOSAL AFFECT MY RIGHT TO VOTE ON SUBADVISORY AGREEMENTS?

  If Proposal 4 is approved, DMC in the future would be permitted to appoint and replace subadvisers for a Fund and to enter into, and approve amendments to subadvisory agreements without first obtaining shareholder approval. The employment of the Manager of Managers Structure is contingent upon the receipt by the Delaware Companies and DMC of exemptive relief from the SEC and/or the adoption of a rule by the SEC authorizing the employment of the Manager of Managers Structure. In all cases, however: (i) the applicable Board, including a majority of the Independent Trustees, must approve new or amended subadvisory agreements; (ii) shareholder approval would not be necessary;
(iii) DMC's responsibilities to a Fund would remain unchanged; and (iv) there would be no increase in investment management fees paid by a Fund without further shareholder approval. Until receipt of exemptive relief from the SEC and/or the adoption of an SEC rule authorizing the employment of a Manager of Managers Structure, DMC will only enter into new or amended subadvisory agreements with shareholder approval, to the extent required by law.

  Subadvisory agreements with subadvisers that are affiliated with DMC ("Affiliated Subadvisers"), if any, generally would remain subject to the shareholder approval requirement. The Delaware Companies and DMC may in the future seek SEC exemptive relief or rely on relief obtained by an affiliate, or rely on any further SEC rule or interpretation, which would permit DMC to enter into new or materially modify subadvisory agreements with Affiliated Subadvisers without shareholder approval. Therefore, under Proposal 4, we are seeking shareholder approval to apply the Manager of Managers Structure to Affiliated Subadvisers, subject to necessary regulatory relief.

  If Proposal 4 is not approved by a Fund's shareholders, then DMC would only enter into new or materially amended subadvisory agreements with shareholder approval, causing delay and expense in making a change deemed beneficial to that Fund and its shareholders by that Fund's Board.

WHAT ARE THE CONDITIONS OF THE ORDER AND THE RULE?

  If still necessary under current SEC rules, the Delaware Companies and DMC anticipate seeking the necessary approval from the SEC within 12 to 24 months after receiving shareholder approval of Proposal 4. Such approval would be in the form of an exemptive order permitting DMC to employ a Manager of Managers Structure with respect to the mutual funds for which DMC serves as investment manager, including the Funds (the "Order"). On October 23, 2003, the SEC proposed Rule 15a-5 under the 1940 Act that, if adopted as proposed, would permit the Delaware Companies and DMC to employ a Manager of Managers Structure with respect to the Funds without obtaining the Order (the "Proposed Rule"), provided that shareholders of a Fund approve the Manager of Managers Structure prior to implementation. To date, the Proposed Rule has not been adopted. In connection with seeking shareholder approval of Proposals 1-3, you are also being asked to approve Proposal 4 and permit the implementation of the Manager of Managers Structure for your Fund contingent upon the receipt by the Delaware Companies and DMC of the Order or the adoption of the Proposed Rule, whichever is earlier. There is no assurance that exemptive relief will be granted or that the Proposed Rule will be adopted.

  The Order would grant a Fund relief from Section 15(a) of the 1940 Act and certain rules under the 1940 Act so that the Delaware Companies and DMC may employ the Manager of Managers Structure with respect to a Fund, subject to certain conditions, including the approval of this Proposal 4 by the Fund's shareholders. Neither a Fund nor DMC would rely on the Order unless all such conditions have been met. Upon finalization of the proposed Rule, it is expected that the Order will expire and that a Fund using the Manager of Managers Structure will comply with the then final Rule's requirements. The ultimate conditions that would be included in the final rule are expected to be similar to those included in the Order, but the conditions could differ to some extent from the conditions imposed under the final Rule. The conditions for relief that will be in the application for the Order are expected to be substantially similar to those customarily included in similar applications filed by other investment company complexes and approved by the SEC. Such conditions are as follows:

  (1) DMC will provide, pursuant to the Investment Management Agreement, general management services to a Fund, including overall supervisory responsibility of the general management and investment of the Fund's assets and, subject to review and approval of the appropriate Board, will (i) set the Fund's overall investment strategies, (ii) evaluate, select and recommend subadvisers to manage all or a portion of the Fund's assets, (iii) allocate and, when appropriate, reallocate the Fund's assets among one or more subadvisers, (iv) monitor and evaluate subadviser performance, and (v) implement procedures reasonably designed to ensure that subadvisers comply with the Fund's investment objective, policies and restrictions;

  (2) Before a Fund may rely on the Order, the operation of the Fund pursuant to a Manager of Managers Structure will be approved by a majority of the Fund's outstanding voting shares as defined in the 1940 Act;

  (3) The prospectus for the Fund will disclose the existence, substance and effect of the Order. In addition, the Fund will hold itself out to the public as employing the Manager of Managers Structure. The prospectus will prominently disclose that DMC has ultimate responsibility, subject to oversight by the Board, to oversee the subadvisers and recommend their hiring, termination, and replacement;

  (4) Within 90 days of the hiring of any new subadviser, the Fund will furnish its shareholders with an information statement containing all information about the new subadviser, including, as applicable, aggregate fees paid to DMC and Affiliated Subadvisers and aggregate fees paid to non-affiliated subadvisers. The information statement provided by the Fund will include all information required by Regulation 14C, Schedule 14C and Item 22 of Schedule 14A under the Securities Exchange Act of 1934, as amended (except as modified by the Order to permit the aggregate fee disclosure previously described);

  (5) No trustee or officer of the applicable Delaware Company nor director or officer of DMC will own directly or indirectly (other than through a pooled investment vehicle that is not controlled by such person) any interest in a subadviser except for (i) ownership of interests in DMC or any entity that controls, is controlled by, or is under common control, with DMC; or (ii) ownership of less than 1% of the outstanding securities of any class of equity or debt of a publicly traded company that is either a subadviser or an entity that controls, is controlled by or is under common control with a subadviser;

  (6) At all times, a majority of the Board will be Independent Trustees, and the nomination of new or additional Independent Trustees will be placed within the discretion of the then-existing Independent Trustees;

  (7) Whenever a subadviser change is proposed for the Fund with an Affiliated Subadviser, the Board, including a majority of the Independent Trustees, will make a separate finding, reflected in the applicable Board minutes, that such change is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which DMC or the Affiliated Subadviser derives an inappropriate advantage;

  (8) As applicable, the Fund will disclose in its registration statement the aggregate fee disclosure referenced in condition four above;

  (9) Independent counsel knowledgeable about the 1940 Act and the duties of Independent Trustees will be engaged to represent the applicable Trust's Independent Trustees. The selection of such counsel will be placed within the discretion of the Independent Trustees;

  (10) DMC will provide the Board, no less frequently than quarterly, with information about DMC's profitability on a per-Fund basis. This information will reflect the impact on profitability of the hiring or termination of any subadviser during the applicable quarter;

  (11) Whenever a subadviser is hired or terminated, DMC will provide the Board with information showing the expected impact on DMC's profitability;

  (12) DMC and the Acquired Fund will not enter into a subadvisory agreement with any Affiliated Subadviser without such agreement, including the compensation to be paid thereunder, being approved by the shareholders of the Acquired Fund;(1) and

  (13) The Order will expire on the effective date of the Proposed Rule, if adopted.

WHAT ARE THE BENEFITS TO THE FUNDS?

  The Board believes that it is in the best interests of each Fund's shareholders to allow DMC the maximum flexibility to appoint, supervise and replace subadvisers and to amend subadvisory agreements without incurring the expense and potential delay of seeking specific shareholder approval. The process of seeking shareholder approval is administratively expensive to a Fund and may cause delays in executing changes that the Board and DMC have determined are necessary or desirable. These costs are often borne entirely by the applicable Fund (and therefore indirectly by such Fund's shareholders). If shareholders approve the policy authorizing a Manager of Managers Structure for a Fund, the Board would be able to act more quickly and with less expense to the Fund to appoint a subadviser, when the Board and DMC believe that the appointment would be in the best interests of the Fund and its shareholders.

  Although shareholder approval of new subadvisory agreements and amendments to existing subadvisory agreements is not required under the proposed Manager of Managers Structure, the Board, including a majority of the Independent Trustees, would continue to oversee the subadviser selection process to help ensure that shareholders' interests are protected whenever DMC would seek to select a subadviser or modify a subadvisory agreement. Specifically, the Board, including a majority of the Independent Trustees, would still be required to evaluate and approve all subadvisory agreements as well as any modification to an existing subadvisory agreement. In reviewing new subadvisory agreements or modifications to existing subadvisory agreements, the Board will analyze all factors that it considers to be relevant to the determination, including the subadvisory fees, the nature, quality and scope of services to be provided by the subadviser, the investment performance of the assets managed by the subadviser in the particular style for which a subadviser is sought, as well as the subadviser's compliance with Federal securities laws and regulations.


---------------
(1) However, a discussed above, you are being asked to approve the Manager of Managers Structure with respect to Affiliated Subadvisers as well as subadvisers who are not affiliated with DMC, subject to receipt of further regulatory approval either through an SEC rule or exemptive relief. Therefore, if the Trusts were to obtain such further regulatory approval and shareholders approved Proposal 4, the Boards could appoint and replace Affiliated, as well as unaffiliated, Subadvisers without shareholder approval.

WHAT DID THE BOARDS CONSIDER IN REVIEWING THIS PROPOSAL?

  In determining that the Manager of Managers Structure was in the best interests of Fund shareholders, the Boards, including a majority of the Independent Trustees, considered the factors below, and such other factors and information they deemed relevant, prior to approving and recommending the approval of the Manager of Managers Structure:

  (1) A Manager of Managers Structure will enable DMC to employ subadvisers with varying investment styles or investment focuses to help enhance performance by expanding the securities in which a Fund may invest;

  (2) A Manager of Managers Structure will enable DMC to promptly reallocate Fund assets among itself and one or more subadvisers in response to varying market conditions;

  (3) A Manager of Managers Structure will enable the Board to act more quickly, with less expense to a Fund, in appointing new subadvisers when the Board and DMC believe that such appointment would be in the best interests of Fund shareholders;

  (4) DMC would be directly responsible for (i) establishing procedures to monitor a subadviser's compliance with the Fund's investment objectives and policies, (ii) analyzing the performance of the subadviser and (iii) recommending allocations and reallocations of Fund assets among itself and one or more subadvisers; and

  (5) No subadviser could be appointed, removed or replaced without Board approval and involvement.

  Further, the Independent Trustees were advised by independent legal counsel with respect to these matters.

HOW DOES PROPOSAL 1 AFFECT THIS PROPOSAL 4?

  Trust management and the Boards are submitting to the vote of shareholders of all Funds, including the Acquiring Funds, the use of the Manager of Managers Structure. In particular, you are being asked to vote on this Proposal in the event the reorganization for your particular Acquired Fund is not approved by shareholders or the reorganization of your Acquired Fund into its corresponding Acquiring Fund is not otherwise completed.

  In the event, however, shareholders of your Acquired Fund approve Proposal 1 (a reorganization with the corresponding Acquiring Fund) and such reorganization is completed, then the Manager of Managers Structure will not be used for your Acquired Fund and may only be used with the corresponding Acquiring Fund if approved by the Acquiring Fund's shareholders at the Meeting. Shareholders of an Acquired Fund will not have the right to vote on the Manager of Managers Structure as it applies to the corresponding Acquiring Fund.

WHAT VOTE IS REQUIRED TO APPROVE PROPOSAL NO. 4?

  Each Fund will vote separately on Proposal 4. Accordingly, Proposal 4 will be approved with respect to a Fund only if shareholders of that Fund approve Proposal 4. Such approval requires a Quorum to be present and an affirmative Majority Vote.

              THE BOARDS RECOMMEND THAT YOU VOTE "FOR" PROPOSAL 4

                               VOTING INFORMATION

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

  Only shareholders of record at the close of business on December 10, 2004 (the "Record Date") will be entitled to notice of and to vote at the Meeting on the matters described in this Proxy Statement/Prospectus, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. If sufficient votes to approve a Proposal on behalf of a Trust or an Acquired Fund are not received by the date of the Meeting, the Meeting with respect to that Proposal for such Trust or Fund, as the case may be, may be adjourned to permit further solicitations of proxies. The holders of a majority of shares of a Trust or an Acquired Fund, as the case may be, entitled to vote on a Proposal at the Meeting present in person or by proxy (whether or not sufficient to constitute a Quorum) may adjourn the Meeting as to that Trust or Fund for that Proposal. The Meeting as to one or more Trusts or Acquired Funds may also be adjourned by the Chairperson of the Meeting. Any adjournment may be with respect to one or more Proposals for a Trust or an Acquired Fund, but not necessarily for all Proposals for all Trusts or Acquired Funds. It is anticipated that the persons named as proxies on the enclosed proxy cards will use the authority granted to them to vote on adjournment in their discretion.

  Abstentions and broker non-votes will be included for purposes of determining whether a Quorum is present at the Meeting for a particular matter, and will have the same effect as a vote "against" Proposals 1, 3 and 4, but will have no affect with respect to Proposal 2, which is the election of Trustees.
Broker non-votes are proxies from brokers or nominees indicating that such persons have not received voting instructions from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

  You may attend the Meeting and vote in person. You may also vote by completing, signing and returning the enclosed proxy card in the enclosed postage paid envelope, or by telephone or through the Internet. If you return your signed proxy card or vote by telephone or through Internet, your votes will be officially cast at the Meeting by the persons appointed as proxies. A proxy card is, in essence, a ballot. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Proposals on which you are entitled to vote and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a Legal Proxy from your broker of record and present it at the Meeting.

MAY I REVOKE MY PROXY?

  Shareholders may revoke their proxy at any time before it is voted by sending a written notice to the applicable Trust expressly revoking their proxy, by signing and forwarding to the applicable Trust a later-dated proxy, or by attending the Meeting and voting in person. If your shares are held in the name of your broker, you will have to make arrangements with your broker to revoke a previously executed proxy.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

  The Boards of the Trusts do not intend to bring any matters before the Meeting with respect to the Acquired Funds other than those described in this Proxy Statement/Prospectus. The Boards are not aware of any other matters to be brought before the Meeting with respect to the Acquired Funds by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

  Only shareholders of record on the Record Date will be entitled to vote at the Meeting. The outstanding shares of the Trusts and the Funds thereof entitled to vote as of the Record Date are set forth in the table below.

FUND                                              NUMBER OF SHARES OUTSTANDING
----                                              ----------------------------
VOYAGER MUTUAL FUNDS
 Arizona Fund                                             2,909,075.592
 California Fund                                          4,063,543.377
 Delaware Minnesota High Yield Municipal Bond
  Fund                                                    6,718,635.555
 Delaware Tax-Free Idaho Fund                             7,333,050.771
 Delaware Tax-Free New York Fund                          1,619,964.698

VOYAGER INVESTMENT TRUST
 California Insured Fund                                  2,985,607.608
 Florida Fund                                             1,455,098.995
 Florida Insured Fund                                     8,301,720.012
 Delaware Tax-Free Missouri Insured Fund                  4,808,397.568
 Delaware Tax-Free Oregon Insured Fund                    4,309,440.162

VOYAGER INSURED FUNDS
 Delaware Tax-Free Arizona Insured Fund                  12,042,488.151
 Delaware Tax-Free Minnesota Insured Fund                22,888,695.477

WHAT OTHER SOLICITATIONS WILL BE MADE?

  This proxy solicitation is being made by the Boards of the Trusts for use at the Meeting. The cost of this proxy solicitation will be shared as set forth below. In addition to solicitation by mail, solicitations also may be made by advertisement, telephone, telegram, facsimile transmission or other electronic media, or personal contacts. The Trusts will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy materials to the beneficial owners of the shares of record. The Trusts may reimburse broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of each Trust, without extra pay, may conduct additional solicitations by telephone, telecopy and personal interviews. The registered, open-end management investment companies in the Fund Complex, including the Trusts, participating in the Meeting have engaged Georgeson Shareholders Communications, Inc. ("Georgeson") to solicit proxies from brokers, banks, other institutional holders and individual shareholders at an anticipated cost of approximately $425,000 to $770,000, including out of pocket expenses, a portion of which will be borne by the Acquired Funds as described below. Fees and expenses may be greater depending on the effort necessary to obtain shareholder votes. The Trusts have also agreed to indemnify Georgeson against certain liabilities and expenses, including liabilities under the federal securities laws. The Trusts expect that the solicitations will be primarily by mail, but also may include telephone, telecopy or oral solicitations.

  As the Meeting date approaches, certain shareholders of an Acquired Fund may receive a telephone call from a representative of Georgeson if their votes have not yet been received. Proxies that are obtained telephonically will be recorded in accordance with the procedures described below. These procedures are designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

  In all cases where a telephonic proxy is solicited, the Georgeson representative is required to ask for each shareholder's full name and address, or the zip code or employer identification number, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Georgeson representative is required to ask for the person's title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Georgeson, then the Georgeson representative has the responsibility to explain the process, read the Proposals listed on the proxy card and ask for the shareholder's instructions on each Proposal. Although the Georgeson representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Proxy Statement. Georgeson will record the shareholder's instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Georgeson immediately if his or her instructions are not correctly reflected in the confirmation.

WHO WILL PAY THE EXPENSES OF THE PROPOSALS?

  The costs of the of Proposals, including the costs of soliciting proxies, will be borne by one or more of the Trusts, the other Delaware Companies and DMC, as described below.

  With respect to Proposal 1, except as provided below, the expenses resulting from an Acquired Fund's participation in a Transaction, including solicitation of proxies, will be shared by the following parties in the percentages indicated: 33.33% by the Acquired Fund, 33.33% by the Acquiring Fund, and 33.34% by DMC. The expenses borne by the Florida Fund in connection with the Transaction will limited to no more than $15,000 and DMC will bear the balance of Florida Fund's one-third portion of expenses that exceeds $15,000.

  With respect to Proposal 2, the election of the Boards, the Trusts, along with the other Delaware Companies participating in the Meeting, will bear the expenses equally in connection with the election of such nominees.

  With respect to Proposal 3, because the Redomestication will benefit Voyageur Investment Trust and its shareholders, the VIT Board has authorized that the expenses incurred in the Redomestication, including the estimated costs associated with soliciting proxies with respect to this Proposal, shall be paid by Voyageur Investment Trust (and therefore indirectly by its shareholders), whether or not the Redomestication is approved by shareholders.

  With respect to Proposal 4, the Trusts, along with the other Delaware Companies participating in the Meeting, will bear the expenses equally in connection with seeking shareholder approval for use of a manager of managers structure.

HOW DO I SUBMIT A SHAREHOLDER PROPOSAL?

  Neither Trust is required to, and they do not intend to, hold regular annual shareholders' meetings. A shareholder wishing to submit a proposal for consideration for inclusion in a proxy statement for the next shareholders' meeting should send his or her written proposal to the offices of the appropriate Trust, directed to the attention of its Secretary, at the address of its principal executive office printed on the first page of this Proxy Statement/Prospectus, so that it is received within a reasonable time before any such meeting. The inclusion and/or presentation of any such proposal is subject to the applicable requirements of the proxy rules under the 1934 Act. Submission of a proposal by a shareholder does not guarantee that the proposal will be included in a Trust's proxy statement or presented at the meeting.

                          PRINCIPAL HOLDERS OF SHARES

  On the Record Date, the officers and Trustees of each Trust, as a group, owned less than 1% of the outstanding voting shares of any Fund, or class thereof, of the Trusts.

  To the best knowledge of the Trusts, as of the Record Date, no person, except as set forth in the table at Exhibit F, owned of record 5% or more of the outstanding shares of any class of any series of the Trusts or of Voyageur Insured Funds. Except as noted in herein, the Trusts has no knowledge of beneficial ownership.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  The firm of Ernst & Young LLP has been selected as the independent registered public accounting firm for each of the Trusts for their current fiscal year. The Audit Committee must approve all audit and non-audit services provided by Ernst & Young LLP relating to the operations or financial reporting of the Trusts. The Audit Committee reviews any audit or non-audit services to be provided by Ernst & Young LLP to determine whether they are appropriate and permissible under applicable law.

  The Audit Committee has adopted policies and procedures to provide a framework for the Audit Committee's consideration of non-audit services by Ernst & Young LLP. These policies and procedures require that any non-audit service to be provided by Ernst & Young LLP to a Trust, DMC or any entity controlling, controlled by or under common control with DMC that relate directly to the operations and financial reporting of a Trust are subject to pre-approval by the Audit Committee or the Chairperson of the Audit Committee before such service is provided.

  Representatives of Ernst & Young LLP are not expected to be present at the Meeting, but will have the opportunity to make a statement if they wish, and will be available should any matter arise requiring Ernst & Young LLP's presence.

  AUDIT FEES. The aggregate fees billed by Ernst & Young LLP in connection with the annual audit of each Trust's financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements for the fiscal years ended August 31, 2004 and 2003 for the Trusts are set forth below:

                                                 AUDIT FEES         AUDIT FEES
TRUST                                          FOR FYE 8/31/04   FOR FYE 8/31/03
-----                                          ---------------   ---------------
Voyageur Mutual Funds                              $78,080           $68,930
Voyageur Investment Trust                          $65,070           $57,430

  AUDIT-RELATED FEES. There were no fees billed by Ernst & Young LLP for assurance and other services reasonably related to the performance of the audit of each Trust's financial statements and not reported above under "Audit Fees" for each Trust's last two fiscal years ended August 31, 2004 and 2003.

  The aggregate fees billed by Ernst & Young LLP for assurance and other services relating to the performance of the audit of the financial statements of DMC and other service providers under common control with DMC that relate directly to the operations or financial reporting of a Trust for the fiscal years ended August 31, 2004 and 2003 were $37,575 and $39,600, respectively. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Exchange Act; and issuance of agreed upon procedures reports to the Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal costs relating to the operation of the Trust. None of these services were approved by the Audit Committee pursuant to the de minimis exception from the pre-approval requirement under Regulation S-X.

  TAX FEES. The aggregate fees billed by Ernst & Young LLP for tax compliance, tax advice and tax planning (together, "Tax-Related Services") provided to each Trust are set forth below for the fiscal years ended August 31, 2004 and 2003. None of these Tax-Related Services were approved by the Audit Committee pursuant to the de minimis exception from the pre-approval requirement under Regulation S-X. These Tax-Related Fees were as follows: review of income tax returns and annual excise distribution calculations.

                                                 TAX FEES         TAX FEES
TRUST                                        FOR FYE 8/31/04   FOR FYE 8/31/03
-----                                        ---------------   ---------------
Voyageur Mutual Funds                             $10,500          $7,500
Voyageur Investment Trust                         $ 8,750          $6,250

  There were no fees billed by Ernst & Young LLP for Tax-Related Services provided to DMC and other service providers under common control with DMC that relate directly to the operations or financial reporting of the Trusts for each Trust's last two completed fiscal years ended on August 31, 2004 and 2003.

  ALL OTHER FEES. There were no fees billed by Ernst & Young LLP for products and services provided by the independent auditors to the Trusts other than those set forth above for the Trusts' last two completed fiscal years ended August 31, 2004 and 2003.

  There were no fees for products and services other than those set forth above billed by Ernst & Young LLP to DMC and other service providers under common control with DMC and that relate directly to the operations or financial reporting of the Trusts for the Trusts' last two completed fiscal years ended August 31, 2004 and 2003, respectively.

  AGGREGATE NON-AUDIT FEES TO THE TRUSTS, DMC AND SERVICE PROVIDER AFFILIATES. The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to Voyageur Mutual Funds, Voyageur Investment Trust and to DMC and other service providers under common control with DMC, were $232,065 and $185,250 for the Trusts' last two completed fiscal years ended August 31, 2004 and 2003, respectively.

  In connection with its selection of the independent auditors, the Audit Committee has considered Ernst and Young LLP's provision of non-audit services to DMC and other service providers under common control with DMC that were not required to be pre-approved pursuant to Regulation S-X. The Audit Committee has determined that the provision of these services is compatible with maintaining the Ernst & Young LLP's independence.

                          COMMUNICATIONS TO THE BOARDS

  Shareholders who wish to communicate to the full Boards of the Trusts may address correspondence to Walter P. Babich, Coordinating Trustee for the Trusts, c/o Voyageur Mutual Funds (or) Voyageur Investment Trust (as the case may be) at 2005 Market Street, Philadelphia, Pennsylvania, 19103. Shareholders may also send correspondence to the Coordinating Trustee or any individual Trustee c/o Voyageur Mutual Funds (or) Voyageur Investment Trust (as the case may be) at 2005 Market Street, Philadelphia, Pennsylvania 19103. Without opening any such correspondence, Trust management will promptly forward all such correspondence to the intended recipient(s).

                    EXHIBITS TO PROXY STATEMENT / PROSPECTUS

EXHIBIT
-------

A         Form of Agreement and Plan of Reorganization

B Form of Plan of Reorganization by Voyageur Investment Trust (on behalf of the Florida and Florida Insured Fund)

C         Executive Officers of the Trusts

D Form of Agreement and Plan of Redomestication between Voyageur Investment Trust and Delaware Investments Municipal Trust

E         A Comparison of Governing Documents and State Law

F         Principal Holder of Shares

         OTHER DOCUMENTS INCLUDED WITH THIS PROXY STATEMENT/PROSPECTUS

      o Prospectus of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Florida Insured Fund dated December 3, 2004, as supplemented to date, as previously filed via EDGAR, is incorporated into this filing by reference to Post-Effective Amendment No. 29 to Voyageur Mutual Funds' Registration Statement on Form N-1A [File No. 33-63238] filed on December 3, 2004, and to Rule 497 filings made on December 29, 2004 and January 3, 2005.

                                                                      EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

  This AGREEMENT AND PLAN OF REORGANIZATION ("Agreement"), made as of this ___ day of ________ 2004, by and between Delaware Group [ ] (the "[Surviving] Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series, Delaware [ ] Fund ("[Surviving] Fund"), and [Delaware Group] [ ] [Fund/Trust] (the "[Target] Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business also at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of its series Delaware [ ] Fund ("[Target] Fund").

                             PLAN OF REORGANIZATION

  The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of: (i) the acquisition by the [Surviving] Trust on behalf of the [Surviving] Fund of substantially all of the property, assets and goodwill of the [Target] Fund in exchange solely for (a) shares of beneficial interest, no par value, of the [Surviving] Fund -- Class A ("[Surviving] Fund Class A Shares"), (b) shares of beneficial interest, no par value, of the [Surviving] Fund -- Class B ("[Surviving] Fund Class B Shares"), (c) shares of beneficial interest, no par value, of the [Surviving] Fund -- Class C ("[Surviving] Fund Class C Shares"), (d) shares of beneficial interest, no par value, of the [Surviving] Fund -- Class R ("[Surviving] Fund Class R Shares"), (e) shares of beneficial interest, no par value, of the [Surviving] Fund -- Institutional Class ("[Surviving] Fund Institutional Class Shares"), and (f) the assumption by the [Surviving] Trust on behalf of the [Surviving] Fund of all of the liabilities of the [Target] Fund; (ii) the distribution of (a) [Surviving] Fund Class A shares to the shareholders of [Target] Fund -- Class A Shares ("[Target] Fund Class A Shares"), (b) [Surviving] Fund Class B Shares to the shareholders of [Target] Fund -- Class B Shares ("[Target] Fund Class B Shares"), (c) [Surviving] Fund Class C Shares to the shareholders of [Target] Fund -- Class C Shares ("[Target] Fund Class C Shares"), (d) [Surviving] Fund Class R Shares to the shareholders of [Target] Fund -- Class R Shares ("[Target] Fund Class R Shares"), and (e) [Surviving] Fund Institutional Class Shares to the shareholders of [Target] Fund -- Institutional Class Shares ("[Target] Fund Institutional Class Shares"), according to their respective interests in complete liquidation of the [Target] Fund; and (iii) the dissolution of the [Target] Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                   AGREEMENT

  In order to consummate the Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

   1. SALE AND TRANSFER OF ASSETS AND LIABILITIES, LIQUIDATION AND DISSOLUTION OF THE [TARGET] FUND

      (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Surviving] Trust herein contained, and in consideration of the delivery by the [Surviving] Trust of the number of its shares of beneficial interest of the [Surviving] Fund hereinafter provided, the [Target] Trust, on behalf of the [Target] Fund, agrees that it will sell, convey, transfer and deliver to the [Surviving] Trust, on behalf of the [Surviving] Fund, at the Closing provided for in
Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the then existing assets of the [Target] Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the [Target] Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the [Target] Fund's costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the [Target] Fund as liability reserves, (2) to discharge all of the [Target] Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the [Target] Trust shall reasonably deem to exist against the [Target] Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the [Target] Fund (hereinafter "Net Assets"). The [Target] Trust, on behalf of the [Target] Fund, shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The [Target] Trust agrees to use commercially reasonable efforts to identify all of the [Target] Fund's Liabilities prior to the Valuation Date and to discharge all such known Liabilities on or prior to the Valuation Date.

      (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of the [Target] Trust on behalf of the [Target] Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the [Surviving] Trust agrees at the Closing to assume the Liabilities, on behalf of the [Surviving] Fund, and to deliver to the [Target] Trust on behalf of the [Target] Fund: (i) the number of [Surviving] Fund Class A Shares, determined by dividing the net asset value per share of [Target] Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the [Target] Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of [Surviving] Fund Class B Shares, determined by dividing the net asset value per share of [Target] Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Class B Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of [Surviving] Fund Class C Shares, determined by dividing the net asset value per share of [Target] Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class C Shares as of Close of Business on the Valuation Date;
(iv) the number of [Surviving] Fund Class R Shares, determined by dividing the net asset value per share of [Target] Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of [Surviving] Fund Institutional Class Shares, determined by dividing the net asset value per share of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of [Surviving] Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of [Target] Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

      (c) As soon as practicable following the Closing, the [Target] Trust shall dissolve the [Target] Fund and distribute pro rata to the [Target] Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the [Surviving] Fund received by the [Target] Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the [Surviving] Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the [Target] Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the [Surviving] Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the [Surviving] Fund will be issued to shareholders of the [Target] Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

      (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the [Target] Fund, shall be cancelled and shall no longer be evidence ownership; provided, however, that the shareholders of the [Target] Fund holding such certificates shall be entitled to surrender such certificates to the transfer agent for the [Surviving] Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of [Surviving] Fund shares into which the corresponding shares of beneficial interest of the [Target] Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the [Surviving] Fund shall not be issued, but such fractional shares shall continue to be carried by the [Surviving] Trust in book entry form for the account of such shareholder.

      (e) At the Closing, each shareholder of record of the [Target] Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the [Target] Fund that such person had on such Distribution Record Date.

   2. VALUATION

      (a) The value of the [Target] Fund's Net Assets to be acquired by the [Surviving] Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

      (b) The net asset value of a share of beneficial interest of the [Surviving] Fund Class A Shares, [Surviving] Fund Class B Shares, [Surviving] Fund Class C Shares, [Surviving] Fund Class R Shares and [Surviving] Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the [Surviving] Fund's currently effective prospectus and statement of additional information.

      (c) The net asset value of a share of beneficial interest of the [Target] Fund Class A Shares, [Target] Fund Class B Shares, [Target] Fund Class C Shares, [Target] Fund Class R Shares and [Target] Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the [Target] Fund's currently effective prospectus and statement of additional information.

   3. CLOSING AND VALUATION DATE

      The Valuation Date shall be [ ], 2005, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of the [Surviving] Trust, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m. Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the [Surviving] Trust or [Target] Trust, accurate appraisal of the value of the net assets of the [Target] Fund or the [Surviving] Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the [Target] Fund and the [Surviving] Fund is practicable in the judgment of the [Surviving] Trust and [Target] Trust. The [Target] Trust shall have provided for delivery as of the Closing of those Net Assets of the [Target] Fund to be transferred to the [Surviving Fund's] Custodian, [Mellon Bank, N.A., One Mellon Center, Pittsburgh, PA 15258] [JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245]. Also, the [Target] Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its [Target] Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The [Surviving] Trust shall issue and deliver a certificate or certificates evidencing the shares of the [Surviving] Fund to be delivered at the Closing to said transfer agent registered in such manner as the [Target] Trust may request, or provide evidence satisfactory to the [Target] Trust in such manner as the [Target] Trust may request that such shares of beneficial interest of the [Surviving] Fund have been registered in an open account on the books of the [Surviving] Fund.

   4. REPRESENTATIONS AND WARRANTIES BY THE [TARGET] TRUST

      The [Target] Trust represents and warrants to the [Surviving] Trust that:

      (a) The [Target] Trust is a statutory trust created under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [ ], and is validly existing and in good standing under the laws of that [State] [Commonwealth]. The [Target] Trust, of which the [Target] Fund is a separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

      (b) The [Target] Trust is authorized to issue an unlimited number of shares of beneficial interest of the [Target] Fund, with no par value. Each outstanding share of the [Target] Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

      (c) The financial statements appearing in the [Target] Fund Annual Report to Shareholders for the fiscal year ended [ ], audited by Ernst & Young, LLP, copies of which have been delivered to the [Surviving] Trust, and any unaudited financial statements, copies of which may be furnished to the [Surviving] Trust, fairly present the financial position of the [Target] Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The books and records of the [Target] Fund made available to the [Surviving] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Target] Fund.

      (e) The statement of assets and liabilities to be furnished by the [Target] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the [Target] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

      (f) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (e) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (g) The [Target] Trust has the necessary power and authority to conduct its business and the business of the [Target] Fund as such businesses are now being conducted.

      (h) The [Target] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

      (i) The [Target] Trust has full power and authority to enter into and perform its obligations under this Agreement, subject to approval of the Plan of Reorganization by the [Target] Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

      (j) Neither the [Target] Trust nor the [Target] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Internal Revenue Code of 1986, as amended (the "Code").

      (k) The [Target] Trust does not have any unamortized or unpaid organizational fees or expenses.

      (l) The [Target] Trust has elected to treat the [Target] Fund as a regulated investment company ("RIC") for federal income tax purposes under
Part I of Subchapter M of the Code, the [Target] Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

   5. REPRESENTATIONS AND WARRANTIES BY THE [SURVIVING] TRUST

      The [Surviving] Trust represents and warrants to the [Target] Trust that:

      (a) The [Surviving] Trust is a statutory trust created under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [ ], and is validly existing and in good standing under the laws of that [State] [Commonwealth]. The [Surviving] Trust, of which the [Surviving] Fund is a separate series of shares, is duly registered under the 1940 Act as an open-end, management investment company, such registration is in full force and effect as of the date hereof or will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

      (b) The [Surviving] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the [Surviving] Fund. Each outstanding share of the [Surviving] Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

      (c) At the Closing, each class of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to this Agreement will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the [Target] Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Agreement to be consummated.

      (d) The statement of assets and liabilities of the [Surviving] Fund to be furnished by the [Surviving] Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the [Surviving] Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the [Surviving] Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

      (e) At the Closing, the [Surviving] Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (f) The [Surviving] Trust has the necessary power and authority to conduct its business and the business of the [Surviving] Fund as such businesses are now being conducted.

      (g) The [Surviving] Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Agreement.

      (h) The [Surviving] Trust has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement have been validly authorized, executed and delivered by it, and this Agreement constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject to enforcement to the effect of bankruptcy, insolvency reorganization, arrangements among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditors rights and to general equity principles.

      (i) Neither the [Surviving] Trust nor the [Surviving] Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

      (j) The books and records of the [Surviving] Fund made available to the [Target] Trust and/or its counsel are true and correct in all material respects and contain no material omissions with respect to the business and operations of the [Surviving] Fund.

      (k) The [Surviving] Trust has elected to treat the [Surviving] Fund as a regulated investment company ("RIC") for federal income tax purposes under
Part I of Subchapter M of the Code, the [Surviving] Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

   6. REPRESENTATIONS AND WARRANTIES BY THE [TARGET] TRUST AND THE [SURVIVING] TRUST

      The [Target] Trust and the [Surviving] Trust each represents and warrants to the other that:

      (a) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Agreement. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (b) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

      (c) It has duly and timely filed, on behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by such [Target] Fund or [Surviving] Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by such [Target] Fund or [Surviving] Fund. On behalf of the [Target] Fund or the [Surviving] Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the [Target] Fund or [Surviving] Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the [Target] Fund or [Surviving] Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the [Target] Fund or [Surviving] Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Agreement, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the [Target] Fund or [Surviving] Fund, as appropriate.

      (d) All information provided to the [Target] Trust by the [Surviving] Trust, and by the [Target] Trust to the [Surviving] Trust, for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Agreement pursuant to which approval of the [Target] shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not made, not misleading.

      (e) Except in the case of the [Target] Trust with respect to the approval of the [Target] Fund's shareholders of the Agreement, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Agreement, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

   7. COVENANTS OF THE [TARGET] TRUST

      (a) The [Target] Trust covenants to operate business of the [Target] Fund as presently conducted between the date hereof and the Closing.

      (b) The [Target] Trust undertakes that the [Target] Fund will not acquire the shares of beneficial interest of the [Surviving] Fund for the purpose of making distributions thereof other than to the [Target] Fund's shareholders.

      (c) The [Target] Trust covenants that by the Closing, all of the [Target] Fund's federal and other Tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

      (d) The [Target] Trust will at the Closing provide the [Surviving] Trust with:

         (1) A statement of the respective tax basis of all investments to be transferred by the [Target] Fund to the [Surviving] Fund.

         (2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the [Target] Fund with respect to each shareholder, for all of the shareholders of record of the [Target] Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the [Surviving] Fund as a result of the transfer of assets that is the subject of this Agreement, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

      (e) The Board of Trustees of the [Target] Trust shall call and the [Target] Trust shall hold, a Special Meeting of the [Target] Fund's shareholders to consider and vote upon this Agreement (the "Special Meeting") and the [Target] Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The [Target] Trust agrees to mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

      (f) The [Target] Trust shall supply to the [Surviving] Trust, at the Closing, the statement of the assets and liabilities described in Section 4(e) of this Agreement in conformity with the requirements described in such Section.

   8. COVENANTS OF THE [SURVIVING] TRUST

      (a) The [Surviving] Trust covenants that the shares of beneficial interest of the [Surviving] Fund to be issued and delivered to the [Target] Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the [Surviving] Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

      (b) The [Surviving] Trust covenants to operate the business of the [Surviving] Fund as presently conducted between the date hereof and the Closing.

      (c) The [Surviving] Trust covenants that by the Closing, all of the [Surviving] Fund's federal and other tax returns and reports required by law to be filed on or before such date shall have been filed and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

      (d) The [Surviving] Trust shall supply to the [Target] Trust, at the Closing, the statement of assets and liabilities described in Section 5(d) of this Agreement in conformity with the requirements described in such Section.

      (e) The [Surviving] Trust will file with the United States Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the [Surviving] Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the [Target] Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   9. CONDITIONS PRECEDENT TO BE FULFILLED BY THE [TARGET] TRUST AND THE [SURVIVING] TRUST

      The obligations of the [Target] Trust and the [Surviving] Trust to effectuate this Agreement and the Plan of Reorganization hereunder shall be subject to the following respective conditions:

      (a) That (1) all the representations and warranties of the other party contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the other party shall have performed all obligations required by this Agreement to be performed by it at or prior to the Closing; and (3) the other party shall have delivered to such party a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

      (b) That the other party shall have delivered to such party a copy of the resolutions approving this Agreement adopted by the other party's Board of Trustees, certified by the Secretary or equivalent officer.

      (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of either party or would prohibit the transactions contemplated hereby.

      (d) That this Agreement and the Plan of Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the [Target] Fund at an annual or special meeting or any adjournment thereof.

      (e) That the [Target] Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

      (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the U.S. Securities and Exchange Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the [Target] Fund or the [Surviving] Fund.

      (g) That prior to or at the Closing, the [Target] Trust and the [Surviving] Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Agreement and in accordance with customary representations provided by the [Target] Trust and the [Surviving] Trust in certificates delivered to SRSY:

         (1) The acquisition by the [Surviving] Fund of substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the [Surviving] Fund shares to be issued pursuant to
      Section 1 hereof, followed by the distribution by the [Target] Fund to its shareholders of the [Surviving] Fund shares in complete liquidation of the [Target] Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the [Surviving] Fund and the [Target] Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

         (2) No gain or loss will be recognized by the [Target] Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

         (3) No gain or loss will be recognized by the [Surviving] Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the [Target] Fund in exchange solely for the voting shares of the [Surviving] Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

         (4) No gain or loss will be recognized by the [Target] Fund upon the distribution of the [Surviving] Fund shares to the [Target] Fund shareholders in accordance with Section 1 hereof in liquidation of the [Target] Fund under Section 361(c)(1) of the Code;

         (5) The basis of the assets of the [Target] Fund received by the [Surviving] Fund will be the same as the basis of such assets to the [Target] Fund immediately prior to the exchange under Section 362(b) of the Code;

         (6) The holding period of the assets of the [Target] Fund received by the [Surviving] Fund will include the period during which such assets were held by the [Target] Fund under Section 1223(2) of the Code;

         (7) No gain or loss will be recognized by the shareholders of the [Target] Fund upon the exchange of their shares in the [Target] Fund for the voting shares (including fractional shares to which they may be entitled) of the [Surviving] Fund (to be issued in accordance with
      Section 1 hereof) under Section 354(a) of the Code;

         (8) The basis of the [Surviving] Fund shares received by the [Target] Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the [Target] Fund exchanged therefor under
      Section 358(a)(1) of the Code;

         (9) The holding period of the [Surviving] Fund's shares received by the [Target] Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the [Target] Fund's shares surrendered in exchange therefor, provided that the [Target] Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

         (10) The [Surviving] Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury (the "Treasury Regulations")) the items of the [Target] Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

      (h) That the [Surviving] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Target] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

         (1) The [Target] Trust was created as a [statutory trust] [business trust] under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [ ], and is validly existing and in good standing under the laws of the [State of Delaware] [Commonwealth of Massachussetts];

         (2) The [Target] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the [Target] Trust and of the [Target] Fund. Assuming that the initial shares of beneficial interest of the [Target] Fund were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the [Target] Trust, and that all other such outstanding shares of the [Target] Fund were sold, issued and paid for in accordance with the terms of the [Target] Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

         (3) The [Target] Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

         (4) Except as disclosed in the [Target] Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Target] Trust, the unfavorable outcome of which would materially and adversely affect the [Target] Trust or the [Target] Fund;

         (5) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Target] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder) and such as may be required under state securities laws;

         (6) Neither the execution, delivery nor performance of this Agreement by the [Target] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Target] Trust is a party or by which the [Target] Trust is otherwise bound; and

         (7) This Agreement has been validly authorized, executed and delivered by the [Target] Trust and represents the legal, valid and binding obligation of the [Target] Trust and is enforceable against the [Target] Trust in accordance with its terms.

      In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Target] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Target] Trust.

      (i) That the [Target] Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the [Surviving] Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

         (1) The [Surviving] Trust was created as a statutory trust under the laws of the [State of Delaware] [Commonwealth of Massachusetts] on [ ], and is validly existing and in good standing under the laws of the [State of Delaware] [Commonwealth of Massachusetts];

         (2) The [Surviving] Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Assuming that the initial shares of beneficial interest of the [Surviving] Fund were issued in accordance with the 1940 Act and the [Surviving] Trust's Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the [Surviving] Fund were sold, issued and paid for in accordance with the terms of the [Surviving] Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

         (3) The [Surviving] Trust is an open-end investment company of the management type registered as such under the 1940 Act;

         (4) Except as disclosed in the [Surviving] Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the [Surviving] Trust, the unfavorable outcome of which would materially and adversely affect the [Surviving] Trust or the [Surviving] Fund;

         (5) The shares of beneficial interest of the [Surviving] Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Agreement, will have been validly issued and fully paid and will be non-assessable by the [Surviving] Trust or the [Surviving] Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

         (6) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the [Surviving] Trust of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

         (7) Neither the execution, delivery nor performance of this Agreement by the [Surviving] Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the [Surviving] Trust is a party or by which the [Surviving] Trust is otherwise bound; and

         (8) This Agreement has been validly authorized, executed and delivered by the [Surviving] Trust and represents the legal, valid and binding obligation of the [Surviving] Trust and is enforceable against the [Surviving] Trust in accordance with its terms.

      In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the [Surviving] Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the [Surviving] Trust.

      (j) That the [Surviving] Trust's Registration Statement with respect to the shares of beneficial interest of the [Surviving] Fund to be delivered to the [Target] Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

      (k) That the shares of beneficial interest of the [Surviving] Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the [Surviving] Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each [Target] Fund shareholder.

      (l) That at the Closing, the [Target] Trust, on behalf of the [Target] Fund, transfers to the [Surviving] Fund aggregate Net Assets of the [Target] Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the [Target] Fund at the Close of Business on the Valuation Date.

   10. FEES AND EXPENSES; OTHER AGREEMENTS

      (a) The expenses of entering into and carrying out the provisions of this Agreement, whether or not consummated, shall be borne [insert allocations as set forth in the Proxy Statement/Prospectus].

      (b) Any other provision of this Agreement to the contrary notwithstanding, any liability of the [Target] Trust under this Agreement with respect to any series of the [Target] Trust, or in connection with the transactions contemplated herein with respect to any series of the [Target] Trust, shall be discharged only out of the assets of that series of the [Target] Trust, and no other series of the [Target] Trust shall be liable with respect thereto.

      (c) Any other provision of this Agreement to the contrary notwithstanding, any liability of the [Surviving] Trust under this Agreement with respect to any series of the [Surviving] Trust, or in connection with the transactions contemplated herein with respect to any series of the [Surviving] Trust, shall be discharged only out of the assets of that series of the [Surviving] Trust, and no other series of the [Surviving] Trust shall be liable with respect thereto.

   11. TERMINATION; WAIVER; ORDER

      (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Plan of Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the [Target] Fund) prior to the Closing as follows:

         (1) by mutual consent of the [Target] Trust and the [Surviving] Trust;

         (2) by the [Surviving] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Surviving] Trust; or

         (3) by the [Target] Trust if any condition precedent to its obligations set forth in Section 9 has not been fulfilled or waived by the [Target] Trust.

      (b) If the transactions contemplated by this Agreement have not been consummated by [ ], this Agreement shall automatically terminate on that date, unless a later date is agreed to by both the [Target] Trust and the [Surviving] Trust.

      (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of either the [Target] Trust or the [Surviving] Trust or persons who are their trustees, officers, agents or shareholders in respect of this Agreement.

      (d) At any time prior to the Closing, any of the terms or conditions of this Agreement may be waived by either the [Target] Trust or the [Surviving] Trust, respectively (whichever is entitled to the benefit thereof).

      (e) The respective representations, warranties and covenants contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan of Reorganization, and neither the [Target] Trust nor the [Surviving] Trust, nor any of their officers, directors, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, director, trustee, agent or shareholder of the [Target] Trust or the [Surviving] Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

      (f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the [Target] Trust or the Board of Trustees of the [Surviving] Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the [Target] Fund, unless such further vote is required by applicable law or by mutual consent of the parties.

   12. LIABILITY OF THE [SURVIVING] TRUST AND THE [TARGET] TRUST

      (a) Each party acknowledges and agrees that all obligations of the [Surviving] Trust under this Agreement are binding only with respect to the [Surviving] Fund; that any liability of the [Surviving] Trust under this Agreement with respect to the [Surviving] Fund, or in connection with the transactions contemplated herein with respect to [Surviving] Fund, shall be discharged only out of the assets of the [Surviving] Fund; that no other series of the [Surviving] Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the [Target] Trust nor the [Target] Fund shall seek satisfaction of any such obligation or liability from the shareholders of the [Surviving] Trust, the directors, officers, employees or agents of the [Surviving] Trust, or any of them.

      (b) Each party acknowledges and agrees that all obligations of the [Target] Trust under this Agreement are binding only with respect to the [Target] Fund; that any liability of the [Target] Trust under this Agreement with respect to the [Target] Fund, or in connection with the transactions contemplated herein with respect to the [Target] Fund, shall be discharged only out of the assets of the [Target] Fund; that no other series of the [Target] Trust shall be liable with respect to this Agreement or in connection with the transactions contemplated herein; and that neither the [Surviving] Trust nor the [Surviving] Fund shall seek satisfaction of any such obligation or liability from the shareholders of the [Target] Trust, the trustees, officers, employees or agents of the [Target] Trust, or any of them.

   13. FINAL TAX RETURNS AND FORMS 1099 OF THE [TARGET] FUND

      (a) After the Closing, the [Target] Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the [Target] Trust with respect to the [Target] Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

      (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the [Target] Trust or the [Target] Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the [Target] Fund to the extent such expenses have been or should have been accrued by the [Target] Fund in the ordinary course without regard to the Plan of Reorganization contemplated by this Agreement; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust at the time such Tax returns and Forms 1099 are prepared.

   14. COOPERATION AND EXCHANGE OF INFORMATION

      The [Surviving] Trust and the [Target] Trust will provide each other and their respective representatives with such cooperation and information as either of them reasonably may request of the other in filing any Tax returns, amended return or claim for refund, determining a liability for Taxes or a right to a refund of Taxes or participating in or conducting any audit or other proceeding in respect of Taxes. Each party or their respective agents will retain for a period of six (6) years following the Closing all returns, schedules and work papers and all material records or other documents relating to Tax matters of the [Target] Fund and [Surviving] Fund for its taxable period first ending after the Closing and for all prior taxable periods.

   15. ENTIRE AGREEMENT AND AMENDMENTS

      This Agreement embodies the entire Agreement between the parties and there are no agreements, understandings, restrictions, or warranties between the parties other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

   16. COUNTERPARTS

      This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

   17. NOTICES

      Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the [Target] Trust or the [Surviving] Trust at 2005 Market Street, Philadelphia, PA 19103,
Attention: Secretary.

   18. GOVERNING LAW

      This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

   19. EFFECT OF FACSIMILE SIGNATURE

      A facsimile signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

      IN WITNESS WHEREOF, the [Target] Trust and the [Surviving] Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by its duly authorized officers, all as of the day and year first-above written.

                             [TARGET] TRUST, ON BEHALF OF THE

                             [TARGET] FUND
                             _______________________________________________

                             By: ____________________________________________

                             Title: __________________________________________


                             [SURVIVING] TRUST, ON BEHALF OF THE

                             [SURVIVING] FUND

                             _______________________________________________

                             By: ____________________________________________

                             Title: __________________________________________

                                                                      EXHIBIT B

                             PLAN OF REORGANIZATION

  This PLAN OF REORGANIZATION (the "Plan"), made as of this ___ day of _______________ 2004, is adopted by Voyageur Investment Trust (the "Trust"), a business trust created under the laws of the Commonwealth of Massachusetts, with its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103, on behalf of two of its series, Delaware Tax-Free Florida Insured Fund (the "Acquiring Fund"), and Delaware Tax-Free Florida Fund (the "Acquired Fund").

  The reorganization (hereinafter referred to as the "Reorganization") will consist of: (i) the acquisition by the Acquiring Fund of substantially all of the property, assets and goodwill of the Acquired Fund in exchange solely for
(a) shares of beneficial interest, no par value, of the Acquiring Fund -- Class A ("Acquiring Fund Class A Shares"), (b) shares of beneficial interest, no par value, of the Acquiring Fund -- Class B ("Acquiring Fund Class B Shares"), (c) shares of beneficial interest, no par value, of the Acquiring Fund -- Class C ("Acquiring Fund Class C Shares"), (d) shares of beneficial interest, no par value, of the Acquiring Fund -- Class R ("Acquiring Fund Class R Shares"), (e) shares of beneficial interest, no par value of the Acquiring Fund -- Institutional Class ("Acquiring Fund Institutional Class Shares"), and (f) the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund; (ii) the distribution of (a) Acquiring Fund Class A shares to the shareholders of Acquired Fund -- Class A Shares ("Acquired Fund Class A Shares"), (b) Acquiring Fund Class B Shares to the shareholders of Acquired Fund -- Class B Shares ("Acquired Fund Class B Shares"), (c) Acquiring Fund Class C Shares to the shareholders of Acquired Fund -- Class C Shares ("Acquired Fund Class C Shares"), (d) Acquiring Fund Class R Shares to the shareholders of Acquired Fund -- Class R Shares ("Acquired Fund Class R Shares"), and (e) Acquiring Fund Institutional Class Shares to the shareholders of Acquired Fund -- Institutional Class Shares ("Acquired Fund Institutional Class Shares"), according to their respective interests in complete liquidation of the Acquired Fund; and (iii) the dissolution of the Acquired Fund as soon as practicable after the closing (as referenced in Section 3, hereof, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

   1. SALE AND TRANSFER OF ASSETS AND LIABILITIES, LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND

      (a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Acquired Fund, will sell, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the liabilities, debts, obligations and duties of any nature, whether accrued, absolute, contingent or otherwise ("Liabilities") and the then existing assets of the Acquired Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. ("NYSE")) ("Close of Business") on the valuation date (as defined in Section 3 hereof, hereinafter called the "Valuation Date"), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act"), with respect to privately placed or otherwise restricted securities that the Acquired Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) to pay the Acquired Fund's costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on the books of the Acquired Fund as liability reserves, (2) to discharge all of the Acquired Fund's Liabilities on its books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and excluding those liabilities and obligations that would otherwise be discharged at a later date in the ordinary course of business, and (3) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Acquired Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Acquired Fund (hereinafter "Net Assets"). The Acquired Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Acquired Fund's Liabilities prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date.

      (b) Subject to the terms and conditions of this Plan, the Trust shall assume the Liabilities, on behalf of the Decatur Income Fund, and shall deliver to the Acquired Fund: (i) the number of Acquiring Fund Class A Shares, determined by dividing the net asset value per share of Acquired Fund Class A Shares as of the Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class A Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the Acquired Fund Class A Shares as of Close of Business on the Valuation Date; (ii) the number of Acquiring Fund Class B Shares, determined by dividing the net asset value per share of Acquired Fund Class B Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class B Shares as of

Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class B Shares as of Close of Business on the Valuation Date; (iii) the number of Acquiring Fund Class C Shares, determined by dividing the net asset value per share of Acquired Fund Class C Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class C Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class C Shares as of Close of Business on the Valuation Date; (iv) the number of Acquiring Fund Class R Shares, determined by dividing the net asset value per share of Acquired Fund Class R Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Class R Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Class R Shares as of Close of Business on the Valuation Date; and (v) the number of Acquiring Fund Institutional Class Shares, determined by dividing the net asset value per share of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date by the net asset value per share of Acquiring Fund Institutional Class Shares as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of Acquired Fund Institutional Class Shares as of Close of Business on the Valuation Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

      (c) As soon as practicable following the Closing, the Trust shall dissolve the Acquired Fund and distribute pro rata to the Acquired Fund's shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Fund received by the Acquired Fund pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Fund of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Acquired Fund as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Fund shall be carried to the third decimal place. Unless requested, no certificates representing shares of beneficial interest of the Acquiring Fund will be issued to shareholders of the Acquired Fund Shares irrespective of whether such shareholders hold their shares in certificated form.

      (d) At the Closing, each outstanding certificate that, prior to Closing, represented shares of beneficial interest of the [Target] Fund, shall be cancelled and shall no longer be evidence ownership; provided, however, that the shareholders of the [Target] Fund holding such certificates shall be entitled to surrender such certificates to the transfer agent for the Trust and request in exchange therefor a certificate or certificates representing the number of whole shares of beneficial interest of the class of [Surviving] Fund shares into which the corresponding shares of beneficial interest of the [Target] Fund theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for fractional shares of beneficial interest of the [Surviving] Fund shall not be issued, but such fractional shares shall continue to be carried by the Trust in book entry form for the account of such shareholder.

  (e) At the Closing, each shareholder of record of the Acquired Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(e) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Acquired Fund that such person had on such Distribution Record Date.

   2. VALUATION

      (a) The value of the Acquired Fund's Net Assets to be acquired by the Acquiring Fund hereunder shall be computed as of Close of Business on the Valuation Date using the valuation procedures set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

      (b) The net asset value of a share of beneficial interest of the Acquiring Fund Class A Shares, Acquiring Fund Class B Shares, Acquiring Fund Class C Shares, Acquiring Fund Class R Shares and Acquiring Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the valuation procedures set forth in the Acquiring Fund's currently effective prospectus and statement of additional information.

      (c) The net asset value of a share of beneficial interest of the Acquired Fund Class A Shares, Acquired Fund Class B Shares, Acquired Fund Class C Shares, Acquired Fund Class R Shares and Acquired Fund Institutional Class Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date, using the valuation procedures as set forth in the Acquired Fund's currently effective prospectus and statement of additional information.

   3. CLOSING AND VALUATION DATE

      The Valuation Date shall be ___________, 2005, or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, 2005 Market Street, Philadelphia, Pennsylvania 19103 at approximately 9:00 a.m.

Eastern time on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Acquired Fund to be transferred to the Acquiring Fund's Custodian, JPMorgan Chase Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of its Acquired Fund Shares, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Fund to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

   4. NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE ACQUIRED FUND

      The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

      (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Acquired Fund, with no par value. Each outstanding share of the Acquired Fund is validly issued, fully paid, non-assessable and has full voting rights and, except for any such shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable.

      (b) The financial statements appearing in the Acquired Fund's Annual Report to Shareholders for the fiscal year ended _______________, audited by Ernst & Young, LLP, and any unaudited financial statements, fairly present the financial position of the Acquired Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

      (c) The books and records of the Acquired Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquired Fund.

      (d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Acquired Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

      (e) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (f) The Trust has elected to treat the Acquired Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), the Acquired Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

   5. NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE ACQUIRING FUND

      The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

      (a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Fund. Each outstanding share of the Acquiring Fund is fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable. The shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, freely transferable and have full voting rights.

      (b) At the Closing, each class of shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Acquired Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

      (c) The statement of assets and liabilities of the Acquiring Fund to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Fund to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Fund and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (e) The books and records of the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Fund.

      (f) The Trust has elected to treat the Acquiring Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Code, the Acquiring Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing.

   6. NECESSARY FINDINGS OF FACT BY THE TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND

      The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

      (a) The Trust is a business trust created under the laws of the Commonwealth of Massachusetts on ____________, and is validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Trust, of which the Acquired Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial cap(b) The Trust has the necessary power and authority to conduct its business and the business of the Acquired Fund and Acquiring Fund as such businesses are now being conducted.

      (b) The Trust is not a party to or obligated under any provision of its Plan and Declaration of Trust, By-Laws, or any material contract or any other material commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

      (c) The Trust has full power and authority to enter into and perform its obligations under this Plan, subject to approval of the Reorganization by the Acquired Fund's shareholders. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, executed and delivered by it, and this Plan constitutes its legal, valid and binding obligation enforceable against it in accordance with its terms, subject as to enforcement to the effect of bankruptcy, insolvency, reorganization, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles.

      (d) The Trust does not have any unamortized or unpaid organizational fees or expenses.

      (e) Neither the Trust, the Acquired Fund nor Acquiring Fund is under the jurisdiction of a Court in a Title 11 or similar case within the meaning of
Section 368(a)(3)(A) of the Code.

      (f) Except as discussed in its currently effective prospectus, there are no legal, administrative or other proceedings or investigations against it, or, to its knowledge, threatened against it, that would materially affect its financial condition or its ability to consummate the transactions contemplated by this Plan. It is not charged with or, to its knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

      (g) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

      (h) It has duly and timely filed, on behalf of the Acquired Fund and Acquiring Fund, as appropriate, all Tax (as defined below) returns and reports (including information returns), which are required to be filed by the Acquired Fund or Acquiring Fund, and all such returns and reports accurately state the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Acquired Fund or Acquiring Fund. On behalf of the Acquired Fund or the Acquiring Fund, as appropriate, it has paid or made provision and properly accounted for all Taxes (as defined below) due or properly shown to be due on such returns and reports. The amounts set up as provisions for Taxes in the books and records of the Acquired Fund or Acquiring Fund, as appropriate, as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or which may be payable by the Acquired Fund or Acquiring Fund, as appropriate, for any periods or fiscal years prior to and including the Close of Business on the Valuation Date, including all Taxes imposed before or after the Close of Business on the Valuation Date that are attributable to any such period or fiscal year. No return filed by it, on behalf of the Acquired Fund or Acquiring Fund, as appropriate, is currently being audited by the Internal Revenue Service or by any state or local taxing authority. As used in this Plan, "Tax" or "Taxes" means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto. To its knowledge, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of the Acquired Fund or Acquiring Fund, as appropriate.

      (i) All information provided by the Trust for inclusion in, or transmittal with, the Combined Proxy Statement and Prospectus with respect to this Plan pursuant to which approval of the Acquired Fund shareholders will be sought, shall not contain any untrue statement of a material fact, or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

      (j) Except with respect to the approval of the Acquired Fund's shareholders of the Plan, no consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, or state securities laws or Massachusetts business trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

   7. OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRED FUND

      (a) The Trust shall operate business of the Acquired Fund as presently conducted between the date hereof and the Closing.

      (b) The Trust, on behalf of the Acquired Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Acquired Fund's shareholders.

      (c) The Trust shall file, by the Closing, all of the Acquired Fund's federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

      (d) At the Closing, the Trust shall provide:

         (1) A statement of the respective tax basis of all investments to be transferred by the Acquired Fund to the Acquiring Fund.

         (2) A copy (which may be in electronic form) of the shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with the Acquired Fund with respect to each shareholder, for all of the shareholders of record of the Acquired Fund's shares as of the Close of Business on the Valuation Date, who are to become holders of the Acquiring Fund as a result of the transfer of assets that is the subject of this Plan, certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

      (e) The Board of Trustees of the Trust shall call and the Trust shall hold, a Special Meeting of the Acquired Fund's shareholders to consider and vote upon this Plan (the "Special Meeting") and the Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. The Trust shall mail to each shareholder of record entitled to vote at the Special Meeting at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a Combined Proxy Statement and Prospectus that complies in all material respects with the applicable provisions of Section 14(a) of the 1934 Act, and Section 20(a) of the 1940 Act, and the rules and regulations promulgated thereunder.

      (f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(e) of this Plan in conformity with the requirements described in such Section.

   8. OBLIGATIONS OF THE TRUST ON BEHALF OF THE ACQUIRING FUND

      (a) The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Acquired Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof.

      (b) The Trust shall operate the business of the Acquiring Fund as presently conducted between the date hereof and the Closing.

      (c) The Trust shall file, by the Closing, all of the Acquiring Fund's federal and other tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

      (d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

      (e) The Trust will file with the U.S. Securities and Exchange Commission (the "Commission") a Registration Statement on Form N-14 under the 1933 Act ("Registration Statement"), relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and will use its best efforts to provide that such Registration Statement becomes effective as promptly as practicable. At the time such Registration Statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Acquired Fund's shareholders' meeting, and at the Closing, the prospectus and statement of additional information included in the Registration Statement will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

   9. CONDITIONS PRECEDENT TO BE FULFILLED BY THE TRUST ON BEHALF OF THE ACQUIRED FUND AND THE ACQUIRING FUND

      The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

      (a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

      (b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust's Board of Trustees, certified by the Secretary or equivalent officer.

      (c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust or would prohibit the transactions contemplated hereby.

      (d) That this Plan and the Reorganization and the transactions contemplated hereby shall have been approved by the appropriate action of the shareholders of the Acquired Fund at an annual or special meeting or any adjournment thereof.

      (e) That the Acquired Fund shall have declared a distribution or distributions prior to the Valuation Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to the Close of Business on the Valuation Date, and (ii) any undistributed ordinary income and capital gain net income from any prior period. Capital gain net income has the meaning given such term by Section 1222(g) of the Code.

      (f) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Acquired Fund or the Acquiring Fund.

      (g) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP ("SRSY") to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

         (1) The acquisition by the Acquiring Fund of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the Acquiring Fund shares to be issued pursuant to
     Section 1 hereof, followed by the distribution by the Acquired Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of
     Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to the reorganization" within the meaning of
     Section 368(b) of the Code;

         (2) No gain or loss will be recognized by the Acquired Fund upon the transfer of substantially all of its assets to and the assumption of the liabilities by the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 361(a) and Section 357(a) of the Code;

         (3) No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets and the assumption of the liabilities of the Acquired Fund in exchange solely for the voting shares of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 1032(a) of the Code;

         (4) No gain or loss will be recognized by the Acquired Fund upon the distribution of the Acquiring Fund shares to the Acquired Fund shareholders in accordance with Section 1 hereof in liquidation of the Acquired Fund under Section 361(c)(1) of the Code;

         (5) The basis of the assets of the Acquired Fund received by the Acquiring Fund will be the same as the basis of such assets to the Acquired Fund immediately prior to the exchange under Section 362(b) of the Code;

         (6) The holding period of the assets of the Acquired Fund received by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund under Section 1223(2) of the Code;

         (7) No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares in the Acquired Fund for the voting shares (including fractional shares to which they may be entitled) of the Acquiring Fund (to be issued in accordance with Section 1 hereof) under Section 354(a) of the Code;

         (8) The basis of the Acquiring Fund shares received by the Acquired Fund shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will be the same as the basis of the shares of the Acquired Fund exchanged therefor under Section 358(a)(1) of the Code;

         (9) The holding period of the Acquiring Fund's shares received by the Acquired Fund's shareholders in accordance with Section 1 hereof (including fractional shares to which they may be entitled) will include the holding period of the Acquired Fund's shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset on the date of the Reorganization under Section 1223(l) of the Code; and

        (10) The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Department of the Treasury (the "Treasury Regulations")) the items of the Acquired Fund described in
     Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code, and the Treasury Regulations.

      (h) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor's rights and to general equity principles:

         (1) The Trust was created as a statutory trust under the laws of the Commonwealth of Massachusetts on ____________, and is validly existing and in good standing under the laws of the Commonwealth of Massachussetts;

         (2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

         (3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Trust, the Acquired Fund and Acquiring Fund;

         (4) Assuming that the initial shares of beneficial interest of the Acquired Fund were issued in accordance with the 1940 Act, and the Plan and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Acquired Fund were sold, issued and paid for in accordance with the terms of the Acquired Fund prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

         (5) Assuming that the initial shares of beneficial interest of the Acquiring Fund were issued in accordance with the 1940 Act and the Trust's Plan and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Fund were sold, issued and paid for in accordance with the terms of the Acquiring Fund's prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid, non-assessable and has full voting rights and, except for any shares sold pursuant to the private offering exemption for purposes of raising initial capital, is freely transferable;

         (6) Except as disclosed in each of the Acquired Fund's and Acquiring Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Acquired Fund or the Acquiring Fund;

         (7) The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel's knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof;

         (8) To such counsel's knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Massachusetts laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws);

         (9) Neither the execution, delivery nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound; and

        (10) This Plan has been validly authorized, executed and delivered by the Trust and represents the legal, valid and binding obligation of the Trust and is enforceable against the Trust in accordance with its terms.

      In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

      (j) That the Trust's Registration Statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Acquired Fund's shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

      (k) That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Acquired Fund shareholder.

      (l) That at the Closing, the Trust, on behalf of the Acquired Fund, transfers to the Acquiring Fund aggregate Net Assets of the Acquired Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Acquired Fund at the Close of Business on the Valuation Date.

  10.  FEES AND EXPENSES; OTHER PLANS

       (a)The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne one-third by the Acquired Fund, one-third by Acquiring Fund, and one-third by Delaware Management Company, a series of Delaware Management Business Trust and investment manager of Acquiring Fund and the Acquired Fund.

       (b) Any other provision of this Plan to the contrary notwithstanding, any liability of the Trust under this Plan with respect to any series of the Trust, or in connection with the transactions contemplated herein with respect to any series of the Trust, shall be discharged only out of the assets of that series of the Trust, and no other series of the Trust shall be liable with respect thereto.

  11.  TERMINATION; WAIVER; ORDER

       (a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing.

       (b) If the transactions contemplated by this Plan have not been consummated by December 31, 2005, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

       (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

       (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

       (e) The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

       (f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Acquired Fund, unless such further vote is required by applicable law.

  12.  LIABILITY OF THE TRUST

       The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Acquired Fund and Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Acquired
Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

  13.  FINAL TAX RETURNS AND FORMS 1099 OF THE ACQUIRED FUND

       (a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Acquired Fund's final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

       (b) Notwithstanding the provisions of Section 1 hereof, any expenses incurred by the Trust or the Acquired Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Acquired Fund to the extent such expenses have been or should have been accrued by the Acquired Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Delaware Management Company, a series of Delaware Management Business Trust at the time such Tax returns and Forms 1099 are prepared.

  14.  ENTIRE AGREEMENT AND AMENDMENTS

       This Plan embodies the entire Plan of Reorganization by the Trust on behalf of the Acquired Fund and Acquiring Fund and there are no agreements, understandings, restrictions, or warranties regarding the Reorganization other than those set forth herein or herein provided for. This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust. Neither this Plan nor any interest herein may be assigned without the prior written consent of the Trust.

  15.  GOVERNING LAW

       This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

  16.  EFFECT OF FACSIMILE SIGNATURE

       A facsimile signature of an authorized officer of Trust on this Plan and/or any transfer document contemplated hereunder shall have the same effect as if executed in the original by such officer.

       THE TRUST HAS ADOPTED THIS PLAN OF REORGANIZATION AND IT SHALL BE DEEMED EFFECTIVE, ALL AS OF THE DAY AND YEAR FIRST-ABOVE WRITTEN.

                             VOYAGEUR INVESTMENT TRUST, ON BEHALF OF THE
                             DELAWARE TAX-FREE FLORIDA FUND AND THE
                             DELAWARE TAX-FREE FLORIDA INSURED FUND

                             By:____________________________________

                             Title:_________________________________

                                                                      EXHIBIT C

                        EXECUTIVE OFFICERS OF THE TRUSTS

  JOSEPH H. HASTINGS (AGE 55) Executive Vice President/Interim Chief Financial Officer/Treasurer/Controller of the Trusts and of the other investment companies within Delaware Investments, and of Delaware Management Holdings, Inc., DMH Corp., Delaware Investments U.S., Inc., DIAL Holding Company, Inc., Delaware Management Company, Inc., Delaware Management Business Trust, Delaware Management Company, Delaware Lincoln Cash Management, Delaware Lincoln Investment Advisers and Delaware Capital Management (each a series of Delaware Management Business Trust), Delaware Service Company, Inc., Lincoln National Investment Companies, Inc., LNC Administrative Services Corporation and Delaware General Management, Inc.; Executive Vice President/Chief Financial Officer/Treasurer/Director of Delaware Management Trust Company; Executive Vice President/Chief Financial Officer of Retirement Financial Services, Inc.; Executive Vice President/Interim Chief Financial Officer/ Controller of Delaware Investment Advisers (a series of Delaware Management Business Trust); Executive Vice President/Interim Chief Financial Officer of Delaware International Holdings Ltd.; and Executive Vice President of Delaware Distributors, Inc. and Delaware Distributors, L.P. During the past five years, Mr. Hastings has served in various executive capacities at different times within Delaware Investments.

  RICHELLE S. MAESTRO (AGE 47) Executive Vice President/General Counsel/ Secretary of the Trusts and of the other investment companies within Delaware Investments, and of Delaware Management Company, Inc., Delaware Investment Advisers, Delaware Lincoln Cash Management, and Delaware Capital Management (each a series of Delaware Management Business Trust); Executive Vice President/General Counsel/Secretary and Director/Trustee of Delaware Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Retirement Financial Services, Inc., Lincoln National Investment Companies, Inc., and LNC Administrative Services Corporation; Executive President/Deputy General Counsel/Director of Delaware International Holdings Ltd.; Senior Vice President/General Counsel/Secretary and Director/Trustee of Delaware Management Business Trust and Delaware Distributors, L.P.; Senior Vice President/General Counsel/Secretary of Delaware Management Trust Company; and Vice President/General Counsel of Lincoln National Convertible Securities Fund, Inc. and Lincoln National Income Fund, Inc. During the past five years, Ms. Maestro has served in various executive capacities at different times within Delaware Investments.

  MICHAEL P. BISHOF (AGE 42) Senior Vice President/Investment Accounting of the Trusts and of the other investment companies within Delaware Investments, and of Delaware Management Company and Delaware Capital Management (each a series of Delaware Management Business Trust) and Delaware Distributors, L.P.; Senior Vice President/Treasurer/Investment Accounting of Delaware Investment Advisers (a series of Delaware Management Business Trust); Senior Vice President/ Manager of Investment Accounting of Delaware International Advisers Ltd.; and Chief Financial Officer of Lincoln National Convertible Securities Fund, Inc. and Lincoln National Income Fund, Inc. During the past five years, Mr. Bishof has served in various executive capacities at different times within Delaware Investments.

                                                                      EXHIBIT D

                 FORM OF AGREEMENT AND PLAN OF REDOMESTICATION
                       BETWEEN VOYAGEUR INVESTMENT TRUST
                    AND DELAWARE INVESTMENTS MUNICIPAL TRUST

  This Agreement and Plan of Reorganization ("AGREEMENT") is made as of this ___ day of ___________, 2005 by and between DELAWARE INVESTMENTS MUNICIPAL TRUST, a Delaware statutory trust (the "DELAWARE TRUST"), and VOYAGEUR INVESTMENT TRUST, a Massachusetts business trust (the "MASSACHUSETTS TRUST") (the Delaware Trust and the Massachusetts Trusts are hereinafter collectively referred to as the "TRUSTS").

  In consideration of the mutual promises contained herein, and intending to be legally bound, the Trusts hereto agree as follows:

1. PLAN OF REORGANIZATION.

  (a) Upon satisfaction of the conditions precedent described in Section 3 hereof, the Massachusetts Trust will convey, transfer and deliver to the Delaware Trust at the closing provided for in Section 2 hereof (hereinafter referred to as the "CLOSING") all of the then-existing assets allocated to each of the Massachusetts Trust's five series of shares to the corresponding series of shares of the Delaware Trust. In consideration thereof, the Delaware Trust agrees at the Closing to: (i) assume and pay when due, to the extent that there exist Massachusetts Trust obligations and liabilities on or after the Effective Date of the Reorganization (as defined in Section 2 hereof), all of such obligations and liabilities, whether absolute, accrued, contingent or otherwise, including all fees and expenses in connection with this Agreement, which fees and expenses shall, in turn, include, without limitation, costs of legal advice, accounting, printing, mailing, proxy solicitation and transfer taxes, if any, such obligations and liabilities allocated to each class of shares of each series of the Massachusetts Trust to become the obligations and liabilities of the corresponding class of shares and series of the Delaware Trust; (ii) adopt as its own the Massachusetts Trust's Notification of Registration on Form N-8A ("FORM N-8A") for purposes of the Investment Company Act of 1940, as amended ("1940 ACT"); (iii) file with the U.S. Securities and Exchange Commission (the "COMMISSION") an amendment to such Form N-8A pursuant to Section 8(a) of the 1940 Act; and (iv) deliver, in accordance with paragraph (b) of this Section 1, full and fractional shares of beneficial interest, without par value, of the Delaware Trust of each class of shares of the five separate series of the Delaware Trust denominated as Delaware Tax-Free California Insured Fund, Delaware Tax-Free Florida Fund, Delaware Tax-Free Florida Insured Fund, Delaware Tax-Free Missouri Insured Fund and Delaware Tax-Free Oregon Insured Fund (hereinafter individually and collectively referred to as "SERIES OF THE DELAWARE TRUST"), equal in number to the number of full and fractional shares of beneficial interest, without par value, of the corresponding class of shares of the Massachusetts Trust's five separate series bearing substantially the same name and class structure as the corresponding Series of the Delaware Trust (hereinafter individually and collectively referred to as "SERIES OF THE MASSACHUSETTS TRUST") outstanding immediately prior to the Effective Date of the Reorganization. The reorganization contemplated hereby is intended to qualify as a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended ("CODE"). The Massachusetts Trust shall distribute to the shareholders of each class of shares of each Series of the Massachusetts Trust the shares of the corresponding class of shares and Series of the Delaware Trust in accordance with this Agreement and the resolutions of the Massachusetts Trust's Board Trustees authorizing the transactions contemplated by this Agreement.

  (b) In order to effect the delivery of the shares of the Series of the Delaware Trust described in Section 1(a)(iv) hereof, the Delaware Trust will establish an open account for each shareholder of each class of shares of each Series of the Massachusetts Trust and, on the Effective Date of the Reorganization, will credit to such account full and fractional shares of beneficial interest, without par value, of the corresponding class of shares and Series of the Delaware Trust equal to the number of full and fractional shares of beneficial interest such shareholder holds in that corresponding class of shares and Series of the Massachusetts Trust at the close of regular trading on the New York Stock Exchange, Inc. ("NYSE") on the business day immediately preceding the Effective Date of the Reorganization. Fractional shares of each Series of the Delaware Trust will be carried to the third decimal place. At the close of regular trading on the NYSE on the business day immediately preceding the Effective Date of the Reorganization, the net asset value per share of each class of shares of each Series of the Delaware Trust shall be deemed to be the same as the net asset value per share of the corresponding class of shares and Series of the Massachusetts Trust. On the Effective Date of the Reorganization, each certificate representing shares of the Series of the Massachusetts Trust will be deemed to represent the same number and the corresponding class of shares and Series of the Delaware Trust. Simultaneously with the crediting of shares of the corresponding class and Series of the Delaware Trust to the shareholders of record of the Series of the Massachusetts Trust, the shares of the Series of the Massachusetts Trust held by such shareholders shall be cancelled. Shareholders of each Series of the Massachusetts Trust will have the right to deliver their share certificates of that Series of the Massachusetts Trust in exchange for share certificates of shares of the corresponding class and

Series of the Delaware Trust. However, a shareholder need not deliver such certificates to the Delaware Trust unless the shareholder so desires.

  (c) As soon as practicable after the Effective Date of the Reorganization, the Massachusetts Trust shall take all necessary actions to effect a complete dissolution of the Massachusetts Trust under Massachusetts law.

  (d) The expenses of entering into and carrying out this Agreement will be borne by the Massachusetts Trust.

2. CLOSING AND EFFECTIVE DATE OF THE REORGANIZATION.

  The Closing shall consist of: (i) the conveyance, transfer and delivery of the Massachusetts Trust's assets to the Delaware Trust, in exchange for the assumption and payment, when due, by the Delaware Trust of the Massachusetts Trust's obligations and liabilities; (ii) the adoption by the Delaware Trust as its own of the Massachusetts Trust's Form N-8A for purposes of the 1940 Act; (iii) the filing with the Commission of an amendment to such Form N-8A pursuant to Section 8(a) of the 1940 Act containing such amendments to the Form N-8A as are determined by the Delaware Trust's Board of Trustees to be necessary and appropriate as a result of the transactions contemplated by this Agreement; and (iv) the issuance and delivery of the Delaware Trust's shares, all in accordance with Section 1 hereof, together with related acts necessary to consummate such transactions. The Closing shall occur either on (a) the business day immediately following the later of the receipt of all necessary regulatory approvals and the final adjournment of the meeting of shareholders of the Massachusetts Trust at which this Agreement is considered and approved, or (b) such later date as the Trusts may mutually agree ("EFFECTIVE DATE OF THE REORGANIZATION").

3. CONDITIONS PRECEDENT.

  The obligations of the Massachusetts Trust and the Delaware Trust to effectuate the transactions hereunder shall be subject to the satisfaction of each of the following conditions:

  (a) Such authority and orders from the Commission and state securities commissions as may be necessary to permit the Trusts to carry out the transactions contemplated by this Agreement shall have been received;

  (b) (i) One or more post-effective amendments to the Massachusetts Trust's Registration Statement on Form N-1A ("REGISTRATION STATEMENT") under the Securities Act of 1933, as amended, and the 1940 Act, containing such amendments to such Registration Statement as are determined under the supervision of the Massachusetts Trust's Board of Trustees to be necessary and appropriate as a result of this Agreement, shall have been filed with the Commission; (ii) the Delaware Trust shall have adopted as its own such Registration Statement, as so amended; and (iii) the most recent post-effective amendment or amendments to the Massachusetts Trust's Registration Statement shall have become effective, and no stop order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the Commission (other than any such stop order, proceeding or threatened proceeding which shall have been withdrawn or terminated);

  (c) Each party shall have received an opinion of Stradley Ronon Stevens & Young, LLP ("SRS&Y"), to the effect that, assuming the reorganization contemplated hereby is carried out in accordance with this Agreement, the laws of the State of Delaware and the Commonwealth of Massachusetts, and in accordance with customary representations provided by the Trusts in a certificate or certificates delivered to SRS&Y, the reorganization contemplated by this Agreement qualifies as a "reorganization" under Section 368 of the Code, and thus will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Massachusetts Trust, the Delaware Trust or the shareholders of the Massachusetts Trust or the Delaware Trust;

  (d) The Massachusetts Trust shall have received an opinion of SRS&Y, dated the Effective Date of the Reorganization, addressed to and in form and substance reasonably satisfactory to the Massachusetts Trust, to the effect that: (i) the Delaware Trust is a statutory trust duly formed and in good standing under the laws of the State of Delaware; (ii) this Agreement and the transactions contemplated thereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite trust action of the Delaware Trust and this Agreement has been duly executed and delivered by the Delaware Trust and is a legal, valid and binding agreement of the Delaware Trust; and (iii) the shares of the Delaware Trust to be issued in the reorganization have been duly authorized and, upon issuance thereof in accordance with this Agreement, will have been validly issued and fully paid and will be nonassessable by the Delaware Trust;

  (e) The Delaware Trust shall have received the opinion of SRS&Y, dated the Effective Date of the Reorganization, addressed to and in form and substance reasonably satisfactory to the Delaware Trust, to the effect that: (i) the Massachusetts Trust is validly existing and in good standing under the laws of the Commonwealth of Massachusetts; (ii) the Massachusetts Trust is an open-end investment company of the management type registered under the 1940 Act; and (iii) this Agreement and the transactions contemplated hereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite trust action of the Massachusetts Trust and this Agreement has been duly executed and delivered by the Massachusetts Trust and is a legal, valid and binding agreement of the Massachusetts Trust;

  (f) The shares of each Series of the Delaware Trust to be delivered under this Agreement shall be eligible for sale with each state commission, agency or jurisdiction with which such eligibility is required in order to permit shares of each Series of the Delaware Trust lawfully to be delivered to each shareholder of the corresponding Series of the Massachusetts Trust on the Effective Date of the Reorganization;

  (g) This Agreement and the transactions contemplated hereby shall have been duly approved by the appropriate action of the Massachusetts Trust's Board of Trustees and the shareholders of each Series of the Massachusetts Trust;

  (h) The shareholders of each Series of the Massachusetts Trust shall have approved the transactions contemplated by this Agreement, which approval is deemed to be approval to direct the Massachusetts Trust to vote, and the Massachusetts Trust shall have voted, as sole shareholder of each Series of the Delaware Trust, to:

    (1) Elect as trustees of the Delaware Trust the following individuals:
  Thomas L. Bennett, Jude T. Driscoll, John A. Fry, Anthony D. Knerr, Lucinda
  S. Landreth, Ann R. Leven, Thomas F. Madison, Janet L. Yeomans and J. Richard Zecher; and

    (2) Approve an Investment Management Agreement between DMC and the Delaware Trust on behalf of each Series of the Delaware Trust, which is substantially identical to the then-current Investment Management Agreement between DMC and the Massachusetts Trust on behalf of each Series of the Massachusetts Trust;

  (i) The Delaware Trust's Board of Trustees shall have duly adopted and approved this Agreement and the transactions contemplated hereby and shall have taken the following actions by unanimous consent or, where required, at a meeting duly called for such purposes:

    (1) Approval of the Investment Management Agreement described in paragraph
  (h)(2) of this Section 3 on behalf of each Series of the Delaware Trust;

    (2) Approval of a Distribution Agreement between Delaware Distributors, L.P. and the Delaware Trust on behalf of each Series of the Delaware Trust;

    (3) Approval of Second Amended and Restated Financial Intermediary Distribution Agreement dated August 21, 2003 between Delaware Distributors, L.P. and Lincoln Financial Distributors, Inc. on behalf of the Delaware Trust;

    (4) Approval of a Form of Dealer Agreement between Delaware Distributors, L.P. and securities dealers, dated January 2001, as amended, on behalf of each Series of the Delaware Trust;

    (5) Approval and adoption pursuant to Rule 18f-3 under the 1940 Act of a Multiple Class Plan for the Delaware Trust on behalf of its Series of the Delaware Trust for Class A, Class B, and Class C shares;

    (6) Approval, creation and designation of Class A, Class B and Class C, shares for the Series of the Delaware Trust;

    (7) Approval and adoption pursuant to Rule 12b-1 under the 1940 Act of a Class A Distribution Plan, Class B Distribution Plan and Class C Distribution Plan for Series of the Delaware Trust;

    (8) Approval of a Shareholder Services Agreement between Delaware Service Company, Inc. and the Delaware Trust, on behalf of each Series of the Delaware Trust;

    (9) Approval of a Fund Accounting Agreement between Delaware Service Company, Inc. and the Delaware Trust;

    (10) Approval of the assignment to the Delaware Trust of the Massachusetts Trust's (i) Amended and Restated Mutual Fund Custody and Services Agreement dated May 16, 2002, as amended on November 28, 2003, between Mellon Bank, N.A. and the Massachusetts Trust;

    (11) Selection of Ernst & Young LLP as the Delaware Trust's independent registered public accounting firm for the fiscal year ending August 31, 2005;

    (12) Authorization of the issuance by the Delaware Trust, prior to the Effective Date of the Reorganization, of one share of beneficial interest of each class of each Series of the Delaware Trust to the Massachusetts Trust in consideration for the payment of $1.00 for each such share for the purpose of enabling the Massachusetts Trust to vote on the matters referred to in paragraph (h) of this Section 3;

    (13) Submission of the matters referred to in paragraph (h) of this
  Section 3 to the Massachusetts Trust as sole shareholder of each class of each Series of the Delaware Trust; and

    (14) Authorization of the issuance and delivery by the Delaware Trust of shares of each Series of the Delaware Trust on the Effective Date of the Reorganization and the assumption by the Series of the Delaware Trust of the obligations and liabilities of the corresponding Series of the Massachusetts Trust in exchange for the assets of the corresponding Series of the Massachusetts Trust pursuant to the terms and provisions of this Agreement.

  At any time prior to the Closing, any of the foregoing conditions may be waived or amended, or any additional terms and conditions may be fixed, by the Massachusetts Trust's Board of Trustees or the Delaware Trust's Board of Trustees, if, in the judgment of such Board, such waiver, amendment, term or condition will not affect in a materially adverse way the benefits intended to be accorded to its shareholders under this Agreement.

4. DISSOLUTION OF THE MASSACHUSETTS TRUST.

  Promptly following the consummation of the distribution of the shares of each Series of the Delaware Trust to holders of the shares of the corresponding class and Series of the Massachusetts Trust under this Agreement, the officers of the Massachusetts Trust shall take all steps necessary under Massachusetts law to dissolve its trust status, including publication of any necessary notices to creditors, receipt of any necessary pre-dissolution clearances from the Commonwealth of Massachusetts, and filing a Termination of Trust with the Office of the Secretary of State of the Commonwealth of Massachusetts.

5. TERMINATION.

  The Massachusetts Trust's Board of Trustees may terminate this Agreement and abandon the reorganization contemplated hereby, notwithstanding approval thereof by the shareholders of the Series of the Massachusetts Trust, at any time prior to the Effective Date of the Reorganization if, in the judgment of such Board, the facts and circumstances make proceeding with this Agreement inadvisable.

6. ENTIRE AGREEMENT.

  This Agreement embodies the entire agreement between the Trusts and there are no agreements, understandings, restrictions or warranties among the Trusts other than those set forth herein or herein provided for.

7. FURTHER ASSURANCES.

  The Massachusetts Trust and the Delaware Trust shall take such further action as may be necessary or desirable and proper to consummate the transactions contemplated hereby.

8. COUNTERPARTS.

  This Agreement may be executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.

9. GOVERNING LAW.

  This Agreement and the transactions contemplated hereby shall be governed by and construed and enforced in accordance with the laws of the State of Delaware.

              THE REMAINDER OF THIS PAGE INTENTIONALLY LEFT BLANK.

  IN WITNESS WHEREOF, the Delaware Trust and the Massachusetts Trust have each caused this Agreement and Plan of Reorganization to be executed on its behalf by a Vice President and attested by its Secretary or an Assistant Secretary, all as of the day and year first-above written.

                                         VOYAGEUR INVESTMENT TRUST
                                           (a Massachusetts business trust)


Attest: ____________________________     By: ____________________________
Name:                                    Name:
Title:                                   Title:



                                         DELAWARE INVESTMENTS MUNICIPAL TRUST
                                           (a Delaware statutory trust)

Attest: ____________________________     By: ____________________________
Name:                                    Name:
Title:                                   Title:

                                                                      EXHIBIT E

               A COMPARISON OF GOVERNING DOCUMENTS AND STATE LAW

                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
GOVERNING              A DELAWARE STATUTORY TRUST (A "DST") IS FORMED BY      A MASSACHUSETTS BUSINESS TRUST (AN "MBT") IS
DOCUMENTS/             A GOVERNING INSTRUMENT AND THE FILING OF A             CREATED BY FILING A DECLARATION OF TRUST WITH THE
GOVERNING BODY         CERTIFICATE OF TRUST WITH THE DELAWARE SECRETARY       SECRETARY OF THE COMMONWEALTH OF MASSACHUSETTS AND
                       OF STATE. THE DELAWARE LAW GOVERNING A DST IS          WITH THE CLERK OF EVERY CITY OR TOWN IN
                       REFERRED TO IN THIS COMPARISON AS THE "DELAWARE        MASSACHUSETTS WHERE THE TRUST HAS A USUAL PLACE OF
                       ACT."                                                  BUSINESS.

                       A DST IS AN UNINCORPORATED ASSOCIATION ORGANIZED       AN MBT IS AN UNINCORPORATED ASSOCIATION ORGANIZED
                       UNDER THE DELAWARE ACT WHOSE OPERATIONS ARE            UNDER THE MASSACHUSETTS STATUTE GOVERNING BUSINESS
                       GOVERNED BY ITS GOVERNING INSTRUMENT (WHICH MAY        TRUSTS (THE "MASSACHUSETTS STATUTE") AND IS
                       CONSIST OF ONE OR MORE INSTRUMENTS). ITS BUSINESS      CONSIDERED TO BE A HYBRID, HAVING CHARACTERISTICS
                       AND AFFAIRS ARE MANAGED BY OR UNDER THE DIRECTION      OF BOTH CORPORATIONS AND COMMON LAW TRUSTS. AN
                       OF ONE OR MORE TRUSTEES (REFERRED TO HEREIN AS THE     MBT'S OPERATIONS ARE GOVERNED BY A TRUST
                       "TRUSTEES" OR THE "BOARD").                            INSTRUMENT AND BY-LAWS. THE BUSINESS AND AFFAIRS
                                                                              OF AN MBT ARE MANAGED BY OR UNDER THE DIRECTION
                       IF A DST IS A REGISTERED INVESTMENT COMPANY UNDER      A BOARD OF TRUSTEES.
                       THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED
                       (THE "1940 ACT"), SUCH DST IS NOT REQUIRED TO HAVE
                       A TRUSTEE WHO IS A RESIDENT OF DELAWARE OR WHO HAS
                       A PRINCIPAL PLACE OF BUSINESS IN DELAWARE;
                       PROVIDED THAT NOTICE THAT THE DST IS SUCH A
                       REGISTERED INVESTMENT COMPANY IS SET FORTH IN THE
                       DST'S CERTIFICATE OF TRUST AND THE DST HAS A
                       REGISTERED OFFICE AND A REGISTERED AGENT FOR
                       SERVICE OF PROCESS IN DELAWARE.

                       THE GOVERNING INSTRUMENT FOR DELAWARE INVESTMENTS      THE GOVERNING INSTRUMENT FOR THE MBT, VOYAGEUR
                       MUNICIPAL TRUST (THE "DE TRUST"), A DST, IS            INVESTMENT TRUST (THE "TRUST"), IS COMPRISED OF AN
                       COMPRISED OF AN AGREEMENT AND DECLARATION OF TRUST     AMENDED AND RESTATED AGREEMENT AND DECLARATION OF
                       (THE "DE DECLARATION") AND BY-LAWS (THE "DE            TRUST (THE "MA DECLARATION") AND AMENDED AND
                       BY-LAWS"). THE DE TRUST'S GOVERNING BODY IS THE        RESTATED BY-LAWS (THE "MA BY-LAWS"). THE TRUST'S
                       BOARD.                                                 GOVERNING BODY IS A BOARD OF TRUSTEES (REFERRED TO
                                                                              HEREIN AS THE "TRUSTEES" OR "THE BOARD").
                       EACH TRUSTEE OF THE DE TRUST HOLDS OFFICE FOR THE
                       LIFETIME OF THE DE TRUST OR UNTIL SUCH TRUSTEE'S       EACH TRUSTEE SHALL SERVE DURING THE CONTINUED
                       EARLIER DEATH, RESIGNATION, HAVING BEEN DECLARED       LIFETIME OF THE TRUST UNTIL HE OR SHE DIES,
                       BANKRUPT OR INCOMPETENT BY A COURT, REMOVAL, OR,       RESIGNS OR IS REMOVED (AS DESCRIBED BELOW), OR, IF
                       IF SOONER THAN ANY SUCH EVENTS, UNTIL THE NEXT         SOONER, UNTIL THE NEXT MEETING OF SHAREHOLDERS
                       MEETING OF SHAREHOLDERS CALLED FOR THE PURPOSE OF      CALLED FOR THE PURPOSE OF ELECTING TRUSTEES AND
                       ELECTING TRUSTEES AND UNTIL THE ELECTION AND           UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER
                       QUALIFICATION OF HIS OR HER SUCCESSOR.                 SUCCESSOR.


                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
DESIGNATION OF         UNDER THE DELAWARE ACT, THE OWNERSHIP INTERESTS IN     UNDER THE MASSACHUSETTS STATUTE, THE OWNERSHIP
OWNERSHIP SHARES OR    A DST ARE DENOMINATED AS "BENEFICIAL INTERESTS"        INTERESTS IN AN MBT ARE DENOMINATED AS "BENEFICIAL
INTERESTS              AND ARE HELD BY "BENEFICIAL OWNERS." HOWEVER,          INTERESTS" AND ARE HELD BY "BENEFICIAL OWNERS."
                       THERE IS FLEXIBILITY AS TO HOW A GOVERNING             HOWEVER, THERE IS FLEXIBILITY AS TO HOW A
                       INSTRUMENT REFERS TO "BENEFICIAL INTERESTS" AND        GOVERNING INSTRUMENT REFERS TO "BENEFICIAL
                       "BENEFICIAL OWNERS" AND THE GOVERNING INSTRUMENT       INTERESTS" AND "BENEFICIAL OWNERS" AND THE
                       MAY IDENTIFY "BENEFICIAL INTERESTS" AND                GOVERNING INSTRUMENT MAY IDENTIFY "BENEFICIAL
                       "BENEFICIAL OWNERS" AS "SHARES" AND                    INTERESTS" AND "BENEFICIAL OWNERS" AS "SHARES" AND
                       "SHAREHOLDERS," RESPECTIVELY.                          "SHAREHOLDERS," RESPECTIVELY.

                       THE DE TRUST'S BENEFICIAL INTERESTS, WITHOUT PAR       THE TRUST'S BENEFICIAL INTERESTS, WITHOUT PAR
                       VALUE, ARE DESIGNATED AS "SHARES" AND ITS              VALUE, ARE DESIGNATED AS "SHARES" AND ITS
                       BENEFICIAL OWNERS ARE DESIGNATED AS                    BENEFICIAL OWNERS ARE DESIGNATED AS
                       "SHAREHOLDERS." THIS COMPARISON WILL USE THE           "SHAREHOLDERS." THIS COMPARISON WILL USE THE
                       "SHARE" AND "SHAREHOLDER" TERMINOLOGY.                 "SHARE" AND "SHAREHOLDER" TERMINOLOGY.

SERIES AND CLASSES     UNDER THE DELAWARE ACT, THE GOVERNING INSTRUMENT       THE MASSACHUSETTS STATUTE IS LARGELY SILENT AS TO
                       MAY PROVIDE FOR CLASSES, GROUPS OR SERIES OF           AN MBT'S ABILITY TO ISSUE ONE OR MORE SERIES OR
                       SHARES, SHAREHOLDERS OR TRUSTEES, HAVING SUCH          CLASSES OF BENEFICIAL INTERESTS OR ANY
                       RELATIVE RIGHTS, POWERS AND DUTIES AS SET FORTH IN     REQUIREMENTS FOR THE CREATION OF SUCH SERIES OR
                       THE GOVERNING INSTRUMENT. SUCH CLASSES, GROUPS OR      CLASSES, ALTHOUGH THE TRUST DOCUMENTS CREATING AN
                       SERIES MAY BE CREATED IN THE DST'S GOVERNING           MBT MAY PROVIDE METHODS OR AUTHORITY TO CREATE
                       INSTRUMENT OR OTHERWISE IN THE MANNER PROVIDED IN      SUCH SERIES OR CLASSES WITHOUT SEEKING SHAREHOLDER
                       THE GOVERNING INSTRUMENT. NO STATE FILING IS           APPROVAL.
                       NECESSARY AND, UNLESS REQUIRED BY THE GOVERNING
                       INSTRUMENT, SHAREHOLDER APPROVAL IS NOT NEEDED.
                       EXCEPT TO THE EXTENT OTHERWISE PROVIDED IN THE
                       GOVERNING INSTRUMENT OF A DST, WHERE THE DST IS A
                       REGISTERED INVESTMENT COMPANY UNDER THE 1940 ACT,
                       ANY CLASS, GROUP OR SERIES OF SHARES ESTABLISHED
                       BY THE GOVERNING INSTRUMENT SHALL BE A CLASS,
                       GROUP OR SERIES PREFERRED AS TO DISTRIBUTIONS OR
                       DIVIDENDS OVER ALL OTHER CLASSES, GROUPS OR SERIES
                       WITH RESPECT TO ASSETS SPECIFICALLY ALLOCATED TO
                       SUCH CLASS, GROUP OR SERIES AS CONTEMPLATED BY
                       SECTION 18 (OR ANY AMENDMENT OR SUCCESSOR
                       PROVISION) OF THE 1940 ACT AND ANY REGULATIONS
                       ISSUED THEREUNDER.

                       THE DE DECLARATION AUTHORIZES THE BOARD TO DIVIDE      THE MA DECLARATION PROVIDES THAT THE BENEFICIAL
                       THE DE TRUST'S SHARES INTO SEPARATE AND DISTINCT       INTEREST IN THE TRUST SHALL AT ALL TIMES BE
                       SERIES AND TO DIVIDE ANY SERIES INTO SEPARATE          DIVIDED INTO AN UNLIMITED NUMBER OF SHARES,
                       CLASSES OF SHARES AS PERMITTED BY THE DELAWARE         WITHOUT PAR VALUE. SUBJECT TO THE PROVISIONS OF
                       ACT. SUCH SERIES AND CLASSES WILL HAVE THE RIGHTS      THE MA DECLARATION, EACH SHARE SHALL HAVE THE
                       AND PREFERENCES SET FORTH IN THE DE DECLARATION        VOTING RIGHTS, SHALL BE ENTITLED TO RECEIVE
                       UNLESS OTHERWISE PROVIDED IN RESOLUTIONS OF THE        DIVIDENDS, WHEN AND DECLARED WITH RESPECT
                       BOARD WITH RESPECT TO SUCH SERIES OR CLASS. THE        THERETO. NO SHARES SHALL HAVE ANY PRIORITY OR
                       BOARD MAY CLASSIFY OR RECLASSIFY ANY UNISSUED          PREFERENCE OVER ANY OTHER SHARE OF THE SAME SERIES
                       SHARES OR ANY SHARES OF THE DE TRUST OR ANY SERIES     OR CLASS WITH RESPECT TO DIVIDENDS OR
                       OR CLASS, THAT WERE PREVIOUSLY ISSUED AND ARE          DISTRIBUTIONS UPON TERMINATION OF THE TRUST OR OF
                       REACQUIRED, INTO ONE OR MORE SERIES OR CLASSES         SUCH SERIES OR CLASS MADE PURSUANT TO THE MA
                       THAT MAY BE ESTABLISHED AND DESIGNATED FROM TIME       DECLARATION. THE TRUSTEES MAY FROM TIME TO TIME
                       TO TIME. THE TRUSTEES MAY FROM TIME TO TIME            DIVIDE OR COMBINE THE SHARES OF ANY PARTICULAR
                       DIVIDE OR COMBINE THE SHARES OF ANY PARTICULAR         SERIES OR CLASS INTO A GREATER OR LESSER NUMBER OF
                       SERIES INTO A GREATER OR LESSER NUMBER OF SHARES       SHARES OF THAT SERIES OR CLASS WITHOUT CHANGING
                       OF THAT SERIES SO LONG AS SUCH DIVISION OR             THE PROPORTIONATE BENEFICIAL INTEREST OF THE
                       COMBINATION DOES NOT MATERIALLY CHANGE THE             SHARES OF THAT SERIES OR CLASS IN THE ASSETS
                       PROPORTIONATE BENEFICIAL INTERESTS OF THE SHARES       BELONGING TO THAT SERIES OR CLASS OR IN ANY WAY
                       OF THAT SERIES IN THE ASSETS HELD WITH RESPECT TO      AFFECTING THE RIGHTS OF SHARES OF ANY OTHER SERIES
                       THAT SERIES OR MATERIALLY AFFECT THE RIGHTS OF         OR CLASS.
                       SHARES OF ANY OTHER SERIES.



                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       THE DE DECLARATION PROVIDES THAT THE ESTABLISHMENT     THE MA DECLARATION PROVIDES THAT THE ESTABLISHMENT
                       AND DESIGNATION OF ANY SERIES OR CLASS SHALL BE        AND DESIGNATION OF ANY SERIES OR CLASS OF SHARES,
                       EFFECTIVE, WITHOUT THE REQUIREMENT OF SHAREHOLDER      IN ADDITION TO THE SERIES ESTABLISHED AND
                       APPROVAL, UPON THE ADOPTION OF A RESOLUTION BY A       DESIGNATED IN THE MA DECLARATION, SHALL BE
                       MAJORITY OF THE THEN BOARD OF TRUSTEES, WHICH          EFFECTIVE UPON (I) THE EXECUTION BY A MAJORITY OF
                       RESOLUTION SHALL SET FORTH SUCH ESTABLISHMENT AND      THE THEN TRUSTEES OF AN INSTRUMENT SETTING FORTH
                       DESIGNATION AND MAY PROVIDE, TO THE EXTENT             SUCH ESTABLISHMENT AND DESIGNATION AND THE
                       PERMITTED BY THE DELAWARE ACT, FOR RIGHTS AND          RELATIVE RIGHTS AND PREFERENCES OF SUCH SERIES OR
                       PREFERENCES OF SUCH SERIES OR CLASS (INCLUDING         CLASS, (II) UPON THE EXECUTION OF AN INSTRUMENT IN
                       VARIATIONS IN THE RELATIVE RIGHTS AND PREFERENCES      WRITING BY AN OFFICER OF THE TRUST PURSUANT TO THE
                       AS BETWEEN THE DIFFERENT SERIES AND CLASSES)           VOTE OF A MAJORITY OF THE TRUSTEES, OR (III) AS
                       OTHERWISE THAN AS PROVIDED IN THE DE DECLARATION.      OTHERWISE PROVIDED IN SUCH INSTRUMENT. EACH
                                                                              INSTRUMENT ESTABLISHING AND DESIGNATING ANY SERIES
                       NOTWITHSTANDING ANY OTHER PROVISIONS OF THE DE         SHALL HAVE THE STATUS OF AN AMENDMENT TO THE MA
                       DECLARATION, THE BOARD HAS THE POWER TO AMEND THE      DECLARATION.
                       DE DECLARATION AT ANY TIME, IN ITS SOLE
                       DISCRETION, WITHOUT SHAREHOLDER ACTION, TO ADD,
                       DELETE OR MODIFY ANY PROVISIONS RELATING TO THE
                       SHARES; PROVIDED, THAT BEFORE ADOPTING ANY SUCH
                       AMENDMENT WITHOUT SHAREHOLDER APPROVAL, THE BOARD
                       DETERMINES THAT IT IS CONSISTENT WITH THE FAIR AND
                       EQUITABLE TREATMENT OF ALL SHAREHOLDERS AND THAT
                       SHAREHOLDER APPROVAL IS NOT OTHERWISE REQUIRED BY
                       THE 1940 ACT OR OTHER APPLICABLE LAW.

                       IF SHARES HAVE BEEN ISSUED, SHAREHOLDER APPROVAL
                       IS REQUIRED FOR ANY AMENDMENTS TO THE DE
                       DECLARATION THAT WOULD MATERIALLY ADVERSELY AFFECT
                       THE RIGHTS AND PREFERENCES OF THE SHARES OF ANY
                       SERIES OR CLASS ALREADY ISSUED; PROVIDED THAT, IF
                       THE BOARD DETERMINES THAT THE DE TRUST SHOULD NO
                       LONGER BE OPERATED AS AN INVESTMENT COMPANY UNDER
                       THE 1940 ACT, THE BOARD MAY ADOPT SUCH AMENDMENTS
                       TO THE DE DECLARATION TO DELETE THOSE TERMS THE
                       BOARD IDENTIFIES AS BEING REQUIRED BY THE 1940
                       ACT.

                       THE BOARD HAS APPROVED RESOLUTIONS THAT, TOGETHER
                       WITH THE DE DECLARATION AND THE DE BY-LAWS,
                       PROVIDE THE SHAREHOLDERS OF EACH SERIES AND CLASS
                       OF THE DE TRUST WITH RIGHTS AND PREFERENCES THAT
                       ARE SIMILAR IN MANY RESPECTS TO THOSE OF THE
                       SHAREHOLDERS OF THE CORRESPONDING SERIES AND CLASS
                       OF THE TRUST.


                                      Delaware Statutory Trust                           Massachusetts Business Trust
                       -----------------------------------------------------  --------------------------------------------------
                       Assets and Liabilities                                 Assets and Liabilities
                       THE DE DECLARATION ALSO PROVIDES THAT EACH SERIES      THE MA DECLARATION PROVIDES THAT ALL CONSIDERATION
                       OF THE DE TRUST SHALL BE SEPARATE AND DISTINCT         RECEIVED BY THE TRUST FOR THE ISSUE OR SALE OF
                       FROM ANY OTHER SERIES OF THE DE TRUST, AND EACH        SHARES OF A PARTICULAR SERIES OR ANY CLASSES
                       CLASS OF A SERIES SHALL BE SEPARATE AND DISTINCT       THEREOF, TOGETHER WITH ALL ASSETS IN WHICH SUCH
                       FROM ANY OTHER CLASS OF THE SERIES. THE DE TRUST       CONSIDERATION IS INVESTED OR REINVESTED, ALL
                       SHALL MAINTAIN SEPARATE AND DISTINCT RECORDS ON        INCOME, EARNINGS, PROFITS AND PROCEEDS THEREOF,
                       THE BOOKS OF THE DE TRUST FOR EACH SERIES. THE DE      FROM WHATEVER SOURCE DERIVED, INCLUDING, WITHOUT
                       TRUST SHALL HOLD AND ACCOUNT FOR THE ASSETS AND        LIMITATION, ANY PROCEEDS DERIVED FROM THE SALE,
                       LIABILITIES BELONGING TO ANY SUCH SERIES               EXCHANGE OR LIQUIDATION OF SUCH ASSETS, AND ANY
                       SEPARATELY FROM THE ASSETS AND LIABILITIES OF THE      FUNDS OR PAYMENTS DERIVED FROM ANY REINVESTMENT OF
                       DE TRUST OR ANY OTHER SERIES.                          SUCH PROCEEDS IN WHATEVER FORM THE SAME MAY BE,
                                                                              SHALL BE HELD BY THE TRUSTEES IN TRUST FOR THE
                       ALL CONSIDERATION RECEIVED ON SALE OF SHARES OF A      BENEFIT OF THE HOLDERS OF SHARES OF THAT SERIES OR
                       PARTICULAR SERIES, TOGETHER WITH ALL ASSETS IN         CLASS THEREOF, AND SHALL IRREVOCABLY BELONG TO
                       WHICH SUCH CONSIDERATION IS INVESTED OR                THAT SERIES (AND BE ALLOCABLE TO ANY CLASSES
                       REINVESTED, ALL INCOME, EARNINGS, PROFITS, AND         THEREOF) FOR ALL PURPOSES, SUBJECT ONLY TO THE
                       PROCEEDS SHALL IRREVOCABLY BE HELD WITH RESPECT TO     RIGHTS OF CREDITORS, AND SHALL BE SO RECORDED UPON
                       THAT SERIES FOR ALL PURPOSES, SUBJECT ONLY TO THE      THE BOOKS OF ACCOUNT OF THE TRUST. SUCH
                       RIGHTS OF CREDITORS WITH RESPECT TO THAT SERIES,       CONSIDERATION, ASSETS, INCOME, EARNINGS, PROFITS
                       AND SHALL BE SO RECORDED UPON THE BOOKS OF ACCOUNT     AND PROCEEDS, INCLUDING ANY PROCEEDS DERIVED FROM
                       OF THE TRUST. SUCH CONSIDERATION, ASSETS, INCOME,      THE SALE, EXCHANGE OR LIQUIDATION OF SUCH ASSETS,
                       EARNINGS, PROFITS AND PROCEEDS, IN WHATEVER FORM       AND ANY FUNDS OR PAYMENTS DERIVED FROM ANY
                       THE SAME MAY BE, ARE REFERRED TO AS "ASSETS HELD       REINVESTMENT OF SUCH PROCEEDS, IN WHATEVER FORM
                       WITH RESPECT TO" THAT SERIES.                          THE SAME MAY BE, ARE REFERRED TO IN THE MA
                                                                              DECLARATION AND HEREIN AS "ASSETS BELONGING TO"
                       THE ASSETS HELD WITH RESPECT TO EACH PARTICULAR        THAT SERIES (AND ALLOCABLE TO ANY CLASSES
                       SERIES SHALL BE CHARGED AGAINST THE LIABILITIES OF     THEREOF). IN THE EVENT THAT THERE ARE ANY ASSETS,
                       THE DE TRUST HELD WITH RESPECT TO THAT SERIES AND      INCOME, EARNINGS, PROFITS, AND PROCEEDS THEREOF,
                       ALL EXPENSES, COSTS, CHARGES AND RESERVES              FUNDS, OR PAYMENTS WHICH ARE NOT READILY
                       ATTRIBUTABLE TO THAT SERIES. THE LIABILITIES,          IDENTIFIABLE AS BELONGING TO ANY PARTICULAR SERIES
                       EXPENSES, COSTS, CHARGES, AND RESERVES SO CHARGED      (COLLECTIVELY, "GENERAL ASSETS"), THE TRUSTEES
                       TO A SERIES ARE REFERRED TO AS "LIABILITIES HELD       SHALL ALLOCATE SUCH GENERAL ASSETS TO, BETWEEN OR
                       WITH RESPECT TO" THAT SERIES.                          AMONG ANY ONE OR MORE OF THE SERIES ESTABLISHED
                                                                              AND DESIGNATED FROM TIME TO TIME IN SUCH MANNER
                       THE BOARD IS AUTHORIZED TO CAUSE TO BE PAID OUT OF     AND ON SUCH BASIS AS THE TRUSTEES, IN THEIR SOLE
                       THE PRINCIPAL OR INCOME, OR PARTLY OUT OF THE          DISCRETION, DEEM FAIR AND EQUITABLE AND ANY
                       PRINCIPAL AND/OR INCOME, OF THE DE TRUST OR ANY        GENERAL ASSETS SO ALLOCATED TO A PARTICULAR SERIES
                       PARTICULAR SERIES OR CLASS, AND TO CHARGE OR           SHALL BELONG TO THAT SERIES (AND BE ALLOCABLE TO
                       ALLOCATE THE SAME TO, BETWEEN OR AMONG SUCH ONE OR     ANY CLASSES THEREOF). EACH SUCH ALLOCATION BY THE
                       MORE OF THE SERIES OR CLASSES, AS THE BOARD DEEMS      TRUSTEES SHALL BE CONCLUSIVE AND BINDING UPON THE
                       FAIR, ALL EXPENSES, FEES, CHARGES, TAXES AND           SHAREHOLDERS OF ALL SERIES (INCLUDING ANY CLASSES
                       LIABILITIES ARISING IN CONNECTION WITH THE             THEREOF) FOR ALL PURPOSES. THE ASSETS BELONGING
                       MAINTENANCE, OPERATION OR MANAGEMENT OF THE TRUST      TO EACH PARTICULAR SERIES SHALL BE CHARGED WITH
                       OR A PARTICULAR SERIES OR CLASS. IF ANY ASSETS OR      THE LIABILITIES OF THE TRUST IN RESPECT TO THAT
                       LIABILITIES ARE NOT READILY IDENTIFIABLE AS ASSETS     SERIES, AND ALL EXPENSES, COSTS, CHARGES AND
                       OR LIABILITIES HELD WITH RESPECT TO A PARTICULAR       RESERVES ATTRIBUTABLE TO THAT SERIES AND ANY
                       SERIES, THE BOARD SHALL ALLOCATE SUCH ASSETS OR        GENERAL LIABILITIES OF THE TRUST WHICH ARE NOT
                       LIABILITIES TO, BETWEEN OR AMONG ANY ONE OR MORE       READILY IDENTIFIABLE AS BELONGING TO ANY
                       OF THE SERIES IN SUCH MANNER AND ON SUCH BASIS AS      PARTICULAR SERIES SHALL BE ALLOCATED AND CHARGED
                       THE BOARD, IN ITS SOLE DISCRETION, DEEMS FAIR AND      BY THE TRUSTEES TO AND AMONG ANY ONE OR MORE OF
                       EQUITABLE. EACH SUCH ALLOCATION BY THE BOARD SHALL BE  THE SERIES ESTABLISHED AND DESIGNATED FROM TIME TO
                       CONCLUSIVE AND BINDING UPON THE SHAREHOLDERS OF        TIME IN A MANNER AND ON SUCH BASIS AS THE TRUSTEES
                       ALL SERIES FOR ALL PURPOSES.                           IN THEIR SOLE DISCRETION DEEM FAIR AND EQUITABLE.
                                                                              IN ADDITION, THE LIABILITIES IN RESPECT OF A



                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                                                                              PARTICULAR CLASS OF SHARES OF A PARTICULAR SERIES
                                                                              AND ALL EXPENSES, COSTS, CHARGES AND RESERVES
                                                                              BELONGING TO THAT CLASS OF SHARES, AND ANY GENERAL
                                                                              LIABILITIES, EXPENSES, COSTS, CHARGES OR RESERVES
                                                                              OF THAT PARTICULAR SERIES WHICH ARE NOT READILY
                                                                              IDENTIFIABLE AS BELONGING TO ANY PARTICULAR CLASS
                                                                              OF SHARES OF THAT SERIES SHALL BE ALLOCATED AND
                                                                              CHARGED BY THE TRUSTEES TO AND AMONG ANY ONE OR
                                                                              MORE OF THE CLASSES OF SHARES OF THAT SERIES,
                                                                              ESTABLISHED AND DESIGNATED FROM TIME TO TIME IN
                                                                              SUCH MANNER AND ON SUCH BASIS AS THE TRUSTEES, IN
                                                                              THEIR SOLE DISCRETION, DEEM FAIR AND EQUITABLE.
                                                                              THE LIABILITIES, EXPENSES, COSTS, CHARGES, AND
                                                                              RESERVES SO CHARGED TO A SERIES OR CLASS THEREOF
                                                                              ARE REFERRED TO AS "LIABILITIES BELONGING TO" THAT
                                                                              SERIES OR CLASS THEREOF. EACH ALLOCATION OF
                                                                              LIABILITIES, EXPENSES, COSTS, CHARGES AND RESERVES
                                                                              BY THE TRUSTEES SHALL BE CONCLUSIVE AND BINDING
                                                                              UPON THE HOLDERS OF ALL SERIES (INCLUDING ANY
                                                                              CLASSES THEREOF) FOR ALL PURPOSES. ANY CREDITOR
                                                                              OF ANY SERIES MAY LOOK ONLY TO THE ASSETS OF THAT
                                                                              SERIES TO SATISFY SUCH CREDITOR'S DEBT.

                       Dividends and Distributions                            Dividends and Distributions
                       THE DE DECLARATION PROVIDES THAT NO DIVIDEND OR        DIVIDENDS AND DISTRIBUTIONS ON SHARES OF A
                       DISTRIBUTION, INCLUDING, WITHOUT LIMITATION, ANY       PARTICULAR SERIES OR ANY CLASS THEREOF MAY BE PAID
                       DISTRIBUTION PAID UPON DISSOLUTION OF THE DE TRUST     WITH SUCH FREQUENCY AS THE TRUSTEES MAY DETERMINE,
                       OR OF ANY SERIES, NOR ANY REDEMPTION OF, THE           WHICH MAY BE DAILY OR OTHERWISE PURSUANT TO A
                       SHARES OF ANY SERIES OR CLASS OF SUCH SERIES SHALL     STANDING RESOLUTION OR RESOLUTIONS ADOPTED ONLY
                       BE EFFECTED BY THE DE TRUST OTHER THAN FROM THE        ONCE OR WITH SUCH FREQUENCY AS THE TRUSTEES MAY
                       ASSETS HELD WITH RESPECT TO SUCH SERIES, NOR,          DETERMINE, TO THE HOLDERS OF SHARES OF THAT SERIES
                       EXCEPT AS SPECIFICALLY PROVIDED IN THE DE              OR CLASS, FROM SUCH OF THE INCOME AND CAPITAL
                       DECLARATION, SHALL ANY SHAREHOLDER OF ANY              GAINS, ACCRUED OR REALIZED, FROM THE ASSETS
                       PARTICULAR SERIES OTHERWISE HAVE ANY RIGHT OR          BELONGING TO THAT SERIES, OR IN THE CASE OF A
                       CLAIM AGAINST THE ASSETS HELD WITH RESPECT TO ANY      CLASS, BELONGING TO THAT SERIES AND ALLOCABLE TO
                       OTHER SERIES OR THE DE TRUST GENERALLY, EXCEPT, IN     THAT CLASS, AS THE TRUSTEES MAY DETERMINE, AFTER
                       THE CASE OF A RIGHT OR CLAIM AGAINST THE ASSETS        PROVIDING FOR ACTUAL AND ACCRUED LIABILITIES
                       HELD WITH RESPECT TO ANY OTHER SERIES, TO THE          BELONGING TO THAT SERIES OR CLASS. ALL DIVIDENDS
                       EXTENT THAT SUCH SHAREHOLDER HAS SUCH A RIGHT OR       AND DISTRIBUTIONS ON SHARES OF A PARTICULAR SERIES
                       CLAIM UNDER THE DE DECLARATION AS A SHAREHOLDER OF     OR CLASS IN PROPORTION TO THE NUMBER OF SHARES OF
                       SUCH OTHER SERIES.                                     THAT SERIES OR CLASS HELD BY SUCH HOLDERS AT THE
                                                                              DATE AND TIME OF RECORD ESTABLISHED FOR THE
                       NO SHARE OF THE DE TRUST HAS ANY PRIORITY OR           PAYMENT OF SUCH DIVIDENDS OR DISTRIBUTIONS, EXCEPT
                       PREFERENCE OVER ANY OTHER SHARE OF THE SAME SERIES     THAT IN CONNECTION WITH ANY DIVIDEND OR
                       OR CLASS WITH RESPECT TO DIVIDENDS OR                  DISTRIBUTION PROGRAM OR PROCEDURE THE TRUSTEES MAY
                       DISTRIBUTIONS PAID IN THE ORDINARY COURSE OF           DETERMINE THAT NO DIVIDEND OR DISTRIBUTION SHALL
                       BUSINESS OR DISTRIBUTIONS UPON DISSOLUTION OF THE      BE PAYABLE ON SHARES AS TO WHICH THE SHAREHOLDER'S
                       DE TRUST OR OF SUCH SERIES OR CLASS UNDER THE DE       PURCHASE ORDER AND/OR PAYMENT HAVE NOT BEEN
                       DECLARATION. ALL DIVIDENDS AND DISTRIBUTIONS WILL      RECEIVED BY THE TIME OR TIMES ESTABLISHED BY THE
                       BE MADE RATABLY AMONG ALL SHAREHOLDERS OF A            TRUSTEES UNDER SUCH PROGRAM OR PROCEDURE. SUCH
                       PARTICULAR CLASS OF SERIES FROM THE PROPERTY OF        DIVIDENDS AND DISTRIBUTIONS MAY BE MADE IN CASH OR
                       THE DE TRUST HELD WITH RESPECT TO SUCH SERIES          SHARES OF THAT SERIES OR CLASS OR A COMBINATION
                       ACCORDING TO THE NUMBER OF SHARES OF THE CLASS OF      THEREOF AS DETERMINED BY THE TRUSTEES OR PURSUANT
                       SUCH SERIES HELD OF RECORD BY SUCH SHAREHOLDERS ON     TO ANY PROGRAM THAT THE TRUSTEES MAY HAVE IN
                       THE RECORD DATE FOR THE DIVIDEND OR DISTRIBUTION.      EFFECT AT THE TIME FOR THE ELECTION BY EACH


                                      Delaware Statutory Trust                           Massachusetts Business Trust
                       -----------------------------------------------------  --------------------------------------------------
                       THE BOARD HAS FULL DISCRETION, SUBJECT TO THE 1940     SHAREHOLDER OF THE MODE OR MAKING OF SUCH DIVIDEND
                       ACT, TO DETERMINE WHICH ITEMS WILL BE TREATED AS       OR DISTRIBUTION TO THAT SHAREHOLDER. ANY SUCH
                       INCOME AND WHICH ITEMS AS CAPITAL; AND EACH SUCH       DIVIDEND OR DISTRIBUTION PAID IN SHARES WILL BE
                       DETERMINATION AND ALLOCATION IS CONCLUSIVE AND         PAID AT THE NET ASSET VALUE THEREOF AS DETERMINED
                       BINDING UPON THE SHAREHOLDERS. THE BOARD MAY           IN ACCORDANCE WITH THE MA BY-LAWS. THE MA
                       PRESCRIBE AND SET FORTH IN THE DE BY-LAWS OR A         DECLARATION FURTHER PROVIDES THAT THE TRUSTEES
                       RESOLUTION OF THE BOARD THE BASES AND TIME FOR         SHALL HAVE FULL DISCRETION TO DETERMINE WHICH
                       DETERMINING THE PER SHARE OR NET ASSET VALUE OF        ITEMS SHALL BE TREATED AS INCOME AND WHICH ITEMS
                       THE SHARES OF ANY SERIES OR NET INCOME                 AS CAPITAL; AND EACH SUCH DETERMINATION AND
                       ATTRIBUTABLE TO THE SHARES OF ANY SERIES, OR THE       ALLOCATION SHALL BE CONCLUSIVE AND BINDING ON THE
                       DECLARATION AND PAYMENT OF DIVIDENDS AND               SHAREHOLDERS.
                       DISTRIBUTIONS ON THE SHARES OF ANY SERIES, AS THE
                       BOARD DEEMS NECESSARY OR DESIRABLE. THE RIGHT OF
                       SHAREHOLDERS TO RECEIVE DIVIDENDS OR OTHER
                       DISTRIBUTIONS ON SHARES MAY BE SET FORTH IN A
                       DISTRIBUTION PLAN ADOPTED BY THE BOARD AND AMENDED
                       FROM TIME TO TIME PURSUANT TO RULE 18F-3 OF THE
                       1940 ACT.

                       THE DE BY-LAWS PROVIDE THAT DIVIDENDS ON THE
                       SHARES OF THE DE TRUST MAY BE DECLARED BY THE BOARD
                       AT ANY REGULAR OR SPECIAL MEETING, PURSUANT TO
                       APPLICABLE LAW, AND DIVIDENDS MAY BE PAID IN CASH,
                       IN PROPERTY, OR IN SHARES OF THE DE TRUST. BEFORE
                       PAYMENT OF ANY DIVIDEND THE BOARD MAY SET ASIDE
                       OUT OF ANY FUNDS OF THE DE TRUST AVAILABLE FOR
                       DIVIDENDS SUCH SUM OR SUMS AS THE BOARD THINK
                       PROPER AS A RESERVE FUND TO MEET CONTINGENCIES, OR
                       FOR EQUALIZING DIVIDENDS, OR FOR REPAIRING OR
                       MAINTAINING ANY PROPERTY OF THE DE TRUST, OR FOR SUCH
                       OTHER PURPOSE AS THE BOARD DEEMS TO BE IN THE BEST
                       INTERESTS OF THE DE TRUST, AND MAY ABOLISH ANY SUCH
                       RESERVE IN THE MANNER IN WHICH THE RESERVE WAS
                       CREATED.

AMENDMENTS TO          THE DELAWARE ACT PROVIDES BROAD FLEXIBILITY AS TO      THE MASSACHUSETTS STATUTE PROVIDES BROAD
GOVERNING DOCUMENTS    THE MANNER OF AMENDING AND/OR RESTATING THE            FLEXIBILITY AS TO THE MANNER OF AMENDING OR
                       GOVERNING INSTRUMENT OF A DST. AMENDMENTS TO THE       RESTATING THE GOVERNING INSTRUMENT OF AN MBT. THE
                       DE DECLARATION THAT DO NOT CHANGE THE INFORMATION      MASSACHUSETTS STATUTE PROVIDES THAT THE TRUSTEES
                       IN THE DST'S CERTIFICATE OF TRUST ARE NOT REQUIRED     SHALL, WITHIN THIRTY (30) DAYS AFTER THE ADOPTION
                       TO BE FILED WITH THE DELAWARE SECRETARY OF STATE.      OF ANY AMENDMENT TO THE DECLARATION OF TRUST, FILE
                                                                              A COPY WITH THE SECRETARY OF THE COMMONWEALTH OF
                                                                              THE COMMONWEALTH OF MASSACHUSETTS AND WITH THE
                                                                              CLERK OF EVERY CITY OR TOWN IN MASSACHUSETTS WHERE
                                                                              THE TRUST HAS A USUAL PLACE OF BUSINESS.


                       Declaration of Trust                                   Declaration of Trust
                       THE DE DECLARATION MAY BE RESTATED AND/OR AMENDED      THE MA DECLARATION MAY BE AMENDED AT ANY TIME BY
                       AT ANY TIME BY A WRITTEN INSTRUMENT SIGNED BY A        AN INSTRUMENT IN WRITING SIGNED BY A MAJORITY OF
                       MAJORITY OF THE BOARD AND, IF REQUIRED, BY             THE TRUSTEES WHEN AUTHORIZED TO DO SO BY A VOTE OF
                       APPROVAL OF SUCH AMENDMENT BY THE SHAREHOLDERS, BY     A MAJORITY OF THE SHARES ENTITLED TO VOTE, EXCEPT
                       THE AFFIRMATIVE VOTE OF THE MAJORITY OF VOTES CAST     THAT A SHAREHOLDER VOTE IS NOT REQUIRED FOR
                       AT A SHAREHOLDERS' MEETING AT WHICH A QUORUM IS        AMENDMENTS MADE TO ADD TO, DELETE, REPLACE OR
                       PRESENT. NOTWITHSTANDING THE ABOVE, THE BOARD          OTHERWISE MODIFY ANY PROVISIONS RELATING TO THE
                       EXPRESSLY RESERVES THE RIGHT TO AMEND OR REPEAL        SHARES CONTAINED IN THE MA DECLARATION FOR THE
                       ANY PROVISIONS CONTAINED IN THE DE DECLARATION OF      PURPOSE OF (I) RESPONDING TO OR COMPLYING WITH ANY

                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       TRUST OR THE CERTIFICATE OF TRUST IN ACCORDANCE        REGULATION, ORDERS, RULINGS OR INTERPRETATIONS OF
                       WITH ITS POWERS TO ADD, DELETE OR MODIFY ANY           ANY GOVERNMENTAL AGENCY OR ANY LAWS, NOW OR
                       PROVISIONS RELATING TO SHARES, AS DESCRIBED ABOVE      HEREAFTER APPLICABLE TO THE TRUST, PROVIDED THAT
                       UNDER "SERIES AND CLASSES," AND ALL RIGHTS,            BEFORE ADOPTING SUCH AN AMENDMENT WITHOUT
                       CONTRACTUAL AND OTHERWISE, CONFERRED UPON              SHAREHOLDER APPROVAL, THE TRUSTEES SHALL DETERMINE
                       SHAREHOLDERS ARE GRANTED SUBJECT TO SUCH               THAT IT IS CONSISTENT WITH THE FAIR AND EQUITABLE
                       RESERVATION.                                           TREATMENT OF ALL SHAREHOLDERS, (II) DESIGNATING
                                                                              AND ESTABLISHING SERIES OR CLASSES IN ADDITION TO
                                                                              THE SERIES OR CLASSES ESTABLISHED IN THE MA
                                                                              DECLARATION, (III) HAVING THE PURPOSE OF CHANGING
                                                                              THE NAME OF THE TRUST, OR (IV) FOR THE PURPOSE OF
                                                                              SUPPLYING ANY OMISSION, CURING ANY AMBIGUITY OR
                                                                              CURING, CORRECTING OR SUPPLEMENTING ANY DEFECTIVE
                                                                              OR INCONSISTENT PROVISION CONTAINED IN THE MA
                                                                              DECLARATION.

                       By-Laws                                                By-Laws
                       THE DE BY-LAWS MAY BE RESTATED AND/OR AMENDED AT       THE MA BY-LAWS MAY BE RESTATED AND/OR AMENDED AT
                       ANY TIME, WITHOUT THE APPROVAL OF THE                  ANY TIME, WITHOUT THE APPROVAL OF THE
                       SHAREHOLDERS, BY AN INSTRUMENT IN WRITING SIGNED       SHAREHOLDERS, BY AN INSTRUMENT IN WRITING SIGNED
                       BY, OR A RESOLUTION OF, A MAJORITY OF THE THEN         BY, OR A RESOLUTION OF, A MAJORITY OF THE THEN
                       BOARD.                                                 BOARD OF TRUSTEES.

                       Certificate of Trust
                       PURSUANT TO THE DE DECLARATION, THE CERTIFICATE OF
                       TRUST MAY BE RESTATED AND/OR AMENDED BY A SIMILAR
                       PROCEDURE TO THAT STATED ABOVE FOR AMENDMENTS
                       AND/OR RESTATEMENTS OF THE DE DECLARATION.

PREEMPTIVE RIGHTS      UNDER THE DELAWARE ACT, A GOVERNING INSTRUMENT MAY     THE MA STATUTE CONTAINS NO SPECIFIC PROVISION WITH
AND REDEMPTION OF      CONTAIN ANY PROVISION RELATING TO THE RIGHTS,          RESPECT TO THE RIGHTS, DUTIES OR OBLIGATIONS OF
SHARES                 DUTIES AND OBLIGATIONS OF THE SHAREHOLDERS.            SHAREHOLDERS.
                       UNLESS OTHERWISE PROVIDED IN THE GOVERNING
                       INSTRUMENT, A SHAREHOLDER SHALL HAVE NO PREEMPTIVE
                       RIGHT TO SUBSCRIBE TO ANY ADDITIONAL ISSUE OF
                       SHARES OR ANOTHER INTEREST IN A DST.

                       UNLESS OTHERWISE PROVIDED IN THE TRUST'S               THE MA DECLARATION PROVIDES THAT SHAREHOLDERS
                       PROSPECTUS, AS AMENDED FROM TIME TO TIME, THE DE       SHALL HAVE NO PREEMPTIVE OR OTHER RIGHT TO
                       DECLARATION PROVIDES THAT NO SHAREHOLDER SHALL         SUBSCRIBE TO ANY ADDITIONAL SHARES OR OTHER
                       HAVE THE PREEMPTIVE OR OTHER RIGHT TO SUBSCRIBE        SECURITIES ISSUED BY THE TRUST.
                       FOR NEW OR ADDITIONAL SHARES OR OTHER SECURITIES
                       ISSUED BY THE DE TRUST OR ANY SERIES THEREOF.

                       THE DE TRUST SHALL REDEEM ITS SHARES OFFERED BY        THE MA DECLARATION PROVIDES THAT THE TRUST SHALL
                       ANY SHAREHOLDER FOR REDEMPTION, UPON THE               PURCHASE SUCH SHARES AS ARE OFFERED BY ANY
                       PRESENTATION OF A PROPER DOCUMENT AND REDEMPTION       SHAREHOLDER FOR REDEMPTION, UPON THE PRESENTATION
                       REQUEST TO THE DE TRUST OR ITS DESIGNATED AGENT OR     OF A PROPER INSTRUMENT OF TRANSFER TOGETHER WITH A
                       UNDER ANY OTHER REDEMPTION PROCEDURES AS THE BOARD     REQUEST DIRECTED TO THE TRUST OR A PERSON
                       AUTHORIZES. THE DE TRUST WILL PAY THE NET ASSET        DESIGNATED BY THE TRUST THAT THE TRUST PURCHASE
                       VALUE FOR THE SHARES REDEEMED, PURSUANT TO THE DE      SUCH SHARES OR IN ACCORDANCE WITH SUCH OTHER
                       BY-LAWS AND APPLICABLE LAW. THE DE TRUST WILL PAY      PROCEDURES FOR REDEMPTION AS THE TRUSTEES MAY FROM



                                     Delaware Statutory Trust                            Massachusetts Business Trust
                       ---------------------------------------------------    --------------------------------------------------
                       THE SHAREHOLDER FOR THE REDEEMED SHARES WITHIN         TIME TO TIME AUTHORIZE. THE TRUST WILL PAY THE
                       SEVEN DAYS AFTER THE DATE THE REQUEST IS RECEIVED      NET ASSET VALUE NEXT DETERMINED OF THE SHARES, IN
                       IN PROPER FORM. THE DE TRUST IS NOT OBLIGATED TO       ACCORDANCE WITH THE BYLAWS, THE 1940 ACT AND THE
                       REDEEM SHARES AND THE BOARD MAY SUSPEND OR             RULES OF THE SECURITIES AND EXCHANGE COMMISSION
                       POSTPONE REDEMPTIONS OF SHARES WHEN THE NEW YORK       (THE "COMMISSION"), SUBJECT TO ANY CONTINGENT
                       STOCK EXCHANGE (THE "EXCHANGE") IS CLOSED FOR          DEFERRED SALES CHARGE OR REDEMPTION CHARGE IN
                       OTHER THAN WEEKENDS OR HOLIDAYS, WHEN TRADING ON       EFFECT AT THE TIME OF REDEMPTION. PAYMENT FOR
                       THE EXCHANGE IS RESTRICTED, OR DURING ANY NATIONAL     SAID SHARES SHALL BE MADE BY THE TRUST TO THE
                       FINANCIAL EMERGENCY WHICH MAKES IT IMPRACTICABLE       SHAREHOLDERS WITHIN SEVEN DAYS AFTER THE DATE ON
                       FOR ANY SERIES OF THE DE TRUST TO DISPOSE OF ITS       WHICH THE REQUEST IS MADE OR IN ACCORDANCE WITH
                       PORTFOLIO HOLDINGS OR TO DETERMINE FAIRLY THE          SUCH OTHER PROCEDURES, CONSISTENT WITH THE 1940
                       VALUE OF ITS THE NET ASSETS OR DURING ANY OTHER        ACT AND THE RULES OF THE COMMISSION, AS THE
                       PERIOD UNDER ORDER OF THE SECURITIES AND EXCHANGE      TRUSTEES MAY FROM TIME TO TIME AUTHORIZE. THE
                       COMMISSION ("SEC") FOR THE PROTECTION OF               TRUST MAY POSTPONE PAYMENT OF THE REDEMPTION PRICE
                       INVESTORS. IF THE SHAREHOLDER HAS CERTIFICATES         AND MAY SUSPEND THE RIGHT OF THE HOLDERS OF SHARES
                       FOR SHARES, THE SHAREHOLDER MUST, WITH ANY             OF ANY SERIES OR ANY CLASS TO REQUIRE THE TRUST TO
                       REDEMPTION REQUEST, SURRENDER ANY OUTSTANDING          REDEEM SHARES DURING ANY PERIOD OR AT ANY TIME
                       CERTIFICATE(S) IN FORM FOR TRANSFER, PROVIDE PROOF     WHEN AND TO THE EXTENT PERMISSIBLE UNDER THE 1940
                       OF THE AUTHENTICITY OF SIGNATURES AS REASONABLY        ACT. THE TRUST MAY ALSO PURCHASE OR REPURCHASE
                       REQUIRED AND PROVIDE PROPER STOCK TRANSFER STAMPS,     SHARES AT A PRICE NOT EXCEEDING THE NET ASSET
                       IF APPLICABLE.                                         VALUE OF SUCH SHARES IN EFFECT WHEN THE PURCHASE
                                                                              OR REPURCHASE OR ANY CONTRACT TO PURCHASE OR
                                                                              REPURCHASE IS MADE.

                       PAYMENTS FOR REDEEMED SHARES MAY BE MADE IN CASH,      THE REDEMPTION PRICE MAY IN ANY CASE BE PAID
                       OR, AT THE OPTION OF THE BOARD, OR AN AUTHORIZED       WHOLLY OR PARTLY IN KIND IF THE TRUSTEES DETERMINE
                       OFFICER OR OFFICERS, BE MADE IN KIND OR PARTIALLY      THAT SUCH PAYMENT IS ADVISABLE IN THE INTEREST OF
                       IN CASH AND PARTIALLY IN KIND. FOR ANY PAYMENT IN      THE REMAINING SHAREHOLDERS OF THE SERIES THE
                       KIND, THE BOARD, OR ITS DELEGATEE, HAS ABSOLUTE        SHARES OF WHICH ARE BEING REDEEMED. IN MAKING ANY
                       DISCRETION AS TO WHAT SECURITY OR SECURITIES OF        SUCH PAYMENT WHOLLY OR PARTLY IN KIND, THE TRUST
                       THE DE TRUST SHALL BE DISTRIBUTED IN KIND AND THE      SHALL, SO FAR AS MAY BE PRACTICABLE, DELIVER
                       AMOUNT OF THE SAME. IN-KIND SECURITIES WILL BE         ASSETS WHICH APPROXIMATE THE DIVERSIFICATION OF
                       VALUED AT THE VALUE AT WHICH THEY WERE APPRAISED       ALL OF THE ASSETS BELONGING AT THE TIME TO THE
                       FOR THE THEN CURRENT NET ASSET VALUE OF THE SHARES     SERIES THE SHARES OF WHICH ARE BEING REDEEMED.
                       OF THE DE TRUST, PROVIDED THAT ANY SHAREHOLDER WHO     SUBJECT TO THE FOREGOING, THE FAIR VALUE,
                       CANNOT LEGALLY, UNDER THE 1940 ACT OR EMPLOYEE         SELECTION AND QUANTITY OF SECURITIES OR OTHER
                       RETIREMENT INCOME SECURITY ACT, AS AMENDED             PROPERTY SO PAID OR DELIVERED AS ALL OR PART OF
                       ("ERISA"), ACQUIRE SECURITIES SO DISTRIBUTED IN        THE REDEMPTION PRICE MAY BE DETERMINED BY OR UNDER
                       KIND, SHALL RECEIVE CASH. SHAREHOLDERS SHALL BEAR      AUTHORITY OF THE TRUSTEES. IN NO CASE SHALL THE
                       THE EXPENSES OF IN-KIND TRANSACTIONS, INCLUDING,       TRUST BE LIABLE FOR ANY DELAY OF ANY CORPORATION
                       BUT NOT LIMITED TO, TRANSFER AGENCY FEES,              OR OTHER PERSON IN TRANSFERRING SECURITIES
                       CUSTODIAN FEES AND COSTS OF DISPOSITION OF SUCH        SELECTED FOR DELIVERY AS ALL OR PART OF ANY
                       SECURITIES. IF PAYMENT FOR REDEEMED SHARES IS NOT      PAYMENT IN KIND.
                       EXCLUSIVELY IN CASH, ANY SECURITIES DELIVERED IN
                       KIND WILL BE DELIVERED AS PROMPTLY TO EFFECT
                       TRANSFERS OF SUCH SECURITIES ON THE BOOKS OF THE
                       ISSUING CORPORATIONS AS PRACTICABLY CAN BE DONE,
                       WHICH MAY NOT NECESSARILY OCCUR WITHIN SUCH
                       SEVEN-DAY PERIOD. IN NO CASE IS THE DE TRUST LIABLE
                       FOR ANY DELAY BY ANY ISSUING CORPORATION OR OTHER
                       PERSON IN TRANSFERRING IN-KIND SECURITIES. THE
                       RIGHT OF ANY SHAREHOLDER TO RECEIVE DIVIDENDS OR
                       DISTRIBUTIONS ON SHARES REDEEMED AND ALL OTHER
                       RIGHTS OF SUCH SHAREHOLDER WITH RESPECT TO SHARES
                       REDEEMED, EXCEPT THE RIGHT TO RECEIVE PAYMENT FOR
                       SUCH SHARES, SHALL CEASE WHEN THE PURCHASE PRICE
                       OF SUCH SHARES IS FIXED.




                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       THE BOARD MAY, WITHOUT THE VOTE OR CONSENT OF THE      THE TRUST SHALL HAVE THE RIGHT AT ITS OPTION AND
                       SHAREHOLDERS, AND SUBJECT TO THE 1940 ACT, REDEEM      AT ANY TIME TO REDEEM SHARES OF ANY SHAREHOLDER AT
                       SHARES OR AUTHORIZE THE CLOSING OF ANY SHAREHOLDER     THE NET ASSET VALUE THEREOF AS DESCRIBED THE MA
                       ACCOUNT, SUBJECT TO SUCH CONDITIONS AS MAY BE          DECLARATION (I) IF AT SUCH TIME SUCH SHAREHOLDER
                       ESTABLISHED BY THE BOARD.                              OWNS SHARES OF ANY SERIES OR CLASS THEREOF HAVING
                                                                              AN AGGREGATE NET ASSET VALUE OF LESS THAN AN
                                                                              AMOUNT DETERMINED FROM TIME TO TIME BY THE
                                                                              TRUSTEES; OR (II) TO THE EXTENT THAT SUCH
                                                                              SHAREHOLDER OWN SHARES EQUAL TO OR IN EXCESS OF A
                                                                              PERCENTAGE DETERMINED FROM TIME TO TIME BY THE
                                                                              TRUSTEES OF THE OUTSTANDING SHARES OF THE TRUST OR
                                                                              OF ANY SERIES OR CLASS THEREOF.

DISSOLUTION AND        UNLESS DISSOLVED UNDER THE DE DECLARATION, THE DE      UNLESS TERMINATED AS DESCRIBED BELOW, THE TRUST
TERMINATION EVENTS     TRUST HAS A PERPETUAL EXISTENCE. THE DE TRUST MAY      SHALL CONTINUE WITHOUT LIMITATION OF TIME. THE
                       BE DISSOLVED AT ANY TIME BY VOTE OF A MAJORITY OF      TRUST MAY BE TERMINATED AT ANY TIME BY VOTE OF AT
                       THE SHARES OF THE DE TRUST ENTITLED TO VOTE OR BY      LEAST 66-2/3% OF THE SHARES OF EACH SERIES
                       THE BOARD BY WRITTEN NOTICE TO THE SHAREHOLDERS.       ENTITLED TO VOTE AND VOTING SEPARATELY BY SERIES
                       ANY SERIES MAY BE DISSOLVED AT ANY TIME BY VOTE OF     OR BY THE TRUSTEES BY WRITTEN NOTICE TO THE
                       A MAJORITY OF THE SHARES OF THAT SERIES OR BY THE      SHAREHOLDERS. ANY SERIES MAY BE TERMINATED AT ANY
                       BOARD BY WRITTEN NOTICE TO THE SHAREHOLDERS OF         TIME BY VOTE OF AT LEAST 66-2/3% OF THE SHARES OF
                       THAT SERIES.                                           THAT SERIES OR BY THE TRUSTEES BY WRITTEN NOTICE
                                                                              TO THE SHAREHOLDERS OF THAT SERIES.

LIQUIDATION UPON       UNDER THE DELAWARE ACT, A DST THAT HAS DISSOLVED       THE MASSACHUSETTS STATUTE DOES NOT CONTAIN
DISSOLUTION OR         SHALL FIRST PAY OR MAKE REASONABLE PROVISION TO        SPECIFIC PROVISIONS WITH RESPECT TO THE
TERMINATION            PAY ALL KNOWN CLAIMS AND OBLIGATIONS, INCLUDING        LIQUIDATION UPON DISSOLUTION OR TERMINATION OF AN
                       THOSE THAT ARE CONTINGENT, CONDITIONAL AND             MBT.
                       UNMATURED, AND ALL KNOWN CLAIMS AND OBLIGATIONS
                       FOR WHICH THE CLAIMANT IS UNKNOWN. ANY REMAINING
                       ASSETS SHALL BE DISTRIBUTED TO THE SHAREHOLDERS OR
                       AS OTHERWISE PROVIDED IN THE GOVERNING INSTRUMENT.

                       UNDER THE DELAWARE ACT, A SERIES THAT HAS
                       DISSOLVED SHALL FIRST PAY OR MAKE REASONABLE
                       PROVISION TO PAY ALL KNOWN CLAIMS AND OBLIGATIONS
                       OF THE SERIES, INCLUDING THOSE THAT ARE
                       CONTINGENT, CONDITIONAL AND UNMATURED, AND ALL
                       KNOWN CLAIMS AND OBLIGATIONS OF THE SERIES FOR
                       WHICH THE CLAIMANT IS UNKNOWN. ANY REMAINING
                       ASSETS OF THE SERIES SHALL BE DISTRIBUTED TO THE
                       SHAREHOLDERS OF SUCH SERIES OR AS OTHERWISE
                       PROVIDED IN THE GOVERNING INSTRUMENT.

                       THE DE DECLARATION PROVIDES THAT, UPON DISSOLUTION     THE MA DECLARATION PROVIDES THAT, UPON TERMINATION
                       OF THE DE TRUST, THE TRUSTEES SHALL (IN ACCORDANCE     OF THE TRUST (OR ANY SERIES, AS THE CASE MAY BE),
                       WITH THE DELAWARE ACT) PAY OR MAKE REASONABLE          AFTER PAYING OR OTHERWISE PROVIDING FOR ALL
                       PROVISION TO PAY ALL CLAIMS AND OBLIGATIONS OF         CHARGES, TAXES, EXPENSES AND LIABILITIES
                       EACH SERIES (OR THE PARTICULAR DISSOLVED SERIES,       BELONGING, SEVERALLY, TO EACH SERIES (OR THE
                       AS THE CASE MAY BE), INCLUDING ALL CONTINGENT,         APPLICABLE SERIES, AS THE CASE MAY BE), WHETHER




                                      Delaware Statutory Trust                           Massachusetts Business Trust
                       -----------------------------------------------------  --------------------------------------------------
                       CONDITIONAL OR UNMATURED CLAIMS AND OBLIGATIONS        DUE OR ACCRUED OR ANTICIPATED AS MAY BE DETERMINED
                       KNOWN TO THE DE TRUST, WHETHER OR NOT THE IDENTITY OF  BY THE TRUSTEES, THE TRUST SHALL IN ACCORDANCE
                       THE CLAIMANT IS KNOWN. IF THE SERIES HAS               WITH SUCH PROCEDURES AS THE TRUSTEES CONSIDER
                       SUFFICIENT ASSETS, SUCH CLAIMS, OBLIGATIONS AND,       APPROPRIATE REDUCE THE REMAINING ASSETS BELONGING,
                       IF ANY, PROVISIONS FOR PAYMENT WILL BE PAID IN         SEVERALLY, TO EACH SERIES (OR THE APPLICABLE
                       FULL. IF THE SERIES HAS INSUFFICIENT ASSETS, SUCH      SERIES, AS THE CASE MAY BE), TO DISTRIBUTABLE FORM
                       CLAIMS, OBLIGATIONS AND, IF ANY, PROVISIONS FOR        IN CASH OR SHARES OR OTHER SECURITIES, OR ANY
                       PAYMENT WILL BE PAID ACCORDING TO THEIR PRIORITY       COMBINATION THEREOF, AND DISTRIBUTE THE PROCEEDS
                       AND, AMONG CLAIMS AND OBLIGATIONS OF EQUAL             BELONGING TO EACH SERIES (OR THE APPLICABLE
                       PRIORITY, RATABLY TO THE EXTENT OF AVAILABLE           SERIES, AS THE CASE MY BE), TO THE SHAREHOLDERS OF
                       ASSETS. ANY REMAINING ASSETS (INCLUDING WITHOUT        THAT SERIES, RATABLY ACCORDING TO THE NUMBER OF
                       LIMITATION, CASH, SECURITIES OR ANY COMBINATION        SHARES OF THAT SERIES HELD BY THE SEVERAL
                       THEREOF) OF THE SERIES SHALL BE DISTRIBUTED TO THE     SHAREHOLDERS ON THE DATE OF TERMINATION.
                       SHAREHOLDERS OF SUCH SERIES, RATABLY ACCORDING TO
                       THE NUMBER OF SHARES OF SUCH SERIES HELD BY THE
                       SHAREHOLDERS ON THE RECORD DATE FOR SUCH
                       DISSOLUTION DISTRIBUTION.

VOTING RIGHTS,         UNDER THE DELAWARE ACT, THE GOVERNING INSTRUMENT       THE MASSACHUSETTS STATUTE DOES NOT CONTAIN
MEETINGS, NOTICE,      MAY SET FORTH ANY PROVISION RELATING TO TRUSTEE        SPECIFIC PROVISIONS WITH RESPECT TO THE VOTING
QUORUM, RECORD         AND SHAREHOLDER VOTING RIGHTS, INCLUDING THE           RIGHTS OF THE SHAREHOLDERS OF AN MBT.
DATES AND PROXIES      WITHHOLDING OF SUCH RIGHTS FROM CERTAIN TRUSTEES
                       OR SHAREHOLDERS. IF VOTING RIGHTS ARE GRANTED, THE
                       GOVERNING INSTRUMENT MAY CONTAIN ANY PROVISION
                       RELATING TO MEETINGS, NOTICE REQUIREMENTS, WRITTEN
                       CONSENTS, RECORD DATES, QUORUM REQUIREMENTS,
                       VOTING BY PROXY AND ANY OTHER MATTER PERTAINING TO
                       THE EXERCISE OF VOTING RIGHTS. THE GOVERNING
                       INSTRUMENT MAY ALSO PROVIDE FOR THE ESTABLISHMENT
                       OF RECORD DATES FOR ALLOCATIONS AND DISTRIBUTIONS
                       BY THE DST.

                       THE DE DECLARATION PROVIDES THAT, SUBJECT TO ITS       THE MA DECLARATION PROVIDES THAT SHAREHOLDERS
                       PROVISIONS REGARDING VOTING BY SERIES OR CLASS,        SHALL HAVE POWER TO VOTE ONLY (I) FOR THE ELECTION
                       THE SHAREHOLDERS HAVE THE POWER TO VOTE ONLY (I)       OF TRUSTEES AS PROVIDED IN THE MA DECLARATION,
                       FOR THE ELECTION OF TRUSTEES, INCLUDING FILLING        (II) WITH RESPECT TO ANY AMENDMENT OF THE MA
                       VACANCIES ON THE BOARD PURSUANT TO THE DE              DECLARATION TO THE EXTENT AND AS PROVIDED FOR
                       DECLARATION; (II) WITH RESPECT TO SUCH ADDITIONAL      THEREIN, (III) TO THE SAME EXTENT AS THE
                       MATTERS RELATING TO THE TRUST AS MAY BE REQUIRED       STOCKHOLDERS OF A MASSACHUSETTS BUSINESS
                       BY THE DE DECLARATION, DE BY-LAWS, 1940 ACT OR ANY     CORPORATION AS TO WHETHER OR NOT A COURT ACTION,
                       REGISTRATION STATEMENT OF THE DE TRUST FILED WITH THE  PROCEEDING OR CLAIM SHOULD BE OR SHOULD NOT BE
                       SEC; AND (III) ON SUCH OTHER MATTERS AS THE BOARD      BROUGHT OR MAINTAINED DERIVATIVELY OR AS A CLASS
                       MAY CONSIDER NECESSARY OR DESIRABLE.                   ACTION ON BEHALF OF THE TRUST OR THE SHAREHOLDERS,
                                                                              (IV) WITH RESPECT TO THE TERMINATION OF THE TRUST
                                                                              OR ANY SERIES TO THE EXTENT AND AS PROVIDED IN THE
                                                                              MA DECLARATION, AND (V) WITH RESPECT TO SUCH
                                                                              ADDITIONAL MATTERS RELATING TO THE TRUST AS MAY BE
                                                                              REQUIRED BY THE MA DECLARATION, THE MA BY-LAWS OR
                                                                              ANY REGISTRATION OF THE TRUST WITH THE COMMISSION
                                                                              (OR ANY SUCCESSOR AGENCY) OR ANY STATE, OR AS THE
                                                                              TRUSTEES MAY CONSIDER NECESSARY OR DESIRABLE.



                                     Delaware Statutory Trust                            Massachusetts Business Trust
                       ---------------------------------------------------    --------------------------------------------------
                                                                              AT ANY TIME WHEN NO SHARES OF A SERIES OR CLASS
                                                                              THEREOF ARE OUTSTANDING, THE TRUSTEES MAY EXERCISE
                                                                              ALL RIGHTS OF SHAREHOLDERS OF THAT SERIES OR CLASS
                                                                              THEREOF WITH RESPECT TO MATTERS AFFECTING THAT
                                                                              SERIES AND MAY WITH RESPECT TO THAT SERIES OR
                                                                              CLASS THEREOF TAKE ANY ACTION REQUIRED BY LAW, THE
                                                                              MA DECLARATION OR THE MA BY-LAWS TO BE TAKEN BY
                                                                              THE SHAREHOLDERS.

                       One Vote Per Share                                     One Vote Per Share
                       THE SHAREHOLDER OF RECORD (ON THE RECORD DATE          THE MA DECLARATION PROVIDES THAT EACH WHOLE SHARE
                       ESTABLISHED PURSUANT TO THE DE DECLARATION,            SHALL BE ENTITLED TO ONE VOTE AS TO ANY MATTER ON
                       ARTICLE V, SECTION 5) OF EACH SHARE SHALL BE           WHICH IT IS ENTITLED TO VOTE AND EACH FRACTIONAL
                       ENTITLED TO ONE VOTE FOR EACH FULL SHARE, AND A        SHARE SHALL BE ENTITLED TO A PROPORTIONATE
                       FRACTIONAL VOTE FOR EACH FRACTIONAL SHARE.             FRACTIONAL VOTE.

                       Voting by Series or Class                              Voting by Series or Class
                       THE DE DECLARATION PROVIDES THAT ALL SHARES OF THE     THE MA DECLARATION PROVIDES THAT, EXCEPT AS
                       DE TRUST ENTITLED TO VOTE ON A MATTER SHALL VOTE       OTHERWISE PROVIDED THEREIN, THE SHAREHOLDERS OF
                       ON THE MATTER, SEPARATELY BY SERIES AND, IF            ANY PARTICULAR SERIES OR CLASS SHALL NOT BE
                       APPLICABLE, BY CLASS; PROVIDED THAT: (I) WHERE THE     ENTITLED TO VOTE ON ANY MATTERS AS TO WHICH SUCH
                       1940 ACT REQUIRES ALL SHARES OF THE DE TRUST TO BE     SERIES OR CLASS IS NOT AFFECTED. ON ANY MATTER
                       VOTED IN THE AGGREGATE WITHOUT DIFFERENTIATION         SUBMITTED TO A VOTE OF SHAREHOLDERS, ALL SHARES OF
                       BETWEEN THE SEPARATE SERIES OR CLASSES, THEN ALL       THE TRUST THEN ENTITLED TO VOTE SHALL BE VOTED BY
                       OF THE DE TRUST'S SHARES SHALL VOTE IN THE             INDIVIDUAL SERIES AND CLASS THEREOF, UNLESS
                       AGGREGATE; AND (II) IF ANY MATTER AFFECTS ONLY THE     OTHERWISE REQUIRED BY THE 1940 ACT OR OTHER
                       INTERESTS OF SOME BUT NOT ALL SERIES OR CLASSES,       APPLICABLE LAW OR AS SPECIFICALLY REQUIRED UNDER
                       THEN ONLY THE SHAREHOLDERS OF SUCH AFFECTED SERIES     THE MA DECLARATION OR THE MA BYLAWS OR AS
                       OR CLASSES SHALL BE ENTITLED TO VOTE ON THE MATTER.    OTHERWISE DETERMINED BY THE TRUSTEES. IF ANY
                                                                              QUESTION ON WHICH THE SHAREHOLDERS ARE ENTITLED TO
                                                                              VOTE WOULD ADVERSELY AFFECT THE RIGHTS OF ANY
                                                                              SERIES OR CLASS OF SHARES, THE VOTE OF A MAJORITY
                                                                              (OR SUCH LARGER VOTE AS MAY BE REQUIRED) OF THE
                                                                              SHARES OF SUCH SERIES OR CLASS WHICH ARE ENTITLED
                                                                              TO VOTE, VOTING SEPARATELY, SHALL BE REQUIRED TO
                                                                              DECIDE SUCH QUESTION.

                       Shareholders' Meetings                                 Shareholders' Meetings
                       THE DELAWARE ACT DOES NOT MANDATE ANNUAL               THE MA STATUTE DOES NOT MANDATE THAT AN MBT HOLD
                       SHAREHOLDERS' MEETINGS.                                ANNUAL SHAREHOLDERS' MEETINGS.

                       THE DE DECLARATION PROVIDES THAT A SHAREHOLDERS'       THE MA DECLARATION PROVIDES THAT NO ANNUAL OR
                       MEETING MAY BE CALLED BY THE BOARD FOR THE PURPOSE     REGULAR MEETING OF SHAREHOLDERS IS REQUIRED. THE
                       OF ELECTING TRUSTEES, FOR SUCH OTHER PURPOSES AS       MA DECLARATION ALSO PROVIDES THAT MEETINGS OF THE
                       MAY BE PRESCRIBED BY LAW, THE DE DECLARATION OR        SHAREHOLDERS MAY BE CALLED BY THE TRUSTEES FOR THE
                       THE DE BY-LAWS, AND FOR THE PURPOSE OF TAKING          PURPOSE OF ELECTING TRUSTEES AS PROVIDED FOR
                       ACTION UPON ANY OTHER MATTER DEEMED BY THE BOARD       THEREIN AND FOR SUCH OTHER PURPOSES AS MAY BE
                       TO BE NECESSARY OR DESIRABLE. ALSO, A MEETING OF       PRESCRIBED BY LAW, BY THE MA DECLARATION OR BY THE
                       SHAREHOLDERS FOR THE PURPOSE OF ELECTING ONE OR        MA BY-LAWS. MEETINGS OF THE SHAREHOLDERS MAY ALSO
                       MORE TRUSTEES MAY BE CALLED, TO THE EXTENT             BE CALLED BY THE TRUSTEES FROM TIME TO TIME FOR
                       PROVIDED BY THE 1940 ACT AND THE RULES AND             THE PURPOSE OF TAKING ACTION UPON ANY OTHER MATTER
                       REGULATIONS THEREUNDER, BY THE SHAREHOLDERS.           DEEMED BY THE TRUSTEES TO BE NECESSARY OR




                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       THE DE BY-LAWS PROVIDE THAT A SHAREHOLDERS'            DESIRABLE. A MEETING OF SHAREHOLDERS MAY BE HELD
                       MEETING MAY BE CALLED AT ANY TIME BY THE BOARD,        AT ANY PLACE DESIGNATED BY THE TRUSTEES. WRITTEN
                       THE CHAIRPERSON OR THE PRESIDENT. IF THE TRUST IS      NOTICE OF ANY MEETING OF SHAREHOLDERS SHALL BE
                       REQUIRED UNDER THE 1940 ACT TO HOLD A                  GIVEN OR CAUSED TO BE GIVEN BY THE TRUSTEES BY
                       SHAREHOLDERS' MEETING TO ELECT TRUSTEES, THE           MAILING SUCH NOTICE AT LEAST SEVEN DAYS BEFORE
                       MEETING SHALL BE DEEMED AN "ANNUAL MEETING" FOR        SUCH MEETING, POSTAGE PREPAID, STATING THE TIME
                       THAT YEAR FOR PURPOSES OF THE 1940 ACT.                AND PLACE OF THE MEETING, TO EACH SHAREHOLDER AT
                                                                              THE SHAREHOLDER'S ADDRESS AS IT APPEARS ON THE
                                                                              RECORDS OF THE TRUST. WHENEVER NOTICE OF A
                                                                              MEETING IS REQUIRED TO BE GIVEN TO A SHAREHOLDER
                                                                              UNDER THE MA DECLARATION OR THE MA BY-LAWS, A
                                                                              WRITTEN WAIVER THEREOF, EXECUTED BEFORE OR AFTER
                                                                              THE MEETING BY SUCH SHAREHOLDER OR HIS OR HER
                                                                              ATTORNEY THEREUNTO AUTHORIZED AND FILED WITH THE
                                                                              RECORDS OF THE MEETING, SHALL BE DEEMED EQUIVALENT
                                                                              TO SUCH NOTICE.

                                                                              THE MA BY-LAWS PROVIDE THAT A MEETING OF THE
                                                                              SHAREHOLDERS MAY BE CALLED AT ANY TIME BY THE
                                                                              BOARD OF TRUSTEES, THE CHAIRPERSON (AS DEFINED
                                                                              THEREIN) OR BY THE PRESIDENT (AS DEFINED THEREIN).
                                                                              IF THE TRUST IS REQUIRED, UNDER THE 1940 ACT, OR
                                                                              OTHERWISE, TO HOLD A SHAREHOLDERS' MEETING TO
                                                                              ELECT TRUSTEES, THE MEETING SHALL BE DEEMED AN
                                                                              "ANNUAL MEETING" FOR THAT YEAR, INCLUDING FOR
                                                                              PURPOSES OF THE 1940 ACT.

                       THE DE BY-LAWS PROVIDE THAT NOTICE OF ANY              THE MA BY-LAWS ALSO PROVIDE THAT ALL NOTICES OF
                       SHAREHOLDERS' MEETING SHALL BE SENT OR OTHERWISE       MEETINGS OF SHAREHOLDERS SHALL BE SENT OR
                       GIVEN NOT LESS THAN SEVEN NOR MORE THAN ONE            OTHERWISE GIVEN, (AS DESCRIBED BELOW) NOT LESS
                       HUNDRED AND TWENTY DAYS BEFORE THE DATE OF THE         THAN SEVEN (7) NOR MORE THAN ONE-HUNDRED TWENTY
                       MEETING. THE NOTICE SHALL SPECIFY (I) THE PLACE,       (120) DAYS BEFORE THE DATE OF THE MEETING. THE
                       DATE AND HOUR OF THE MEETING, AND (II) THE GENERAL     NOTICE SHALL SPECIFY (I) THE PLACE, DATE AND HOUR
                       NATURE OF THE BUSINESS TO BE TRANSACTED. THE           OF THE MEETING, AND (II) THE GENERAL NATURE OF THE
                       NOTICE OF ANY MEETING AT WHICH TRUSTEES ARE TO BE      BUSINESS TO BE TRANSACTED. THE NOTICE OF ANY
                       ELECTED ALSO SHALL INCLUDE THE NAME OF ANY             MEETING AT WHICH TRUSTEES ARE TO BE ELECTED ALSO
                       NOMINEE(S) WHO, AT THE TIME OF THE NOTICE, ARE         SHALL INCLUDE THE NAME OF ANY NOMINEE OR NOMINEES
                       INTENDED TO BE PRESENTED FOR ELECTION. EXCEPT WITH     WHOM AT THE TIME OF THE NOTICE ARE INTENDED TO BE
                       RESPECT TO ADJOURNMENTS AS PROVIDED IN THE DE          PRESENTED FOR ELECTION. EXCEPT WITH RESPECT TO
                       BY-LAWS, NO BUSINESS SHALL BE TRANSACTED AT SUCH       ADJOURNMENTS AS PROVIDED FOR IN THE MA BY-LAWS, NO
                       MEETING OTHER THAN THAT SPECIFIED IN THE NOTICE.       BUSINESS SHALL BE TRANSACTED AT SUCH MEETING OTHER
                                                                              THAN THAT SPECIFIED IN THE NOTICE.

                       NOTICE OF ANY SHAREHOLDERS' MEETING SHALL BE GIVEN     NOTICE OF ANY MEETING OF SHAREHOLDERS SHALL BE
                       EITHER PERSONALLY OR BY FIRST-CLASS MAIL, COURIER      GIVEN EITHER PERSONALLY OR BY FIRST-CLASS MAIL,
                       OR TELEGRAPHIC, FACSIMILE, ELECTRONIC MAIL OR          COURIER OR TELEGRAPHIC, FACSIMILE, ELECTRONIC MAIL
                       OTHER WRITTEN COMMUNICATION, CHARGES PREPAID,          OR OTHER WRITTEN COMMUNICATION, CHARGES PREPAID,
                       ADDRESSED TO THE SHAREHOLDER AT THE ADDRESS OF         ADDRESSED TO THE SHAREHOLDER AT THE ADDRESS OF
                       THAT SHAREHOLDER APPEARING ON THE BOOKS OF THE DE      THAT SHAREHOLDER APPEARING ON THE BOOKS OF THE
                       TRUST OR ITS TRANSFER AGENT OR GIVEN BY THE            TRUST OR ITS TRANSFER AGENT OR GIVEN BY THE
                       SHAREHOLDER TO THE DE TRUST FOR THE PURPOSE OF         SHAREHOLDER TO THE TRUST FOR THE PURPOSE OF
                       NOTICE. IF NO SUCH ADDRESS APPEARS ON THE DE           NOTICE. IF NO SUCH ADDRESS APPEARS ON THE TRUST'S
                       TRUST'S BOOKS OR IS GIVEN, NOTICE IS DEEMED TO         BOOKS OR IS GIVEN, NOTICE SHALL BE DEEMED TO HAVE



                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       HAVE BEEN GIVEN IF SENT TO THAT SHAREHOLDER BY         BEEN GIVEN IF SENT TO THAT SHAREHOLDER BY
                       FIRST-CLASS MAIL, COURIER, OR TELEGRAPHIC,             FIRST-CLASS MAIL, COURIER, OR TELEGRAPHIC,
                       FACSIMILE, ELECTRONIC MAIL OR OTHER WRITTEN            FACSIMILE, ELECTRONIC MAIL OR OTHER WRITTEN
                       COMMUNICATION TO THE DE TRUST'S PRINCIPAL              COMMUNICATION TO THE TRUST'S PRINCIPAL EXECUTIVE
                       EXECUTIVE OFFICE. NOTICE SHALL BE DEEMED TO HAVE       OFFICE. NOTICE SHALL BE DEEMED TO HAVE BEEN GIVEN
                       BEEN GIVEN AT THE TIME WHEN DELIVERED PERSONALLY       AT THE TIME WHEN DELIVERED PERSONALLY OR DEPOSITED
                       OR DEPOSITED IN THE MAIL, WITH A COURIER OR SENT       IN THE MAIL, WITH A COURIER OR SENT BY TELEGRAM,
                       BY TELEGRAM, FACSIMILE, ELECTRONIC MAIL OR OTHER       FACSIMILE, ELECTRONIC MAIL OR OTHER MEANS OF
                       MEANS OF WRITTEN COMMUNICATION.                        WRITTEN COMMUNICATION.

                       IF ANY NOTICE ADDRESSED TO A SHAREHOLDER, AT THE       IF ANY NOTICE ADDRESSED TO A SHAREHOLDER AT THE
                       ADDRESS ON RECORD WITH THE DE TRUST, IS RETURNED       ADDRESS OF THAT SHAREHOLDER APPEARING ON THE BOOKS
                       TO THE DE TRUST MARKED TO INDICATE THE NOTICE          OF THE TRUST IS RETURNED TO THE TRUST MARKED TO
                       CANNOT BE DELIVERED AT THAT ADDRESS, ALL FUTURE        INDICATE THAT THE NOTICE TO THE SHAREHOLDER CANNOT
                       NOTICES OR REPORTS SHALL BE DEEMED TO HAVE BEEN        BE DELIVERED AT THAT ADDRESS, ALL FUTURE NOTICES
                       DULY GIVEN WITHOUT FURTHER MAILING, OR SUBSTANTIAL     OR REPORTS SHALL BE DEEMED TO HAVE BEEN DULY GIVEN
                       EQUIVALENT THEREOF, IF SUCH NOTICES SHALL BE           WITHOUT FURTHER MAILING, OR SUBSTANTIAL EQUIVALENT
                       AVAILABLE TO THE SHAREHOLDER ON WRITTEN DEMAND OF      THEREOF, IF SUCH NOTICES SHALL BE AVAILABLE TO THE
                       THE SHAREHOLDER AT THE OFFICES OF THE DE TRUST FOR     SHAREHOLDER ON WRITTEN DEMAND OF THE SHAREHOLDER
                       ONE YEAR FROM THE DATE OF GIVING THE NOTICE.           AT THE PRINCIPAL EXECUTIVE OFFICE OF THE TRUST FOR
                                                                              A PERIOD OF ONE YEAR FROM THE DATE OF THE GIVING
                                                                              OF THE NOTICE.

                       Record Dates                                           Record Dates
                       AS SET FORTH ABOVE, THE DELAWARE ACT AUTHORIZES        THE MASSACHUSETTS STATUTE DOES NOT CONTAIN A
                       THE GOVERNING INSTRUMENT OF A DST TO SET FORTH ANY     SPECIFIC PROVISION THAT ADDRESSES THE RECORD DATES
                       PROVISION RELATING TO RECORD DATES.                    OF MEETINGS OF SHAREHOLDERS OF AN MBT.

                       THE DE DECLARATION PROVIDES THAT, FOR PURPOSES OF      THE MA DECLARATION PROVIDES THAT, FOR THE PURPOSE
                       DETERMINING THE SHAREHOLDERS ENTITLED TO NOTICE        OF DETERMINING THE SHAREHOLDERS WHO ARE ENTITLED
                       OF, OR TO VOTE AT, ANY SHAREHOLDERS' MEETING OR        TO VOTE OR ACT AT ANY MEETING OR ANY ADJOURNMENT
                       ENTITLED TO GIVE CONSENT TO ACTION WITHOUT A           THEREOF, THE TRUSTEES MAY FROM TIME TO TIME FIX A
                       MEETING, THE BOARD MAY FIX IN ADVANCE A RECORD         TIME AS THE RECORD DATE FOR DETERMINING THE
                       DATE THAT MAY NOT BE MORE THAN ONE HUNDRED AND         SHAREHOLDERS HAVING THE RIGHT TO NOTICE OF AND TO
                       EIGHTY DAYS NOR LESS THAN SEVEN DAYS BEFORE THE        VOTE AT SUCH MEETING AND ANY ADJOURNMENT THEREOF,
                       DATE OF THE SHAREHOLDERS' MEETING.                     AND IN SUCH CASE ONLY SHAREHOLDERS OF RECORD ON
                                                                              THE RECORD DATE SHALL HAVE SUCH RIGHT,
                                                                              NOTWITHSTANDING ANY TRANSFER OF SHARES ON THE
                                                                              BOOKS OF THE TRUST AFTER THE RECORD DATE. WITHOUT
                                                                              FIXING A RECORD DATE, THE TRUSTEES MAY CLOSE THE
                                                                              REGISTER OR TRANSFER BOOKS FOR ALL OR ANY PART OF
                                                                              THE PERIOD BETWEEN A RECORD DATE AND A MEETING OF
                                                                              SHAREHOLDERS. THE MA DECLARATION FURTHER PROVIDES
                                                                              THAT NOTHING CONTAINED THEREIN SHALL BE CONSTRUED
                                                                              AS PRECLUDING THE TRUSTEES FROM SETTING DIFFERENT
                                                                              RECORD DATES FOR DIFFERENT SERIES.

                       PURSUANT TO THE DE DECLARATION, IF THE BOARD DOES      THE MA BY-LAWS PROVIDE THAT THE BOARD OF TRUSTEES
                       NOT FIX A RECORD DATE: (I) THE RECORD DATE FOR         MAY FIX A DATE NOT MORE THAN NINETY (90) DAYS
                       DETERMINING SHAREHOLDERS ENTITLED TO NOTICE OF,        BEFORE THE DATE OF A MEETING OF SHAREHOLDERS. IN
                       AND TO VOTE AT, A MEETING WILL BE AT THE CLOSE OF      THE ABSENCE OF SUCH FIXED RECORD DATE: (I) THE
                       BUSINESS ON THE BUSINESS DAY NEXT PRECEDING THE        DATE FOR DETERMINATION OF SHAREHOLDERS SHALL BE
                       DAY ON WHICH NOTICE IS GIVEN, OR, IF NOTICE IS         THE LATER OF THE CLOSE OF BUSINESS ON THE DAY ON



                                    Delaware Statutory Trust                      Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       WAIVED, AT THE CLOSE OF BUSINESS ON THE BUSINESS       WHICH NOTICE OF THE MEETING IS MAILED OR THE
                       DAY WHICH IS FIVE BUSINESS DAYS NEXT PRECEDING TO      THIRTIETH DAY BEFORE THE MEETING; AND (II) THE
                       THE DAY ON WHICH THE MEETING IS HELD; AND (II) THE     DATE FOR DETERMINING SHAREHOLDERS ENTITLED TO
                       RECORD DATE FOR DETERMINING SHAREHOLDERS ENTITLED      RECEIVE PAYMENT OF A DIVIDEND OR AN ALLOTMENT OF
                       TO GIVE CONSENT TO ACTION IN WRITING WITHOUT A         ANY RIGHTS SHALL BE THE CLOSE OF BUSINESS ON THE
                       MEETING, (A) WHEN NO PRIOR ACTION BY THE BOARD HAS     DAY ON WHICH THE RESOLUTION OF THE BOARD OF
                       BEEN TAKEN, SHALL BE THE DAY ON WHICH THE FIRST        TRUSTEES IS ADOPTED.
                       WRITTEN CONSENT IS GIVEN, OR (B) WHEN PRIOR ACTION
                       OF THE BOARD HAS BEEN TAKEN, SHALL BE THE CLOSE OF
                       BUSINESS ON THE DAY ON WHICH THE BOARD ADOPTS THE
                       RESOLUTION TAKING SUCH PRIOR ACTION OR THE
                       SEVENTY-FIFTH DAY BEFORE THE DATE OF SUCH OTHER
                       ACTION, WHICHEVER IS LATER.

                       TO DETERMINE THE SHAREHOLDERS OF THE DE TRUST OR
                       ANY SERIES OR CLASS THEREOF ENTITLED TO PAYMENT OF
                       A DIVIDEND OR ANY OTHER DISTRIBUTION OF ASSETS OF
                       THE DE TRUST OR ANY SERIES OR CLASS THEREOF, THE
                       DE DECLARATION AUTHORIZES THE BOARD, FROM TIME TO
                       TIME, TO FIX A RECORD DATE, WHICH SHALL BE BEFORE
                       THE DATE FOR THE PAYMENT OF SUCH DIVIDEND OR SUCH
                       OTHER DISTRIBUTION. THE BOARD MAY SET DIFFERENT
                       RECORD DATES FOR DIFFERENT SERIES OR CLASSES.

                       Quorum for Shareholders' Meeting                       Quorum for Shareholders' Meeting
                       TO TRANSACT BUSINESS AT A SHAREHOLDERS' MEETING,       THE MA DECLARATION PROVIDES THAT, EXCEPT WHEN A
                       THE DE DECLARATION PROVIDES THAT, EXCEPT WHEN A        LARGER QUORUM IS REQUIRED BY THE 1940 ACT OR OTHER
                       LARGER QUORUM IS REQUIRED BY APPLICABLE LAW,           APPLICABLE LAW, THE MA BY-LAWS OR THE MA
                       THIRTY-THREE AND ONE-THIRD PERCENT OF THE SHARES       DECLARATION, 10% OF THE SHARES ENTITLED TO VOTE
                       PRESENT IN PERSON OR REPRESENTED BY PROXY AND          SHALL CONSTITUTE A QUORUM AT A SHAREHOLDERS'
                       ENTITLED TO VOTE AT THE MEETING SHALL CONSTITUTE A     MEETING. ANY MEETING OF SHAREHOLDERS MAY BE
                       QUORUM AT SUCH MEETING. WHEN A SEPARATE VOTE BY        ADJOURNED FROM TIME TO TIME BY A MAJORITY OF THE
                       ONE OR MORE SERIES OR CLASSES IS REQUIRED,             VOTES PROPERLY CAST UPON THE QUESTION, WHETHER OR
                       THIRTY-THREE AND ONE-THIRD PERCENT OF THE SHARES       NOT A QUORUM IS PRESENT, AND THE MEETING MAY BE
                       OF EACH SUCH SERIES OR CLASS PRESENT IN PERSON OR      HELD AS ADJOURNED WITHIN A REASONABLE TIME AFTER
                       REPRESENTED BY PROXY AND ENTITLED TO VOTE SHALL        THE DATE SET FOR THE ORIGINAL MEETING WITHOUT
                       CONSTITUTE A QUORUM AT SUCH SERIES OR CLASS            FURTHER NOTICE.
                       SHAREHOLDERS' MEETING.

                       Shareholder Vote                                       Shareholder Vote
                       THE DE DECLARATION PROVIDES THAT, SUBJECT TO ANY       THE MA BY-LAWS PROVIDE THAT, WHEN A QUORUM IS
                       PROVISION OF THE DE DECLARATION, THE DE BY-LAWS OR     PRESENT AT ANY MEETING, A MAJORITY OF THE SHARES
                       APPLICABLE LAW THAT REQUIRES A DIFFERENT VOTE: (I)     VOTED SHALL DECIDE ANY QUESTIONS AND A PLURALITY
                       IN ALL MATTERS OTHER THAN THE ELECTION OF              SHALL ELECT A TRUSTEE, EXCEPT WHEN A LARGER VOTE
                       TRUSTEES, THE AFFIRMATIVE VOTE OF THE MAJORITY OF      IS REQUIRED BY ANY PROVISION OF THE MA
                       VOTES CAST AT A SHAREHOLDERS' MEETING AT WHICH A       DECLARATION, THE MA BY-LAWS OR THE 1940 ACT OR
                       QUORUM IS PRESENT SHALL BE THE ACT OF THE              OTHER APPLICABLE LAW.
                       SHAREHOLDERS; AND (II) TRUSTEES SHALL BE ELECTED
                       BY A PLURALITY OF THE VOTES CAST AT A
                       SHAREHOLDERS' MEETING AT WHICH A QUORUM IS
                       PRESENT.

                       Shareholder Vote on Certain Transactions               Shareholder Vote on Certain Transactions
                       PURSUANT TO THE DE DECLARATION, THE BOARD, BY ACT      THE MA DECLARATION PROVIDES THAT THE TRUSTEES MAY
                       OF A MAJORITY OF THE TRUSTEES, MAY CAUSE THE           CAUSE THE ASSETS OF THE TRUST OR THE ASSETS OF ANY
                       MERGER OR CONSOLIDATION WITH OR INTO ONE OR MORE       ONE OR MORE SERIES TO BE MERGED INTO OR
                       STATUTORY TRUSTS OR OTHER BUSINESS ENTITIES            CONSOLIDATED WITH ANOTHER TRUST OR COMPANY, OR TO
                       FORMED, ORGANIZED OR EXISTING UNDER THE LAWS OF        THE TRUST TO BE HELD AS ASSETS BELONGING TO

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                                      E-14
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

                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       THE STATE OF DELAWARE, ANY OTHER STATE, THE UNITED     ANOTHER SERIES, OR ITS SHARES EXCHANGED UNDER OR
                       STATES OR ANY FOREIGN COUNTRY OR OTHER FOREIGN         PURSUANT TO ANY STATE OR FEDERAL STATUTE, IF ANY,
                       JURISDICTION. ANY SUCH MERGER OR CONSOLIDATION         OR OTHERWISE TO THE EXTENT PERMITTED BY LAW, IF
                       SHALL NOT REQUIRE THE VOTE OF THE SHAREHOLDERS         SUCH MERGER OR CONSOLIDATION OR SHARE EXCHANGE HAS
                       AFFECTED THEREBY, UNLESS SUCH VOTE IS REQUIRED BY      BEEN AUTHORIZED BY VOTE OF A MAJORITY OF THE
                       THE 1940 ACT, OR UNLESS SUCH MERGER OR                 OUTSTANDING SHARES, AS SUCH PHRASE IS DEFINED IN
                       CONSOLIDATION WOULD RESULT IN AN AMENDMENT OF THE      THE 1940 ACT; PROVIDED THAT IN ALL RESPECTS NOT
                       DE DECLARATION THAT WOULD OTHERWISE REQUIRE THE        GOVERNED BY STATUTE OR APPLICABLE LAW, THE
                       APPROVAL OF SUCH SHAREHOLDERS. ALSO, THE BOARD,        TRUSTEES SHALL HAVE POWER TO PRESCRIBE THE
                       BY ACT OF A MAJORITY OF THE TRUSTEES, MAY CAUSE        PROCEDURE NECESSARY OR APPROPRIATE TO ACCOMPLISH A
                       (I) THE DE TRUST TO CONVERT TO A COMMON-LAW TRUST,     SALE OF ASSETS, MERGER OR CONSOLIDATION.
                       A GENERAL PARTNERSHIP, LIMITED PARTNERSHIP OR A
                       LIMITED LIABILITY COMPANY ORGANIZED, FORMED OR
                       CREATED UNDER DELAWARE STATE LAW AS PERMITTED
                       UNDER THE DELAWARE ACT; (II) THE SHARES OF THE DE
                       TRUST OR ANY SERIES TO BE CONVERTED INTO
                       BENEFICIAL INTERESTS IN ANOTHER STATUTORY TRUST
                       (OR SERIES THEREOF) CREATED PURSUANT TO THE DE
                       DECLARATION; (III) THE SHARES TO BE EXCHANGED
                       UNDER OR PURSUANT TO ANY STATE OR FEDERAL STATUTE
                       TO THE EXTENT PERMITTED BY LAW; OR (IV) THE DE
                       TRUST TO SELL OR TRANSFER ALL OR SUBSTANTIALLY ALL
                       OF THE ASSETS OF THE DE TRUST OR ANY ONE OR MORE
                       OF ITS SERIES TO ANOTHER TRUST, STATUTORY TRUST,
                       PARTNERSHIP, LIMITED PARTNERSHIP, LIMITED
                       LIABILITY COMPANY, ASSOCIATION OR CORPORATION
                       ORGANIZED UNDER THE LAWS OF ANY STATE, OR TO ONE
                       OR MORE SEPARATE SERIES THEREOF, OR TO THE DE
                       TRUST TO BE HELD AS ASSETS OF ONE OR MORE OTHER
                       SERIES OF THE DE TRUST, IN EXCHANGE FOR CASH,
                       SHARES OR OTHER SECURITIES (WHICH MAY INCLUDE
                       SHARES OF SUCH OTHER SERIES) WHETHER OR NOT SUCH
                       SALE OR TRANSFER IS SUBJECT TO THE LIABILITIES OF
                       THE SERIES THE ASSETS OF WHICH ARE SO SOLD OR
                       TRANSFERRED; PROVIDED THAT, IF REQUIRED BY THE
                       1940 ACT, NO SUCH STATUTORY CONVERSION, SHARE
                       CONVERSION, SHARE EXCHANGE OR SALE OR TRANSFER OF
                       ASSETS SHALL BE EFFECTIVE UNLESS APPROVED (AT A
                       SHAREHOLDERS' MEETING CALLED FOR THAT PURPOSE) BY
                       THE "VOTE OF A MAJORITY OF THE OUTSTANDING VOTING
                       SECURITIES," AS DEFINED IN THE 1940 ACT, OF THE DE
                       TRUST OR SERIES, AS APPLICABLE.

                       Cumulative Voting                                      Cumulative Voting
                       THE DE DECLARATION PROVIDES THAT SHAREHOLDERS ARE      THE MA DECLARATION PROVIDES THAT THERE SHALL BE NO
                       NOT ENTITLED TO CUMULATIVE VOTING IN THE ELECTION      CUMULATIVE VOTING IN THE ELECTION OF TRUSTEES.
                       OF TRUSTEES OR ON ANY OTHER MATTER.

                       Proxies                                                Proxies
                       UNDER THE DELAWARE ACT, UNLESS OTHERWISE PROVIDED      THE MA STATUTE DOES NOT CONTAIN SPECIFIC
                       IN THE GOVERNING INSTRUMENT OF A DST, ON ANY           PROVISIONS WITH RESPECT TO THE SHAREHOLDERS OF AN
                       MATTER THAT IS TO BE VOTED ON BY THE TRUSTEES OR       MBT VOTING BY PROXY.
                       THE SHAREHOLDERS, THE TRUSTEES OR SHAREHOLDERS (AS
                       APPLICABLE) MAY VOTE IN PERSON OR BY PROXY AND         THE MA DECLARATION PROVIDES THAT SHARES MAY BE
                       SUCH PROXY MAY BE GRANTED IN WRITING, BY MEANS OF      VOTED IN PERSON OR BY PROXY. A PROXY WITH RESPECT

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                                      E-15

                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       "ELECTRONIC TRANSMISSION" (AS DEFINED IN THE           TO SHARES HELD IN THE NAME OF TWO OR MORE PERSONS
                       DELAWARE ACT) OR AS OTHERWISE PERMITTED BY             SHALL BE VALID IF EXECUTED BY ANY ONE OF THEM
                       APPLICABLE LAW. UNDER THE DELAWARE ACT, THE TERM       UNLESS AT OR PRIOR TO EXERCISE OF THE PROXY THE
                       "ELECTRONIC TRANSMISSION" IS DEFINED AS ANY FORM       TRUST RECEIVES A SPECIFIC WRITTEN NOTICE TO THE
                       OF COMMUNICATION NOT DIRECTLY INVOLVING THE            CONTRARY FROM ANY ONE OF THEM. A PROXY PURPORTING
                       PHYSICAL TRANSMISSION OF PAPER THAT CREATES A          TO BE EXECUTED BY OR ON BEHALF OF A SHAREHOLDER
                       RECORD THAT MAY BE RETAINED, RETRIEVED AND             SHALL BE DEEMED VALID UNLESS CHALLENGED AT OR
                       REVIEWED BY A RECIPIENT THEREOF AND THAT MAY BE        PRIOR TO ITS EXERCISE AND THE BURDEN OF PROVING
                       DIRECTLY REPRODUCED IN PAPER FORM BY SUCH A            THE INVALIDITY SHALL REST ON THE CHALLENGER.
                       RECIPIENT THROUGH AN AUTOMATED PROCESS.

                       THE DE DECLARATION PROVIDES THAT SHARES MAY BE         THE MA BY-LAWS PROVIDE THAT EVERY SHAREHOLDER
                       VOTED IN PERSON OR BY PROXY. THE DE BY-LAWS            ENTITLED TO VOTE FOR TRUSTEES OR ON ANY OTHER
                       PERMIT A SHAREHOLDER TO AUTHORIZE ANOTHER              MATTER SHALL HAVE THE RIGHT TO DO SO EITHER IN
                       PERSON(S) TO ACT AS PROXY BY SIGNING THE PROXY AND     PERSON OR BY ONE OR MORE AGENTS AUTHORIZED BY A
                       FILING IT WITH THE SECRETARY OF THE DE TRUST. A        WRITTEN PROXY SIGNED BY THE SHAREHOLDER AND FILED
                       PROXY IS DEEMED SIGNED IF THE SHAREHOLDER'S NAME       WITH THE SECRETARY OF THE TRUST. A PROXY SHALL BE
                       IS PLACED ON THE PROXY (WHETHER BY MANUAL              DEEMED SIGNED IF THE SHAREHOLDER'S NAME IS PLACED
                       SIGNATURE, TYPEWRITING, TELEGRAPHIC TRANSMISSION,      ON THE PROXY (WHETHER BY MANUAL SIGNATURE,
                       ELECTRONIC TRANSMISSION OR OTHERWISE) BY THE           TYPEWRITING, TELEGRAPHIC TRANSMISSION OR
                       SHAREHOLDER OR THE SHAREHOLDER'S                       OTHERWISE) BY THE SHAREHOLDER OR THE SHAREHOLDER'S
                       ATTORNEY-IN-FACT. A VALIDLY EXECUTED PROXY THAT        ATTORNEY-IN-FACT. A VALIDLY EXECUTED PROXY WHICH
                       DOES NOT STATE THAT IT IS IRREVOCABLE CONTINUES IN     DOES NOT STATE THAT IT IS IRREVOCABLE SHALL
                       FULL FORCE AND EFFECT UNLESS (I) REVOKED BY THE        CONTINUE IN FULL FORCE AND EFFECT UNLESS (I)
                       SHAREHOLDER EXECUTING IT BY A WRITTEN NOTICE           REVOKED BY THE SHAREHOLDER EXECUTING IT BY A
                       DELIVERED TO THE DE TRUST PRIOR TO THE EXERCISE OF     WRITTEN NOTICE DELIVERED TO THE TRUST PRIOR TO THE
                       THE PROXY OR BY THE SHAREHOLDER'S EXECUTION OF A       EXERCISE OF THE PROXY OR BY THE SHAREHOLDER'S
                       SUBSEQUENT PROXY OR ATTENDANCE AND VOTE IN PERSON      EXECUTION OF A SUBSEQUENT PROXY OR ATTENDANCE AND
                       AT THE MEETING; OR (II) WRITTEN NOTICE OF THE          VOTE IN PERSON AT THE MEETING; OR (II) WRITTEN
                       DEATH OR INCAPACITY OF THE SHAREHOLDER IS RECEIVED     NOTICE OF THE DEATH OR INCAPACITY OF THE
                       BY THE DE TRUST BEFORE THE PROXY'S VOTE IS             SHAREHOLDER IS RECEIVED BY THE TRUST BEFORE THE
                       COUNTED. UNLESS A PROXY EXPRESSLY PROVIDES             PROXY'S VOTE IS COUNTED; PROVIDED, HOWEVER, THAT
                       OTHERWISE, IT IS NOT VALID MORE THAN ELEVEN MONTHS     NO PROXY SHALL BE VALID AFTER THE EXPIRATION OF
                       AFTER ITS DATE. IN ADDITION, THE DE BY-LAWS            ELEVEN (11) MONTHS FROM THE DATE OF THE PROXY
                       PROVIDE THAT THE REVOCABILITY OF A PROXY THAT          UNLESS OTHERWISE PROVIDED IN THE PROXY. THE
                       STATES ON ITS FACE THAT IT IS IRREVOCABLE SHALL BE     REVOCABILITY OF A PROXY THAT STATES ON ITS FACE
                       GOVERNED BY THE PROVISIONS OF THE GENERAL              THAT IT IS IRREVOCABLE SHALL BE GOVERNED BY THE
                       CORPORATION LAW OF THE STATE OF DELAWARE.              APPLICABLE PROVISIONS OF THE BUSINESS CORPORATION
                                                                              LAW OF THE COMMONWEALTH OF MASSACHUSETTS.

                       THE DE BY-LAWS PROVIDE THAT THE DE TRUST MAY           THE MA BY-LAWS FURTHER PROVIDE THAT, WITH RESPECT
                       ACCEPT PROXIES BY ELECTRONIC TRANSMISSION (AS          TO ANY SHAREHOLDERS' MEETING, THE TRUST MAY ACCEPT
                       DEFINED IN THE DELAWARE ACT) OR TELEPHONIC,            PROXIES BY ANY ELECTRONIC, TELEPHONIC,
                       COMPUTERIZED, TELECOMMUNICATIONS OR ANY OTHER          COMPUTERIZED, TELECOMMUNICATIONS OR OTHER
                       REASONABLE ALTERNATIVE TO THE EXECUTION OF A           REASONABLE ALTERNATIVE TO THE EXECUTION OF A
                       WRITTEN INSTRUMENT AUTHORIZING THE PROXY TO ACT,       WRITTEN INSTRUMENT AUTHORIZING THE PROXY TO ACT,
                       PROVIDED THE SHAREHOLDER'S AUTHORIZATION IS            PROVIDED THE SHAREHOLDER'S AUTHORIZATION IS
                       RECEIVED WITHIN ELEVEN MONTHS BEFORE THE MEETING.      RECEIVED WITHIN ELEVEN (11) MONTHS BEFORE THE
                       A PROXY WITH RESPECT TO SHARES HELD IN THE NAME OF     MEETING. A PROXY WITH RESPECT TO SHARES HELD IN
                       TWO OR MORE PERSONS IS VALID IF EXECUTED BY ANY        THE NAME OF TWO OR MORE PERSONS SHALL BE VALID IF
                       ONE OF THEM UNLESS AT OR PRIOR TO EXERCISE OF THE      EXECUTED BY ANY ONE OF THEM UNLESS AT OR PRIOR TO
                       PROXY THE DE TRUST RECEIVES A SPECIFIC WRITTEN         EXERCISE OF THE PROXY THE TRUST RECEIVES A
                       NOTICE TO THE CONTRARY FROM ANY ONE OF THEM. A         SPECIFIC WRITTEN NOTICE TO THE CONTRARY FROM ANY
                       PROXY PURPORTING TO BE EXECUTED BY OR ON BEHALF OF     ONE OF THEM. A PROXY PURPORTING TO BE EXECUTED BY
                       A SHAREHOLDER SHALL BE DEEMED VALID UNLESS             OR ON BEHALF OF A SHAREHOLDER SHALL BE DEEMED
                       CHALLENGED AT OR PRIOR TO ITS EXERCISE AND THE         VALID UNLESS CHALLENGED AT OR PRIOR TO ITS
                       BURDEN OF PROVING INVALIDITY SHALL REST WITH THE       EXERCISE AND THE BURDEN OF PROVING INVALIDITY
                       CHALLENGER.                                            SHALL REST WITH THE CHALLENGER.



                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       Action by Written Consent                              Action by Written Consent
                       UNDER THE DELAWARE ACT, UNLESS OTHERWISE PROVIDED      THE MA STATUTE DOES NOT CONTAIN SPECIFIC
                       IN THE GOVERNING INSTRUMENT OF A DST, ON ANY           PROVISIONS WITH RESPECT TO ACTION TAKEN BY WRITTEN
                       MATTER THAT IS TO BE VOTED ON BY THE TRUSTEES OR       CONSENT OF THE SHAREHOLDERS OR THE TRUSTEES OF AN
                       THE SHAREHOLDERS, SUCH ACTION MAY BE TAKEN WITHOUT     MBT.
                       A MEETING, WITHOUT PRIOR NOTICE AND WITHOUT A VOTE
                       IF A WRITTEN CONSENT(S), SETTING FORTH THE ACTION
                       TAKEN, IS (ARE) SIGNED BY THE TRUSTEES OR
                       SHAREHOLDERS (AS APPLICABLE) HAVING NOT LESS THAN
                       THE MINIMUM NUMBER OF VOTES THAT WOULD BE
                       NECESSARY TO TAKE SUCH ACTION AT A MEETING AT
                       WHICH ALL TRUSTEES OR INTERESTS IN THE DST (AS
                       APPLICABLE) ENTITLED TO VOTE ON SUCH ACTION WERE
                       PRESENT AND VOTED. UNLESS OTHERWISE PROVIDED IN
                       THE GOVERNING INSTRUMENT, A CONSENT TRANSMITTED BY
                       "ELECTRONIC TRANSMISSION" (AS DEFINED IN THE
                       DELAWARE ACT) BY A TRUSTEE OR SHAREHOLDER (AS
                       APPLICABLE) OR BY A PERSON(S) AUTHORIZED TO ACT
                       FOR A TRUSTEE OR SHAREHOLDER (AS APPLICABLE) WILL
                       BE DEEMED TO BE WRITTEN AND SIGNED FOR THIS
                       PURPOSE.

                       Shareholders. THE DE DECLARATION AUTHORIZES            Shareholders. THE MA DECLARATION PROVIDES THAT
                       SHAREHOLDERS TO TAKE ACTION WITHOUT A MEETING AND      ANY ACTION TAKEN BY SHAREHOLDERS MAY BE TAKEN
                       WITHOUT PRIOR NOTICE IF A WRITTEN CONSENT(S)           WITHOUT A MEETING IF SHAREHOLDERS HOLDING A
                       SETTING FORTH THE ACTION TAKEN IS (ARE) SIGNED BY      MAJORITY OF THE SHARES ENTITLED TO VOTE ON THE
                       THE HOLDERS OF NOT LESS THAN THE MINIMUM NUMBER OF     MATTER (OR SUCH LARGER PROPORTION THEREOF AS SHALL
                       VOTES THAT WOULD BE NECESSARY TO AUTHORIZE OR TAKE     BE REQUIRED BY ANY EXPRESS PROVISION OF THE MA
                       THAT ACTION AT A MEETING AT WHICH ALL SHARES           DECLARATION OR BY THE MA BYLAWS) AND/OR HOLDING A
                       ENTITLE TO VOTE ON THAT ACTION WERE PRESENT AND        MAJORITY (OR SUCH LARGER PROPORTION AS AFORESAID)
                       VOTED. ANY SHAREHOLDER GIVING A WRITTEN CONSENT,       OF THE SHARES OF ANY SERIES OR CLASS ENTITLED TO
                       THE SHAREHOLDER'S PROXY HOLDERS, OR A PERSONAL         VOTE SEPARATELY ON THE MATTER CONSENT TO THE
                       REPRESENTATIVE OF THE SHAREHOLDER MAY REVOKE THE       ACTION IN WRITING AND SUCH WRITTEN CONSENTS ARE
                       CONSENT BY A WRITING RECEIVED BY THE SECRETARY OF      FILED WITH THE RECORDS OF THE MEETINGS OF
                       THE DE TRUST BEFORE WRITTEN CONSENTS OF THE NUMBER     SHAREHOLDERS. SUCH CONSENT SHALL BE TREATED FOR
                       OF SHARES REQUIRED TO AUTHORIZE THE PROPOSED           ALL PURPOSES AS A VOTE TAKEN AT A MEETING OF
                       ACTION HAVE BEEN FILED WITH THE SECRETARY. IF THE      SHAREHOLDERS.
                       CONSENTS OF ALL SHAREHOLDERS ENTITLED TO VOTE HAVE
                       NOT BEEN SOLICITED IN WRITING AND IF THE UNANIMOUS
                       WRITTEN CONSENT OF ALL SUCH SHAREHOLDERS HAVE NOT
                       BEEN RECEIVED, THE SECRETARY SHALL GIVE PROMPT
                       NOTICE OF THE ACTION TAKEN WITHOUT A MEETING TO
                       SUCH SHAREHOLDERS. THIS NOTICE SHALL BE GIVEN IN
                       THE MANNER SPECIFIED IN THE DE BY-LAWS.

                       Board of Trustees. THE DE DECLARATION AUTHORIZES       Board of Trustees. THE MA BY-LAWS PROVIDE THAT,
                       THE BOARD OR ANY COMMITTEE OF THE BOARD TO TAKE        EXCEPT AS REQUIRED BY LAW, INCLUDING THE 1940 ACT
                       ACTION WITHOUT A MEETING IF A MAJORITY OF THE          AND THE RULES AND REGULATIONS THEREUNDER, ON ANY
                       MEMBERS OF THE BOARD, OR COMMITTEE THEREOF, AS THE     MATTER REQUIRED OR PERMITTED TO BE VOTED ON BY THE
                       CASE MAY BE, COLLECTIVELY CONSENT IN WRITING TO        BOARD OF TRUSTEES OR A COMMITTEE OF THE BOARD OF
                       THAT ACTION.                                           TRUSTEES, THE BOARD OF TRUSTEES OR COMMITTEE

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                                      E-17

                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       THE DE BY-LAWS PROVIDE THAT, EXCEPT AS REQUIRED BY     THEREOF MAY TAKE SUCH ACTION WITHOUT A MEETING,
                       LAW, INCLUDING THE 1940 ACT AND THE RULES AND          WITHOUT PRIOR NOTICE AND WITHOUT A VOTE, IF A
                       REGULATIONS THEREUNDER, ON ANY MATTER REQUIRED OR      CONSENT OR CONSENTS IN WRITING, SETTING FORTH THE
                       PERMITTED TO BE VOTED ON BY THE BOARD OR A             ACTION SO TAKEN, SHALL BE SIGNED BY THE TRUSTEES
                       COMMITTEE OF THE BOARD, THE BOARD OR COMMITTEE         HAVING NOT LESS THAN THE MINIMUM NUMBER OF VOTES
                       THEREOF MAY TAKE SUCH ACTION WITHOUT A MEETING,        THAT WOULD BE NECESSARY TO AUTHORIZE OR TAKE SUCH
                       WITHOUT PRIOR NOTICE AND WITHOUT A VOTE, IF A          ACTION AT A MEETING AT WHICH ALL TRUSTEES ENTITLED
                       CONSENT OR CONSENTS IN WRITING, SETTING FORTH THE      TO VOTE THEREON WERE PRESENT AND VOTED.
                       ACTION SO TAKEN, SHALL BE SIGNED BY THE TRUSTEES
                       HAVING NOT LESS THAN THE MINIMUM NUMBER OF VOTES
                       THAT WOULD BE NECESSARY TO AUTHORIZE OR TAKE SUCH
                       ACTION AT A MEETING AT WHICH ALL TRUSTEES ENTITLED
                       TO VOTE THEREON WERE PRESENT AND VOTED.

REMOVAL OF TRUSTEES    THE GOVERNING INSTRUMENT OF A DST MAY CONTAIN ANY      THE MA STATUTE DOES NOT CONTAIN SPECIFIC
                       PROVISION RELATING TO THE REMOVAL OF TRUSTEES;         PROVISIONS WITH RESPECT TO THE REMOVAL OF THE
                       PROVIDED HOWEVER, THAT THERE SHALL AT ALL TIMES BE     TRUSTEES OF AN MBT.
                       AT LEAST ONE TRUSTEE OF THE DST.

                       UNDER THE DE DECLARATION, ANY TRUSTEE MAY BE           THE MA DECLARATION PROVIDES THAT THE TRUSTEES MAY
                       REMOVED, WITH OR WITHOUT CAUSE, BY THE BOARD, BY       REMOVE TRUSTEES WITH OR WITHOUT CAUSE.
                       ACTION OF A MAJORITY OF THE TRUSTEES THEN IN
                       OFFICE AT A DULY CONSTITUTED MEETING.
                       SHAREHOLDERS HAVE THE POWER TO REMOVE A TRUSTEE
                       ONLY TO THE EXTENT PROVIDED BY THE 1940 ACT AND
                       THE RULES AND REGULATIONS THEREUNDER.

VACANCIES ON BOARD     THE DE DECLARATION PROVIDES THAT VACANCIES ON THE      THE MA DECLARATION PROVIDES THAT THE TRUSTEES MAY
OF TRUSTEES            BOARD MAY BE FILLED BY ACTION OF A MAJORITY OF THE     FILL VACANCIES ON THE BOARD OF TRUSTEES, INCLUDING
                       TRUSTEES THEN IN OFFICE AT A DULY CONSTITUTED          VACANCIES ARISING FROM AN INCREASE IN THE NUMBER
                       MEETING. NO SUCH VACANCY SHALL OPERATE TO              OF TRUSTEES. NO SUCH VACANCY SHALL OPERATE TO
                       DISSOLVE THE DE TRUST OR ANY OF ITS SERIES OR TO       ANNUL THE MA DECLARATION OR TO REVOKE ANY EXISTING
                       REVOKE ANY EXISTING AGENCY CREATED PURSUANT TO THE     AGENCY CREATED PURSUANT TO THE TERMS OF THE MA
                       TERMS OF THE DE DECLARATION. WHENEVER A VACANCY        DECLARATION.
                       IN THE BOARD OCCURS, UNTIL SUCH VACANCY IS FILLED
                       AS PROVIDED IN THE DE DECLARATION, THE TRUSTEE(S)
                       IN OFFICE, REGARDLESS OF THE NUMBER, SHALL HAVE
                       ALL THE POWERS GRANTED TO THE BOARD AND SHALL
                       DISCHARGE ALL THE DUTIES IMPOSED UPON THE BOARD BY
                       THE DE DECLARATION. IN THE EVENT OF THE DEATH,
                       DECLINATION, RESIGNATION, RETIREMENT, REMOVAL,
                       DECLARATION AS BANKRUPT OR INCAPACITY OF ALL OF
                       THE THEN TRUSTEES, THE DE TRUST'S INVESTMENT
                       ADVISER(S) IS (ARE) EMPOWERED TO APPOINT NEW
                       TRUSTEES SUBJECT TO THE PROVISIONS OF SECTION
                       16(A) OF THE 1940 ACT.

                       THE DE BY-LAWS PROVIDE THAT VACANCIES IN THE BOARD     THE MA BY-LAWS PROVIDE THAT VACANCIES IN THE BOARD
                       MAY BE FILLED BY A MAJORITY OF THE REMAINING           OF TRUSTEES MAY BE FILLED BY A MAJORITY OF THE
                       TRUSTEES, THOUGH LESS THAN A QUORUM, OR BY A SOLE      REMAINING TRUSTEES, THOUGH LESS THAN A QUORUM, OR
                       REMAINING TRUSTEE, UNLESS THE BOARD CALLS A            BY A SOLE REMAINING TRUSTEE, UNLESS THE BOARD OF
                       MEETING OF SHAREHOLDERS FOR THE PURPOSE OF FILLING     TRUSTEES CALLS A MEETING OF SHAREHOLDERS FOR THE
                       SUCH VACANCIES; PROVIDED THAT, WHENEVER AND FOR SO     PURPOSE OF FILLING SUCH VACANCIES.
                       LONG AS THE DE TRUST IS A PARTICIPANT IN OR            NOTWITHSTANDING THE ABOVE, WHENEVER AND FOR SO


                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       OTHERWISE HAS IN EFFECT A PLAN UNDER RULE 12B-1        LONG AS THE TRUST IS A PARTICIPANT IN OR OTHERWISE
                       UNDER THE 1940 ACT, THE SELECTION AND NOMINATION       HAS IN EFFECT A PLAN UNDER WHICH THE TRUST MAY BE
                       OF THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS"       DEEMED TO BEAR EXPENSES OF DISTRIBUTING ITS SHARES
                       OF THE DE TRUST, AS DEFINED IN THE 1940 ACT (THE       AS THAT PRACTICE IS DESCRIBED IN RULE 12B-1 UNDER
                       "INDEPENDENT TRUSTEES"), IS COMMITTED TO THE           THE 1940 ACT, THEN THE SELECTION AND NOMINATION OF
                       DISCRETION OF THE INDEPENDENT TRUSTEES. IF ALL         THE TRUSTEES WHO ARE NOT "INTERESTED PERSONS" OF
                       TRUSTEE OFFICES BECOME VACANT, AN AUTHORIZED           THE TRUST, AS THAT TERM IS DEFINED IN THE 1940 ACT
                       OFFICER OF DELAWARE MANAGEMENT COMPANY, A SERIES       (THE "INDEPENDENT TRUSTEES") SHALL BE, AND IS,
                       OF DELAWARE MANAGEMENT BUSINESS TRUST, OR ANY          COMMITTED TO THE DISCRETION OF THE INDEPENDENT
                       SUCCESSOR ENTITY THERETO OR AFFILIATE THEREOF          TRUSTEES.
                       SERVING AS INVESTMENT ADVISER TO THE DE TRUST
                       ("DMC"), ON BEHALF OF DMC, SHALL SERVE AS THE SOLE     THE MA BY-LAWS FURTHER PROVIDE THAT, IN THE EVENT
                       REMAINING TRUSTEE EFFECTIVE UPON THE VACANCY IN        THAT ALL TRUSTEE OFFICES BECOME VACANT, AN
                       THE OFFICE OF THE LAST TRUSTEE. IN SUCH CASE,          AUTHORIZED OFFICER OF DELAWARE MANAGEMENT COMPANY,
                       SUCH OFFICER OF DMC, AS THE SOLE REMAINING             A SERIES OF DELAWARE MANAGEMENT BUSINESS TRUST, OR
                       TRUSTEE, SHALL, AS SOON AS PRACTICABLE, FILL ALL       ANY SUCCESSOR ENTITY THERETO OR AFFILIATE THEREOF
                       OF THE VACANCIES ON THE BOARD OF TRUSTEES;             SERVING AS INVESTMENT ADVISER TO THE TRUST
                       PROVIDED THAT, UPON FILLING SUCH VACANCIES, THE        ("DMC"), ON BEHALF OF DMC, SHALL SERVE AS THE SOLE
                       PERCENTAGE OF TRUSTEES WHO ARE INDEPENDENT             REMAINING TRUSTEE EFFECTIVE UPON THE VACANCY IN
                       TRUSTEES SHALL BE NO LESS THAN THAT REQUIRED BY        THE OFFICE OF THE LAST TRUSTEE. IN SUCH CASE,
                       THE 1940 ACT. THEREUPON, SUCH OFFICER OF DMC           SUCH OFFICER OF DMC, AS THE SOLE REMAINING
                       SHALL RESIGN AS TRUSTEE AND A MEETING OF THE           TRUSTEE, SHALL, AS SOON AS PRACTICABLE, FILL ALL
                       SHAREHOLDERS SHALL BE CALLED, AS REQUIRED BY THE       OF THE VACANCIES ON THE BOARD OF TRUSTEES;
                       1940 ACT, FOR THE ELECTION OF TRUSTEES.                PROVIDED, HOWEVER, THAT, UPON FILLING SUCH
                                                                              VACANCIES, THE PERCENTAGE OF TRUSTEES WHO ARE
                                                                              INDEPENDENT TRUSTEES OF THE TRUST SHALL BE NO LESS
                                                                              THAN THAT REQUIRED BY THE 1940 ACT. THEREUPON,
                                                                              SUCH OFFICER OF DMC SHALL RESIGN AS TRUSTEE AND A
                                                                              MEETING OF THE SHAREHOLDERS SHALL BE CALLED, AS
                                                                              REQUIRED BY THE 1940 ACT, FOR THE ELECTION OF
                                                                              TRUSTEES.

                                                                              THE MA BY-LAWS ALSO PROVIDE THAT WHENEVER A
                                                                              VACANCY IN THE BOARD OF TRUSTEES SHALL OCCUR (BY
                                                                              REASON OF DEATH, RESIGNATION, REMOVAL, AN INCREASE
                                                                              IN THE AUTHORIZED NUMBER OF TRUSTEES OR OTHER
                                                                              CAUSE), UNTIL SUCH VACANCY IS FILLED AS PROVIDED
                                                                              HEREIN OR THE NUMBER OF AUTHORIZED TRUSTEES
                                                                              CONSTITUTING THE BOARD OF TRUSTEES IS DECREASED
                                                                              PURSUANT TO THE MA DECLARATION, THE TRUSTEE(S)
                                                                              THEN IN OFFICE, REGARDLESS OF THE NUMBER AND EVEN
                                                                              IF LESS THAN A QUORUM, SHALL HAVE ALL THE POWERS
                                                                              GRANTED TO THE BOARD OF TRUSTEES AND SHALL
                                                                              DISCHARGE ALL THE DUTIES IMPOSED UPON THE BOARD OF
                                                                              TRUSTEES BY THE MA DECLARATION AND THE MA BY-LAWS
                                                                              AS THOUGH SUCH NUMBER CONSTITUTES THE ENTIRE BOARD
                                                                              OF TRUSTEES.

SHAREHOLDER            UNDER THE DELAWARE ACT, EXCEPT TO THE EXTENT           THE MASSACHUSETTS STATUTE DOES NOT INCLUDE AN
LIABILITY              OTHERWISE PROVIDED IN THE GOVERNING INSTRUMENT OF      EXPRESS PROVISION RELATING TO THE LIMITATION OF
                       A DST, SHAREHOLDERS OF A DST ARE ENTITLED TO THE       LIABILITY OF THE BENEFICIAL OWNERS OF AN MBT.
                       SAME LIMITATION OF PERSONAL LIABILITY EXTENDED TO      THEREFORE, THE OWNERS OF AN MBT COULD POTENTIALLY
                       SHAREHOLDERS OF A PRIVATE CORPORATION ORGANIZED        BE LIABLE FOR THE OBLIGATIONS OF THE MBT,
                       FOR PROFIT UNDER THE GENERAL CORPORATION LAW OF        NOTWITHSTANDING ANY EXPRESS PROVISION IN THE
                       THE STATE OF DELAWARE (SUCH SHAREHOLDERS ARE           GOVERNING INSTRUMENT STATING THAT THE BENEFICIAL
                       GENERALLY NOT LIABLE FOR THE OBLIGATIONS OF THE        OWNERS ARE NOT PERSONALLY LIABLE IN CONNECTION
                       CORPORATION).                                          WITH TRUST PROPERTY OR THE ACTS, OBLIGATIONS OR
                                                                              AFFAIRS OF THE MBT.

                                     Delaware Statutory Trust                            Massachusetts Business Trust
                       ---------------------------------------------------    --------------------------------------------------
                       UNDER THE DE DECLARATION, SHAREHOLDERS ARE             THE MA BY-LAWS PROVIDE THAT, IN CASE ANY
                       ENTITLED TO THE SAME LIMITATION OF PERSONAL            SHAREHOLDER OR FORMER SHAREHOLDER SHALL BE HELD TO
                       LIABILITY AS THAT EXTENDED TO SHAREHOLDERS OF A        BE PERSONALLY LIABLE SOLELY BY REASON OF HIS OR
                       PRIVATE CORPORATION ORGANIZED FOR PROFIT UNDER THE     HER BEING OR HAVING BEEN A SHAREHOLDER OF THE
                       GENERAL CORPORATION LAW OF THE STATE OF DELAWARE.      TRUST OR OF A PARTICULAR SERIES OR CLASS THEREOF
                       HOWEVER, THE BOARD MAY CAUSE ANY SHAREHOLDER TO        AND NOT BECAUSE OF HIS OR HER ACTS OR OMISSIONS OR
                       PAY FOR CHARGES OF THE DE TRUST'S CUSTODIAN OR         FOR SOME OTHER REASON, THE SHAREHOLDER OR FORMER
                       TRANSFER, DIVIDEND DISBURSING, SHAREHOLDER             SHAREHOLDER (OR HIS OR HER HEIRS, EXECUTORS,
                       SERVICING OR SIMILAR AGENT BY SETTING OFF SUCH         ADMINISTRATORS OR OTHER LEGAL REPRESENTATIVES OR
                       AMOUNT DUE FROM SUCH SHAREHOLDER FROM (I) DECLARED     IN THE CASE OF A CORPORATION OR OTHER ENTITY, ITS
                       BUT UNPAID DIVIDENDS OR DISTRIBUTIONS OWED SUCH        CORPORATE OR OTHER GENERAL SUCCESSOR) SHALL BE
                       SHAREHOLDER, OR (II) A REDUCTION IN THE NUMBER OF      ENTITLED OUT OF THE ASSETS OF THE SERIES OR IN THE
                       SHARES IN THE ACCOUNT OF SUCH SHAREHOLDER BY THAT      CASE OF A CLASS, ALLOCABLE TO SUCH CLASS, OF WHICH
                       NUMBER OF FULL AND/OR FRACTIONAL SHARES WHICH          HE IS A SHAREHOLDER OR FORMER SHAREHOLDER TO BE
                       REPRESENTS THE OUTSTANDING AMOUNT OF SUCH CHARGES      HELD HARMLESS FROM THE INDEMNIFIED AGAINST ALL
                       DUE FROM SUCH SHAREHOLDER.                             LOSS AND EXPENSE ARISING FROM SUCH LIABILITY.

TRUSTEE/AGENT          SUBJECT TO THE PROVISIONS IN THE GOVERNING             THE MASSACHUSETTS STATUTE DOES NOT INCLUDE AN
LIABILITY              INSTRUMENT, THE DELAWARE ACT PROVIDES THAT A           EXPRESS PROVISION LIMITING THE LIABILITY OF THE
                       TRUSTEE OR ANY OTHER PERSON APPOINTED, ELECTED OR      TRUSTEES OF AN MBT. THE TRUSTEES OF AN MBT COULD
                       ENGAGED TO MANAGE THE DST, WHEN ACTING IN SUCH         POTENTIALLY BE HELD PERSONALLY LIABLE FOR THE
                       CAPACITY, WILL NOT BE PERSONALLY LIABLE TO ANY         OBLIGATIONS OF THE MBT.
                       PERSON OTHER THAN THE DST OR A SHAREHOLDER OF THE
                       DST FOR ANY ACT, OMISSION OR OBLIGATION OF THE DST
                       OR ANY TRUSTEE. TO THE EXTENT THAT AT LAW OR IN
                       EQUITY, A TRUSTEE HAS DUTIES (INCLUDING FIDUCIARY
                       DUTIES) AND LIABILITIES TO THE DST AND ITS
                       SHAREHOLDERS, SUCH DUTIES AND LIABILITIES MAY BE
                       EXPANDED OR RESTRICTED BY THE GOVERNING INSTRUMENT.

                       THE DE DECLARATION PROVIDES THAT TO THE FULLEST        THE MA DECLARATION PROVIDES THAT THE TRUSTEES
                       EXTENT THAT LIMITATIONS ON THE LIABILITY OF            SHALL NOT BE RESPONSIBLE FOR LIABLE IN ANY EVENT
                       TRUSTEES AND OFFICERS ARE PERMITTED BY THE             FOR ANY NEGLECT OR WRONG-DOING OF ANY OFFICER,
                       DELAWARE ACT, THE OFFICERS AND TRUSTEES ARE NOT        AGENT, EMPLOYEE, MANAGER OR PRINCIPAL UNDERWRITER
                       RESPONSIBLE OR LIABLE IN ANY EVENT FOR ANY ACT OR      OF THE TRUST, NOR SHALL ANY TRUSTEE BE RESPONSIBLE
                       OMISSION OF ANY AGENT, EMPLOYEE, INVESTMENT            FOR THE ACT OR OMISSION OF ANY OTHER TRUSTEE, BUT
                       ADVISER OR PRINCIPAL UNDERWRITER OF THE DE TRUST,      NOTHING THEREIN CONTAINED SHALL PROTECT ANY
                       OR WITH RESPECT TO EACH TRUSTEE AND OFFICER, THE       TRUSTEE AGAINST ANY LIABILITY TO WHICH HE WOULD
                       ACT OR OMISSION OF ANY OTHER TRUSTEE OR OFFICER,       OTHERWISE BE SUBJECT BY REASON OF WILLFUL
                       RESPECTIVELY. THIS LIMITATION ON LIABILITY             MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE OR
                       APPLIES TO EVENTS OCCURRING AT THE TIME THE PERSON     RECKLESS DISREGARD OF THE DUTIES INVOLVED IN THE
                       SERVES AS A TRUSTEE OR OFFICER OF THE DE TRUST         CONDUCT OF HIS OR HER OFFICE.
                       WHETHER OR NOT SUCH PERSON IS A TRUSTEE OR OFFICER
                       AT THE TIME OF ANY PROCEEDING IN WHICH LIABILITY       THE MA DECLARATION FURTHER PROVIDES THAT EVERY
                       IS ASSERTED. NOTHING IN THE DE DECLARATION             NOTE, BOND, CONTRACT, INSTRUMENT, CERTIFICATE OR
                       PROTECTS ANY OFFICER OR TRUSTEE FROM OR AGAINST        UNDERTAKING AND EVERY OTHER ACT OR THING
                       ANY LIABILITY TO THE DE TRUST OR ANY SHAREHOLDER       WHATSOEVER ISSUED, EXECUTED OR DONE BY OR ON



                                    Delaware Statutory Trust                              Massachusetts Business Trust
                       --------------------------------------------------     ---------------------------------------------------
                       TO WHICH SUCH OFFICER OR TRUSTEE WOULD OTHERWISE       BEHALF OF THE TRUST OR THE TRUSTEES OR ANY OF THEM
                       BE SUBJECT BY REASON OF WILLFUL MISFEASANCE, BAD       IN CONNECTION WITH THE TRUST SHALL BE CONCLUSIVELY
                       FAITH, GROSS NEGLIGENCE OR RECKLESS DISREGARD OF       DEEMED TO HAVE BEEN ISSUED, EXECUTED OR DONE ONLY
                       THE DUTIES INVOLVED IN THE CONDUCT OF SUCH             IN OR WITH RESPECT TO THEIR OR HIS OR HER CAPACITY
                       PERSON'S OFFICE (SUCH REASONS REFERRED TO AS           AS TRUSTEES OR TRUSTEE, AND SUCH TRUSTEES OR
                       "DISQUALIFYING CONDUCT"). EVERY CONTRACT, ACT OR       TRUSTEE SHALL NOT BE PERSONALLY LIABLE THEREON.
                       DOCUMENT WHATSOEVER ISSUED, EXECUTED OR DONE BY OR
                       ON BEHALF OF THE DE TRUST, THE OFFICERS OR THE
                       TRUSTEES OR ANY OF THEM IN CONNECTION WITH THE DE
                       TRUST SHALL BE CONCLUSIVELY DEEMED TO HAVE BEEN
                       ISSUED, EXECUTED OR DONE ONLY IN SUCH PERSON'S
                       CAPACITY AS TRUSTEE AND/OR AS OFFICER, AND SUCH
                       TRUSTEE OR OFFICER, AS APPLICABLE, SHALL NOT BE
                       PERSONALLY LIABLE THEREFORE, EXCEPT FOR
                       DISQUALIFYING CONDUCT. NO OFFICER OR TRUSTEE
                       SHALL BE LIABLE TO THE DE TRUST FOR ERRORS OF
                       JUDGMENT OR MISTAKES OF FACT OR LAW. THE OFFICERS
                       AND TRUSTEES MAY OBTAIN THE ADVICE OF COUNSEL OR
                       OTHER EXPERTS WITH RESPECT TO THE MEANING AND
                       OPERATION OF THE DE DECLARATION AND THEIR DUTIES
                       AS OFFICERS OR TRUSTEES. NO SUCH OFFICER OR
                       TRUSTEE SHALL BE LIABLE FOR ANY ACT OR OMISSION IN
                       ACCORDANCE WITH SUCH ADVICE AND NO INFERENCE
                       CONCERNING LIABILITY SHALL ARISE FROM A FAILURE TO
                       FOLLOW SUCH ADVICE. THE OFFICERS AND TRUSTEES ARE
                       NOT REQUIRED TO GIVE ANY BOND AS SUCH, NOR ANY
                       SURETY IF A BOND IS REQUIRED.

INDEMNIFICATION        SUBJECT TO SUCH STANDARDS AND RESTRICTIONS, IF         ALTHOUGH THE MASSACHUSETTS STATUTE IS SILENT AS TO
                       ANY, CONTAINED IN THE GOVERNING INSTRUMENT OF A        THE INDEMNIFICATION OF TRUSTEES, OFFICERS AND
                       DST, THE DELAWARE ACT AUTHORIZES A DST TO              SHAREHOLDERS, INDEMNIFICATION IS EXPRESSLY
                       INDEMNIFY AND HOLD HARMLESS ANY TRUSTEE,               PROVIDED FOR IN THE MA DECLARATION.
                       SHAREHOLDER OR OTHER PERSON FROM AND AGAINST ANY
                       AND ALL CLAIMS AND DEMANDS.

                       PURSUANT TO THE DE DECLARATION, THE DE TRUST, OUT      THE MA DECLARATION PROVIDES THAT THE TRUST SHALL
                       OF THE DE TRUST'S PROPERTY, SHALL INDEMNIFY AND        INDEMNIFY EACH OF ITS TRUSTEES AND OFFICERS
                       HOLD HARMLESS EACH AND EVERY OFFICER AND TRUSTEE       (INCLUDING PERSONS WHO SERVE AT THE TRUST'S
                       FROM AND AGAINST ANY AND ALL CLAIMS AND DEMANDS        REQUEST AS DIRECTORS, OFFICERS OR TRUSTEES OF
                       WHATSOEVER ARISING OUT OF OR RELATED TO SUCH           ANOTHER ORGANIZATION IN WHICH THE TRUST HAS ANY
                       OFFICER'S OR TRUSTEE'S PERFORMANCE OF HIS OR HER       INTEREST AS A SHAREHOLDER, CREDITOR OR OTHERWISE)
                       DUTIES AS AN OFFICER OR TRUSTEE OF THE DE TRUST.       (HEREINAFTER REFERRED TO AS A "COVERED PERSON")
                       NOTHING IN THE DE DECLARATION INDEMNIFIES OR HOLD      AGAINST ALL LIABILITIES AND EXPENSES, INCLUDING
                       HARMLESS ANY OFFICER OR TRUSTEE FROM OR AGAINST        BUT NOT LIMITED TO AMOUNTS PAID IN SATISFACTION OF
                       ANY LIABILITY TO THE DE TRUST OR ANY SHAREHOLDER       JUDGMENTS, IN COMPROMISE OR AS FINES AND
                       TO WHICH SUCH OFFICER OR TRUSTEE WOULD OTHERWISE       PENALTIES, AND COUNSEL FEES INCURRED BY ANY
                       BE SUBJECT BY REASON OF DISQUALIFYING CONDUCT.         COVERED PERSON IN CONNECTION WITH THE DEFENSE OR
                                                                              DISPOSITION OF ANY ACTION, SUIT OR OTHER
                       THE DE BY-LAWS PROVIDE THAT THE DE TRUST SHALL         PROCEEDING, WHETHER CIVIL OR CRIMINAL, BEFORE ANY
                       INDEMNIFY ANY PERSON WHO WAS OR IS A PARTY OR IS       COURT OR ADMINISTRATIVE OR LEGISLATIVE BODY, IN
                       THREATENED TO BE MADE A PARTY TO ANY:                  WHICH SUCH COVERED PERSON MAY BE OR MAY HAVE
                       o PROCEEDING (OTHER THAN AN ACTION BY OR IN            BEEN INVOLVED AS A PARTY OR OTHERWISE OR WITH WHICH
                         THE RIGHT OF THE DE TRUST) BY REASON OF THE FACT     SUCH COVERED PERSON MAY BE OR MAY HAVE BEEN
                         THAT SUCH PERSON IS OR WAS AN AGENT OF THE           THREATENED, WHILE IN OFFICE OR THEREAFTER, BY
                         DE TRUST, AGAINST EXPENSES, JUDGMENTS,               REASON OF BEING OR HAVING BEEN SUCH A COVERED


                                     Delaware Statutory Trust                            Massachusetts Business Trust
                       ----------------------------------------------------   --------------------------------------------------
                         PENALTIES, FINES, SETTLEMENTS AND OTHER              PERSON EXCEPT WITH RESPECT TO ANY MATTER AS TO
                         AMOUNTS ACTUALLY AND REASONABLY INCURRED IN          WHICH SUCH COVERED PERSON SHALL HAVE BEEN FINALLY
                         CONNECTION WITH SUCH PROCEEDING, IF SUCH             ADJUDICATED IN ANY SUCH ACTION, SUIT OR OTHER
                         PERSON ACTED IN GOOD FAITH AND IN A MANNER           PROCEEDING TO BE LIABLE TO THE TRUST OR ITS
                         THAT SUCH PERSON REASONABLY BELIEVED TO BE IN        SHAREHOLDERS BY REASON OF WILLFUL MISFEASANCE, BAD
                         THE BEST INTERESTS OF THE DE TRUST AND IN THE        FAITH, GROSS NEGLIGENCE OR RECKLESS DISREGARD OF
                         CASE OF A CRIMINAL PROCEEDING, HAD NO                THE DUTIES INVOLVED IN THE CONDUCT OF SUCH COVERED
                         REASONABLE CAUSE TO BELIEVE SUCH PERSON'S            PERSON'S OFFICE. EXPENSES, INCLUDING COUNSEL FEES
                         CONDUCT WAS UNLAWFUL; OR                             SO INCURRED BY ANY SUCH COVERED PERSON (BUT
                       o THREATENED, PENDING OR COMPLETED ACTION              EXCLUDING AMOUNTS PAID IN SATISFACTION OF
                         BY OR IN THE RIGHT OF THE DE TRUST TO PROCURE        JUDGMENTS, IN COMPROMISE OR AS FINES OR
                         A JUDGMENT IN ITS FAVOR BY REASON OF THE FACT        PENALTIES), SHALL BE PAID FROM TIME TO TIME BY THE
                         THAT THE PERSON IS OR WAS AN AGENT OF THE DE         TRUST IN ADVANCE OF THE FINAL DISPOSITION OF ANY
                         TRUST, AGAINST EXPENSES ACTUALLY AND                 SUCH ACTION, SUIT OR PROCEEDING UPON RECEIPT OF AN
                         REASONABLY INCURRED BY THAT PERSON IN                UNDERTAKING BY OR ON BEHALF OF SUCH COVERED PERSON
                         CONNECTION WITH THE DEFENSE OR SETTLEMENT OF         TO REPAY AMOUNTS SO PAID TO THE TRUST IF IT IS
                         THAT ACTION IF THAT PERSON ACTED IN GOOD             ULTIMATELY DETERMINED THAT INDEMNIFICATION OF SUCH
                         FAITH AND IN A MANNER THAT PERSON REASONABLY         EXPENSE IS NOT AUTHORIZED UNDER THE MA
                         BELIEVED TO BE IN THE BEST INTERESTS OF THE          DECLARATION; PROVIDED, HOWEVER, THAT EITHER (A)
                         DE TRUST.                                            SUCH COVERED PERSON SHALL HAVE PROVIDED
                                                                              APPROPRIATE SECURITY FOR SUCH UNDERTAKING, (B) THE
                       "AGENT" MEANS ANY PERSON WHO IS OR WAS A TRUSTEE,      TRUST SHALL BE INSURED AGAINST LOSSES ARISING FROM
                       OFFICER, EMPLOYEE OR OTHER AGENT OF THE DE TRUST       ANY SUCH ADVANCE PAYMENTS OR (C) EITHER A MAJORITY
                       OR IS OR WAS SERVING AT THE REQUEST OF THE DE          OF THE DISINTERESTED TRUSTEES ACTING ON THE MATTER
                       TRUST AS A TRUSTEE, DIRECTOR, OFFICER, EMPLOYEE OR     (PROVIDED THAT A MAJORITY OF THE DISINTERESTED
                       AGENT OF ANOTHER FOREIGN OR DOMESTIC CORPORATION,      TRUSTEES THEN IN OFFICE ACT ON THE MATTER), OR
                       PARTNERSHIP, JOINT VENTURE, TRUST OR OTHER             INDEPENDENT LEGAL COUNSEL IN A WRITTEN OPINION,
                       ENTERPRISE OR WAS A TRUSTEE, DIRECTOR, OFFICER,        SHALL HAVE DETERMINED, BASED UPON A REVIEW OF
                       EMPLOYEE OR AGENT OF A FOREIGN OR DOMESTIC             READILY AVAILABLE FACTS (AS OPPOSED TO A FULL
                       CORPORATION WHICH WAS A PREDECESSOR OF ANOTHER         TRIAL TYPE INQUIRY) THAT THERE IS REASON TO
                       ENTERPRISE AT THE REQUEST OF SUCH PREDECESSOR          BELIEVE THAT SUCH COVERED PERSON WILL BE FOUND
                       ENTITY.                                                ENTITLED TO INDEMNIFICATION UNDER THE MA
                                                                              DECLARATION.

                       FOR PURPOSES OF THE FOREGOING TWO BULLET POINTS:       AS TO ANY MATTER DISPOSED OF (WHETHER BY
                       (A) THE TERMINATION OF ANY PROCEEDING BY JUDGMENT,     COMPROMISE PAYMENT PURSUANT TO A CONSENT DECREE OR
                       ORDER, OR SETTLEMENT SHALL NOT OF ITSELF CREATE A      OTHERWISE) WITHOUT AN ADJUDICATION BY A COURT, OR
                       PRESUMPTION THAT THE PERSON DID NOT ACT IN GOOD        BY ANY OTHER BODY BEFORE WHICH THE PROCEEDING WAS
                       FAITH OR IN A MANNER WHICH THE PERSON REASONABLY       BROUGHT, THAT SUCH COVERED PERSON IS LIABLE TO THE
                       BELIEVED TO BE IN THE BEST INTERESTS OF THE DE         TRUST OR ITS SHAREHOLDERS BY REASON OF WILLFUL
                       TRUST OR THAT THE PERSON HAD REASONABLE CAUSE TO       MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE OR
                       BELIEVE THAT THE PERSON'S CONDUCT WAS UNLAWFUL;        RECKLESS DISREGARD OF THE DUTIES INVOLVED IN THE
                       AND (B) THE TERMINATION OF ANY PROCEEDING BY           CONDUCT OF HIS OR HER OFFICE, INDEMNIFICATION
                       CONVICTION, OR A PLEA OF NOLO CONTENDERE OR ITS        SHALL BE PROVIDED IF (A) APPROVED, AFTER NOTICE
                       EQUIVALENT, OR AN ENTRY OF AN ORDER OF PROBATION       THAT IT INVOLVES SUCH INDEMNIFICATION BY AT LEAST
                       PRIOR TO JUDGMENT, CREATES A REBUTTABLE                A MAJORITY OF THE DISINTERESTED TRUSTEES ACTING ON
                       PRESUMPTION THAT THE PERSON DID NOT ACT IN GOOD        THE MATTER (PROVIDED THAT A MAJORITY OF THE
                       FAITH, OR IN A MANNER WHICH THE PERSON REASONABLY      DISINTERESTED TRUSTEES THEN IN OFFICE ACT ON THE
                       BELIEVED TO BE IN THE BEST INTERESTS OF THE DE TRUST   MATTER) UPON A DETERMINATION, BASED UPON A REVIEW
                       OR THAT THE PERSON HAD REASONABLE CAUSE TO BELIEVE     OF READILY AVAILABLE FACTS (AS OPPOSED TO A FULL
                       THAT THE PERSON'S CONDUCT WAS UNLAWFUL.                TRIAL TYPE INQUIRY) THAT SUCH COVERED PERSON IS
                                                                              NOT LIABLE TO THE TRUST OR ITS SHAREHOLDERS BY
                       NOTWITHSTANDING ANY CONTRARY PROVISION IN THE DE       REASON OF WILLFUL MISFEASANCE, BAD FAITH, GROSS
                       BY-LAWS, THERE IS NO RIGHT TO INDEMNIFICATION FOR      NEGLIGENCE OR RECKLESS DISREGARD OF THE DUTIES
                       ANY LIABILITY ARISING BY REASON OF DISQUALIFYING       INVOLVED IN THE CONDUCT OF HIS OR HER OFFICE, OR
                       CONDUCT.                                               (B) THERE HAS BEEN OBTAINED AN OPINION IN WRITING



                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       NO INDEMNIFICATION SHALL BE MADE UNDER THE ABOVE       OF INDEPENDENT LEGAL COUNSEL BASED UPON A REVIEW
                       TWO BULLET POINTS:                                     OF READILY AVAILABLE FACTS (AS OPPOSED TO A FULL
                          (A) IN RESPECT OF ANY CLAIM, ISSUE OR               TRIAL TYPE INQUIRY) TO THE EFFECT THAT SUCH
                       MATTER AS TO WHICH THAT PERSON SHALL HAVE BEEN         INDEMNIFICATION WOULD NOT PROTECT SUCH COVERED
                       ADJUDGED TO BE LIABLE IN THE PERFORMANCE OF THAT       PERSON AGAINST ANY LIABILITY TO THE TRUST TO WHICH
                       PERSON'S DUTY TO THE DE TRUST, UNLESS AND ONLY TO      HE WOULD OTHERWISE BE SUBJECT BY REASON OF WILLFUL
                       THE EXTENT THAT THE COURT IN WHICH THAT ACTION WAS     MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE OR
                       BROUGHT SHALL DETERMINE UPON APPLICATION THAT IN       RECKLESS DISREGARD OF THE DUTIES INVOLVED IN THE
                       VIEW OF ALL THE CIRCUMSTANCES OF THE CASE, THAT        CONDUCT OF HIS OR HER OFFICE. ANY APPROVAL
                       PERSON WAS NOT LIABLE BY REASON OF THE                 PURSUANT TO THE MA DECLARATION SHALL NOT PREVENT
                       DISQUALIFYING CONDUCT AND IS FAIRLY AND REASONABLY     THE RECOVERY FROM ANY COVERED PERSON OF ANY AMOUNT
                       ENTITLED TO INDEMNITY FOR THE EXPENSES WHICH THE       PAID TO SUCH COVERED PERSON IN ACCORDANCE WITH THE
                       COURT SHALL DETERMINE; OR                              MA DECLARATION AS INDEMNIFICATION IF SUCH COVERED
                          (B) IN RESPECT OF ANY CLAIM, ISSUE, OR              PERSON IS SUBSEQUENTLY ADJUDICATED BY A COURT OF
                       MATTER AS TO WHICH THAT PERSON SHALL HAVE BEEN         COMPETENT JURISDICTION TO HAVE BEEN LIABLE TO THE
                       ADJUDGED TO BE LIABLE ON THE BASIS THAT PERSONAL       TRUST OR ITS SHAREHOLDERS BY REASON OF WILLFUL
                       BENEFIT WAS IMPROPERLY RECEIVED BY HIM, WHETHER OR     MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE OR
                       NOT THE BENEFIT RESULTED FROM AN ACTION TAKEN IN       RECKLESS DISREGARD OF THE DUTIES INVOLVED IN THE
                       THE PERSON'S OFFICIAL CAPACITY; OR                     CONDUCT OF SUCH COVERED PERSON'S OFFICE.
                          (C) OF AMOUNTS PAID IN SETTLING OR
                       OTHERWISE DISPOSING OF A THREATENED OR PENDING
                       ACTION, WITH OR WITHOUT COURT APPROVAL, OR OF
                       EXPENSES INCURRED IN DEFENDING A THREATENED OR
                       PENDING ACTION WHICH IS SETTLED OR OTHERWISE
                       DISPOSED OF WITHOUT COURT APPROVAL, UNLESS THE
                       REQUIRED APPROVAL DESCRIBED BELOW IS OBTAINED.

                       NO INDEMNIFICATION OR ADVANCE SHALL BE MADE UNDER      THE MA DECLARATION PROVIDES THAT THE RIGHT OF
                       THE DE BY-LAWS IN ANY CIRCUMSTANCES WHERE IT WOULD     INDEMNIFICATION PROVIDED THEREIN SHALL NOT BE
                       BE INCONSISTENT WITH:                                  EXCLUSIVE OF OR AFFECT ANY OTHER RIGHTS TO WHICH
                          (A) A PROVISION OF THE DE DECLARATION, A            SUCH COVERED PERSON MAY BE ENTITLED. AS USED IN
                       RESOLUTION OF THE SHAREHOLDERS, OR AN AGREEMENT        THE MA DECLARATION, THE TERM "COVERED PERSON"
                       WHICH PROHIBITS OR OTHERWISE LIMITS                    SHALL INCLUDE SUCH PERSON'S HEIRS, EXECUTORS AND
                       INDEMNIFICATION, WHICH WAS IN EFFECT AT THE TIME       ADMINISTRATORS AND A "DISINTERESTED TRUSTEE" IS A
                       OF ACCRUAL OF THE ALLEGED CAUSE OF ACTION ASSERTED     TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE
                       IN THE PROCEEDING IN WHICH THE EXPENSES WERE           TRUST AS DEFINED IN SECTION 2(A)(19) OF THE 1940
                       INCURRED OR OTHER AMOUNTS WERE PAID; OR                ACT (OR WHO HAS BEEN EXEMPTED FROM BEING AN
                          (B) ANY CONDITION EXPRESSLY IMPOSED BY A            "INTERESTED PERSON" BY ANY RULE, REGULATION OR
                       COURT IN APPROVING A SETTLEMENT.                       ORDER OF THE COMMISSION), AND AGAINST WHOM NONE OF
                                                                              SUCH ACTIONS, SUITS OR OTHER PROCEEDINGS OR
                       THE FOREGOING DE BY-LAWS PROVISIONS DO NOT APPLY       ANOTHER ACTION, SUIT OR OTHER PROCEEDING ON THE
                       TO ANY PROCEEDING AGAINST ANY TRUSTEE, INVESTMENT      SAME OR SIMILAR GROUNDS IS THEN OR HAS BEEN
                       MANAGER OR OTHER FIDUCIARY OF AN EMPLOYEE BENEFIT      PENDING.
                       PLAN IN THAT PERSON'S CAPACITY AS SUCH, EVEN
                       THOUGH THAT PERSON MAY ALSO BE AN AGENT OF THE DE
                       TRUST.

                       THE DE BY-LAWS PROVIDE THAT NOTHING CONTAINED IN        NOTHING CONTAINED IN THE MA DECLARATION SHALL
                       ARTICLE VI OF THE DE BY-LAWS (WHICH ADDRESSES           AFFECT ANY RIGHTS TO INDEMNIFICATION TO WHICH
                       INDEMNIFICATION) SHALL AFFECT ANY RIGHT TO              PERSONNEL OF THE TRUST, OTHER THAN TRUSTEES AND
                       INDEMNIFICATION TO WHICH PERSONS OTHER THAN             OFFICERS, AND OTHER PERSONS MAY BE ENTITLED BY
                       TRUSTEES AND OFFICERS OF THE DE TRUST OR ANY            CONTRACT OR OTHERWISE UNDER LAW, NOR THE POWER OF
                       SUBSIDIARY THEREOF MAY BE ENTITLED BY CONTRACT OR       THE TRUST TO PURCHASE AND MAINTAIN LIABILITY
                       OTHERWISE.                                              INSURANCE ON BEHALF OF ANY SUCH PERSON; PROVIDED,


                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                                                                              HOWEVER, THAT THE TRUST SHALL NOT PURCHASE OR
                                                                              MAINTAIN ANY SUCH LIABILITY INSURANCE IN
                                                                              CONTRAVENTION OF APPLICABLE LAW, INCLUDING WITHOUT
                                                                              LIMITATION THE 1940 ACT.

                       SUBJECT TO THE FOREGOING, THE DE BY-LAWS PROVIDE       THE MA BY-LAWS PROVIDE THAT EXPENSES INCURRED IN
                       THAT THE DE TRUST MAY ADVANCE EXPENSES INCURRED IN     DEFENDING ANY PROCEEDING MAY BE ADVANCED BY THE
                       DEFENDING ANY PROCEEDING, BEFORE THE FINAL             TRUST BEFORE THE FINAL DISPOSITION OF THE
                       DISPOSITION OF THE PROCEEDING ON RECEIPT OF AN         PROCEEDING ON RECEIPT OF AN UNDERTAKING BY OR ON
                       UNDERTAKING BY OR ON BEHALF OF THE AGENT TO REPAY      BEHALF OF THE AGENT TO REPAY THE AMOUNT OF THE
                       THE AMOUNT OF THE ADVANCE UNLESS IT SHALL BE           ADVANCE UNLESS IT SHALL BE DETERMINED ULTIMATELY
                       DETERMINED ULTIMATELY THAT THE AGENT IS ENTITLED       THAT THE AGENT IS ENTITLED TO BE INDEMNIFIED AS
                       TO BE INDEMNIFIED AS AUTHORIZED IN THE DE BY-LAWS,     AUTHORIZED IN THE MA BY-LAWS, PROVIDED THE AGENT
                       PROVIDED THE AGENT PROVIDES A SECURITY FOR HIS         PROVIDES A SECURITY FOR HIS OR HER UNDERTAKING, OR
                       UNDERTAKING, OR A MAJORITY OF A QUORUM OF THE          A MAJORITY OF A QUORUM OF THE DISINTERESTED,
                       INDEPENDENT TRUSTEES, WHO ARE NON-PARTY TRUSTEES,      NON-PARTY TRUSTEES, OR AN INDEPENDENT LEGAL
                       OR AN INDEPENDENT LEGAL COUNSEL IN A WRITTEN           COUNSEL IN A WRITTEN OPINION, DETERMINE THAT BASED
                       OPINION, DETERMINES THAT, BASED ON A REVIEW OF         ON A REVIEW OF READILY AVAILABLE FACTS, THERE IS
                       READILY AVAILABLE FACTS, THERE IS REASON TO            REASON TO BELIEVE THAT SAID AGENT ULTIMATELY WILL
                       BELIEVE THAT SAID AGENT ULTIMATELY WILL BE FOUND       BE FOUND ENTITLED TO INDEMNIFICATION.
                       ENTITLED TO INDEMNIFICATION. THE DE BY-LAWS ALSO
                       PROVIDE THAT TO THE EXTENT THAT AN AGENT OF THE DE
                       TRUST HAS BEEN SUCCESSFUL ON THE MERITS IN DEFENSE
                       OF ANY PROCEEDING REFERRED TO IN THE ABOVE TWO
                       BULLET POINTS OR IN DEFENSE OF ANY CLAIM, ISSUE OR
                       MATTER THEREIN, BEFORE THE COURT OR OTHER BODY
                       BEFORE WHOM THE PROCEEDING WAS BROUGHT, THE AGENT
                       SHALL BE INDEMNIFIED AGAINST EXPENSES ACTUALLY AND
                       REASONABLY INCURRED BY THE AGENT IN CONNECTION
                       THEREWITH, PROVIDED THAT THE BOARD, INCLUDING A
                       MAJORITY WHO ARE INDEPENDENT TRUSTEES AND
                       NON-PARTY TRUSTEES, ALSO DETERMINES THAT, BASED
                       UPON A REVIEW OF THE FACTS, THE AGENT WAS NOT
                       LIABLE BY REASON OF DISQUALIFYING CONDUCT.



                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
INSURANCE              THE DELAWARE ACT IS SILENT AS TO THE RIGHT OF A        THE MASSACHUSETTS STATUTE DOES NOT CONTAIN
                       DST TO PURCHASE INSURANCE ON BEHALF OF ITS             SPECIFIC PROVISIONS WITH RESPECT TO THE ABILITY OF
                       TRUSTEES OR OTHER PERSONS.                             AN MBT TO OBTAIN INSURANCE ON BEHALF OF ITS
                                                                              TRUSTEES OR OTHER PERSONS.
                       HOWEVER, AS THE POLICY OF THE DELAWARE ACT IS TO
                       GIVE MAXIMUM EFFECT TO THE PRINCIPLE OF FREEDOM OF     THE MA DECLARATION PROVIDES THAT THE TRUSTEES
                       CONTRACT AND TO THE ENFORCEABILITY OF GOVERNING        SHALL HAVE THE POWER AND AUTHORITY TO PURCHASE AND
                       INSTRUMENTS, THE DE DECLARATION AUTHORIZES THE         PAY FOR ENTIRELY OUT OF TRUST PROPERTY SUCH
                       BOARD, TO THE FULLEST EXTENT PERMITTED BY              INSURANCE AS THEY MAY DEEM NECESSARY OR
                       APPLICABLE LAW, TO PURCHASE WITH DE TRUST ASSETS,      APPROPRIATE FOR THE CONDUCT OF THE BUSINESS,
                       INSURANCE FOR LIABILITY AND FOR ALL EXPENSES           INCLUDING WITHOUT LIMITATION, INSURANCE POLICIES
                       REASONABLY INCURRED OR PAID OR EXPECTED TO BE PAID     INSURING THE ASSETS OF THE TRUST AND PAYMENT OF
                       BY A TRUSTEE OR OFFICER IN CONNECTION WITH ANY         DISTRIBUTIONS AND PRINCIPAL ON ITS PORTFOLIO
                       CLAIM, ACTION, SUIT OR PROCEEDING IN WHICH SUCH        INVESTMENTS, AND INSURANCE POLICIES INSURING THE
                       PERSON BECOMES INVOLVED BY VIRTUE OF SUCH PERSON'S     SHAREHOLDERS, TRUSTEES, OFFICERS, EMPLOYEES,
                       CAPACITY OR FORMER CAPACITY WITH THE DE TRUST,         AGENTS, INVESTMENT ADVISERS, PRINCIPAL
                       WHETHER OR NOT THE DE TRUST WOULD HAVE THE POWER       UNDERWRITERS, OR INDEPENDENT CONTRACTORS OF THE
                       TO INDEMNIFY SUCH PERSON AGAINST SUCH LIABILITY        TRUST INDIVIDUALLY AGAINST ALL CLAIMS AND
                       UNDER THE DE DECLARATION.                              LIABILITIES OF EVERY NATURE ARISING BY REASON OF
                                                                              HOLDING, BEING OR HAVING HELD ANY SUCH OFFICE OR
                                                                              POSITION, OR BY REASON OF ANY ACTION ALLEGED TO
                                                                              HAVE BEEN TAKEN OR OMITTED BY ANY SUCH PERSON AS
                                                                              TRUSTEE, OFFICER, EMPLOYEE, AGENT, INVESTMENT
                                                                              ADVISER, PRINCIPAL UNDERWRITER, OR INDEPENDENT
                                                                              CONTRACTOR, INCLUDING ANY ACTION TAKEN OR OMITTED
                                                                              THAT MAY BE DETERMINED TO CONSTITUTE NEGLIGENCE,
                                                                              WHETHER OR NOT THE TRUST WOULD HAVE THE POWER TO
                                                                              INDEMNIFY SUCH PERSON AGAINST LIABILITY.

                       THE DE BY-LAWS PROVIDE THAT UPON AND IN THE EVENT      THE MA BY-LAWS PROVIDE THAT, UPON AND IN THE EVENT
                       OF A DETERMINATION BY THE BOARD TO PURCHASE SUCH       OF A DETERMINATION BY THE BOARD OF TRUSTEES TO
                       INSURANCE, THE DE TRUST SHALL BE ENTITLED TO           PURCHASE SUCH INSURANCE, THE TRUST SHALL BE
                       PURCHASE AND MAINTAIN INSURANCE ON BEHALF OF ANY       ENTITLED TO PURCHASE AND MAINTAIN INSURANCE ON
                       AGENT OF THE DE TRUST AGAINST ANY LIABILITY            BEHALF OF ANY AGENT OF THE TRUST AGAINST ANY
                       ASSERTED AGAINST OR INCURRED BY THE AGENT IN SUCH      LIABILITY ASSERTED AGAINST OR INCURRED BY THE
                       CAPACITY OR ARISING OUT OF THE AGENT'S STATUS AS       AGENT IN SUCH CAPACITY OR ARISING OUT OF THE
                       SUCH.                                                  AGENT'S STATUS AS SUCH.

SHAREHOLDER RIGHT      UNDER THE DELAWARE ACT, EXCEPT TO THE EXTENT           THE MASSACHUSETTS STATUTE DOES NOT CONTAIN
OF INSPECTION          OTHERWISE PROVIDED IN THE GOVERNING INSTRUMENT AND     SPECIFIC PROVISIONS RELATING TO SHAREHOLDERS'
                       SUBJECT TO REASONABLE STANDARDS ESTABLISHED BY THE     RIGHTS OF INSPECTION.
                       TRUSTEES, EACH SHAREHOLDER HAS THE RIGHT, UPON
                       REASONABLE DEMAND FOR ANY PURPOSE REASONABLY
                       RELATED TO THE SHAREHOLDER'S INTEREST AS A
                       SHAREHOLDER, TO OBTAIN FROM THE DST CERTAIN
                       INFORMATION REGARDING THE GOVERNANCE AND AFFAIRS
                       OF THE DST.

                       THE DE BY-LAWS PROVIDE THAT THE DE TRUST WILL KEEP     THE MA BY-LAWS PROVIDE THAT THE TRUST SHALL KEEP
                       AT ITS PRINCIPAL EXECUTIVE OFFICE THE ORIGINAL OR      AT ITS PRINCIPAL EXECUTIVE OFFICE OR AT THE OFFICE
                       A COPY OF THE DE BY-LAWS, AS AMENDED, WHICH WILL       OF ITS TRANSFER AGENT OR REGISTRAR A RECORD OF ITS
                       BE OPEN TO INSPECTION BY THE SHAREHOLDERS AT ALL       SHAREHOLDERS, PROVIDING THE NAMES AND ADDRESSES OF
                       REASONABLE TIMES DURING OFFICE HOURS.                  ALL SHAREHOLDERS AND THE NUMBER, SERIES AND
                                                                              CLASSES OF SHARES HELD BY EACH SHAREHOLDER.

                                    Delaware Statutory Trust                             Massachusetts Business Trust
                       --------------------------------------------------     --------------------------------------------------
                       THE ACCOUNTING BOOKS AND RECORDS AND MINUTES OF        THE MA BY-LAWS FURTHER PROVIDE THAT THE TRUST
                       PROCEEDINGS OF THE SHAREHOLDERS AND THE BOARD AND      SHALL KEEP AT ITS PRINCIPAL EXECUTIVE OFFICE THE
                       ANY COMMITTEE OR COMMITTEES OF THE BOARD WILL BE:      ORIGINAL OR A COPY OF THOSE BY-LAWS AS AMENDED TO
                                                                              DATE, WHICH SHALL BE OPEN TO INSPECTION BY THE
                       o KEPT WHEREVER DESIGNATED BY THE BOARD OR             SHAREHOLDERS AT ALL REASONABLE TIMES DURING OFFICE
                         IN THE ABSENCE OF SUCH DESIGNATION, AT THE           HOURS.
                         PRINCIPAL EXECUTIVE OFFICE OF THE DE TRUST;
                       o KEPT EITHER IN WRITTEN FORM OR IN ANY                THE MA BY-LAWS ALSO PROVIDE THAT THE ACCOUNTING
                         OTHER FORM CAPABLE OF BEING CONVERTED INTO           BOOKS AND RECORDS AND MINUTES OF PROCEEDINGS OF
                         WRITTEN FORM; AND                                    THE SHAREHOLDERS AND THE BOARD OF TRUSTEES AND ANY
                       o OPEN TO INSPECTION UPON THE WRITTEN                  COMMITTEE OR COMMITTEES OF THE BOARD OF TRUSTEES
                         DEMAND OF ANY SHAREHOLDER OR HOLDER OF A             SHALL BE KEPT AT SUCH PLACE OR PLACES DESIGNATED
                         VOTING TRUST CERTIFICATE AT ANY REASONABLE           BY THE BOARD OF TRUSTEES OR IN THE ABSENCE OF SUCH
                         TIME DURING USUAL BUSINESS HOURS FOR A               DESIGNATION, AT THE PRINCIPAL EXECUTIVE OFFICE OF
                         PURPOSE REASONABLY RELATED TO THE HOLDER'S           THE TRUST, SHALL BE KEPT EITHER IN WRITTEN FORM OR
                         INTERESTS AS A SHAREHOLDER OR AS THE HOLDER          IN ANY OTHER FORM CAPABLE OF BEING CONVERTED INTO
                         OF A VOTING TRUST CERTIFICATE. THE INSPECTION        WRITTEN FORM. THE MINUTES AND ACCOUNTING BOOKS AND
                         MAY BE MADE IN PERSON OR BY AN AGENT OR              RECORDS SHALL BE OPEN TO INSPECTION UPON THE
                         ATTORNEY.                                            WRITTEN DEMAND OF ANY SHAREHOLDER OR HOLDER OF A
                                                                              VOTING TRUST CERTIFICATE AT ANY REASONABLE TIME
                                                                              DURING USUAL BUSINESS HOURS FOR A PURPOSE
                                                                              REASONABLY RELATED TO THE HOLDER'S INTERESTS AS A
                                                                              SHAREHOLDER OR AS THE HOLDER OF A VOTING TRUST
                                                                              CERTIFICATE. THE INSPECTION MAY BE MADE IN PERSON
                                                                              OR BY AN AGENT OR ATTORNEY.

DERIVATIVE ACTIONS     UNDER THE DELAWARE ACT, A SHAREHOLDER MAY BRING A      THE MASSACHUSETTS STATUTE DOES NOT CONTAIN
                       DERIVATIVE ACTION IF TRUSTEES WITH AUTHORITY TO DO     SPECIFIC PROVISIONS ADDRESSING DERIVATIVE ACTIONS.
                       SO HAVE REFUSED TO BRING THE ACTION OR IF A DEMAND
                       UPON THE TRUSTEES TO BRING THE ACTION IS NOT
                       LIKELY TO SUCCEED. A SHAREHOLDER MAY BRING A
                       DERIVATIVE ACTION ONLY IF THE SHAREHOLDER IS A
                       SHAREHOLDER AT THE TIME THE ACTION IS BROUGHT AND:
                       (I) WAS A SHAREHOLDER AT THE TIME OF THE
                       TRANSACTION COMPLAINED ABOUT OR (II) ACQUIRED THE
                       STATUS OF SHAREHOLDER BY OPERATION OF LAW OR
                       PURSUANT TO THE GOVERNING INSTRUMENT FROM A PERSON
                       WHO WAS A SHAREHOLDER AT THE TIME OF THE
                       TRANSACTION. A SHAREHOLDER'S RIGHT TO BRING A
                       DERIVATIVE ACTION MAY BE SUBJECT TO SUCH
                       ADDITIONAL STANDARDS AND RESTRICTIONS, IF ANY, AS
                       ARE SET FORTH IN THE GOVERNING INSTRUMENT.

                       THE DE DECLARATION HAS NO PROVISION REGARDING          THE MA DECLARATION HAS A PROVISION REGARDING
                       DERIVATIVE ACTIONS.                                    SHAREHOLDER VOTING WITH RESPECT TO DERIVATIVE
                                                                              ACTIONS, AS DESCRIBED ABOVE.

MANAGEMENT             THE DE TRUST, UPON COMPLETION OF THE                   THE TRUST IS AN OPEN-END MANAGEMENT INVESTMENT
INVESTMENT COMPANY     REORGANIZATION, WILL BE AN OPEN-END MANAGEMENT         COMPANY UNDER THE 1940 ACT (I.E., A MANAGEMENT
CLASSIFICATION         INVESTMENT COMPANY UNDER THE 1940 ACT (I.E., A         INVESTMENT COMPANY WHOSE SECURITIES ARE
                       MANAGEMENT INVESTMENT COMPANY WHOSE SECURITIES ARE     REDEEMABLE). EACH SERIES OF THE TRUST IS
                       REDEEMABLE).                                           NON-DIVERSIFIED UNDER THE 1940 ACT.


                                   EXHIBIT F
                           PRINCIPAL HOLDER OF SHARES

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                                    NAME AND ADDRESS OF ACCOUNT                     SHARE AMOUNT        PERCENTAGE
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Fund          RBC DAIN RAUSCHER FBO                                         350,746.539            18.16%
Class A shares                          GAYLORD RUBIN
                                        BEVERLY RUBIN CO-TTEES
                                        GAYLORD & BEVERLY RUBIN FAM TR
                                        6580 N PRAYING MONK RD,
                                        PARADISE VALLEY AZ 85253-4085
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                   115,590.261             5.99%
                                        ACCOUNT 4573-4429
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
                                        A G EDWARDS & SONS INC FBO                                    102,159.847             5.29%
                                        FRANCES C CARTER
                                        ACCOUNT 0085-008374
                                        1 N JEFFERSON AVE
                                        SAINT LOUIS MO 63103-2205
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Fund          WELLS FARGO INVESTMENTS LLC                                    32,184.679            10.37%
Class C shares                          ACCOUNT 5273-9816
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
                                        UBS FINANCIAL SERVICES INC. FBO                                20,730.564             6.68%
                                        THE DAVIDSON FAMILY TRUST
                                        DTD 2/2/93
                                        CLARA DAVIDSON TTEES
                                        400 S BROADWAY PLACE APT 1124,
                                        TUCSON AZ 85710-3700
-----------------------------------------------------------------------------------------------------------------------------------
                                        RONALD W BOWDEN                                                19,645.161             6.33%
                                        AND CHERYL BOWDEN TTEES
                                        RONALD W & CHERYL L BOWDEN TRUST
                                        DTD 9-28-99 PO BOX 1101,
                                        YARNELL AZ 85362-1101
-----------------------------------------------------------------------------------------------------------------------------------
                                        LEGG MASON WOOD WALKER INC                                     19,318.488             6.23%
                                        423-00154-16
                                        PO BOX 1476
                                        BALTIMORE MD 21203-1476
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                    17,573.981             5.66%
                                        ACCOUNT 2078-1746
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                    16,168.241             5.21%
                                        ACCOUNT 1901-5935 608
                                        2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Insured       MLPF&S FOR THE SOLE BENEFIT                                   799,995.554             7.75%
Fund Class A shares                     OF ITS CUSTOMERS
                                        ATTN FUND ADMIN
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                                    NAME AND ADDRESS OF ACCOUNT                     SHARE AMOUNT        PERCENTAGE
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Insured       MLPF&S FOR THE SOLE BENEFIT                                   137,360.866            11.97%
Fund Class B shares                     OF ITS CUSTOMERS SEC#97GC9
                                        ATTN FUND ADMINISTRATION
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Insured       MLPF&S FOR THE SOLE BENEFIT                                   135,986.558            23.96%
Fund Class C shares                     OF ITS CUSTOMERS
                                        ATTN FUND ADMIN-SEC#97EA5
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                    43,219.297             7.61%
                                        ACCOUNT 1972-1797
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                    28,442.175             5.01%
                                        ACCOUNT 4392-8254
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California Fund       MLPF&S FOR THE SOLE BENEFIT                                   257,340.203            11.19%
Class A shares                          OF ITS CUSTOMERS SEC#97GD4
                                        ATTN FUND ADMINISTRATION
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        NFSC FEBO # STL-692921                                        180,872.151             7.87%
                                        MARGARET R PETERSON TTEE
                                        SURVIVORS TR UNDER THE PETERSON
                                        FAM TR, U/A 8/2/88
                                        539 E WALNUT,
                                        BURBANK CALIFORNIA 91501-1723
-----------------------------------------------------------------------------------------------------------------------------------
                                        FIRST CLEARING LLC                                            123,434.705             5.37%
                                        A/C 1214-8336
                                        ATCHLEY FAMILY SURVIVORS TRUST
                                        10700 WHEAT FIRST DR,
                                        GLEN ALLEN VA 23060-9243
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California Fund       MLPF&S FOR THE SOLE BENEFIT                                    66,209.286             5.48%
Class B shares                          OF ITS CUSTOMERS SEC#97GD2
                                        ATTN FUND ADMINISTRATION
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California Fund       MLPF&S FOR THE SOLE BENEFIT                                   112,523.886            20.21%
Class C shares                          OF ITS CUSTOMERS
                                        ATTN FUND ADMINISTRATION
                                        SEC #97MF7
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        RBC DAIN RAUSCHER FBO                                          31,108.974             5.59%
                                        BOB B BUNDY & JEAN BUNDY,TTEES
                                        BOB B BUNDY & JEAN BUNDY REV T
                                        U/A DTD 10/06/1993
                                        47489 TANGIER DR,
                                        PALM DESERT CALIFORNIA 92260-58313
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                                    NAME AND ADDRESS OF ACCOUNT                     SHARE AMOUNT        PERCENTAGE
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California            NFSC FEBO # STL-692921                                        272,325.810            12.03%
Insured Fund Class A shares             MARGARET R PETERSON TTEE
                                        SURVIVORS TR UNDER THE PETERSON
                                        FAM TR, U/A 8/2/88
                                        539 E WALNUT,
                                        BURBANK CALIFORNIA 91501-1723
-----------------------------------------------------------------------------------------------------------------------------------
                                        MLPF&S FOR THE SOLE BENEFIT                                   173,214.897             7.65%
                                        OF ITS CUSTOMERS
                                        ATTN FUND ADMIN SEC #97AL7
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        JOHN F HANLEY                                                 123,843.611             5.47%
                                        AND HELEN M HANLEY TTEES
                                        JOHN F HANLEY FAMILY TRUST
                                        U/A DTD 2/17/93
                                        9799 EL DURANGO CIRCLE,
                                        FOUNTAIN VALLEY CALIFORNIA 92708-3512
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California            MLPF&S FOR THE SOLE BENEFIT                                    87,016.906            14.63%
Insured Fund Class B shares             OF ITS CUSTOMERS
                                        ATTN FUND ADMINISTRATION SEC#97DT0
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                    41,520.996             6.98%
                                        ACCOUNT 3351-5187
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free California            MLPF&S FOR THE SOLE BENEFIT                                    24,243.373            19.36%
Insured Fund Class C shares             OF ITS CUSTOMERS
                                        ATTN FUND ADMIN-SEC#97MF8
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                    14,569.281            11.63%
                                        ACCOUNT 8039-6103
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
                                        CITIGROUP GLOBAL MARKETS INC.                                   9,541.985             7.62%
                                        00157404672
                                        333 WEST 34TH STREET - 3RD FLOOR
                                        NEW YORK NY 10001-2402
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                     7,667.724             6.12%
                                        ACCOUNT 2017-5823
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                     7,272.953             5.81%
                                        ACCOUNT 2073-5270
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                                    NAME AND ADDRESS OF ACCOUNT                     SHARE AMOUNT        PERCENTAGE
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Fund          A G EDWARDS & SONS INC FBO                                    118,692.358            12.38%
Class A shares                          ROBIN MELVA ANDERSON
                                        ACCOUNT 0085-005146
                                        1 N JEFFERSON AVE
                                        SAINT LOUIS MO 63103-2205
-----------------------------------------------------------------------------------------------------------------------------------
                                        EDWARD D JONES & CO FAO                                        52,927.995             5.52%
                                        JOHN P THIMMESH &
                                        PATTI THIMMESH TRUSTEES
                                        EDJ# 894-09134-1-4
                                        PO BOX 2500,
                                        MARYLAND HTS MO 63043-8500
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Fund          UBS FINANCIAL SERVICES INC. FBO                                47,856.256            16.13%
Class B shares                          JUDITH GOLDSMITH 2000
                                        IRREVOCABLE TRUST DTD 12/27/00
                                        JOYCE PERNIN TRUSTEE
                                        5781 BRIDLEWAY CIRCLE,
                                        BOCA RATON FL 33496-3211
-----------------------------------------------------------------------------------------------------------------------------------
                                        MLPF&S FOR THE SOLE BENEFIT                                    43,643.289            14.71%
                                        OF ITS CUSTOMERS SEC#97GC2
                                        ATTN FUND ADMINISTRATION
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        ATTN MUTUAL FUNDS                                              20,519.416             6.92%
                                        FISERV SECURITIES INC
                                        FAO 14048823
                                        ONE COMMERCE SQUARE
                                        2005 MARKET STREET SUITE 1200,
                                        PHILADELPHIA PA 19103-7008
-----------------------------------------------------------------------------------------------------------------------------------
                                        FIRST CLEARING, LLC                                            16,970.333             5.72%
                                        A/C 1084-0401
                                        BARBARA ANN ALLARD REV TR
                                        BARBARA ANN ALLARD TTEE UA
                                        20 N CREEK LN
                                        SARASOTA FL 34236
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Fund          MLPF&S FOR THE SOLE BENEFIT                                    32,319.204            16.27%
Class C shares                          OF ITS CUSTOMERS
                                        ATTN FUND ADMINISTRATION
                                        SEC #97016 4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        RAYMOND JAMES & ASSOC INC                                      26,235.716            13.21%
                                        FBO PARMER FW&A
                                        BIN# 50100337
                                        880 CARILLON PKWY
                                        ST PETERSBURG FL 33716-1100
-----------------------------------------------------------------------------------------------------------------------------------
                                        PERSHING LLC                                                   21,343.696            10.75%
                                        PO BOX 2052
                                        JERSEY CITY NJ 07303-2052
-----------------------------------------------------------------------------------------------------------------------------------
                                        PERSHING LLC                                                   19,320.292             9.73%
                                        PO BOX 2052
                                        JERSEY CITY NJ 07303-2052
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                                    NAME AND ADDRESS OF ACCOUNT                     SHARE AMOUNT        PERCENTAGE
-----------------------------------------------------------------------------------------------------------------------------------
                                        MARY J MANNS                                                   11,107.267             5.59%
                                        2628 NANTUCKET LN
                                        TALLAHASSEE FL 32309-2246
-----------------------------------------------------------------------------------------------------------------------------------
                                        MARJORIE NEHLSEN TTEE                                          10,050.251             5.06%
                                        MARJORIE NEHLSEN TRUST
                                        UA DTD 02/02/1995
                                        12667 SW SUZY AVE
                                        LAKE SUZY FL 34269-9370
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Insured       MLPF&S FOR THE SOLE BENEFIT                                   523,028.038             6.71%
Fund Class A shares                     OF ITS CUSTOMERS
                                        ATTN FUND ADMINISTRATION
                                        SECURITY # 970G2
                                        4800 DEER LAKE DR E 2ND FLOOR,
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Insured       MLPF&S FOR THE SOLE BENEFIT                                    60,932.349            14.13%
Fund Class B shares                     OF ITS CUSTOMERS
                                        ATTN FUND ADMINISTRATION SEC#97DT2
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        NFSC FEBO # CWG-007790                                         22,461.815             5.21%
                                        HELEN STURMAN TRUSTEE
                                        HELEN A STURMAN REVOCABLE TRUST
                                        AGREEME UA 6/14/91
                                        8 NORMANDY A,
                                        DELRAY BEACH FL 33484-4730
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Florida Insured       MLPF&S FOR THE SOLE BENEFIT                                    42,968.280            57.13%
Fund Class C shares                     OF ITS CUSTOMERS
                                        ATTN FUND ADMIN-SEC#97MG0
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        A G EDWARDS & SONS INC FBO                                     16,107.014            21.41%
                                        MIRENA LANDERS TRUSTEE
                                        J ROBERT LANDERS
                                        ACCOUNT 0317-289049
                                        1 N JEFFERSON AVE,
                                        SAINT LOUIS MO 63103-2205
-----------------------------------------------------------------------------------------------------------------------------------
                                        SHAW RUBIN FAMILY                                               8,321.982            11.06%
                                        PARTNERSHIP LLLP
                                        600 THREE ISLAND BLVD APT 2108
                                        HALLANDALE BEACH FL 33009-2888
-----------------------------------------------------------------------------------------------------------------------------------
                                        UBS FINANCIAL SERVICES INC. FBO                                 4,948.641             6.58%
                                        ROSALIE MERGAMAN
                                        3600 CONSHOHOCKEN AVE APT 205
                                        PHILADELPHIA PA 19131-5303
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Insured       MLPF&S FOR THE SOLE BENEFIT                                   799,995.554             7.75%
Fund Class A shares                     OF ITS CUSTOMERS
                                        ATTN FUND ADMIN
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Insured       MLPF&S FOR THE SOLE BENEFIT                                   137,360.866            11.97%
Fund Class B shares                     OF ITS CUSTOMERS SEC #97GC9
                                        ATTN FUND ADMINISTRATION
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FUND NAME / CLASS                                    NAME AND ADDRESS OF ACCOUNT                     SHARE AMOUNT        PERCENTAGE
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Arizona Insured       MLPF&S FOR THE SOLE BENEFIT                                   135,986.558            23.96%
Fund Class C shares                     OF ITS CUSTOMERS
                                        ATTN FUND ADMIN-SEC #97EA5
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                    43,219.297             7.61%
                                        ACCOUNT 1972-1797
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
                                        WELLS FARGO INVESTMENTS LLC                                    28,442.175             5.01%
                                        ACCOUNT 4392-8254
                                        608 2ND AVE S FL 8
                                        MINNEAPOLIS MN 55402-1916
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota Insured     MLPF&S FOR THE SOLE BENEFIT                                    64,146.210             5.03%
Fund Class B shares                     OF ITS CUSTOMERS SEC #97GD1
                                        ATTN FUND ADMINISTRATION
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
Delaware Tax-Free Minnesota Insured     MLPF&S FOR THE SOLE BENEFIT                                    89,711.800             7.84%
Fund Class C shares                     OF ITS CUSTOMERS
                                        ATTN FUND ADMIN-SEC #97EA4
                                        4800 DEER LAKE DR E 2ND FLOOR
                                        JACKSONVILLE FL 32246-6484
-----------------------------------------------------------------------------------------------------------------------------------
                                        U S BANCORP INVESTMENTS INC                                    78,461.230             6.85%
                                        FBO 220252661
                                        100 S 5TH ST STE 1400
                                        MINNEAPOLIS MN 55402-1217
-----------------------------------------------------------------------------------------------------------------------------------

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

                  IMPORTANT INFORMATION TO HELP YOU UNDERSTAND
                           AND VOTE ON THE PROPOSALS

  Below is a brief overview of the proposals to be voted upon. Your vote is important. Please read the full text of the Proxy Statement/Prospectus, which you should retain for future reference. If you need another copy of the Proxy Statement/Prospectus, please call Delaware Investments at 1-800-523-1918.

  We appreciate you placing your trust in Delaware Investments and we look forward to helping you achieve your financial goals.

WHAT PROPOSALS AM I BEING ASKED TO VOTE ON?

  You may be asked to vote on the following proposals:

     1.   To approve a Plan of Reorganization

     2.   To elect a Board of Trustees

     3. To approve a Plan of Redomestication-applies only to the Delaware Tax-Free California Insured Fund and the Delaware Tax-Free Florida Fund

     4.   To approve the use of a "manager of managers" structure

PROPOSAL 1: TO APPROVE A PLAN OF REORGANIZATION

WHAT REORGANIZATIONS ARE THE BOARDS PROPOSING?

  Shareholders of each of the Funds that are listed below as an Acquired Fund are being asked to consider and approve a reorganization ("Reorganization") that will have the effect of reorganizing the Acquired Funds into corresponding "Acquiring Funds" as follows:

   SUB-
 PROPOSAL
    NO.       ACQUIRED FUND                          CORRESPONDS TO:      ACQUIRING FUND
-----------   -------------------------------------  -------------------  ------------------------------------------
   1(a)       Delaware Tax-Free                                           Delaware Tax-Free Arizona
              Arizona Fund, a series of              -------------->      Insured Fund, a series of
              Voyageur Mutual Funds                                       Voyageur Insured Funds

   1(b)       Delaware Tax-Free                                           Delaware Tax-Free
              California Insured Fund, a             -------------->      California Fund, a series of
              series of Voyageur Investment Trust                         Voyageur Mutual Funds

   1(c)       Delaware Tax-Free                                           Delaware Tax-Free Florida
              Florida Fund, a series of              -------------->      Insured Fund, a series of
              Voyageur Investment Trust                                   Voyageur Investment Trust

HOW WILL THE REORGANIZATIONS BENEFIT SHAREHOLDERS?

  The respective Boards considered a number of factors before approving the Reorganizations. After considering these factors, the Boards concluded that shareholders will potentially benefit from the Reorganizations in the following ways:

   o Shareholders would potentially benefit from certain savings in annual operating expenses due to the larger size of the combined Funds (There can be no assurance, however, that such savings will be realized.)

   o Shareholders would benefit from certain fee waivers and expense limitations implemented by Delaware Investments in connection with the Reorganizations.

   o The Reorganizations potentially would enhance asset growth for the benefit of shareholders of both the Acquired Funds and the Acquiring Funds.

   o The investment strategies and policies of the Acquired Funds are substantially similar to the investment strategies and policies of the corresponding Acquiring Funds.

   o Although the differences are not necessarily significant in each case, each Acquiring Fund offers a stronger long-term performance record as compared to its corresponding Acquired Fund. (Of course, past performance is no guarantee of future results.)

HOW WILL THE REORGANIZATIONS WORK?

  Each Acquiring Fund will acquire substantially all of the assets of the corresponding Acquired Fund in exchange for shares of the Acquiring Fund and assumption by the Acquiring Fund of the liabilities of the corresponding Acquired Fund. The Acquiring Fund will then distribute its shares on a pro rata basis to the shareholders of the corresponding Acquired Fund. At the time of the Reorganizations, any shares you own of an Acquired Fund will be cancelled and you will receive new shares in the same class of the corresponding Acquiring Fund that will have a value equal to the value of your shares in the Acquired Fund. More detailed information about the transfer of assets and liabilities by the Acquired Fund and the issuance of shares by the Acquiring Fund can be found in the Proxy Statement/Prospectus.

WHAT IS THE ANTICIPATED TIMETABLE FOR THE REORGANIZATIONS?

  The shareholder meeting is scheduled for March 15, 2005. It is currently anticipated that the Reorganizations, if approved by shareholders, will take place on or about April 8, 2005. Whether or not you plan to attend the Meeting, please vote your shares by mail, by telephone or through the Internet. If you determine at a later date that you wish to attend this Meeting, you may revoke your proxy and vote in person, as provided in the attached Proxy Statement/Prospectus.

PROPOSAL 2: TO ELECT A BOARD OF TRUSTEES

WHAT ROLE DOES THE BOARD PLAY?

  The Trustees serve as the Funds' shareholders' representatives. Members of the Boards of Trustees (the "Board" or the "Boards") are fiduciaries and have an obligation to serve the best interests of shareholders, including approving policy changes. In addition, the Trustees review each Fund's performance, oversee Fund activities and review contractual arrangements with companies that provide services to the Fund.

WHAT IS THE SIZE OF EACH BOARD AND WHAT DOES IT DO?

  The Board of each Fund currently consists of six individuals. The Board's purpose is to ensure that the shareholders' best interests are protected in the operation of each Fund.

WHAT IS THE AFFILIATION OF THE BOARD AND DELAWARE INVESTMENTS?

  Currently, there are six "non-interested" Trustees and no "interested" Trustees serving on the Boards of Voyageur Mutual Funds and Voyageur Investment Trust (the "Trusts"). Trustees are determined to be "interested" by virtue of, among other things, their affiliation with various entities under common control with Delaware Investments. There are nine nominees, including one nominee who would be deemed to be an "interested" Trustee. Of the remaining eight nominees, four persons currently serve as "non-interested" Trustees on the Boards of the Trusts.

ARE BOARD MEMBERS PAID?

  "Interested" Trustees are compensated by Delaware Investments and do not receive any compensation from the Funds. Non-interested Trustees have no affiliation with Delaware Investments and are compensated by each individual Fund. Each non-interested Trustee receives a fee for his or her service on the Board and, if applicable, for his or her service on a committee of the Board. You can find the compensation table, which details these fees, in the Proxy Statement/Prospectus.

PROPOSAL 3: TO APPROVE A PLAN OF REDOMESTICATION (APPLIES ONLY TO THE DELAWARE
            TAX-FREE CALIFORNIA INSURED FUND AND THE DELAWARE TAX-FREE FLORIDA
            FUND)

WHAT REDOMESTICATION IS THE BOARD PROPOSING?

  This proposed change calls for the reorganization of Voyageur Investment Trust from a Massachusetts business trust into a newly formed Delaware statutory trust. This proposed reorganization is referred to as the "Redomestication," and more information can be found in the Proxy Statement/ Prospectus.

WHY IS THE BOARD OF VOYAGEUR INVESTMENT TRUST RECOMMENDING APPROVAL OF THE REDOMESTICATION?

  With the exception of Voyageur Investment Trust, all of the registered, open-end management investment companies within the Delaware Investments Family of Funds are Delaware statutory trusts. The lack of uniformity among the laws applicable to the mutual funds within the Delaware Investments Family of Funds poses administrative complications and costs that can be eliminated through the Redomestication.

  In addition, Delaware statutory trusts provide somewhat greater flexibility to respond quickly to changes in market or regulatory conditions. This enhanced flexibility had caused a number of major fund complexes, including the Delaware Investments Family of Funds, to adopt this form of organization in recent years. Accordingly, the Board of Voyageur Investment Trust believes that it is in the best interests of the shareholders to approve the Redomestication.

HOW WILL THE REDOMESTICATION CHANGE A SHAREHOLDER'S INVESTMENT IN A SERIES OF VOYAGEUR INVESTMENT TRUST?

  The series of Voyageur Investment Trust and the corresponding series of the newly formed Delaware statutory trust have the same investment goals, policies and restrictions. For all practical purposes, a shareholder's investment in Voyageur Investment Trust would not change as a result of the Redomestication.

HOW DOES PROPOSAL 1 AFFECT THIS PROPOSAL 3?

  In the event that shareholders of the California Insured Fund approve the Reorganization into the California Fund (Proposal 1) and that Reorganization is completed, then the California Insured Fund will not participate in the Redomestication (Proposal 3). In the event that shareholders of the California Insured Fund do not approve Proposal 1, then the California Insured Fund will participate in the Redomestication if the Redomestication is approved by shareholders of Voyageur Investment Trust.

  In the event that shareholders of the Florida Fund approve the Reorganization into Florida Insured Fund (Proposal 1), then the Florida Fund will be reorganized into the Florida Insured Fund, another series of Voyageur Investment Trust. Whether the Florida Insured Fund is then redomesticated will depend on whether shareholders of Voyageur Investment Trust approve the Redomestication (Proposal 3). In the event that shareholders of the Florida Fund do not approve Proposal 1, then the Florida Fund will participate in the Redomestication if the Redomestication is approved by shareholders of Voyageur Investment Trust.

  It is important that shareholders of the California Insured Fund and the Florida Fund vote on each Proposal.

PROPOSAL 4: TO APPROVE THE USE OF THE "MANAGER OF MANAGERS" STRUCTURE

WHAT IS THE "MANAGER OF MANAGERS" STRUCTURE?

  Subject to receiving the necessary regulatory approvals, the proposed "manager of managers" structure would permit Delaware Management Company ("DMC"), as the Funds' investment manager, to appoint and replace subadvisers, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of a Fund without shareholder approval (as is currently required).

WHY AM I BEING ASKED TO VOTE ON THE "MANAGER OF MANAGERS" STRUCTURE AT THIS
TIME?

  The employment of the "manager of managers" structure is contingent upon either (i) exemptive relief from the U.S. Securities and Exchange Commission (the "SEC"), or (ii) the adoption of a rule by the SEC authorizing the employment of a "manager of managers" structure. In either case, a Fund must obtain shareholder approval before it may implement the manager of managers structure. Because a meeting of shareholders is needed to elect Trustees and to vote on other matters, the Boards determined to seek shareholder approval of the "manager of managers" structure at the shareholders' meeting to avoid additional meeting and proxy solicitation costs in the future.

IF IT IS IMPLEMENTED, HOW WILL SHAREHOLDERS BENEFIT FROM THE "MANAGER OF MANAGERS" STRUCTURE?

  The "manager of managers" structure is intended to enable the Funds to operate with greater efficiency by allowing DMC to employ subadvisers best suited to the needs of the Funds without incurring the expense and delays associated with obtaining shareholder approval of subadvisers or subadvisory agreements. In particular, the Boards believe that the employment of the "manager of managers" structure will: (1) enable the Boards to act more quickly and with less expense to a Fund in order to appoint an initial or a new subadviser when DMC and the Board believe that such appointment would be in the best interests of that Fund's shareholders; and (2) help the Funds to enhance performance by permitting DMC to allocate and reallocate a Fund's assets among itself and one or more subadvisers when DMC and the Board believe that it would be in the best interests of that Fund's shareholders.

                    COMMON QUESTIONS AND GENERAL INFORMATION

HAVE THE BOARDS OF TRUSTEES APPROVED EACH PROPOSAL?

  Yes. The Boards of Trustees have unanimously approved all of the proposals and recommend that you vote to approve them.

HOW MANY VOTES AM I ENTITLED TO CAST?

  As a shareholder, you are entitled to one vote for each full share and a fractional vote for each fractional share of each Fund that you own on the record date. The record date is December 10, 2004.

HOW DO I VOTE MY SHARES?

  You can vote your shares by completing and signing the enclosed proxy card(s) and mailing it in the enclosed postage-paid envelope. You may also vote by touch-tone telephone by calling the toll-free number printed on your proxy card(s) and following the recorded instructions. In addition, you may also vote through the Internet by visiting www.delawareinvestments.com and following the on-line instructions. If you need any assistance, or have any questions regarding the proposals or how to vote your shares, please call Georgeson Shareholder Communications Inc., the Fund's proxy solicitors, at 1-877-288-8312.

HOW DO I SIGN THE PROXY CARD?

Individual Accounts:     Shareholders should sign exactly as their
                         names appear on the account registration shown on the card.

Joint Accounts:          Either owner may sign, but the name of the person
                         signing should conform exactly to a name shown in the registration.

All Other Accounts:      The person signing must indicate his or her
                         capacity. For example, if Ms. Ann B. Collins serves as a trustee for a trust account or other type of entity, she should sign, "Ann B. Collins, Trustee."

HOW CAN I FIND MORE INFORMATION ON THE PROPOSALS?

  You should read the Proxy Statement/Prospectus that provides details regarding the Proposals. If you have any questions, please call Georgeson Shareholder Communications Inc., the Fund's proxy solicitors at 1-877-288- 8312.


                                                                          J9939
                                                        PX-QA-319 [-] IVES 1/05

                       STATEMENT OF ADDITIONAL INFORMATION
                                       for
                             VOYAGEUR INSURED FUNDS
                              VOYAGEUR MUTUAL FUNDS
                            VOYAGEUR INVESTMENT TRUST

                                December 29, 2004

         Acquisition of the Assets and Assumption of Liabilities of the
                         DELAWARE TAX-FREE ARIZONA FUND
                       (a series of Voyageur Mutual Funds)

                      By and in exchange for shares of the
                     DELAWARE TAX-FREE ARIZONA INSURED FUND
                      (a series of Voyageur Insured Funds)

         Acquisition of the Assets and Assumption of Liabilities of the
                    DELAWARE TAX-FREE CALIFORNIA INSURED FUND
                     (a series of Voyageur Investment Trust)

                      By and in exchange for shares of the
                        DELAWARE TAX-FREE CALIFORNIA FUND
                       (a series of Voyageur Mutual Funds)

         Acquisition of the Assets and Assumption of Liabilities of the
                         DELAWARE TAX-FREE FLORIDA FUND
                     (a series of Voyageur Investment Trust)

                      By and in exchange for shares of the
                     DELAWARE TAX-FREE FLORIDA INSURED FUND
                     (a series of Voyageur Investment Trust)

        This Statement of Additional Information (SAI) relates specifically to:
(1) the proposed acquisition of substantially all of the assets of Delaware Tax-Free Arizona Fund (the "Arizona Fund") in exchange for shares of Delaware Tax-Free Arizona Insured Fund (the "Arizona Insured Fund") and the assumption by Arizona Insured Fund of the liabilities of the Arizona Fund; (2) the proposed acquisition of substantially all of the assets of Delaware Tax-Free California Insured Fund (the "California Insured Fund") in exchange for shares of Delaware Tax-Free California Fund (the "California Fund") and the assumption by California Fund of the liabilities of the California Insured Fund; and (3) the proposed acquisition of substantially all of the assets of Delaware Tax-Free Florida Fund (the "Florida Fund") in exchange for shares of Delaware Tax-Free Florida

Insured Fund (the "Florida Insured Fund") and the assumption by Florida Insured Fund of the liabilities of the Florida Fund;

        This SAI consists of this Cover Page and the following documents, each of which is attached to and is legally considered to be a part of this SAI.

    1. Statement of Additional Information of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Florida Insured Fund, dated November 30, 2004 as previously filed via EDGAR is incorporated herein by reference to Voyageur Mutual Funds Post-Effective Amendment No. 29 on Form N-1A [Accession No. 0000950116-04-003669] filed December 3, 2004 and will be mailed to any Shareholder who requests this SAI.

    2. Annual Report of Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund and Delaware Tax-Free Florida Insured Fund for the fiscal year ended August 31, 2004 as previously filed via EDGAR is incorporated herein by reference to Voyageur Mutual Funds' N-CSR/A [Accession No. 0000950116-04-003451] filed November 16, 2004 and will be mailed to any Shareholder who requests this SAI.

    3. Pro Forma Financial Statements for the Reorganization of Delaware Tax-Free Arizona Fund into Delaware Tax-Free Arizona Insured Fund.

    4. Pro Forma Financial Statements for the Reorganization of Delaware Tax-Free California Insured Fund into Delaware Tax-Free California Fund.

    5. Pro Forma Financial Statements for the Reorganization of Delaware Tax-Free Florida Fund into Delaware Tax-Free Florida Insured Fund.

        This SAI is not a prospectus; you should read this SAI in conjunction with the Proxy Statement/Prospectus dated December 29, 2004, relating to the above-referenced transactions. You can request a copy of the Proxy Statement/Prospectus by calling 1-800-523-1918 or by writing to the Delaware Tax-Free Arizona Insured Fund, Delaware Tax-Free California Fund or Delaware Tax-Free Florida Insured Fund at Attention: Account Services, 2005 Market Street, Philadelphia, PA 19103-7094.

DELAWARE TAX FREE CALIFORNIA FUND
  31-Aug-04

              Principal
              Amount
Municipal Bonds- 96.60%
Airport Revenue Bonds - 2.25%
798136LW5     San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                  $   1,000,000   $   1,011,330
                                                                                         1,011,330
Continuing Care / Retirement Revenue Bonds - 7.18%
00036TAX2     Abag Finance Authority of California (Nonprofit Corporations-Lincoln
              Glen Manor) 6.10% 2/15/25 (RADIAN)                                                         2,000,000       2,202,080
13033FPF1     California Health Facilities Financing (The Episcopal Home) 5.30%
              2/1/32 (RADIAN)                                                                            1,000,000       1,021,280
                                                                                         3,223,360
Dedicated Tax & Fees Revenue Bonds - 4.45%
738855EE1     Poway Unified School District 5.60% 9/1/33                                                 1,000,000       1,000,290
796844HF8     San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                        1,000,000       1,000,370
                                                                                         2,000,660
Higher Education Revenue Bonds - 13.86%
130175WT5     California Educational Facilities Authority Revenue (Pepperdine
              University) Series A 5.50% 8/1/32                                                          1,000,000       1,038,220
130175R46     California Educational Facilities Authority Revenue (University of the
              Pacific) 5.25% 5/1/34                                                                      1,000,000       1,023,910
13077CCW2     California State University Systemwide Revenue Series A 5.25%
              11/1/20 (FSA)                                                                              1,000,000       1,094,729
130911KV1     California Statewide Communities Development Authority Revenue
              (Bentley School) 6.75% 7/1/32                                                              1,000,000       1,024,910
13078RCL2     California Statewide Communities Revenue Authority East Campus
              Apartments LLC Series A 5.625% 8/1/34 (ACA)                                                1,000,000       1,019,710
797391UV9     San Diego County Certificates of Participation (University of San
              Diego) 5.375% 10/1/41                                                                      1,000,000       1,025,270
                                                                                         6,226,749
Hospital Revenue Bonds - 8.56%
00037CBB5     Abag Finance Authority of California (Nonprofit Corporations-San Diego
              Hospital Association) Series A 6.125% 8/15/20                                              1,250,000       1,333,188
13033FNA4     California Health Facilities Financing Authority (Adventist Health
              Systems) Series A 5.00% 3/1/33                                                             1,000,000         990,250
13033FRR3     California Health Facilities Financing Authority (Catholic Healthcare
              West) Series G 5.25% 7/1/23                                                                  500,000         490,875
13033WEM1     California Infrastructure & Economic Development Bank Revenue
              (Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31                                  1,000,000       1,029,560
                                                                                         3,843,873
Miscellaneous Revenue Bonds - 4.72%
797391QT9     San Diego County Certificates of Participation 5.70% 2/1/28                                1,200,000       1,086,588
797391RX9     San Diego County Certificates of Participation (The Burnham Institute)
              6.25% 9/1/29                                                                               1,000,000       1,034,050
                                                                                         2,120,638
Multi Family Housing Revenue Bonds - 9.17%
13077VT69     California Statewide Communities Development Authority Multifamily
              Housing Revenue (Citrus Gardens Apartments Project) Series D1 5.375%
               7/1/32                                                                                    1,000,000       1,011,730
13077VWP3     California Statewide Communities Development Authority Multifamily
              Housing Revenue (Silver Ridge Apartments) 5.80% 8/1/33 (AMT)                               1,000,000       1,077,150
69666YAS4     Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park)
              5.75% 5/15/37                                                                              1,000,000       1,016,630
801617EM9     Santa Clara County Housing Authority (Rivertown Apartments Project)
              Series A 5.85% 8/1/31 (AMT)                                                                1,000,000       1,013,660
                                                                                         4,119,170
Municipal Lease Revenue Bonds - 8.06%
130684GV9     California State Public Works Board (Department of Corrections) Series
              C 5.25% 6/1/28                                                                             1,500,000       1,539,000
              Golden State Tobacco Securitization
38122NCM2        5.50% 6/1/43 (RADIAN)                                                                   1,000,000       1,044,010
38122NBU5        5.625% 6/1/33                                                                           1,000,000       1,036,960

                                                                                         3,619,970

              Principal
              Amount
Parking Revenue Bonds - 2.36%
797300PP9     San Diego Redevelopment Agency 6.40% 9/1/25                                                1,000,000       1,061,650
                                                                                         1,061,650
Ports & Harbors Revenue Bonds - 2.31%
735000EK3     Port of Oakland 5.375% 11/1/27 (FGIC)(AMT)                                                 1,000,000       1,039,360
                                                                                         1,039,360
Public Power Revenue Bonds - 2.39%
13066YCR8     California State Department Water Reserve Power Supply Revenue
              Series A 5.375% 5/1/21                                                                     1,000,000       1,073,290
                                                                                         1,073,290
School District General Obligation Bonds - 3.48%
304747DW5     Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                                 500,000         542,330
797355PS7     San Diego Unified School District 5.00% 7/1/28 (FSA)                                       1,000,000       1,022,510
                                                                                         1,564,840
School District Revenue Bonds - 2.16%
130911VN7     California Statewide Community Development (Viewpoint School
              Project) 5.00% 10/1/28 (ACA)                                                               1,000,000         972,130
                                                                                           972,130
State General Obligation Bonds - 7.30%
              California State
13062PPU0        5.00% 2/1/33                                                                            1,000,000       1,007,800
13062PLA8        5.50% 11/1/33                                                                           1,000,000       1,058,570
13067JAR2     California State Economic Recovery Series A 5.25% 1/1/10                                     500,000         558,310
13062NCE5     California State Veterans Series B 5.70% 12/1/32 (AMT)                                       640,000         652,877
                                                                                         3,277,557
Tax Increment / Special Assessment Bonds - 9.03%
20056NCS7     Commerce California Joint Powers Financing Authority (Redevelopment
              Projects) Series A 5.00% 8/1/28 (RADIAN)                                                   1,000,000       1,006,040
504194FP1     La Quinta Redevelopment Agency Tax Allocation 5.10% 9/1/31
                                                                                                         1,000,000       1,023,260
50963JDT2     Lake Elisnore Public Financing Authority 5.50% 9/1/30                                      1,000,000       1,008,890
842472AC6     Southern California Logistics Airport Authority (Southern California
              Logistics Airport Project) 6.50% 12/1/31                                                   1,000,000       1,018,290
                                                                                         4,056,480
Territorial Revenue Bonds - 2.48%
74526QBN1     Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
              7/1/13 (CIFG)                                                                              1,000,000       1,112,680
                                                                                         1,112,680
Waste Disposal Revenue Bonds - 4.57%
795036BJ0     Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/31
              (AMBAC)(AMT)                                                                               2,000,000       2,051,320
                                                                                         2,051,320
Water & Sewer Revenue Bonds - 2.27%
592663H43     Metropolitan Water District Southern California Waterworks Revenue
              Authority Series B-1 5.00% 10/1/36 (FGIC)                                                  1,000,000       1,018,670
                                                                                         1,018,670
Total Municipal Bonds (cost $42,247,190)                                                43,393,727
Money Market- 0.88%
Repurchase Agreements - 0.88%
0901FEDCA     Federated California Muni 1.038% 9/1/04                                                      394,990         394,990
                                                                                           394,990
Total Money Market (cost $394,990)                                                         394,990
Total Market Value of Securities - 97.48%
   (cost $42,642,180)                                                                   43,788,717
Receivables and Other Assets Net of Liabilities - 2.52%                                  1,132,877
Net Assets Applicable to 0 Shares Outstanding - 100.00%                              $  44,921,594

DELAWARE TAX FREE CALIFORNIA INSURED FUND
  31-Aug-04

              Principal
              Amount
Municipal Bonds- 97.21%
Airport Revenue Bonds - 3.07%
786107GG1     Sacramento County Airport System Revenue Series A 5.00% 7/1/32
              (FSA)                                                                                  $   1,000,000   $   1,012,870
                                                                                         1,012,870
Continuing Care / Retirement Revenue Bonds - 3.09%
13033FPF1     California Health Facilities Financing (The Episcopal Home) 5.30%
              2/1/32 (RADIAN)                                                                            1,000,000       1,021,280
                                                                                         1,021,280
Dedicated Tax & Fees Revenue Bonds - 6.13%
796844HF8     San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                        1,000,000       1,000,370
797669LN6     San Francisco Bay Area Rapid Transit District Sales Tax Revenue
              5.125% 7/1/36 (AMBAC)                                                                      1,000,000       1,022,650
                                                                                         2,023,020
Higher Education Revenue Bonds - 6.43%
130175NZ1     California Educational Facilities Authority Revenue (University of The
              Pacific) 5.75% 11/1/30 (MBIA)                                                              1,000,000       1,097,490
130911KV1     California Statewide Communities Development Authority Revenue
              (Bentley School) 6.75% 7/1/32                                                              1,000,000       1,024,910
                                                                                         2,122,400
Hospital Revenue Bonds - 1.49%
13033FRR3     California Health Facilities Financing Authority (Catholic Healthcare
              West) Series G 5.25% 7/1/23                                                                  500,000         490,875
                                                                                           490,875
Miscellaneous Revenue Bonds - 3.33%
797391TR0     San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                         1,000,000       1,100,170
                                                                                         1,100,170
Multi Family Housing Revenue Bonds - 15.13%
13077VT69     California Statewide Communities Development Authority Multifamily
              Housing Revenue (Citrus Gardens Apartments Project) Series D1 5.375%
               7/1/32                                                                                      800,000         809,384
13077VB76     California Statewide Communities Development Authority Multifamily
              Housing Revenue (East Tabor Apartments) 6.85% 8/20/36 (GNMA)
              (AMT)                                                                                      1,500,000       1,594,981
544582TM1     Los Angeles Multifamily Housing Revenue (Park Plaza) 5.50% 1/20/43
              (GNMA)(AMT)                                                                                1,430,000       1,484,354
923037AU9     Ventura County Area Housing Authority Multifamily Housing Revenue
              (Glen Oaks Apartments) Series A 6.35% 7/20/34 (GNMA)                                       1,018,000       1,100,987
                                                                                         4,989,706
Municipal Lease Revenue Bonds - 9.43%
13068H6D1     California State Public Works Board Lease Revenue 5.00% 3/1/27
              (AMBAC)                                                                                    1,000,000       1,019,100
353865DN5     Franklin-McKinley School District Certificates of Participation (Financing
               Project) Series B 5.00% 9/1/27 (AMBAC)                                                    1,060,000       1,078,836

798250AT3     San Juan Basin Authority (Ground Water Recovery Project) 5.00%
              12/1/34 (AMBAC)                                                                            1,000,000       1,015,870
                                                                                         3,113,806
Ports & Harbors Revenue Bonds - 3.26%
735000BB6     Port of Oakland 5.75% 11/1/29 (FGIC)(AMT)                                                  1,000,000       1,076,440
                                                                                         1,076,440
Pre-Refunded Bonds - 4.59%
672323CV2     Oakland Industrial Revenue (Harrison Foundation) Series B 6.00%
              1/1/29-10 (AMBAC)                                                                          1,300,000       1,514,162
                                                                                         1,514,162
Public Power Revenue Bonds - 3.25%
13066YCR8     California State Department Water Reserve Power Supply Revenue
              Series A 5.375% 5/1/21                                                                     1,000,000       1,073,290
                                                                                         1,073,290

              Principal
              Amount
School District General Obligation Bonds - 9.30%
519547CL5     Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                     1,000,000       1,018,210
797355PS7     San Diego Unified School District 5.00% 7/1/28 (FSA)                                       1,000,000       1,022,510
817409NX9     Sequoia Unified High School District 5.125% 7/1/31 (FSA)                                   1,000,000       1,030,740
                                                                                         3,071,460
State General Obligation Bonds - 3.21%
13062PLA8     California State 5.50% 11/1/33                                                             1,000,000       1,058,570
                                                                                         1,058,570
Tax Increment / Special Assessment Bonds - 12.80%
504194FP1     La Quinta Redevelopment Agency Tax Allocation 5.10% 9/1/31
                                                                                                         1,000,000       1,023,260
738800FA4     Poway Redevelopment Agency Certificates of Participation 5.75%
              6/15/33 (MBIA)                                                                             1,400,000       1,547,112
769123CM0     Riverside County Redevelopment Agency 5.25% 10/1/35 (AMBAC)                                1,590,000       1,655,301
                                                                                         4,225,673
Territorial Revenue Bonds - 3.37%
74526QBN1     Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
              7/1/13 (CIFG)                                                                              1,000,000       1,112,680
                                                                                         1,112,680
Waste Disposal Revenue Bonds - 6.24%
795036BH4     Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/27 (AMBAC)
              (AMT)                                                                                      2,000,000       2,060,340
                                                                                         2,060,340
Water & Sewer Revenue Bonds - 3.09%
13066KMA4     California State Department of Water Resources Water Systems
              Revenue (Central Valley Project) Series X 5.00% 12/1/29 (FGIC)                             1,000,000       1,020,590
                                                                                         1,020,590
Total Municipal Bonds (cost $30,484,157)                                                32,087,332
Money Market- 0.27%
Repurchase Agreements - 0.27%
0901FEDCA     Federated California Muni 1.038% 9/1/04                                                        90,190          90,190
                                                                                            90,190
Total Money Market (cost $90,190)                                                           90,190
Total Market Value of Securities - 97.48%
   (cost $30,574,347)                                                                   32,177,522
Receivables and Other Assets Net of Liabilities - 2.52%                                    831,547
Net Assets Applicable to 0 Shares Outstanding - 100.00%                                 33,009,069

See accompanying notes

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004
(UNAUDITED)

                                                                                         DELAWARE TAX-FREE CALIFORNIA FUND
                                                                             % OF NET    ---------------------------------
                                                                              ASSETS       PAR/SHARES        MARKET VALUE
                                                                             --------    --------------     --------------
MUNICIPAL BONDS                                                                 96.86%
AIRPORT REVENUE BONDS                                                            2.60%
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                    $    1,000,000     $    1,011,330
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)                                  0                  0
                                                                                                            --------------
                                                                                                                 1,011,330
                                                                                                            --------------
CONTINUING CARE / RETIREMENT REVENUE BONDS                                       5.45%
Abag Finance Authority of California (Nonprofit Corporations-Lincoln
Glen Manor) 6.10% 2/15/25 (RADIAN)                                                            2,000,000          2,202,080
California Health Facilities Financing (The Episcopal Home) 5.30%
2/1/32 (RADIAN)                                                                               1,000,000          1,021,280
                                                                                                            --------------
                                                                                                                 3,223,360
                                                                                                            --------------
DEDICATED TAX & FEES REVENUE BONDS                                               5.16%
Poway Unified School District 5.60% 9/1/33                                                    1,000,000          1,000,290
San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                           1,000,000          1,000,370
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
5.125% 7/1/36 (AMBAC)                                                                                 0                  0
                                                                                                            --------------
                                                                                                                 2,000,660
                                                                                                            --------------
HIGHER EDUCATION REVENUE BONDS                                                  10.71%
California Educational Facilities Authority Revenue (Pepperdine
University) Series A 5.50% 8/1/32                                                             1,000,000          1,038,220
California Educational Facilities Authority Revenue (University of the
Pacific) 5.25% 5/1/34                                                                         1,000,000          1,023,910
California Educational Facilities Authority Revenue (University of The
Pacific) 5.75% 11/1/30 (MBIA)                                                                         0                  0
California State University Systemwide Revenue Series A 5.25%
11/1/20 (FSA)                                                                                 1,000,000          1,094,729
California Statewide Communities Development Authority Revenue
(Bentley School) 6.75% 7/1/32                                                                 1,000,000          1,024,910
California Statewide Communities Revenue Authority East Campus
Apartments LLC Series A 5.625% 8/1/34 (ACA)                                                   1,000,000          1,019,710
San Diego County Certificates of Participation (University of San
Diego) 5.375% 10/1/41                                                                         1,000,000          1,025,270
                                                                                                            --------------
                                                                                                                 6,226,749
                                                                                                            --------------
HOSPITAL REVENUE BONDS                                                           5.56%
Abag Finance Authority of California (Nonprofit Corporations-San Diego
Hospital Association) Series A 6.125% 8/15/20                                                 1,250,000          1,333,188
California Health Facilities Financing Authority (Adventist Health
Systems) Series A 5.00% 3/1/33                                                                1,000,000            990,250
California Health Facilities Financing Authority (Catholic Healthcare
West) Series G 5.25% 7/1/23                                                                     500,000            490,875
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31                                     1,000,000          1,029,560
                                                                                                            --------------
                                                                                                                 3,843,873
                                                                                                            --------------
MISCELLANEOUS REVENUE BONDS                                                      4.13%
San Diego County Certificates of Participation 5.70% 2/1/28                                   1,200,000          1,086,588
San Diego County Certificates of Participation (The Burnham Institute)
6.25% 9/1/29                                                                                  1,000,000          1,034,050

                                                                                           DELAWARE TAX-FREE CALIFORNIA
                                                                                                   INSURED FUND
                                                                                         ---------------------------------
                                                                                           PAR/SHARES        MARKET VALUE
                                                                                         --------------     --------------
MUNICIPAL BONDS
AIRPORT REVENUE BONDS
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                    $            0     $            0
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)                          1,000,000          1,012,870
                                                                                                            --------------
                                                                                                                 1,012,870
                                                                                                            --------------
CONTINUING CARE / RETIREMENT REVENUE BONDS
Abag Finance Authority of California (Nonprofit Corporations-Lincoln
Glen Manor) 6.10% 2/15/25 (RADIAN)                                                                    0                  0
California Health Facilities Financing (The Episcopal Home) 5.30%
2/1/32 (RADIAN)                                                                               1,000,000          1,021,280
                                                                                                            --------------
                                                                                                                 1,021,280
                                                                                                            --------------
DEDICATED TAX & FEES REVENUE BONDS
Poway Unified School District 5.60% 9/1/33                                                            0                  0
San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                           1,000,000          1,000,370
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
5.125% 7/1/36 (AMBAC)                                                                         1,000,000          1,022,650
                                                                                                            --------------
                                                                                                                 2,023,020
                                                                                                            --------------
HIGHER EDUCATION REVENUE BONDS
California Educational Facilities Authority Revenue (Pepperdine
University) Series A 5.50% 8/1/32                                                                     0                  0
California Educational Facilities Authority Revenue (University of the
Pacific) 5.25% 5/1/34                                                                                 0                  0
California Educational Facilities Authority Revenue (University of The
Pacific) 5.75% 11/1/30 (MBIA)                                                                 1,000,000          1,097,490
California State University Systemwide Revenue Series A 5.25%
11/1/20 (FSA)                                                                                         0                  0
California Statewide Communities Development Authority Revenue
(Bentley School) 6.75% 7/1/32                                                                 1,000,000          1,024,910
California Statewide Communities Revenue Authority East Campus
Apartments LLC Series A 5.625% 8/1/34 (ACA)                                                           0                  0
San Diego County Certificates of Participation (University of San
Diego) 5.375% 10/1/41                                                                                 0                  0
                                                                                                            --------------
                                                                                                                 2,122,400
                                                                                                            --------------
HOSPITAL REVENUE BONDS
Abag Finance Authority of California (Nonprofit Corporations-San Diego
Hospital Association) Series A 6.125% 8/15/20                                                         0                  0
California Health Facilities Financing Authority (Adventist Health
Systems) Series A 5.00% 3/1/33                                                                        0                  0
California Health Facilities Financing Authority (Catholic Healthcare
West) Series G 5.25% 7/1/23                                                                     500,000            490,875
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31                                             0                  0
                                                                                                            --------------
                                                                                                                   490,875
                                                                                                            --------------
MISCELLANEOUS REVENUE BONDS
San Diego County Certificates of Participation 5.70% 2/1/28                                           0                  0
San Diego County Certificates of Participation (The Burnham Institute)
6.25% 9/1/29                                                                                          0                  0

                                                                                           DELAWARE TAX-FREE CALIFORNIA
                                                                                                   INSURED FUND
                                                                                                PRO FORMA COMBINED
                                                                                         ---------------------------------
                                                                                           PAR/SHARES        MARKET VALUE
                                                                                         --------------     --------------
MUNICIPAL BONDS
AIRPORT REVENUE BONDS
San Jose Airport Revenue Series A 5.00% 3/1/31 (FGIC)                                    $    1,000,000     $    1,011,330
Sacramento County Airport System Revenue Series A 5.00% 7/1/32 (FSA)                          1,000,000          1,012,870
                                                                                                            --------------
                                                                                                                 2,024,200
                                                                                                            --------------
CONTINUING CARE / RETIREMENT REVENUE BONDS
Abag Finance Authority of California (Nonprofit Corporations-Lincoln
Glen Manor) 6.10% 2/15/25 (RADIAN)                                                            2,000,000          2,202,080
California Health Facilities Financing (The Episcopal Home) 5.30%
2/1/32 (RADIAN)                                                                               2,000,000          2,042,560
                                                                                                            --------------
                                                                                                                 4,244,640
                                                                                                            --------------
DEDICATED TAX & FEES REVENUE BONDS
Poway Unified School District 5.60% 9/1/33                                                    1,000,000          1,000,290
San Bernardino County Special Tax Community Facilities 5.90% 9/1/33                           2,000,000          2,000,740
San Francisco Bay Area Rapid Transit District Sales Tax Revenue
5.125% 7/1/36 (AMBAC)                                                                         1,000,000          1,022,650
                                                                                                            --------------
                                                                                                                 4,023,680
                                                                                                            --------------
HIGHER EDUCATION REVENUE BONDS
California Educational Facilities Authority Revenue (Pepperdine
University) Series A 5.50% 8/1/32                                                             1,000,000          1,038,220
California Educational Facilities Authority Revenue (University of the
Pacific) 5.25% 5/1/34                                                                         1,000,000          1,023,910
California Educational Facilities Authority Revenue (University of The
Pacific) 5.75% 11/1/30 (MBIA)                                                                 1,000,000          1,097,490
California State University Systemwide Revenue Series A 5.25%
11/1/20 (FSA)                                                                                 1,000,000          1,094,729
California Statewide Communities Development Authority Revenue
(Bentley School) 6.75% 7/1/32                                                                 2,000,000          2,049,820
California Statewide Communities Revenue Authority East Campus
Apartments LLC Series A 5.625% 8/1/34 (ACA)                                                   1,000,000          1,019,710
San Diego County Certificates of Participation (University of San
Diego) 5.375% 10/1/41                                                                         1,000,000          1,025,270
                                                                                                            --------------
                                                                                                                 8,349,149
                                                                                                            --------------
HOSPITAL REVENUE BONDS
Abag Finance Authority of California (Nonprofit Corporations-San Diego
Hospital Association) Series A 6.125% 8/15/20                                                 1,250,000          1,333,188
California Health Facilities Financing Authority (Adventist Health
Systems) Series A 5.00% 3/1/33                                                                1,000,000            990,250
California Health Facilities Financing Authority (Catholic Healthcare
West) Series G 5.25% 7/1/23                                                                   1,000,000            981,750
California Infrastructure & Economic Development Bank Revenue
(Kaiser Hospital Associates I, LLC) Series A 5.55% 8/1/31                                     1,000,000          1,029,560
                                                                                                            --------------
                                                                                                                 4,334,748
                                                                                                            --------------
MISCELLANEOUS REVENUE BONDS
San Diego County Certificates of Participation 5.70% 2/1/28                                   1,200,000          1,086,588
San Diego County Certificates of Participation (The Burnham Institute)
6.25% 9/1/29                                                                                  1,000,000          1,034,050

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004
(UNAUDITED)

                                                                                         DELAWARE TAX-FREE CALIFORNIA FUND
                                                                             % OF NET    ---------------------------------
                                                                              ASSETS       PAR/SHARES        MARKET VALUE
                                                                             --------    --------------     --------------
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                                    0                  0
                                                                                                            --------------
                                                                                                                 2,120,638
                                                                                                            --------------
MULTI FAMILY HOUSING REVENUE BONDS                                              11.69%
California Statewide Communities Development Authority Multifamily
Housing Revenue (Citrus Gardens Apartments Project) Series D1 5.375%
 7/1/32                                                                                       1,000,000          1,011,730
California Statewide Communities Development Authority Multifamily
Housing Revenue (East Tabor Apartments) 6.85% 8/20/36 (GNMA)
(AMT)                                                                                                 0                  0
California Statewide Communities Development Authority Multifamily
Housing Revenue (Silver Ridge Apartments) 5.80% 8/1/33 (AMT)                                  1,000,000          1,077,150
Los Angeles Multifamily Housing Revenue (Park Plaza) 5.50% 1/20/43
(GNMA)(AMT)                                                                                           0                  0
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park)
5.75% 5/15/37                                                                                 1,000,000          1,016,630
Santa Clara County Housing Authority (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)                                                                   1,000,000          1,013,660
Ventura County Area Housing Authority Multifamily Housing Revenue
(Glen Oaks Apartments) Series A 6.35% 7/20/34 (GNMA)                                                  0                  0
                                                                                                            --------------
                                                                                                                 4,119,170
                                                                                                            --------------
MUNICIPAL LEASE REVENUE BONDS                                                    8.64%
California State Public Works Board Lease Revenue 5.00% 3/1/27
(AMBAC)                                                                                               0                  0
California State Public Works Board (Department of Corrections) Series
C 5.25% 6/1/28                                                                                1,500,000          1,539,000
Franklin-McKinley School District Certificates of Participation (Financing
 Project) Series B 5.00% 9/1/27 (AMBAC)                                                               0                  0
Golden State Tobacco Securitization
   5.50% 6/1/43 (RADIAN)                                                                      1,000,000          1,044,010
   5.625% 6/1/33                                                                              1,000,000          1,036,960
San Juan Basin Authority (Ground Water Recovery Project) 5.00%
12/1/34 (AMBAC)                                                                                       0                  0
                                                                                                            --------------
                                                                                                                 3,619,970
                                                                                                            --------------
PARKING REVENUE BONDS                                                            1.36%
San Diego Redevelopment Agency 6.40% 9/1/25                                                   1,000,000          1,061,650
                                                                                                            --------------
                                                                                                                 1,061,650
                                                                                                            --------------
PORTS & HARBORS REVENUE BONDS                                                    2.71%
Port of Oakland 5.375% 11/1/27 (FGIC)(AMT)                                                    1,000,000          1,039,360
Port of Oakland 5.75% 11/1/29 (FGIC)(AMT)                                                             0                  0
                                                                                                            --------------
                                                                                                                 1,039,360
                                                                                                            --------------
*PRE-REFUNDED BONDS                                                              1.94%
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00%
1/1/29-10 (AMBAC)                                                                                     0                  0
                                                                                                            --------------
                                                                                                                         0
                                                                                                            --------------
PUBLIC POWER REVENUE BONDS                                                       2.75%
California State Department Water Reserve Power Supply Revenue

                                                                                           DELAWARE TAX-FREE CALIFORNIA
                                                                                                   INSURED FUND
                                                                                         ---------------------------------
                                                                                           PAR/SHARES        MARKET VALUE
                                                                                         --------------     --------------
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                            1,000,000          1,100,170
                                                                                                            --------------
                                                                                                                 1,100,170
                                                                                                            --------------
MULTI FAMILY HOUSING REVENUE BONDS
California Statewide Communities Development Authority Multifamily
Housing Revenue (Citrus Gardens Apartments Project) Series D1 5.375%                            800,000            809,384
 7/1/32
California Statewide Communities Development Authority Multifamily
Housing Revenue (East Tabor Apartments) 6.85% 8/20/36 (GNMA)                                  1,500,000          1,594,981
(AMT)
California Statewide Communities Development Authority Multifamily
Housing Revenue (Silver Ridge Apartments) 5.80% 8/1/33 (AMT)                                          0                  0
Los Angeles Multifamily Housing Revenue (Park Plaza) 5.50% 1/20/43
(GNMA)(AMT)                                                                                   1,430,000          1,484,354
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park)
5.75% 5/15/37                                                                                         0                  0
Santa Clara County Housing Authority (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)                                                                           0                  0
Ventura County Area Housing Authority Multifamily Housing Revenue
(Glen Oaks Apartments) Series A 6.35% 7/20/34 (GNMA)                                          1,018,000          1,100,987
                                                                                                            --------------
                                                                                                                 4,989,706
                                                                                                            --------------
MUNICIPAL LEASE REVENUE BONDS
California State Public Works Board Lease Revenue 5.00% 3/1/27
(AMBAC)                                                                                       1,000,000          1,019,100
California State Public Works Board (Department of Corrections) Series
C 5.25% 6/1/28                                                                                        0                  0
Franklin-McKinley School District Certificates of Participation (Financing
 Project) Series B 5.00% 9/1/27 (AMBAC)                                                       1,060,000          1,078,836
Golden State Tobacco Securitization
   5.50% 6/1/43 (RADIAN)                                                                              0                  0
   5.625% 6/1/33                                                                                      0                  0
San Juan Basin Authority (Ground Water Recovery Project) 5.00%
12/1/34 (AMBAC)                                                                               1,000,000          1,015,870
                                                                                                            --------------
                                                                                                                 3,113,806
                                                                                                            --------------
PARKING REVENUE BONDS
San Diego Redevelopment Agency 6.40% 9/1/25                                                           0                  0
                                                                                                            --------------
                                                                                                                         0
                                                                                                            --------------
PORTS & HARBORS REVENUE BONDS
Port of Oakland 5.375% 11/1/27 (FGIC)(AMT)                                                            0                  0
Port of Oakland 5.75% 11/1/29 (FGIC)(AMT)                                                     1,000,000          1,076,440
                                                                                                            --------------
                                                                                                                 1,076,440
                                                                                                            --------------
*PRE-REFUNDED BONDS
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00%
1/1/29-10 (AMBAC)                                                                             1,300,000          1,514,162
                                                                                                            --------------
                                                                                                                 1,514,162
                                                                                                            --------------
PUBLIC POWER REVENUE BONDS
California State Department Water Reserve Power Supply Revenue

                                                                                           DELAWARE TAX-FREE CALIFORNIA
                                                                                                   INSURED FUND
                                                                                                PRO FORMA COMBINED
                                                                                         ---------------------------------
                                                                                           PAR/SHARES        MARKET VALUE
                                                                                         --------------     --------------
San Diego County Certificates of Participation 5.75% 7/1/31 (MBIA)                            1,000,000          1,100,170
                                                                                                            --------------
                                                                                                                 3,220,808
                                                                                                            --------------
MULTI FAMILY HOUSING REVENUE BONDS
California Statewide Communities Development Authority Multifamily
Housing Revenue (Citrus Gardens Apartments Project) Series D1 5.375%
 7/1/32                                                                                       1,800,000          1,821,114
California Statewide Communities Development Authority Multifamily
Housing Revenue (East Tabor Apartments) 6.85% 8/20/36 (GNMA)
(AMT)                                                                                         1,500,000          1,594,981
California Statewide Communities Development Authority Multifamily
Housing Revenue (Silver Ridge Apartments) 5.80% 8/1/33 (AMT)                                  1,000,000          1,077,150
Los Angeles Multifamily Housing Revenue (Park Plaza) 5.50% 1/20/43
(GNMA)(AMT)                                                                                   1,430,000          1,484,354
Palm Springs Mobile Home Park Revenue (Sahara Mobile Home Park)
5.75% 5/15/37                                                                                 1,000,000          1,016,630
Santa Clara County Housing Authority (Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)                                                                   1,000,000          1,013,660
Ventura County Area Housing Authority Multifamily Housing Revenue
(Glen Oaks Apartments) Series A 6.35% 7/20/34 (GNMA)                                          1,018,000          1,100,987
                                                                                                            --------------
                                                                                                                 9,108,876
                                                                                                            --------------
MUNICIPAL LEASE REVENUE BONDS
California State Public Works Board Lease Revenue 5.00% 3/1/27
(AMBAC)                                                                                       1,000,000          1,019,100
California State Public Works Board (Department of Corrections) Series
C 5.25% 6/1/28                                                                                1,500,000          1,539,000
Franklin-McKinley School District Certificates of Participation (Financing
 Project) Series B 5.00% 9/1/27 (AMBAC)                                                       1,060,000          1,078,836
Golden State Tobacco Securitization
   5.50% 6/1/43 (RADIAN)                                                                      1,000,000          1,044,010
   5.625% 6/1/33                                                                              1,000,000          1,036,960
San Juan Basin Authority (Ground Water Recovery Project) 5.00%
12/1/34 (AMBAC)                                                                               1,000,000          1,015,870
                                                                                                            --------------
                                                                                                                 6,733,776
                                                                                                            --------------
PARKING REVENUE BONDS
San Diego Redevelopment Agency 6.40% 9/1/25                                                   1,000,000          1,061,650
                                                                                                            --------------
                                                                                                                 1,061,650
                                                                                                            --------------
PORTS & HARBORS REVENUE BONDS
Port of Oakland 5.375% 11/1/27 (FGIC)(AMT)                                                    1,000,000          1,039,360
Port of Oakland 5.75% 11/1/29 (FGIC)(AMT)                                                     1,000,000          1,076,440
                                                                                                            --------------
                                                                                                                 2,115,800
                                                                                                            --------------
*PRE-REFUNDED BONDS
Oakland Industrial Revenue (Harrison Foundation) Series B 6.00%
1/1/29-10 (AMBAC)                                                                             1,300,000          1,514,162
                                                                                                            --------------
                                                                                                                 1,514,162
                                                                                                            --------------
PUBLIC POWER REVENUE BONDS
California State Department Water Reserve Power Supply Revenue

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004
(UNAUDITED)

                                                                                         DELAWARE TAX-FREE CALIFORNIA FUND
                                                                             % OF NET    ---------------------------------
                                                                              ASSETS       PAR/SHARES        MARKET VALUE
                                                                             --------    --------------     --------------
Series A 5.375% 5/1/21                                                                        1,000,000          1,073,290
                                                                                                            --------------
                                                                                                                 1,073,290
                                                                                                            --------------
SCHOOL DISTRICT GENERAL OBLIGATION BONDS                                         5.95%
Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                                    500,000            542,330
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                                0                  0
San Diego Unified School District 5.00% 7/1/28 (FSA)                                          1,000,000          1,022,510
Sequoia Unified High School District 5.125% 7/1/31 (FSA)                                              0                  0
                                                                                                            --------------
                                                                                                                 1,564,840
                                                                                                            --------------
SCHOOL DISTRICT REVENUE BONDS                                                    1.25%
California Statewide Community Development (Viewpoint School
Project) 5.00% 10/1/28 (ACA)                                                                  1,000,000            972,130
                                                                                                            --------------
                                                                                                                   972,130
                                                                                                            --------------
STATE GENERAL OBLIGATION BONDS                                                   5.56%
California State
   5.00% 2/1/33                                                                               1,000,000          1,007,800
   5.50% 11/1/33                                                                              1,000,000          1,058,570
California State Economic Recovery Series A 5.25% 1/1/10                                        500,000            558,310
California State Veterans Series B 5.70% 12/1/32 (AMT)                                          640,000            652,877
                                                                                                            --------------
                                                                                                                 3,277,557
                                                                                                            --------------
TAX INCREMENT / SPECIAL ASSESSMENT BONDS                                        10.63%
Commerce California Joint Powers Financing Authority (Redevelopment
Projects) Series A 5.00% 8/1/28 (RADIAN)                                                      1,000,000          1,006,040
La Quinta Redevelopment Agency Tax Allocation 5.10% 9/1/31                                    1,000,000          1,023,260
Lake Elisnore Public Financing Authority 5.50% 9/1/30                                         1,000,000          1,008,890
Poway Redevelopment Agency Certificates of Participation 5.75%
6/15/33 (MBIA)                                                                                        0                  0
Riverside County Redevelopment Agency 5.25% 10/1/35 (AMBAC)                                           0                  0
Southern California Logistics Airport Authority (Southern California
Logistics Airport Project) 6.50% 12/1/31                                                      1,000,000          1,018,290
                                                                                                            --------------
                                                                                                                 4,056,480
                                                                                                            --------------
TERRITORIAL REVENUE BONDS                                                        2.86%
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                                 1,000,000          1,112,680
                                                                                                            --------------
                                                                                                                 1,112,680
                                                                                                            --------------
WASTE DISPOSAL REVENUE BONDS                                                     5.28%
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/31
(AMBAC)(AMT)                                                                                  2,000,000          2,051,320
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/27 (AMBAC) (AMT)                               0                  0
                                                                                                            --------------
                                                                                                                 2,051,320
                                                                                                            --------------
WATER & SEWER REVENUE BONDS                                                      2.62%
California State Department of Water Resources Water Systems
Revenue (Central Valley Project) Series X 5.00% 12/1/29 (FGIC)                                        0                  0
Metropolitan Water District Southern California Waterworks Revenue
Authority Series B-1 5.00% 10/1/36 (FGIC)                                                     1,000,000          1,018,670
                                                                                                            --------------
                                                                                                                 1,018,670
                                                                                                            --------------
TOTAL MUNICIPAL BONDS                                                                                           43,393,727

                                                                                           DELAWARE TAX-FREE CALIFORNIA
                                                                                                   INSURED FUND
                                                                                         ---------------------------------
                                                                                           PAR/SHARES        MARKET VALUE
                                                                                         --------------     --------------
Series A 5.375% 5/1/21                                                                        1,000,000          1,073,290
                                                                                                            --------------
                                                                                                                 1,073,290
                                                                                                            --------------
SCHOOL DISTRICT GENERAL OBLIGATION BONDS
Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                                          0                  0
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                        1,000,000          1,018,210
San Diego Unified School District 5.00% 7/1/28 (FSA)                                          1,000,000          1,022,510
Sequoia Unified High School District 5.125% 7/1/31 (FSA)                                      1,000,000          1,030,740
                                                                                                            --------------
                                                                                                                 3,071,460
                                                                                                            --------------
SCHOOL DISTRICT REVENUE BONDS
California Statewide Community Development (Viewpoint School
Project) 5.00% 10/1/28 (ACA)                                                                          0                  0
                                                                                                            --------------
                                                                                                                         0
                                                                                                            --------------
STATE GENERAL OBLIGATION BONDS
California State
   5.00% 2/1/33                                                                                       0                  0
   5.50% 11/1/33                                                                              1,000,000          1,058,570
California State Economic Recovery Series A 5.25% 1/1/10                                              0                  0
California State Veterans Series B 5.70% 12/1/32 (AMT)                                                0                  0
                                                                                                            --------------
                                                                                                                 1,058,570
                                                                                                            --------------
TAX INCREMENT / SPECIAL ASSESSMENT BONDS
Commerce California Joint Powers Financing Authority (Redevelopment
Projects) Series A 5.00% 8/1/28 (RADIAN)                                                              0                  0
La Quinta Redevelopment Agency Tax Allocation 5.10% 9/1/31                                    1,000,000          1,023,260
Lake Elisnore Public Financing Authority 5.50% 9/1/30                                                 0                  0
Poway Redevelopment Agency Certificates of Participation 5.75%
6/15/33 (MBIA)                                                                                1,400,000          1,547,112
Riverside County Redevelopment Agency 5.25% 10/1/35 (AMBAC)                                   1,590,000          1,655,301
Southern California Logistics Airport Authority (Southern California
Logistics Airport Project) 6.50% 12/1/31                                                              0                  0
                                                                                                            --------------
                                                                                                                 4,225,673
                                                                                                            --------------
TERRITORIAL REVENUE BONDS
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                                 1,000,000          1,112,680
                                                                                                            --------------
                                                                                                                 1,112,680
                                                                                                            --------------
WASTE DISPOSAL REVENUE BONDS
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/31
(AMBAC)(AMT)                                                                                          0                  0
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/27 (AMBAC) (AMT)                       2,000,000          2,060,340
                                                                                                            --------------
                                                                                                                 2,060,340
                                                                                                            --------------
WATER & SEWER REVENUE BONDS
California State Department of Water Resources Water Systems
Revenue (Central Valley Project) Series X 5.00% 12/1/29 (FGIC)                                1,000,000          1,020,590
Metropolitan Water District Southern California Waterworks Revenue
Authority Series B-1 5.00% 10/1/36 (FGIC)                                                             0                  0
                                                                                                            --------------
                                                                                                                 1,020,590
                                                                                                            --------------
TOTAL MUNICIPAL BONDS                                                                                           32,087,332

                                                                                           DELAWARE TAX-FREE CALIFORNIA
                                                                                                    INSURED FUND
                                                                                                 PRO FORMA COMBINED
                                                                                         ---------------------------------
                                                                                           PAR/SHARES        MARKET VALUE
                                                                                         --------------     --------------
Series A 5.375% 5/1/21                                                                        2,000,000          2,146,580
                                                                                                            --------------
                                                                                                                 2,146,580
                                                                                                            --------------
SCHOOL DISTRICT GENERAL OBLIGATION BONDS
Fairfield-Suisun Unified School District 5.50% 8/1/28 (MBIA)                                    500,000            542,330
Lawndale Elementary School District 5.00% 8/1/32 (FSA)                                        1,000,000          1,018,210
San Diego Unified School District 5.00% 7/1/28 (FSA)                                          2,000,000          2,045,020
Sequoia Unified High School District 5.125% 7/1/31 (FSA)                                      1,000,000          1,030,740
                                                                                                            --------------
                                                                                                                 4,636,300
                                                                                                            --------------
SCHOOL DISTRICT REVENUE BONDS
California Statewide Community Development (Viewpoint School
Project) 5.00% 10/1/28 (ACA)                                                                  1,000,000            972,130
                                                                                                            --------------
                                                                                                                   972,130
                                                                                                            --------------
STATE GENERAL OBLIGATION BONDS
California State
   5.00% 2/1/33                                                                               1,000,000          1,007,800
   5.50% 11/1/33                                                                              2,000,000          2,117,140
California State Economic Recovery Series A 5.25% 1/1/10                                        500,000            558,310
California State Veterans Series B 5.70% 12/1/32 (AMT)                                          640,000            652,877
                                                                                                            --------------
                                                                                                                 4,336,127
                                                                                                            --------------
TAX INCREMENT / SPECIAL ASSESSMENT BONDS
Commerce California Joint Powers Financing Authority (Redevelopment
Projects) Series A 5.00% 8/1/28 (RADIAN)                                                      1,000,000          1,006,040
La Quinta Redevelopment Agency Tax Allocation 5.10% 9/1/31                                    2,000,000          2,046,520
Lake Elisnore Public Financing Authority 5.50% 9/1/30                                         1,000,000          1,008,890
Poway Redevelopment Agency Certificates of Participation 5.75%
6/15/33 (MBIA)                                                                                1,400,000          1,547,112
Riverside County Redevelopment Agency 5.25% 10/1/35 (AMBAC)                                   1,590,000          1,655,301
Southern California Logistics Airport Authority (Southern California
Logistics Airport Project) 6.50% 12/1/31                                                      1,000,000          1,018,290
                                                                                                            --------------
                                                                                                                 8,282,153
                                                                                                            --------------
TERRITORIAL REVENUE BONDS
Puerto Rico Electric Power Authority Power Revenue Series OO 5.00%
7/1/13 (CIFG)                                                                                 2,000,000          2,225,360
                                                                                                            --------------
                                                                                                                 2,225,360
                                                                                                            --------------
WASTE DISPOSAL REVENUE BONDS
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/31
(AMBAC)(AMT)                                                                                  2,000,000          2,051,320
Salinas Valley Solid Waste Authority Revenue 5.25% 8/1/27 (AMBAC) (AMT)                       2,000,000          2,060,340
                                                                                                            --------------
                                                                                                                 4,111,660
                                                                                                            --------------
WATER & SEWER REVENUE BONDS
California State Department of Water Resources Water Systems
Revenue (Central Valley Project) Series X 5.00% 12/1/29 (FGIC)                                1,000,000          1,020,590
Metropolitan Water District Southern California Waterworks Revenue
Authority Series B-1 5.00% 10/1/36 (FGIC)                                                     1,000,000          1,018,670
                                                                                                            --------------
                                                                                                                 2,039,260
                                                                                                            --------------
TOTAL MUNICIPAL BONDS                                                                                           75,481,059

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA PORTFOLIO OF INVESTMENTS(A)
AS OF AUGUST 31, 2004
(UNAUDITED)

                                                                                         DELAWARE TAX-FREE CALIFORNIA FUND
                                                                             % OF NET    ---------------------------------
                                                                              ASSETS       PAR/SHARES        MARKET VALUE
                                                                             --------    --------------     --------------
SHORT TERM INVESTMENTS                                                           0.62%
Federated California Municipal Trust                                                            394,990            394,990
                                                                                                            --------------
TOTAL SHORT TERM INVESTMENTS                                                                                       394,990
                                                                                                            --------------

                                                                                                            --------------
TOTAL INVESTMENTS AT MARKET                                                     97.48%                      $   43,788,717
                                                                                                            --------------
TOTAL INVESTMENTS AT COST                                                                                   $   42,642,179
                                                                                                            --------------

                                                                                           DELAWARE TAX-FREE CALIFORNIA
                                                                                                   INSURED FUND
                                                                                         ---------------------------------
                                                                                           PAR/SHARES        MARKET VALUE
                                                                                         --------------     --------------
SHORT TERM INVESTMENTS
Federated California Municipal Trust                                                             90,190             90,190
                                                                                                            --------------
                                                                                                                    90,190
                                                                                                            --------------
TOTAL SHORT TERM INVESTMENTS
                                                                                                            --------------
TOTAL INVESTMENTS AT MARKET                                                                                 $   32,177,522
                                                                                                            --------------
TOTAL INVESTMENTS AT COST                                                                                   $   30,574,347
                                                                                                            --------------

                                                                                           DELAWARE TAX-FREE CALIFORNIA
                                                                                                   INSURED FUND
                                                                                                PRO FORMA COMBINED
                                                                                         ---------------------------------
                                                                                           PAR/SHARES        MARKET VALUE
                                                                                         --------------     --------------
SHORT TERM INVESTMENTS
Federated California Municipal Trust                                                            485,180            485,180
                                                                                                            --------------
TOTAL SHORT TERM INVESTMENTS                                                                                       485,180
                                                                                                            --------------

                                                                                                            --------------
TOTAL INVESTMENTS AT MARKET                                                                                 $   75,966,239
                                                                                                            --------------
TOTAL INVESTMENTS AT COST                                                                                   $   73,216,526
                                                                                                            --------------

----------
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
CIFG - Insured by CDS IXIS Financial Guaranty
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

*For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

(A) No adjustments are shown to the unaudited pro forma combined portfolio of investments due to the fact that upon completion of the acquisition, no securities would need to be sold in order for the Acquiring Fund to comply with its Prospectus and SEC and IRS guidelines and restrictions. However, the foregoing sentence shall not restrict in any way the ability of the investment advisor of any of the Funds from buying or selling securities in the normal course of such Fund's business and operations.

SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA COMBINED
STATEMENT OF ASSETS AND LIABILITIES
AS OF AUGUST 31, 2004
(UNAUDITED)


                                                                                          Delaware
                                                              Delaware              Tax-Free California
                                                      Tax-Free California Fund          Insured Fund
                                                      ------------------------    ------------------------
ASSETS

Investments, at market value                          $             43,788,717    $             32,177,522
Cash                                                                    23,108                      20,669
Receivable for fund shares sold                                        128,142                           -
Receivable for securities sold                                         512,039                     512,039
Interest receivable                                                    574,035                     370,285
                                                      ------------------------    ------------------------
         Total Assets                                               45,026,041                  33,080,515
                                                      ------------------------    ------------------------

LIABILITIES

Payable for fund shares repurchased                                     14,368                           -
Distributions payable                                                   47,400                      31,778
Accrued expenses and other liabilities                                  42,679                      39,668
Transaction costs payable                                                    -                           -
                                                      ------------------------    ------------------------
         Total Liabilities                                             104,447                      71,446
                                                      ------------------------    ------------------------
Net Assets                                            $             44,921,594    $             33,009,069
                                                      ========================    ========================

INVESTMENT AT COST                                    $             42,642,179    $             30,574,347

ANALYSIS OF NET ASSETS

Accumulated paid in capital                           $             44,623,907    $             31,333,825
Undistributed net investment income (Distribution
  in excess of net investment income)                                    1,300                           -
Accumulated net realized gain (loss) on investments                   (850,151)                     72,069
Unrealized appreciation of investments                               1,146,538                   1,603,175
                                                      ------------------------    ------------------------
Net Assets                                            $             44,921,594    $             33,009,069
                                                      ========================    ========================

* Adjustment reflects the costs of the transaction to be incurred by the funds

OUTSTANDING SHARES                                                   4,037,071                   2,999,315

RETAIL CLASS A SHARES                                                2,231,830                   2,248,556
RETAIL CLASS B SHARES                                                1,302,406                     626,275
RETAIL CLASS C SHARES                                                  502,835                     124,484

NET ASSETS

RETAIL CLASS A SHARES                                 $             24,797,519    $             24,748,327
RETAIL CLASS B SHARES                                               14,529,884                   6,894,516
RETAIL CLASS C SHARES                                                5,594,191                   1,366,226

NET ASSET VALUE PER SHARE:

RETAIL CLASS A SHARES                                 $                  11.11    $                  11.01
RETAIL CLASS B SHARES                                 $                  11.16    $                  11.01
RETAIL CLASS C SHARES                                 $                  11.13    $                  10.98

                                                                                         Delaware
                                                                                  Tax-Free California Fund
                                                             Pro Forma                   Pro Forma
                                                            Adjustments                  Combined
                                                      -----------------------     ------------------------
ASSETS

Investments, at market value                          $                      -    $             75,966,239
Cash                                                                         -                      43,777
Receivable for fund shares sold                                              -                     128,142
Receivable for securities sold                                               -                   1,024,078
Interest receivable                                                          -                     944,320
                                                      ------------------------    ------------------------
         Total Assets                                                        -                  78,106,556
                                                      ------------------------    ------------------------

LIABILITIES

Payable for fund shares repurchased                                          -                      14,368
Distributions payable                                                        -                      79,178
Accrued expenses and other liabilities                                       -                      82,347
Transaction costs payable                                               40,400                      40,400
                                                      ------------------------    ------------------------
         Total Liabilities                                              40,400                     216,293
                                                      ------------------------    ------------------------
Net Assets                                            $                (40,400)   $             77,890,263
                                                      ========================    ========================

INVESTMENT AT COST                                    $                      -    $             73,216,526

ANALYSIS OF NET ASSETS

Accumulated paid in capital                           $                      -    $             75,957,732
Undistributed net investment income (Distribution
  in excess of net investment income)                                  (40,400)                    (39,100)
Accumulated net realized gain (loss) on investments                          -                    (778,082)
Unrealized appreciation of investments                                       -                   2,749,713
                                                      ------------------------    ------------------------
Net Assets                                            $                (40,400)   $             77,890,263
                                                      ========================    ========================

* Adjustment reflects the costs of the transaction to be incurred by the funds

OUTSTANDING SHARES                                                     (31,203)                  7,005,183

RETAIL CLASS A SHARES                                                  (20,984)                  4,459,402
RETAIL CLASS B SHARES                                                   (8,487)                  1,920,194
RETAIL CLASS C SHARES                                                   (1,732)                    625,587

NET ASSETS

RETAIL CLASS A SHARES                                 $                (25,686)   $             49,520,160
RETAIL CLASS B SHARES                                                  (11,106)                 21,413,294
RETAIL CLASS C SHARES                                                   (3,608)                  6,956,809

NET ASSET VALUE PER SHARE:

RETAIL CLASS A SHARES                                                             $                  11.10
RETAIL CLASS B SHARES                                                             $                  11.15
RETAIL CLASS C SHARES                                                             $                  11.12

SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA COMBINED
STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED AUGUST 31, 2004
(UNAUDITED)

                                                                                                                     Delaware
                                                                                                                     Tax-Free
                                                                              Delaware                            California Fund
                                                           Delaware           Tax-Free                            ---------------
                                                           Tax-Free          California        Pro Forma             Pro Forma
                                                        California Fund     Insured Fund      Adjustments            Combined
                                                        ---------------    ---------------    -----------         ---------------
INVESTMENT INCOME
     Interest income                                    $     2,390,211    $     1,994,904    $         -         $     4,385,115
                                                        ---------------    ---------------    -----------         ---------------
     Total Investment Income                                  2,390,211          1,994,904              -               4,385,115
                                                        ---------------    ---------------    -----------         ---------------
EXPENSES
     Management fees                                            251,894            195,234         19,316(A)              466,444
     Distribution expenses - Class A                             60,003             72,176                                132,179
     Distribution expenses - Class B                            154,009             75,423                                229,432
     Distribution expenses - Class C                             64,643             27,298                                 91,941
     Dividend disbursing and transfer agent
      fees and expenses                                          22,982             18,516                                 41,498
     Accounting and administration expenses                      17,119             14,630           (884)(B)              30,865
     Reports and statements to shareholders                       3,100              1,855                                  4,955
     Registration fees                                            2,900              2,340         (2,340)(B)               2,900
     Legal and professional fees                                 18,565             13,842         (7,501)(B)              24,906
     Trustees' fees                                               2,658              2,399         (1,894)(C)               3,163
     Custodian fees                                               4,205              3,930         (1,710)(D)               6,425
     Other                                                        1,799              5,376          3,400(D),(E)           10,575
                                                        ---------------    ---------------    -----------         ---------------
                                                                603,877            433,019          8,387               1,045,283
     Less expenses absorbed or waived                          (209,994)                 -        152,475(F)              (57,519)
     Less expenses paid indirectly                                 (520)              (359)           695(E)                 (184)
                                                        ---------------    ---------------    -----------         ---------------
     Total expense                                              393,363            432,660        161,557                 987,580
                                                        ---------------    ---------------    -----------         ---------------
NET INVESTMENT INCOME                                         1,996,848          1,562,244       (161,557)              3,397,535
                                                        ---------------    ---------------    -----------         ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
     Net realized gain on investments                           457,665            187,797              -                 645,462
     Change in unrealized appreciation/(depreciation)
      of investments                                            985,791            889,503              -               1,875,294
                                                        ---------------    ---------------    -----------         ---------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               1,443,456          1,077,300              -               2,520,756
                                                        ---------------    ---------------    -----------         ---------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS          $     3,440,304    $     2,639,544    $  (161,557)        $     5,918,291
                                                        ===============    ===============    ===========         ===============

----------
(A) Increase to reflect higher management fee for the surviving fund.
(B) Decrease to reflect appropriate expense levels by merging the funds.
(C) Based on trustees' compensation plan for the surviving fund.
(D) Increase to reflect appropriate expense levels by merging the funds.
(E) Effective January 1, 2004 certain expenses of the Fund are no longer paid through commission arrangements with brokers. For the year ended 8/31/04 these expenses totaled $695.
(F) The current expense limitation expires October 31, 2004. Effective
November 1,2004 each Fund's expense limitation (excluding distribution expenses) will become 0.63%.

SEE PRO FORMA NOTES TO FINANCIAL STATEMENTS

DELAWARE TAX-FREE CALIFORNIA FUND
PRO FORMA COMBINED
ANNUAL FUND OPERATING EXPENSES
AS OF AUGUST 31, 2004
(UNAUDITED)

                                                                                                            Delaware
                                     Delaware                           Delaware                   Tax-Free California Fund
                             Tax-Free California Fund       Tax-Free California Insured Fund          Pro Forma Combined
                         --------------------------------   --------------------------------   --------------------------------
                          Retail      Retail      Retail     Retail      Retail      Retail     Retail      Retail      Retail
                         Class A     Class B     Class C    Class A     Class B     Class C    Class A     Class B     Class C
                          Shares      Shares      Shares     Shares      Shares      Shares     Shares      Shares      Shares
                         --------    --------    --------   --------    --------    --------   --------    --------    --------
Management fees              0.55%       0.55%       0.55%      0.50%       0.50%       0.50%      0.55%       0.55%       0.55%

Rule 12b-1 fees              0.25%       1.00%       1.00%      0.25%       1.00%       1.00%      0.25%       1.00%       1.00%

Other expenses               0.16%       0.16%       0.16%      0.16%       0.16%       0.16%      0.15%       0.15%       0.15%
                         --------    --------    --------   --------    --------    --------   --------    --------    --------
Total fund operating
 expenses                    0.96%       1.71%       1.71%      0.91%       1.66%       1.66%      0.95%       1.70%       1.70%
                         --------    --------    --------   --------    --------    --------   --------    --------    --------
Fee Waivers & payments      -0.46%      -0.46%      -0.46%      0.00%       0.00%       0.00%     -0.07%      -0.07%      -0.07% (A)

Expense Limit                0.50%       1.25%       1.25%      0.91%       1.66%       1.66%      0.88%       1.63%       1.63% (A)
                         ========    ========    ========   ========    ========    ========   ========    ========    ========

(A) The expense limitations of the Fund's will be adjusted effective November 1, 2004.

Delaware Tax-Free California Fund
Pro Forma Notes to Financial Statements
August 31, 2004 (Unaudited)

Voyageur Mutual Funds (the "Trust") is organized as a Delaware statutory trust and offers six series: Delaware Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund and Delaware Tax-Free New York Fund. These financial statements and related notes pertain to the Delaware Tax-Free California Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek a high level of current income exempt for federal income tax and the California state personal income tax, as is consistent with preservation of capital.

1.   BASIS OF PRO FORMA PRESENTATION

The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the Delaware Tax-Free California Insured Fund by the Delaware Tax-Free California Fund, as if such acquisition had taken place as of September 1, 2003.

Under the terms of the Plan of Reorganization, the combination of the Delaware Tax-Free California Insured Fund and the Delaware Tax-Free California Fund will be accounted for by a method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of the Delaware Tax-Free California Insured Fund in exchange for shares of the Delaware Tax-Free California Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the Delaware Tax-Free California Fund and the Delaware Tax-Free California Insured Fund have been combined as of and for the twelve months ended August 31, 2004.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Delaware Tax-Free California Fund and Delaware Tax-Free California Insured Fund included in their annual report dated August 31, 2004.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the Delaware Tax-Free California Insured Fund by the Delaware Tax-Free California Fund had taken place as of September 1, 2003.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the twelve months ended August 31, 2004 were approximately $184. The expenses paid under the above arrangement is included in the "custodian fees" expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

3. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55 % on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion and 0.425% on average daily net assets in excess $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 0.63% of average daily net assets of the Fund through March 31, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on average assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend and disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

4.   LINE OF CREDIT

The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $177,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of August 31, 2004, or at any time during the period.

5.   CREDIT AND MARKET RISK

The Fund concentrates its investments in securities issued by California municipalities. The value of these investments may be adversely affected by new legislation within California, regional or local economic conditions and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

6.   ANTICIPATED TAX STATUS OF THE REORGANIZATION

Each Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions made and representations to be made on behalf of each "Acquired Fund" and the corresponding "Acquiring Fund" (as defined in the Proxy Statement/Prospectus), it is expected that Stradley, Ronon, Stevens & Young, LLP will provide a legal opinion that, for federal income tax purposes, (i) shareholders of the Acquired Funds will not recognize any gain or loss as a result of the exchange of their shares of an Acquired Fund for shares of the corresponding Acquiring Fund, and (ii) the corresponding Acquiring Fund and its shareholders will not recognize any gain or loss upon receipt of the Acquired Fund's assets and liabilities. You should consult your tax adviser regarding the effect, if any, of a Transaction in light of your individual circumstances. You should also consult your tax adviser about the state and local tax consequences, if any, of a Transaction because this discussion only relates to the federal income tax consequences.


+--------------------------------------+   +--------------------------------------------+   +-------------------------------------+
|  TO VOTE BY TELEPHONE                |   |  TO VOTE BY INTERNET                       |   |  TO VOTE BY MAIL                    |
|                                      |   |                                            |   |                                     |
|  1) Read the Proxy Statement and     |   |  1) Read the Proxy Statement and           |   |  1) Read the Proxy Statement.       |
|     have the proxy card on reverse   |   |     have the proxy card on reverse at hand.|   |                                     |
|     at hand.                         |   |                                            |   |  2) Check the appropriate box on    |
|                                      |   |  2) Go to WWW.PROXYWEB.COM                 |   |     the reverse side.               |
|  2) Call 1-800-690-6903.             |   |                                            |   |                                     |
|                                      |   |  3) Follow the on-line instructions.       |   |  3) Sign, date and return the proxy |
|  3) Follow the recorded instructions.|   |                                            |   |     card in the envelope provided.  |
+--------------------------------------+   +--------------------------------------------+   +-------------------------------------+
                             IF YOU VOTE BY TELEPHONE OR INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD.




                            YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

+--------------------+
| 999 999 999 999 99 | <--
+--------------------+

DELAWARE TAX-FREE ARIZONA FUND (THE "FUND")                                           JOINT MEETING OF SHAREHOLDERS - MARCH 15, 2005
VOYAGEUR MUTUAL FUNDS (THE "TRUST")                                                                  PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Richelle S. Maestro, Brian L. Murray, Jr., David P. O'Connor and
Michael P. Bishof or any of them, attorneys, with full power of substitution, to vote all shares of the Fund, a series of the Trust, as indicated above, that the undersigned is entitled to vote at a Meeting of Shareholders of the Trust to be held at the offices of
Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055 on March 15, 2005 at 4 p.m.,
Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposals described in the Proxy
Statement/Prospectus as specified on the reverse side.

Receipt of the Notice of Joint Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

                                                    [Graphic Omitted]     PLEASE SIGN, DATE AND RETURN PROMPTLY
                                                                                 IN ENCLOSED ENVELOPE

                                                                              Date: ______________________

                                                    +------------------------------------------------------------------------------+
                                                    |                                                                              |
                                                    |                                                                              |
                                                    |                                                                              |
                                                    |                                                                              |
                                                    +------------------------------------------------------------------------------+
                                                    Signature(s) (Title(s), if applicable)                      (Please sign in box)

                                                    NOTE: Please sign exactly as your name appears on this proxy card. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.


[Graphic Omitted]                                                                 [Graphic Omitted]           Del merger AZ - DH - R



Please refer to the Proxy Statement/Prospectus discussion of each of these proposals.

IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSALS.

As to any other matter, said attorneys shall vote in accordance with the views of management.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR EACH OF THE FOLLOWING:

                                  [Graphic      PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.  [Graphic
                                   Omitted]     PLEASE DO NOT USE FINE POINT PENS. [X]                                    Omitted]

                                                                                                 FOR      AGAINST    ABSTAIN

1. To approve the Plan of Reorganization between the Trust on behalf of the                      [ ]        [ ]        [ ]
   Fund, and Voyageur Insured Funds, on behalf of the Delaware Tax-Free Arizona
   Insured Fund (the "Acquiring Fund") which provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Fund, in exchange for shares of the Acquiring Fund and the assumption by the
   Acquiring Fund of the liabilities of the Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the
   Fund; and (iii) the liquidation and dissolution of the Fund.

                                                                                                   FOR ALL               WITHHOLD
                                                                                                   NOMINEES            AUTHORITY TO
                                                                                                LISTED (EXCEPT         VOTE FOR ALL
 2. To elect the 9 nominees specified as Trustees:                                               AS MARKED TO            NOMINEES.
                                                                                               THE CONTRARY AT
    (01) Thomas L. Bennett, (02) Jude T. Driscoll, (03) John A. Fry,                                LEFT).
    (04) Anthony D. Knerr, (05) Lucinda S. Landreth, (06) Ann R. Leven,
    (07) Thomas F. Madison, (08) Janet L. Yeomans, (09) J. Richard Zecher                            [ ]                   [ ]


    (INSTRUCTION: TO WITHHOLD AUTHORITY TO VOTE FOR ANY INDIVIDUAL NOMINEE(S), WRITE
    THE NAME(S) OR NUMBER(S) OF THE NOMINEE(S) ON THE LINE BELOW.)

    ________________________________________________________________________________


 3. N/A                                                                                          FOR      AGAINST    ABSTAIN

                                                                                                 [ ]        [ ]        [ ]
 4. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.


                                              PLEASE SIGN AND DATE ON THE REVERSE SIDE.
                                                                                                                           [Graphic
[Graphic Omitted]                                                                                 Del merger AZ - DH - R    Omitted]


+--------------------------------------+   +--------------------------------------------+   +-------------------------------------+
|  TO VOTE BY TELEPHONE                |   |  TO VOTE BY INTERNET                       |   |   TO VOTE BY MAIL                   |
|  1) Read the Proxy Statement and     |   |  1) Read the Proxy Statement and           |   |   1) Read the Proxy Statement.      |
|     have the proxy card on reverse   |   |     have the proxy card on reverse         |   |   2) Check the appropriate box on   |
|     at hand.                         |   |     at hand.                               |   |      the reverse side.              |
|  2) Call 1-800-690-6903.             |   |  2) Go to www.proxyweb.com                 |   |   3) Sign, date and return the proxy|
|  3) Follow the recorded instructions.|   |  3) Follow the on-line instructions.       |   |      card in the envelope provided. |
+--------------------------------------+   +--------------------------------------------+   +-------------------------------------+
                              IF YOU VOTE BY TELEPHONE OR INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD.



                            YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

+--------------------+
| 999 999 999 999 99 | <--
+--------------------+

DELAWARE TAX-FREE CALIFORNIA INSURED FUND (THE "FUND")                                JOINT MEETING OF SHAREHOLDERS - MARCH 15, 2005
VOYAGEUR INVESTMENT TRUST (THE "TRUST")                                                              PROXY SOLICITED BY THE TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) Richelle S. Maestro, Brian L. Murray, Jr., David P. O'Connor and
Michael P. Bishof or any of them, attorneys, with full power of substitution, to vote all shares of the Fund, a series of the Trust, as indicated above, that the undersigned is entitled to vote at a Meeting of Shareholders of the Trust to be held at the offices of
Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055 on March 15, 2005 at 4 p.m.,
Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposals described in the Proxy
Statement/Prospectus as specified on the reverse side.
Receipt of the Notice of Joint Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

                                                    [Graphic Omitted]             PLEASE SIGN, DATE AND RETURN PROMPTLY
                                                                                          IN ENCLOSED ENVELOPE

                                                                                     Date: ______________________

                                                    +------------------------------------------------------------------------------+
                                                    |                                                                              |
                                                    |                                                                              |
                                                    |                                                                              |
                                                    |                                                                              |
                                                    +------------------------------------------------------------------------------+
                                                    Signature(s) (Title(s), if applicable)                      (Please sign in box)

                                                    NOTE: Please sign exactly as your name appears on this proxy card. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

[Graphic Omitted]                                                             [Graphic Omitted]           Del merger Ins CA - DH - R


Please refer to the Proxy Statement/Prospectus discussion of each of these proposals.
IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSALS.
As to any other matter, said attorneys shall vote in accordance with the views of management.
THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR EACH OF THE FOLLOWING:

                            [Graphic Omitted]     PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.  [Graphic
                                                  PLEASE DO NOT USE FINE POINT PENS. [X]                                   Omitted]

                                                                                                 FOR      AGAINST    ABSTAIN

1. To approve the Plan of Reorganization between the Trust on behalf of the                      [ ]        [ ]        [ ]
   Fund, and Voyageur Mutual Funds, on behalf of the Delaware Tax-Free
   California Fund (the "Acquiring Fund") which provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the
   Fund, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the
   Fund; and (iii) the liquidation and dissolution of the Fund.

                                                                                                   FOR ALL               WITHHOLD
                                                                                                   NOMINEES            AUTHORITY TO
                                                                                                LISTED (EXCEPT         VOTE FOR ALL
2. To elect the 9 nominees specified as Trustees:                                                AS MARKED TO            NOMINEES.
                                                                                               THE CONTRARY AT
   (01) Thomas L. Bennett, (02) Jude T. Driscoll, (03) John A. Fry,                                 LEFT).
   (04) Anthony D. Knerr, (05) Lucinda S. Landreth, (06) Ann R. Leven,
   (07) Thomas F. Madison, (08) Janet L. Yeomans, (09) J. Richard Zecher                             [ ]                   [ ]

   (INSTRUCTION: TO WITHHOLD AUTHORITY TO VOTE FOR ANY INDIVIDUAL NOMINEE(S),
   WRITE THE NAME(S) OR NUMBER(S) OF THE NOMINEE(S) ON THE LINE BELOW.)

   -----------------------------------------------------------------------------                 FOR      AGAINST    ABSTAIN

3. To approve an Agreement and Plan of Redomestication of the Trust from a                       [ ]        [ ]        [ ]
   Massachusetts business trust to a Delaware statutory trust.

4. To approve the use of a "manager of managers" structure whereby the                           [ ]        [ ]        [ ]
   investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                             PLEASE SIGN AND DATE ON THE REVERSE SIDE.

[Graphic Omitted]                                                                     Del merger Ins CA - DH       [Graphic Omitted]



+--------------------------------------+   +--------------------------------------------+   +-------------------------------------+
|  TO VOTE BY TELEPHONE                |   |  TO VOTE BY INTERNET                       |   |   TO VOTE BY MAIL                   |
|  1) Read the Proxy Statement and     |   |  1) Read the Proxy Statement and           |   |   1) Read the Proxy Statement.      |
|     have the proxy card on reverse   |   |     have the proxy card on reverse         |   |   2) Check the appropriate box on   |
|     at hand.                         |   |     at hand.                               |   |      the reverse side.              |
|  2) Call 1-800-690-6903.             |   |  2) Go to www.proxyweb.com                 |   |   3) Sign, date and return the proxy|
|  3) Follow the recorded instructions.|   |  3) Follow the on-line instructions.       |   |      card in the envelope provided. |
+--------------------------------------+   +--------------------------------------------+   +-------------------------------------+
                             IF YOU VOTE BY TELEPHONE OR INTERNET, PLEASE DO NOT RETURN YOUR PROXY CARD.



                            YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

+--------------------+
| 999 999 999 999 99 | <--
+--------------------+

DELAWARE TAX-FREE FLORIDA FUND (THE "FUND")                                           JOINT MEETING OF SHAREHOLDERS - MARCH 15, 2005
VOYAGEUR INVESTMENT TRUST (THE "TRUST")                                                              PROXY SOLICITED BY THE TRUSTEES
The undersigned, revoking previous proxies, hereby appoint(s) Richelle S. Maestro, Brian L. Murray, Jr., David P. O'Connor and
Michael P. Bishof or any of them, attorneys, with full power of substitution, to vote all shares of the Fund, a series of the Trust, as indicated above, that the undersigned is entitled to vote at a Meeting of Shareholders of the Trust to be held at the offices of
Delaware Investments located at 2001 Market Street, 2nd Floor Auditorium, Philadelphia, PA 19103-7055 on March 15, 2005 at 4 p.m.,
Eastern time, and at any adjournments thereof. All powers may be exercised by two or more of said proxy holders or substitutes voting or acting or, if only one votes and acts, then by that one. This proxy shall be voted on the proposals described in the Proxy
Statement/Prospectus as specified on the reverse side.
Receipt of the Notice of Joint Meeting and the accompanying Proxy Statement/Prospectus is hereby acknowledged.

                                                    [Graphic Omitted]         PLEASE SIGN, DATE AND RETURN PROMPTLY
                                                                                        IN ENCLOSED ENVELOPE

                                                                                    Date: ______________________

                                                    +------------------------------------------------------------------------------+
                                                    |                                                                              |
                                                    |                                                                              |
                                                    |                                                                              |
                                                    |                                                                              |
                                                    +------------------------------------------------------------------------------+
                                                    Signature(s) (Title(s), if applicable)                      (Please sign in box)

                                                    NOTE: Please sign exactly as your name appears on this proxy card. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian, etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person indicating the person's title.

[Graphic Omitted]                                                       [Graphic Omitted]                    Del merger FLA - DH - R



Please refer to the Proxy Statement/Prospectus discussion of each of these proposals.
IF NO SPECIFICATION IS MADE AND THIS PROXY IS SIGNED AND RETURNED, THE PROXY SHALL BE VOTED FOR THE PROPOSALS.
As to any other matter, said attorneys shall vote in accordance with the views of management.
THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR EACH OF THE FOLLOWING:

                             [Graphic Omitted]    PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL.   [Graphic
                                                  PLEASE DO NOT USE FINE POINT PENS. [X]                                    Omitted]
                                                                                                  FOR      AGAINST    ABSTAIN

1. To approve the Plan of Reorganization by the Trust on behalf of the Fund and                   [ ]        [ ]        [ ]
   the Delaware Tax-Free Florida Insured Fund (the "Acquiring Fund") which provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Fund, in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Fund;
   (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Fund; and (iii) the liquidation and dissolution of the Fund.

                                                                                                    FOR ALL               WITHHOLD
                                                                                                    NOMINEES            AUTHORITY TO
                                                                                                 LISTED (EXCEPT         VOTE FOR ALL
                                                                                                  AS MARKED TO            NOMINEES.
2. To elect the 9 nominees specified as Trustees:                                               THE CONTRARY AT
                                                                                                     LEFT).
   (01) Thomas L. Bennett, (02) Jude T. Driscoll, (03) John A. Fry,
   (04) Anthony D. Knerr, (05) Lucinda S. Landreth, (06) Ann R. Leven,                                  [ ]                   [ ]
   (07) Thomas F. Madison, (08) Janet L. Yeomans, (09) J. Richard Zecher

   (INSTRUCTION: TO WITHHOLD AUTHORITY TO VOTE FOR ANY INDIVIDUAL NOMINEE(S), WRITE
   THE NAME(S) OR NUMBER(S) OF THE NOMINEE(S) ON THE LINE BELOW.)
                                                                                                  FOR      AGAINST    ABSTAIN
   --------------------------------------------------------------------------------
                                                                                                  [ ]        [ ]        [ ]
3. To approve an Agreement and Plan of Redomestication of the Trust from a
   Massachusetts business trust to a Delaware statutory trust.
                                                                                                  [ ]        [ ]        [ ]
4. To approve the use of a "manager of managers" structure whereby the investment manager of the funds of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                             PLEASE SIGN AND DATE ON THE REVERSE SIDE.                                      [Graphic
                                                                                                                            Omitted]
[Graphic Omitted]                                                                              Del merger Ins FLA- DH
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